Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	476,608	26,914,053
Ford Motor Co.	8,719,894	128,008,044
General Motors Co.	2,013,937	178,958,442
Tesla, Inc. *	6,288,190	1,956,947,610
		2,290,828,149

Banks 3.6%
Bank of America Corp.	14,582,708	903,398,761
Citigroup, Inc.	3,809,534	504,572,778
Citizens Financial Group, Inc.	939,777	67,335,022
Fifth Third Bancorp	2,026,619	114,503,973
Huntington Bancshares, Inc.	4,524,208	77,092,504
JPMorgan Chase & Co.	5,984,889	2,105,424,101
KeyCorp	2,048,105	46,266,692
M&T Bank Corp.	328,309	80,859,224
PNC Financial Services Group, Inc.	897,026	224,139,887
Regions Financial Corp.	1,896,441	58,694,849
Truist Financial Corp.	2,782,764	144,258,486
U.S. Bancorp	3,465,726	218,375,395
Wells Fargo & Co.	6,835,162	590,899,755
		5,135,821,427

Capital Goods 6.5%
3M Co.	1,166,721	205,669,578
A.O. Smith Corp.	253,781	15,259,852
Allegion PLC	189,569	29,838,161
AMETEK, Inc.	513,229	124,052,582
Axon Enterprise, Inc. *	180,496	95,258,569
Boeing Co. *	1,760,732	380,564,614
Builders FirstSource, Inc. *	237,623	15,787,672
Carrier Global Corp.	1,744,258	107,812,587
Caterpillar, Inc.	1,028,767	838,249,639
Comfort Systems USA, Inc.	78,303	135,439,916
Cummins, Inc.	308,577	195,699,533
Deere & Co.	561,621	332,855,918
Dover Corp.	300,158	61,418,330
Eaton Corp. PLC	866,474	359,760,005
EMCOR Group, Inc.	99,648	79,462,305
Emerson Electric Co.	1,248,605	187,066,001
Fastenal Co.	2,559,370	122,107,543
Fortive Corp.	686,254	40,633,099
GE Vernova, Inc.	600,206	594,378,000
Generac Holdings, Inc. *	131,757	25,970,622
General Dynamics Corp.	566,955	217,381,886
General Electric Co.	2,330,372	839,097,046
Honeywell Aerospace, Inc. *	708,738	146,524,494
Honeywell International, Inc.	708,537	172,209,918
Howmet Aerospace, Inc.	894,495	252,480,159
Hubbell, Inc., Class B	118,277	55,891,796
Huntington Ingalls Industries, Inc.	88,887	29,017,161
IDEX Corp.	164,192	37,838,046
Illinois Tool Works, Inc.	583,693	167,490,706
Ingersoll Rand, Inc.	793,654	66,174,871
Johnson Controls International PLC	1,365,044	200,197,353
L3Harris Technologies, Inc.	415,306	115,064,680
SECURITY	NUMBER OF SHARES	VALUE ($)
Lennox International, Inc.	70,274	29,225,551
Lockheed Martin Corp.	452,668	263,787,750
Masco Corp.	445,778	31,864,211
Nordson Corp.	117,728	35,057,044
Northrop Grumman Corp.	297,847	161,576,041
Otis Worldwide Corp.	858,462	61,766,341
PACCAR, Inc.	1,175,499	155,965,207
Parker-Hannifin Corp.	281,675	275,064,088
Pentair PLC	360,633	23,599,824
Quanta Services, Inc.	335,697	224,030,750
Rockwell Automation, Inc.	249,010	119,544,721
RTX Corp.	3,007,918	647,364,112
Snap-on, Inc.	116,357	47,754,076
Stanley Black & Decker, Inc.	348,541	32,965,008
Textron, Inc.	387,606	33,047,288
Trane Technologies PLC	493,922	224,709,814
TransDigm Group, Inc.	124,705	156,427,458
United Rentals, Inc.	139,809	150,890,261
Vertiv Holdings Co., Class A	858,804	207,461,282
Westinghouse Air Brake Technologies Corp.	379,151	110,279,860
WW Grainger, Inc.	97,067	134,167,949
Xylem, Inc.	528,039	61,764,722
		9,434,966,000

Commercial & Professional Services 0.8%
Automatic Data Processing, Inc.	893,360	238,044,706
Broadridge Financial Solutions, Inc.	255,793	39,379,332
Cintas Corp.	760,832	155,689,052
Copart, Inc. *	1,980,845	57,682,206
Equifax, Inc.	267,468	46,170,326
Jacobs Solutions, Inc.	264,846	35,735,671
Leidos Holdings, Inc.	279,473	32,307,079
Paychex, Inc.	720,243	84,153,192
Republic Services, Inc., Class A	445,848	93,873,297
Rollins, Inc.	659,036	25,023,597
Veralto Corp.	549,316	51,729,088
Verisk Analytics, Inc., Class A	293,972	57,280,444
Waste Management, Inc.	825,504	187,017,931
		1,104,085,921

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	21,862,399	5,937,390,320
AutoZone, Inc. *	36,730	110,786,862
Best Buy Co., Inc.	438,656	37,838,467
Carvana Co., Class A *	1,602,325	99,920,987
eBay, Inc.	991,881	113,084,353
Genuine Parts Co.	304,915	37,922,279
Home Depot, Inc.	2,224,703	738,512,408
Lowe's Cos., Inc.	1,249,961	259,754,395
O'Reilly Automotive, Inc. *	1,847,987	165,117,638
Ross Stores, Inc.	719,542	180,655,410
TJX Cos., Inc.	2,468,659	388,418,807
Tractor Supply Co.	1,164,492	35,831,419
Ulta Beauty, Inc. *	98,239	50,379,906
Williams-Sonoma, Inc.	264,525	60,486,287
		8,216,099,538

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	319,742	30,976,605
Dr. Horton, Inc.	589,451	84,326,860
Garmin Ltd.	366,002	107,524,068
Hasbro, Inc.	298,986	28,086,745
Lennar Corp., Class A	482,166	39,706,370
Lululemon Athletica, Inc. *	232,627	27,652,371
NIKE, Inc., Class B	2,679,530	111,763,196
NVR, Inc. *	6,044	37,152,770
PulteGroup, Inc.	425,811	53,852,317
Ralph Lauren Corp., Class A	87,167	33,153,097
Tapestry, Inc.	450,999	68,718,718
		622,913,117

Consumer Services 1.6%
Airbnb, Inc., Class A *	932,399	141,277,096
Booking Holdings, Inc.	1,729,614	333,642,541
Carnival Corp. Ltd.	2,883,035	80,177,203
Chipotle Mexican Grill, Inc., Class A *	2,868,775	106,775,806
Darden Restaurants, Inc.	256,332	52,184,069
Domino's Pizza, Inc.	68,270	23,719,729
DoorDash, Inc., Class A *	844,245	165,607,099
Expedia Group, Inc.	257,270	75,827,760
Hilton Worldwide Holdings, Inc.	509,482	163,283,886
Las Vegas Sands Corp.	661,532	32,342,299
Marriott International, Inc., Class A	487,901	181,904,130
McDonald's Corp.	1,587,098	429,532,203
MGM Resorts International *	423,458	18,873,523
Norwegian Cruise Line Holdings Ltd. *	1,036,829	19,212,441
Royal Caribbean Cruises Ltd.	556,329	177,079,521
Starbucks Corp.	2,546,030	267,969,657
Wynn Resorts Ltd.	188,407	18,710,699
Yum! Brands, Inc.	615,392	94,327,286
		2,382,446,948

Consumer Staples Distribution & Retail 1.8%
Casey's General Stores, Inc.	82,216	71,610,136
Costco Wholesale Corp.	990,932	943,258,261
Dollar General Corp.	490,379	62,302,652
Dollar Tree, Inc. *	407,953	51,895,701
Kroger Co.	1,270,508	73,359,132
Sysco Corp.	1,063,686	90,668,595
Target Corp.	1,014,309	146,557,507
Walmart, Inc.	9,792,094	1,088,880,853
		2,528,532,837

Energy 3.3%
APA Corp.	795,037	29,670,781
Baker Hughes Co., Class A	2,220,618	134,325,183
Chevron Corp.	4,181,481	823,040,905
ConocoPhillips	2,720,154	327,724,154
Devon Energy Corp.	2,569,478	115,960,542
Diamondback Energy, Inc.	432,079	87,690,433
EOG Resources, Inc.	1,188,809	176,764,010
EQT Corp.	1,397,681	74,482,421
Expand Energy Corp.	531,747	50,000,170
ExxonMobil Holdings Corp.	9,258,051	1,439,071,447
Halliburton Co.	1,876,959	60,531,928
Kinder Morgan, Inc.	4,364,872	140,461,581
Marathon Petroleum Corp.	651,598	206,211,219
Occidental Petroleum Corp.	1,623,154	92,633,399
ONEOK, Inc.	1,409,776	128,021,759
Phillips 66	895,311	189,519,433
SLB Ltd.	3,346,090	165,932,603
Targa Resources Corp.	478,417	129,349,604
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	129,037	51,947,715
Valero Energy Corp.	662,834	207,400,759
Williams Cos., Inc.	2,731,746	195,429,109
		4,826,169,155

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	349,142	17,963,356
American Tower Corp.	1,041,672	180,584,258
AvalonBay Communities, Inc.	310,040	57,546,524
BXP, Inc.	330,617	23,182,864
Camden Property Trust	227,322	25,189,551
Crown Castle, Inc.	975,254	74,411,880
Digital Realty Trust, Inc.	777,867	146,643,487
Equinix, Inc.	219,883	224,122,344
Equity Residential	763,023	50,702,878
Essex Property Trust, Inc.	143,556	40,790,002
Extra Space Storage, Inc.	472,489	69,947,272
Federal Realty Investment Trust	175,398	21,765,138
Healthpeak Properties, Inc.	1,532,162	33,447,097
Host Hotels & Resorts, Inc.	1,440,427	36,197,931
Invitation Homes, Inc.	1,223,732	36,369,315
Iron Mountain, Inc.	662,713	81,063,054
Kimco Realty Corp.	1,517,403	38,663,428
Mid-America Apartment Communities, Inc.	258,024	34,146,896
Prologis, Inc.	2,082,447	301,142,661
Public Storage	374,561	121,421,439
Realty Income Corp.	2,082,793	133,027,989
Regency Centers Corp.	371,056	29,792,086
SBA Communications Corp., Class A	234,737	42,482,702
Simon Property Group, Inc.	723,047	165,845,290
UDR, Inc.	662,475	25,280,046
Ventas, Inc.	1,087,535	101,695,398
VICI Properties, Inc., Class A	2,448,502	64,518,028
Welltower, Inc.	1,576,712	369,644,361
Weyerhaeuser Co.	1,617,894	40,495,887
		2,588,083,162

Financial Services 7.2%
American Express Co.	1,188,741	399,714,161
Ameriprise Financial, Inc.	200,792	109,600,305
Apollo Global Management, Inc.	1,030,684	129,443,604
ARES Management Corp., Class A	468,239	59,976,733
Bank of New York Mellon Corp.	1,534,034	239,815,535
Berkshire Hathaway, Inc., Class B *	4,094,871	2,094,690,311
Blackrock, Inc.	322,146	351,264,777
Blackstone, Inc.	1,661,541	212,261,863
Block, Inc. *	1,198,066	97,330,882
Capital One Financial Corp.	1,388,641	290,239,855
Cboe Global Markets, Inc.	233,388	72,403,959
Charles Schwab Corp. (a)	3,628,446	381,857,657
CME Group, Inc.	809,392	216,747,084
Coinbase Global, Inc., Class A *	495,293	72,441,554
Corpay, Inc. *	145,170	55,470,909
FactSet Research Systems, Inc.	80,695	21,238,924
Fidelity National Information Services, Inc.	1,156,014	51,754,747
Fiserv, Inc. *	1,196,513	64,539,911
Franklin Resources, Inc.	699,577	23,687,677
Global Payments, Inc.	515,147	43,313,560
Goldman Sachs Group, Inc.	658,920	671,030,950
Interactive Brokers Group, Inc., Class A	990,892	87,188,587
Intercontinental Exchange, Inc.	1,260,668	192,226,657
Invesco Ltd.	980,584	29,025,286
Jack Henry & Associates, Inc.	157,903	24,323,378
KKR & Co., Inc.	1,543,552	156,562,479
Mastercard, Inc., Class A	1,802,212	1,032,847,697

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	334,997	160,255,865
Morgan Stanley	2,677,468	563,392,817
MSCI, Inc., Class A	162,820	93,172,117
Nasdaq, Inc.	1,001,667	94,347,015
Northern Trust Corp.	414,478	75,513,747
PayPal Holdings, Inc.	1,973,813	112,921,842
Raymond James Financial, Inc.	388,636	68,392,163
Robinhood Markets, Inc., Class A *	1,767,172	152,966,408
S&P Global, Inc.	677,220	278,967,235
State Street Corp.	618,860	113,969,258
Synchrony Financial	752,987	57,068,885
T. Rowe Price Group, Inc.	479,692	53,605,581
Visa, Inc., Class A	3,707,087	1,357,275,763
		10,362,847,738

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	3,726,852	254,655,797
Archer-Daniels-Midland Co.	1,076,793	85,357,381
Brown-Forman Corp., Class B	384,013	11,032,694
Bunge Global SA	304,154	32,310,279
Coca-Cola Co.	8,648,925	757,559,341
Constellation Brands, Inc., Class A	310,674	40,459,075
General Mills, Inc.	1,191,690	42,602,918
Hershey Co.	329,468	57,673,373
Hormel Foods Corp.	652,341	16,315,048
J.M. Smucker Co.	241,233	28,769,448
Keurig Dr. Pepper, Inc.	3,040,170	94,610,090
Kraft Heinz Co.	1,908,724	49,340,515
McCormick & Co., Inc. - Non Voting Shares	571,934	29,111,441
Molson Coors Beverage Co., Class B	351,880	14,624,133
Mondelez International, Inc., Class A	2,861,157	178,278,693
Monster Beverage Corp. *	1,596,338	153,855,056
PepsiCo, Inc.	3,053,102	426,090,915
Philip Morris International, Inc.	3,481,159	664,274,760
Tyson Foods, Inc., Class A	636,163	36,872,008
		2,973,792,965

Health Care Equipment & Services 3.2%
Abbott Laboratories	3,890,468	411,222,468
Align Technology, Inc. *	151,100	25,560,076
Baxter International, Inc.	1,167,540	30,542,846
Becton Dickinson & Co.	613,575	101,620,292
Boston Scientific Corp. *	3,312,250	154,781,443
Cardinal Health, Inc.	523,615	120,447,158
Cencora, Inc.	434,033	135,131,834
Centene Corp. *	1,041,938	64,829,382
Cigna Group	591,030	164,926,922
Cooper Cos., Inc. *	438,563	31,716,876
CVS Health Corp.	2,849,879	297,612,864
DaVita, Inc. *	70,129	16,837,272
Dexcom, Inc. *	858,358	71,629,975
Edwards Lifesciences Corp. *	1,284,854	110,587,384
Elevance Health, Inc.	485,048	182,300,440
GE HealthCare Technologies, Inc.	1,012,847	68,893,853
HCA Healthcare, Inc.	346,760	139,602,108
Henry Schein, Inc. *	213,483	18,306,167
Humana, Inc.	268,501	97,696,774
IDEXX Laboratories, Inc. *	176,095	98,449,432
Insulet Corp. *	155,030	25,634,211
Intuitive Surgical, Inc. *	789,994	279,128,580
Labcorp Holdings, Inc.	181,696	56,180,403
McKesson Corp.	268,809	230,151,578
Medtronic PLC	2,865,137	244,654,048
Quest Diagnostics, Inc.	248,447	57,890,635
ResMed, Inc.	324,394	68,440,646
Solventum Corp. *	328,089	28,031,924
SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS PLC	219,581	50,152,300
Stryker Corp.	769,898	250,755,779
UnitedHealth Group, Inc.	2,028,408	840,572,275
Universal Health Services, Inc., Class B	118,196	19,908,934
Veeva Systems, Inc., Class A *	335,969	68,463,763
Zimmer Biomet Holdings, Inc.	434,504	40,812,961
		4,603,473,603

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	529,262	52,296,378
Clorox Co.	268,818	25,680,184
Colgate-Palmolive Co.	1,783,965	162,876,005
Estee Lauder Cos., Inc., Class A	550,788	46,211,113
Kenvue, Inc.	4,297,840	82,690,442
Kimberly-Clark Corp.	744,404	81,370,801
Procter & Gamble Co.	5,201,101	751,507,083
		1,202,632,006

Insurance 1.7%
Aflac, Inc.	1,020,889	130,142,930
Allstate Corp.	575,805	152,058,584
American International Group, Inc.	1,187,218	93,291,590
Aon PLC, Class A	476,818	171,916,730
Arch Capital Group Ltd. *	775,460	77,956,994
Arthur J Gallagher & Co.	574,916	143,395,549
Assurant, Inc.	111,775	31,206,462
Brown & Brown, Inc.	647,082	45,554,573
Chubb Ltd.	805,610	282,511,315
Cincinnati Financial Corp.	344,358	61,185,529
Erie Indemnity Co., Class A	56,088	13,575,540
Everest Group Ltd.	88,844	33,240,983
Globe Life, Inc.	175,146	31,920,358
Hartford Insurance Group, Inc.	612,617	86,936,478
Loews Corp.	380,120	44,097,721
Marsh & McLennan Cos., Inc.	1,075,172	203,949,377
MetLife, Inc.	1,205,384	115,873,564
Principal Financial Group, Inc.	440,396	50,073,025
Progressive Corp.	1,305,158	275,936,504
Prudential Financial, Inc.	777,622	94,932,094
Travelers Cos., Inc.	475,176	177,886,887
W.R. Berkley Corp.	658,714	47,783,114
Willis Towers Watson PLC	211,051	70,896,252
		2,436,322,153

Materials 1.8%
Air Products & Chemicals, Inc.	497,569	146,728,122
Albemarle Corp.	263,593	31,009,081
Amcor PLC	1,032,128	46,321,905
Avery Dennison Corp.	170,342	28,912,148
Ball Corp.	600,045	38,942,921
CF Industries Holdings, Inc.	341,464	42,747,878
Corteva, Inc.	1,490,515	117,318,436
CRH PLC	1,490,090	141,573,451
Dow, Inc.	1,624,774	49,214,404
DuPont de Nemours, Inc.	305,472	41,849,664
Ecolab, Inc.	565,202	156,917,031
Freeport-McMoRan, Inc.	3,205,234	200,743,805
International Flavors & Fragrances, Inc.	573,536	45,435,522
International Paper Co.	1,180,745	48,209,818
Linde PLC	1,032,687	494,016,807
LyondellBasell Industries NV, Class A	574,667	35,675,327
Martin Marietta Materials, Inc.	133,926	70,329,900
Mosaic Co.	709,006	15,683,213
Newmont Corp.	2,381,458	223,166,429
Nucor Corp.	509,374	131,056,836
Packaging Corp. of America	198,920	48,902,493

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	500,631	55,329,738
Sherwin-Williams Co.	511,744	174,427,942
Smurfit Westrock PLC	1,166,106	53,605,893
Steel Dynamics, Inc.	304,407	76,485,303
Vulcan Materials Co.	290,701	78,073,568
		2,592,677,635

Media & Entertainment 8.9%
Alphabet, Inc., Class A	13,088,473	4,661,197,890
Alphabet, Inc., Class C	10,548,880	3,762,258,052
Charter Communications, Inc., Class A *	185,786	26,935,254
EchoStar Corp., Class A *	303,209	25,496,845
Electronic Arts, Inc.	503,978	105,764,823
Fox Corp., Class A	725,210	42,228,978
Live Nation Entertainment, Inc. *	352,126	61,315,700
Meta Platforms, Inc., Class A	4,905,034	2,730,681,478
Netflix, Inc. *	9,405,136	674,442,303
News Corp., Class A	1,137,042	31,336,878
Omnicom Group, Inc.	640,900	50,438,830
Paramount Skydance Corp., Class B (b)	694,198	5,525,816
Take-Two Interactive Software, Inc. *	387,932	94,236,441
TKO Group Holdings, Inc.	139,939	25,442,310
Trade Desk, Inc., Class A *	964,273	17,395,485
Walt Disney Co.	3,878,628	373,085,227
Warner Bros Discovery, Inc. *	5,538,388	145,659,604
		12,833,441,914

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	3,946,265	990,275,739
Agilent Technologies, Inc.	630,306	87,215,441
Amgen, Inc.	1,205,478	464,301,906
Biogen, Inc. *	329,910	66,955,235
Bio-Techne Corp.	351,909	25,369,120
Bristol-Myers Squibb Co.	4,557,045	297,620,609
Charles River Laboratories International, Inc. *	109,177	25,384,744
Danaher Corp.	1,407,964	274,524,821
Eli Lilly & Co.	1,766,897	2,029,881,949
Gilead Sciences, Inc.	2,774,504	361,268,166
Incyte Corp. *	375,895	44,926,970
IQVIA Holdings, Inc. *	374,154	87,933,673
Johnson & Johnson	5,376,700	1,378,317,045
Merck & Co., Inc.	5,516,538	718,253,248
Mettler-Toledo International, Inc. *	45,009	63,746,247
Moderna, Inc. *	790,795	43,351,382
Pfizer, Inc.	12,730,137	318,380,726
Regeneron Pharmaceuticals, Inc.	223,183	170,206,051
Revvity, Inc.	249,819	28,109,634
Thermo Fisher Scientific, Inc.	830,043	476,693,695
Vertex Pharmaceuticals, Inc. *	566,940	270,487,074
Viatris, Inc.	2,583,043	45,358,235
Waters Corp. *	218,934	82,605,988
West Pharmaceutical Services, Inc.	158,641	54,090,235
Zoetis, Inc.	940,772	72,712,268
		8,477,970,201

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	651,087	95,586,083
CoStar Group, Inc. *	925,428	26,615,309
		122,201,392

Semiconductors & Semiconductor Equipment 16.9%
Advanced Micro Devices, Inc. *	3,642,070	1,734,171,631
Analog Devices, Inc.	1,089,881	400,433,178
Applied Materials, Inc.	1,772,588	899,889,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Broadcom, Inc.	10,574,237	4,116,338,979
First Solar, Inc. *	241,715	51,009,117
Intel Corp. *	10,552,392	951,825,758
KLA Corp.	2,917,675	533,409,344
Lam Research Corp.	2,793,244	818,476,357
Marvell Technology, Inc.	1,955,613	366,794,774
Microchip Technology, Inc.	1,209,353	89,842,834
Micron Technology, Inc.	2,518,879	2,073,112,983
Monolithic Power Systems, Inc.	109,714	156,455,456
NVIDIA Corp.	54,071,851	10,854,924,088
NXP Semiconductors NV	564,237	129,300,551
ON Semiconductor Corp. *	873,318	71,271,482
Qnity Electronics, Inc.	466,549	61,201,898
QUALCOMM, Inc.	2,354,444	347,539,479
Skyworks Solutions, Inc.	336,998	20,988,236
Teradyne, Inc.	349,131	128,371,977
Texas Instruments, Inc.	2,032,761	560,513,518
		24,365,871,390

Software & Services 9.2%
Accenture PLC, Class A	1,370,187	227,341,427
Adobe, Inc. *	903,269	226,187,590
Akamai Technologies, Inc. *	329,079	37,903,319
AppLovin Corp., Class A *	601,033	237,948,965
Autodesk, Inc. *	472,526	110,665,589
Cadence Design Systems, Inc. *	616,576	209,648,171
Cognizant Technology Solutions Corp., Class A	1,071,673	59,317,101
Crowdstrike Holdings, Inc., Class A *	2,274,110	434,036,635
Datadog, Inc., Class A *	738,357	197,857,525
Fair Isaac Corp. *	52,065	58,467,433
Fortinet, Inc. *	1,391,153	225,297,228
Gartner, Inc. *	150,858	22,782,575
Gen Digital, Inc.	1,245,169	34,179,889
GoDaddy, Inc., Class A *	298,059	24,661,402
International Business Machines Corp.	2,099,304	469,509,340
Intuit, Inc.	618,372	195,448,838
Microsoft Corp.	16,579,868	7,704,996,257
Oracle Corp.	3,790,080	492,217,690
Palantir Technologies, Inc., Class A *	5,128,447	631,106,688
Palo Alto Networks, Inc. *	1,811,429	601,086,485
PTC, Inc. *	259,198	35,561,966
Roper Technologies, Inc.	226,070	88,612,658
Salesforce, Inc.	1,827,409	336,279,804
ServiceNow, Inc. *	2,305,122	256,398,720
Synopsys, Inc. *	427,877	166,341,462
Trimble, Inc. *	532,103	30,106,388
Tyler Technologies, Inc. *	93,712	29,013,235
VeriSign, Inc.	183,514	53,222,730
Workday, Inc., Class A *	454,585	72,888,159
		13,269,085,269

Technology Hardware & Equipment 10.5%
Amphenol Corp., Class A	2,747,820	441,574,674
Apple, Inc.	32,789,097	10,128,879,954
Arista Networks, Inc. *	2,306,945	416,057,531
CDW Corp.	285,987	42,271,739
Ciena Corp. *	316,700	119,411,735
Cisco Systems, Inc.	8,822,383	1,023,308,204
Coherent Corp. *	436,814	114,834,032
Corning, Inc.	1,751,252	242,110,589
Dell Technologies, Inc., Class C	646,158	261,933,069
F5, Inc. *	125,965	50,709,730
Flex Ltd. *	821,355	93,429,131
Hewlett Packard Enterprise Co.	2,964,900	142,018,710
HP, Inc.	2,057,197	56,099,762
Jabil, Inc.	236,758	74,590,608

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keysight Technologies, Inc. *	382,579	122,073,307
Lumentum Holdings, Inc. *	173,742	124,041,364
Motorola Solutions, Inc.	370,649	161,510,302
NetApp, Inc.	443,187	79,108,880
Sandisk Corp. *	330,770	401,829,319
Seagate Technology Holdings PLC	500,832	428,777,300
Super Micro Computer, Inc. *	1,252,248	35,563,843
TE Connectivity PLC	652,464	134,205,320
Teledyne Technologies, Inc. *	103,723	67,997,687
Western Digital Corp.	769,940	419,494,110
Zebra Technologies Corp., Class A *	106,794	31,378,213
		15,213,209,113

Telecommunication Services 0.8%
AT&T, Inc.	15,528,688	361,041,996
Comcast Corp., Class A	7,958,177	190,677,921
T-Mobile U.S., Inc.	1,039,390	179,513,047
Verizon Communications, Inc.	9,327,410	436,616,062
		1,167,849,026

Transportation 1.3%
CH Robinson Worldwide, Inc.	264,109	39,016,823
CSX Corp.	4,153,777	209,350,361
Delta Air Lines, Inc.	1,457,418	127,436,630
Expeditors International of Washington, Inc.	290,302	48,738,803
FedEx Corp.	489,808	150,566,979
Fedex Freight Holding Co., Inc. *	241,248	33,902,581
JB Hunt Transport Services, Inc.	165,719	45,034,138
Norfolk Southern Corp.	501,026	168,084,202
Old Dominion Freight Line, Inc.	409,370	86,843,752
Southwest Airlines Co.	1,084,480	48,769,066
Uber Technologies, Inc. *	4,550,386	320,165,159
Union Pacific Corp.	1,326,103	387,394,469
United Airlines Holdings, Inc. *	727,088	88,217,587
United Parcel Service, Inc., Class B	1,664,428	173,466,686
		1,926,987,236

Utilities 2.1%
AES Corp.	1,618,478	23,759,257
Alliant Energy Corp.	575,780	40,753,708
Ameren Corp.	615,203	67,432,401
American Electric Power Co., Inc.	1,213,417	155,135,363
American Water Works Co., Inc.	434,577	58,307,196
Atmos Energy Corp.	372,399	64,343,099
CenterPoint Energy, Inc.	1,453,222	61,093,453
CMS Energy Corp.	688,699	49,579,441
Consolidated Edison, Inc.	823,722	89,662,140
Constellation Energy Corp.	714,365	187,699,404
Dominion Energy, Inc.	1,963,776	135,834,386
DTE Energy Co.	466,795	66,224,207
Duke Energy Corp.	1,740,250	218,279,557
Edison International	857,833	62,939,207
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	1,023,822	110,183,724
Evergy, Inc.	515,670	42,805,767
Eversource Energy	835,803	59,835,137
Exelon Corp.	2,285,283	104,711,667
FirstEnergy Corp.	1,157,816	55,934,091
NextEra Energy, Inc.	4,657,766	404,853,021
NiSource, Inc.	1,064,771	47,307,775
NRG Energy, Inc.	472,613	63,467,200
PG&E Corp.	4,922,164	85,547,210
Pinnacle West Capital Corp.	271,317	27,400,304
PPL Corp.	1,689,491	59,486,978
Public Service Enterprise Group, Inc.	1,116,679	85,626,946
Sempra	1,458,761	129,173,286
Southern Co.	2,518,302	238,080,271
Vistra Corp.	708,826	105,040,925
WEC Energy Group, Inc.	728,680	79,732,166
Xcel Energy, Inc.	1,395,569	109,133,496
		3,089,362,783
Total Common Stocks (Cost $49,753,943,238)		143,767,670,678

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	5,275,904	5,275,904
Total Short-Term Investments (Cost $5,275,904)		5,275,904
Total Investments in Securities (Cost $49,759,219,142)		143,772,946,582

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	1,534	576,726,475	298,228

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $5,249,524.

REIT —	Real Estate Investment Trust

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp. (a)	$357,772,000	$8,942,588	($23,516,124 )	$7,771,227	$30,887,966	$381,857,657	3,628,446	$3,399,715

(a)	Issuers are affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$143,767,670,678	$—	$—	$143,767,670,678
Short-Term Investments [1]	5,275,904	—	—	5,275,904
Futures Contracts [2]	298,228	—	—	298,228
Total	$143,773,244,810	$—	$—	$143,773,244,810

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	67,221	3,795,970
Autoliv, Inc.	22,739	2,800,763
BorgWarner, Inc.	64,456	4,108,425
Ford Motor Co.	1,245,510	18,284,087
General Motors Co.	287,175	25,518,370
Gentex Corp.	68,342	1,596,469
Lear Corp.	15,843	2,069,730
Lucid Group, Inc. *(a)	69,363	511,899
Rivian Automotive, Inc., Class A *	305,567	4,650,730
Tesla, Inc. *	896,517	279,005,056
Thor Industries, Inc.	17,158	1,286,335
Versigent PLC *	22,407	926,529
		344,554,363

Banks 3.6%
Bank of America Corp.	2,079,080	128,799,006
Bank OZK	33,894	1,738,762
BOK Financial Corp.	7,076	999,768
Citigroup, Inc.	543,131	71,937,701
Citizens Financial Group, Inc.	135,124	9,681,635
Columbia Banking System, Inc.	93,230	2,915,302
Commerce Bancshares, Inc.	43,732	2,591,996
Cullen/Frost Bankers, Inc.	19,745	3,284,383
East West Bancorp, Inc.	43,349	5,678,719
Fifth Third Bancorp	288,184	16,282,396
First Citizens BancShares, Inc., Class A	2,964	6,481,231
First Financial Bankshares, Inc.	41,591	1,461,508
First Horizon Corp.	150,322	3,854,256
Flagstar Bank NA	96,247	1,368,632
FNB Corp.	114,185	2,158,097
Glacier Bancorp, Inc.	41,422	2,041,690
Hancock Whitney Corp.	26,897	2,071,069
Home BancShares, Inc.	58,471	1,816,694
Huntington Bancshares, Inc.	647,057	11,025,851
JPMorgan Chase & Co.	853,275	300,173,612
KeyCorp	295,373	6,672,476
M&T Bank Corp.	46,619	11,481,794
Old National Bancorp	107,133	2,854,023
Pinnacle Financial Partners, Inc.	48,296	5,082,188
PNC Financial Services Group, Inc.	127,823	31,939,133
Popular, Inc.	20,541	3,598,989
Prosperity Bancshares, Inc.	37,454	2,804,181
Regions Financial Corp.	272,214	8,425,023
Southstate Bank Corp.	31,949	3,357,521
Truist Financial Corp.	396,880	20,574,259
U.S. Bancorp	494,515	31,159,390
UMB Financial Corp.	22,403	3,264,789
United Bankshares, Inc.	43,704	2,117,459
Valley National Bancorp	153,346	2,191,314
Webster Financial Corp.	51,604	3,984,861
Wells Fargo & Co.	974,500	84,245,525
Western Alliance Bancorp	31,989	2,574,795
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	21,845	3,485,151
Zions Bancorp NA	47,112	3,283,706
		809,458,885

Capital Goods 7.4%
3M Co.	165,677	29,205,542
A.O. Smith Corp.	35,760	2,150,249
AAON, Inc.	21,436	1,909,090
Acuity, Inc.	9,415	3,091,792
Advanced Drainage Systems, Inc.	23,558	3,262,312
AECOM	40,474	2,929,913
AeroVironment, Inc. *	10,107	1,509,683
AGCO Corp.	19,669	2,009,385
Allegion PLC	27,077	4,261,920
Allison Transmission Holdings, Inc.	26,223	3,003,582
AMETEK, Inc.	72,891	17,618,484
API Group Corp. *	122,479	4,859,967
Applied Industrial Technologies, Inc.	11,681	4,032,398
Archer Aviation, Inc., Class A *	216,237	1,003,340
Armstrong World Industries, Inc.	13,979	2,441,572
ATI, Inc. *	43,470	8,148,017
Axon Enterprise, Inc. *	25,611	13,516,461
Bloom Energy Corp., Class A *	83,429	17,170,522
Boeing Co. *	251,196	54,293,503
Builders FirstSource, Inc. *	33,526	2,227,467
BWX Technologies, Inc.	29,113	4,911,363
Carlisle Cos., Inc.	13,043	4,694,437
Carpenter Technology Corp.	15,855	8,239,209
Carrier Global Corp.	248,376	15,352,121
Caterpillar, Inc.	146,673	119,510,627
CNH Industrial NV	283,811	2,909,063
Comfort Systems USA, Inc.	11,205	19,381,176
Construction Partners, Inc., Class A *	15,236	1,574,641
Core & Main, Inc., Class A *	59,251	2,605,266
Crane Co.	15,635	3,337,447
Cummins, Inc.	43,942	27,868,016
Curtiss-Wright Corp.	11,798	8,541,752
Deere & Co.	80,052	47,444,419
Donaldson Co., Inc.	37,102	3,496,492
Dover Corp.	42,605	8,717,835
Dycom Industries, Inc. *	9,645	3,868,320
Eaton Corp. PLC	123,711	51,364,807
EMCOR Group, Inc.	14,111	11,252,535
Emerson Electric Co.	178,058	26,676,650
Esab Corp.	17,652	1,527,428
ESCO Technologies, Inc.	8,236	2,596,728
Fastenal Co.	364,586	17,394,398
Federal Signal Corp.	19,393	2,423,155
Ferguson Enterprises, Inc.	61,767	14,473,861
Flowserve Corp.	39,913	3,032,989
Fluor Corp. *	43,735	2,194,185
Fortive Corp.	97,051	5,746,390
Fortune Brands Innovations, Inc.	37,924	1,868,136
FTAI Aviation Ltd.	32,786	6,753,916
Gates Industrial Corp. Ltd. *	82,887	2,319,178
GATX Corp.	11,074	1,980,806
GE Vernova, Inc.	85,572	84,741,096
Generac Holdings, Inc. *	18,902	3,725,773
General Dynamics Corp.	80,702	30,942,761
General Electric Co.	332,245	119,631,457

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Graco, Inc.	53,000	4,207,140
HEICO Corp.	30,869	11,000,477
Hexcel Corp.	24,328	2,504,568
Honeywell Aerospace, Inc. *	100,749	20,828,848
Honeywell International, Inc.	100,749	24,487,044
Howmet Aerospace, Inc.	127,443	35,972,061
Hubbell, Inc., Class B	16,808	7,942,620
Huntington Ingalls Industries, Inc.	12,553	4,097,927
IDEX Corp.	23,763	5,476,183
IES Holdings, Inc. *	2,811	2,092,902
Illinois Tool Works, Inc.	83,421	23,937,656
Ingersoll Rand, Inc.	113,900	9,496,982
ITT, Inc.	28,690	5,622,666
JBT Marel Corp.	16,726	2,316,049
Johnson Controls International PLC	193,959	28,446,027
Karman Holdings, Inc. *	29,111	1,401,695
Kratos Defense & Security Solutions, Inc. *	58,919	2,745,625
L3Harris Technologies, Inc.	59,183	16,397,242
Lennox International, Inc.	10,234	4,256,116
Leonardo DRS, Inc.	24,902	1,146,737
Lincoln Electric Holdings, Inc.	17,370	4,538,955
Loar Holdings, Inc. *	11,330	775,539
Lockheed Martin Corp.	64,637	37,666,565
Louisiana-Pacific Corp.	20,450	1,481,194
Masco Corp.	63,806	4,560,853
MasTec, Inc. *	19,753	5,197,014
Middleby Corp. *	13,365	1,785,297
Midera Food Processing, Inc. *	13,365	640,852
Modine Manufacturing Co. *	16,594	3,336,390
Moog, Inc., Class A	9,126	3,557,771
Mueller Industries, Inc.	70,276	4,667,029
Nextpower, Inc., Class A *	47,765	4,292,641
Nordson Corp.	16,862	5,021,166
Northrop Grumman Corp.	42,597	23,108,021
nVent Electric PLC	51,824	7,972,086
Oshkosh Corp.	20,026	2,851,903
Otis Worldwide Corp.	122,557	8,817,976
Owens Corning	25,313	3,515,976
PACCAR, Inc.	167,172	22,180,381
Parker-Hannifin Corp.	40,151	39,208,656
Pentair PLC	51,147	3,347,060
Primoris Services Corp.	17,420	1,470,422
Quanta Services, Inc.	47,786	31,890,465
QXO, Inc. *	260,790	3,468,507
RBC Bearings, Inc. *	9,985	5,504,830
Regal Rexnord Corp.	21,117	4,333,842
Resideo Technologies, Inc. *	44,083	1,512,047
Rocket Lab Corp. *	161,635	10,498,193
Rockwell Automation, Inc.	35,456	17,021,716
RTX Corp.	428,844	92,295,806
Simpson Manufacturing Co., Inc.	13,349	2,506,141
SiteOne Landscape Supply, Inc. *	14,138	1,335,193
Snap-on, Inc.	16,449	6,750,834
SPX Technologies, Inc. *	16,072	3,529,733
StandardAero, Inc. *	61,576	1,804,793
Stanley Black & Decker, Inc.	49,235	4,656,646
Sterling Infrastructure, Inc. *	9,781	5,837,007
Symbotic, Inc. *	20,462	880,889
Textron, Inc.	55,444	4,727,155
Timken Co.	20,293	2,791,302
Toro Co.	31,110	2,858,076
Trane Technologies PLC	70,274	31,971,156
TransDigm Group, Inc.	17,831	22,366,850
Trex Co., Inc. *	33,030	1,432,181
UFP Industries, Inc.	18,578	1,611,456
United Rentals, Inc.	19,909	21,486,987
Valmont Industries, Inc.	6,114	2,945,114
Vertiv Holdings Co., Class A	122,317	29,548,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Watsco, Inc.	11,044	3,415,909
Watts Water Technologies, Inc., Class A	8,702	3,009,065
WESCO International, Inc.	15,342	5,269,824
Westinghouse Air Brake Technologies Corp.	54,173	15,756,759
Woodward, Inc.	18,823	6,790,397
WW Grainger, Inc.	13,843	19,134,071
Xylem, Inc.	75,706	8,855,331
Zurn Elkay Water Solutions Corp., Class C	47,691	2,408,872
		1,636,319,209

Commercial & Professional Services 0.9%
Amentum Holdings, Inc. *	49,366	1,095,925
Automatic Data Processing, Inc.	127,200	33,893,712
Booz Allen Hamilton Holding Corp., Class A	38,504	2,684,499
Broadridge Financial Solutions, Inc.	36,602	5,634,878
CACI International, Inc., Class A *	7,109	3,538,505
Casella Waste Systems, Inc., Class A *	20,374	1,827,752
Cintas Corp.	108,071	22,114,569
Clean Harbors, Inc. *	15,765	4,932,553
Copart, Inc. *	282,342	8,221,799
Equifax, Inc.	37,793	6,523,828
ExlService Holdings, Inc. *	48,557	1,647,539
FTI Consulting, Inc. *	9,661	1,539,770
Genpact Ltd.	50,135	1,763,248
Jacobs Solutions, Inc.	37,538	5,065,002
KBR, Inc.	43,373	1,587,886
Leidos Holdings, Inc.	39,808	4,601,805
Mobility Global, Inc. *	96,389	1,964,408
MSA Safety, Inc.	11,536	2,194,955
Parsons Corp. *	17,003	751,703
Paychex, Inc.	102,373	11,961,261
Paycom Software, Inc.	13,404	2,197,720
Paylocity Holding Corp. *	14,139	1,949,697
RB Global, Inc.	59,753	6,557,294
Republic Services, Inc., Class A	63,846	13,442,775
Rollins, Inc.	91,904	3,489,595
SS&C Technologies Holdings, Inc.	66,027	5,087,380
Tetra Tech, Inc.	82,915	2,749,461
TransUnion	61,913	4,867,600
Veralto Corp.	78,733	7,414,287
Verisk Analytics, Inc., Class A	41,733	8,131,675
Waste Management, Inc.	117,710	26,667,200
		206,100,281

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	3,117,243	846,580,854
AutoNation, Inc. *	7,952	1,689,005
AutoZone, Inc. *	5,238	15,799,117
Bath & Body Works, Inc.	63,073	1,269,029
Best Buy Co., Inc.	62,683	5,407,036
Boot Barn Holdings, Inc. *	9,800	1,460,102
Burlington Stores, Inc. *	19,880	7,325,382
CarMax, Inc. *	45,079	2,581,224
Carvana Co., Class A *	227,213	14,169,003
Chewy, Inc., Class A *	76,103	1,719,928
Coupang, Inc., Class A *	421,564	6,892,571
Dick's Sporting Goods, Inc.	21,102	4,134,093
Dillard's, Inc., Class A	957	563,041
eBay, Inc.	141,362	16,116,682
Etsy, Inc. *	30,167	2,464,041
Five Below, Inc. *	17,732	3,850,149

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	33,359	1,920,478
GameStop Corp., Class A *	132,496	2,877,813
Gap, Inc.	72,258	1,451,663
Genuine Parts Co.	43,916	5,461,833
Group 1 Automotive, Inc.	3,723	1,067,645
Home Depot, Inc.	317,180	105,291,073
Lithia Motors, Inc., Class A	7,405	2,854,035
LKQ Corp.	78,780	1,768,611
Lowe's Cos., Inc.	178,046	36,999,739
Murphy USA, Inc.	5,325	3,236,322
Ollie's Bargain Outlet Holdings, Inc. *	19,604	1,440,306
O'Reilly Automotive, Inc. *	264,159	23,602,607
Penske Automotive Group, Inc.	5,885	1,278,869
Pool Corp.	10,487	1,947,541
Ross Stores, Inc.	102,276	25,678,435
TJX Cos., Inc.	352,275	55,426,948
Tractor Supply Co.	165,164	5,082,096
Ulta Beauty, Inc. *	13,876	7,116,029
Urban Outfitters, Inc. *	16,173	1,199,713
Wayfair, Inc., Class A *	35,369	3,002,828
Williams-Sonoma, Inc.	37,529	8,581,381
		1,229,307,222

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	45,338	4,392,345
Dr. Horton, Inc.	83,998	12,016,754
Garmin Ltd.	52,244	15,348,242
Hasbro, Inc.	42,843	4,024,671
Installed Building Products, Inc.	7,209	1,607,174
Lennar Corp., Class A	68,977	5,680,256
Lululemon Athletica, Inc. *	33,023	3,925,444
Mattel, Inc. *	94,063	1,419,411
Meritage Homes Corp.	22,440	1,575,288
Mohawk Industries, Inc. *	16,189	1,992,866
NIKE, Inc., Class B	381,429	15,909,404
NVR, Inc. *	858	5,274,169
PulteGroup, Inc.	61,331	7,756,532
Ralph Lauren Corp., Class A	12,410	4,720,019
SharkNinja, Inc. *	22,717	3,674,929
Somnigroup International, Inc.	67,081	4,382,402
Tapestry, Inc.	63,885	9,734,157
Toll Brothers, Inc.	29,884	4,359,777
VF Corp.	100,761	1,442,898
Whirlpool Corp.	20,117	754,388
		109,991,126

Consumer Services 1.8%
ADT, Inc.	169,752	1,296,905
Airbnb, Inc., Class A *	132,637	20,097,158
Aramark	84,214	4,797,672
Booking Holdings, Inc.	246,944	47,635,498
Boyd Gaming Corp.	17,119	1,456,142
Bright Horizons Family Solutions, Inc. *	16,869	1,257,415
Brinker International, Inc. *	14,339	3,064,244
Caesars Entertainment, Inc. *	63,044	1,875,559
Carnival Corp. Ltd.	410,337	11,411,472
Cava Group, Inc. *	32,068	2,091,796
Chipotle Mexican Grill, Inc., Class A *	408,193	15,192,943
Choice Hotels International, Inc.	6,658	742,300
Churchill Downs, Inc.	21,407	1,804,610
Darden Restaurants, Inc.	36,539	7,438,610
Domino's Pizza, Inc.	9,816	3,410,471
DoorDash, Inc., Class A *	120,132	23,565,093
DraftKings, Inc., Class A *	155,254	3,645,364
Duolingo, Inc. *	12,813	1,727,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Dutch Bros, Inc., Class A *	41,005	2,699,359
Expedia Group, Inc.	36,467	10,748,284
Flutter Entertainment PLC *	55,151	5,761,625
Grand Canyon Education, Inc. *	8,299	1,206,177
H&R Block, Inc.	40,562	1,785,945
Hilton Worldwide Holdings, Inc.	72,481	23,229,436
Hyatt Hotels Corp., Class A	13,033	2,268,524
Las Vegas Sands Corp.	94,010	4,596,149
Liberty Live Holdings, Inc., Class C *	16,272	1,604,419
Life Time Group Holdings, Inc. *	51,872	2,339,427
Marriott International, Inc., Class A	69,783	26,017,196
McDonald's Corp.	226,285	61,241,772
MGM Resorts International *	61,044	2,720,731
Norwegian Cruise Line Holdings Ltd. *	145,564	2,697,301
Planet Fitness, Inc., Class A *	26,436	1,478,037
Royal Caribbean Cruises Ltd.	79,447	25,287,980
Service Corp. International	43,976	3,790,291
Starbucks Corp.	362,526	38,155,861
Stride, Inc. *	13,780	1,106,396
Texas Roadhouse, Inc., Class A	20,895	4,292,669
Vail Resorts, Inc.	11,539	1,723,696
Viking Holdings Ltd. *	58,652	6,120,336
Wingstop, Inc.	8,457	1,095,097
Wyndham Hotels & Resorts, Inc.	24,203	1,811,837
Wynn Resorts Ltd.	26,120	2,593,977
Yum! Brands, Inc.	87,831	13,462,736
		402,345,831

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	117,047	1,355,404
BJ's Wholesale Club Holdings, Inc. *	40,624	3,972,215
Casey's General Stores, Inc.	11,788	10,267,348
Costco Wholesale Corp.	141,279	134,482,067
Dollar General Corp.	70,065	8,901,758
Dollar Tree, Inc. *	57,688	7,338,490
Kroger Co.	179,550	10,367,217
Maplebear, Inc. *	52,392	2,336,683
Performance Food Group Co. *	49,709	5,686,213
Sprouts Farmers Market, Inc. *	29,444	2,566,339
Sysco Corp.	152,224	12,975,574
Target Corp.	144,078	20,817,830
U.S. Foods Holding Corp. *	70,008	7,042,105
Walmart, Inc.	1,396,075	155,243,540
		383,352,783

Energy 3.4%
Antero Midstream Corp.	107,730	2,366,828
Antero Resources Corp. *	94,398	3,411,544
APA Corp.	111,335	4,155,022
Baker Hughes Co., Class A	316,112	19,121,615
Cheniere Energy, Inc.	66,721	17,585,654
Chevron Corp.	596,160	117,342,173
Chord Energy Corp.	17,608	2,471,811
ConocoPhillips	388,462	46,801,902
Devon Energy Corp.	366,254	16,529,043
Diamondback Energy, Inc.	61,955	12,573,767
DT Midstream, Inc.	32,790	4,525,020
EOG Resources, Inc.	169,533	25,207,862
EQT Corp.	199,252	10,618,139
Expand Energy Corp.	75,584	7,107,163
ExxonMobil Holdings Corp.	1,319,935	205,170,696
Halliburton Co.	265,931	8,576,275
HF Sinclair Corp.	49,097	4,490,903
Kinder Morgan, Inc.	622,668	20,037,456
Marathon Petroleum Corp.	92,967	29,421,266
Matador Resources Co.	38,333	1,912,433

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Occidental Petroleum Corp.	231,419	13,207,082
ONEOK, Inc.	200,939	18,247,271
Ovintiv, Inc.	87,812	5,484,738
Permian Resources Corp., Class A	250,296	5,333,808
Phillips 66	127,893	27,072,390
Range Resources Corp.	75,075	3,013,510
SLB Ltd.	475,536	23,581,830
Targa Resources Corp.	68,302	18,466,812
TechnipFMC PLC	126,354	9,054,528
Texas Pacific Land Corp.	18,458	7,430,822
Valero Energy Corp.	94,557	29,586,885
Venture Global, Inc., Class A	165,720	2,217,334
Viper Energy, Inc., Class A	61,697	2,752,303
Williams Cos., Inc.	388,796	27,814,466
		752,690,351

Equity Real Estate Investment Trusts (REITs) 2.0%
Agree Realty Corp.	38,540	2,998,412
Alexandria Real Estate Equities, Inc.	49,794	2,561,901
American Healthcare REIT, Inc.	61,135	3,399,106
American Homes 4 Rent, Class A	99,173	3,314,362
American Tower Corp.	148,053	25,666,468
AvalonBay Communities, Inc.	44,336	8,229,205
Brixmor Property Group, Inc.	99,140	3,123,901
BXP, Inc.	47,376	3,322,005
Camden Property Trust	32,630	3,615,730
CareTrust REIT, Inc.	75,242	3,155,649
Crown Castle, Inc.	138,261	10,549,314
CubeSmart	72,575	3,008,959
Digital Realty Trust, Inc.	110,559	20,842,583
EastGroup Properties, Inc.	16,995	3,552,125
Equinix, Inc.	31,410	32,015,585
Equity LifeStyle Properties, Inc.	60,756	3,953,393
Equity Residential	108,168	7,187,764
Essential Properties Realty Trust, Inc.	67,919	2,125,185
Essex Property Trust, Inc.	20,518	5,829,985
Extra Space Storage, Inc.	67,519	9,995,513
Federal Realty Investment Trust	25,288	3,137,988
First Industrial Realty Trust, Inc.	42,795	2,817,623
Gaming & Leisure Properties, Inc.	90,335	4,046,105
Healthcare Realty Trust, Inc., Class A	107,878	2,266,517
Healthpeak Properties, Inc.	216,901	4,734,949
Host Hotels & Resorts, Inc.	200,436	5,036,957
Invitation Homes, Inc.	174,398	5,183,109
Iron Mountain, Inc.	94,806	11,596,670
Kimco Realty Corp.	214,006	5,452,873
Lamar Advertising Co., Class A	27,450	4,390,902
Lineage, Inc.	18,761	794,904
Mid-America Apartment Communities, Inc.	37,233	4,927,415
Millrose Properties, Inc., Class A	49,334	1,380,365
NNN REIT, Inc.	60,552	2,877,431
Omega Healthcare Investors, Inc.	95,078	4,813,799
Prologis, Inc.	297,198	42,977,803
Public Storage	53,408	17,313,271
Realty Income Corp.	296,270	18,922,765
Regency Centers Corp.	52,910	4,248,144
Rexford Industrial Realty, Inc.	71,722	2,708,940
Ryman Hospitality Properties, Inc.	20,372	2,722,718
SBA Communications Corp., Class A	33,516	6,065,726
Simon Property Group, Inc.	103,364	23,708,601
STAG Industrial, Inc.	61,025	2,334,816
Sun Communities, Inc.	37,075	4,578,021
Terreno Realty Corp.	33,872	2,426,929
UDR, Inc.	95,603	3,648,210
Ventas, Inc.	154,335	14,431,866
VICI Properties, Inc., Class A	348,692	9,188,034
Vornado Realty Trust	51,931	2,045,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Welltower, Inc.	224,983	52,745,014
Weyerhaeuser Co.	227,853	5,703,161
WP Carey, Inc.	71,679	5,275,574
		442,949,907

Financial Services 7.2%
Affiliated Managers Group, Inc.	8,498	3,116,472
Affirm Holdings, Inc. *	92,994	6,650,001
AGNC Investment Corp.	368,325	3,926,345
Ally Financial, Inc.	90,959	3,941,253
American Express Co.	169,481	56,987,986
Ameriprise Financial, Inc.	28,579	15,599,561
Annaly Capital Management, Inc.	232,451	5,281,287
Apollo Global Management, Inc.	146,391	18,385,246
ARES Management Corp., Class A	67,106	8,595,608
Bank of New York Mellon Corp.	218,223	34,114,802
Berkshire Hathaway, Inc., Class B *	583,812	298,643,191
Blackrock, Inc.	46,015	50,174,296
Blackstone, Inc.	236,812	30,252,733
Block, Inc. *	170,344	13,838,747
Blue Owl Capital, Inc., Class A (a)	199,231	2,052,079
Capital One Financial Corp.	198,371	41,461,523
Carlyle Group, Inc.	82,164	3,781,187
Cboe Global Markets, Inc.	33,311	10,334,072
Charles Schwab Corp. (b)	516,858	54,394,136
CME Group, Inc.	115,195	30,848,069
Coinbase Global, Inc., Class A *	70,552	10,318,936
Corebridge Financial, Inc.	77,708	2,423,713
Corpay, Inc. *	20,889	7,981,896
Credit Acceptance Corp. *	1,784	1,014,935
Enact Holdings, Inc.	9,991	472,774
Equitable Holdings, Inc.	90,056	4,291,168
Essent Group Ltd.	29,683	1,957,891
Evercore, Inc., Class A	12,415	3,979,752
FactSet Research Systems, Inc.	11,650	3,066,280
Fidelity National Information Services, Inc.	164,778	7,377,111
FirstCash Holdings, Inc.	12,166	2,481,986
Fiserv, Inc. *	170,024	9,171,095
Franklin Resources, Inc.	95,733	3,241,519
Global Payments, Inc.	74,915	6,298,853
Goldman Sachs Group, Inc.	93,943	95,669,672
Hamilton Lane, Inc., Class A	13,029	1,158,408
Houlihan Lokey, Inc., Class A	17,512	2,197,581
Interactive Brokers Group, Inc., Class A	141,910	12,486,661
Intercontinental Exchange, Inc.	179,802	27,416,209
Invesco Ltd.	142,710	4,224,216
Jack Henry & Associates, Inc.	22,211	3,421,382
Jackson Financial, Inc., Class A	22,172	2,711,192
Jefferies Financial Group, Inc.	51,551	2,814,685
KKR & Co., Inc.	219,619	22,275,955
Lazard, Inc.	36,867	1,562,423
LPL Financial Holdings, Inc.	25,263	8,935,523
MarketAxess Holdings, Inc.	10,951	1,777,347
Mastercard, Inc., Class A	256,944	147,254,606
MGIC Investment Corp.	68,742	2,065,010
Moelis & Co., Class A	23,828	1,598,382
Moody's Corp.	47,742	22,838,818
Morgan Stanley	381,731	80,323,837
Morningstar, Inc.	6,681	1,286,560
MSCI, Inc., Class A	23,154	13,249,645
Nasdaq, Inc.	142,760	13,446,564
Northern Trust Corp.	58,843	10,720,606
OneMain Holdings, Inc.	36,035	2,255,070
PayPal Holdings, Inc.	281,397	16,098,722
PennyMac Financial Services, Inc.	9,275	699,428
Piper Sandler Cos.	21,428	1,624,242

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	55,207	9,715,328
Rithm Capital Corp.	181,622	1,794,425
Robinhood Markets, Inc., Class A *	251,969	21,810,437
Rocket Cos., Inc., Class A *	312,583	4,032,321
S&P Global, Inc.	96,656	39,815,506
SEI Investments Co.	30,051	3,094,652
Shift4 Payments, Inc., Class A *	18,899	1,001,647
SLM Corp.	58,599	1,523,281
SoFi Technologies, Inc. *	410,116	6,688,992
Starwood Property Trust, Inc.	108,325	1,731,034
State Street Corp.	88,290	16,259,486
Stifel Financial Corp.	48,823	4,047,915
StoneX Group, Inc. *	33,709	2,581,098
Synchrony Financial	107,194	8,124,233
T. Rowe Price Group, Inc.	68,520	7,657,110
Toast, Inc., Class A *	148,445	4,790,320
TPG, Inc.	44,064	1,923,834
Tradeweb Markets, Inc., Class A	36,559	3,674,180
Upstart Holdings, Inc. *	27,252	747,795
Visa, Inc., Class A	528,525	193,508,858
Voya Financial, Inc.	29,279	2,911,211
WEX, Inc. *	10,823	2,023,468
		1,596,026,378

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	531,237	36,299,424
Archer-Daniels-Midland Co.	152,523	12,090,498
Brown-Forman Corp., Class B	52,267	1,501,631
Bunge Global SA	43,420	4,612,507
Cal-Maine Foods, Inc.	14,578	1,279,657
Campbell's Co. (a)	64,545	1,418,699
Celsius Holdings, Inc. *	50,894	1,486,614
Coca-Cola Co.	1,233,091	108,006,441
Coca-Cola Consolidated, Inc.	18,170	3,414,143
Conagra Brands, Inc.	154,089	2,235,831
Constellation Brands, Inc., Class A	44,631	5,812,295
General Mills, Inc.	169,416	6,056,622
Hershey Co.	47,174	8,257,809
Hormel Foods Corp.	93,138	2,329,381
Ingredion, Inc.	21,140	2,102,584
J.M. Smucker Co.	33,914	4,044,584
Keurig Dr. Pepper, Inc.	433,638	13,494,815
Kraft Heinz Co.	270,064	6,981,154
Lamb Weston Holdings, Inc.	44,780	2,353,189
McCormick & Co., Inc. - Non Voting Shares	80,519	4,098,417
Molson Coors Beverage Co., Class B	51,053	2,121,763
Mondelez International, Inc., Class A	409,178	25,495,881
Monster Beverage Corp. *	227,300	21,907,174
PepsiCo, Inc.	435,240	60,742,095
Philip Morris International, Inc.	496,314	94,706,638
Pilgrim's Pride Corp.	13,039	356,747
Post Holdings, Inc. *	12,137	1,109,443
Primo Brands Corp.	76,963	1,747,060
Smithfield Foods, Inc.	7,482	194,831
Tyson Foods, Inc., Class A	91,490	5,302,760
		441,560,687

Health Care Equipment & Services 3.2%
Abbott Laboratories	554,932	58,656,312
Align Technology, Inc. *	21,564	3,647,766
Baxter International, Inc.	169,325	4,429,542
Becton Dickinson & Co.	87,704	14,525,537
Boston Scientific Corp. *	473,089	22,107,449
Cardinal Health, Inc.	74,555	17,149,887
Cencora, Inc.	61,886	19,267,587
Centene Corp. *	149,813	9,321,365
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	4,220	2,246,095
Cigna Group	84,136	23,478,151
Cooper Cos., Inc. *	63,011	4,556,956
CVS Health Corp.	405,929	42,391,165
DaVita, Inc. *	10,055	2,414,105
Dexcom, Inc. *	122,851	10,251,916
Doximity, Inc., Class A *	43,881	917,552
Edwards Lifesciences Corp. *	183,566	15,799,526
Elevance Health, Inc.	69,104	25,972,047
Encompass Health Corp.	31,022	3,445,614
Ensign Group, Inc.	18,401	3,278,322
GE HealthCare Technologies, Inc.	144,349	9,818,619
Glaukos Corp. *	18,759	3,127,500
Globus Medical, Inc., Class A *	36,967	2,912,630
Guardant Health, Inc. *	42,113	6,821,885
HCA Healthcare, Inc.	49,453	19,909,283
HealthEquity, Inc. *	26,865	2,702,888
Henry Schein, Inc. *	31,053	2,662,795
Hims & Hers Health, Inc. *	66,561	1,848,399
Humana, Inc.	38,316	13,941,660
IDEXX Laboratories, Inc. *	25,091	14,027,625
Insulet Corp. *	21,681	3,584,953
Intuitive Surgical, Inc. *	112,781	39,848,911
IRhythm Holdings, Inc. *	10,338	1,211,303
Labcorp Holdings, Inc.	26,309	8,134,743
McKesson Corp.	38,296	32,788,652
Medtronic PLC	408,153	34,852,185
Merit Medical Systems, Inc. *	18,622	1,583,056
Molina Healthcare, Inc. *	16,415	3,211,102
Penumbra, Inc. *	12,511	4,018,408
Quest Diagnostics, Inc.	35,163	8,193,331
RadNet, Inc. *	22,148	1,412,599
ResMed, Inc.	46,258	9,759,513
Solventum Corp. *	46,202	3,947,499
STERIS PLC	31,423	7,177,013
Stryker Corp.	109,871	35,784,985
Teleflex, Inc.	14,266	1,950,305
Tenet Healthcare Corp. *	27,357	6,970,016
UnitedHealth Group, Inc.	289,193	119,841,579
Universal Health Services, Inc., Class B	16,904	2,847,310
Veeva Systems, Inc., Class A *	47,594	9,698,705
Waystar Holding Corp. *	37,020	781,492
Zimmer Biomet Holdings, Inc.	62,605	5,880,488
		705,108,326

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	75,562	7,466,281
Clorox Co.	38,377	3,666,155
Colgate-Palmolive Co.	254,953	23,277,209
elf Beauty, Inc. *	18,076	1,498,320
Estee Lauder Cos., Inc., Class A	79,099	6,636,406
Kenvue, Inc.	612,049	11,775,823
Kimberly-Clark Corp.	105,781	11,562,921
Procter & Gamble Co.	741,529	107,143,525
		173,026,640

Insurance 1.8%
Aflac, Inc.	145,681	18,571,414
Allstate Corp.	81,923	21,634,226
American Financial Group, Inc.	21,509	3,048,256
American International Group, Inc.	168,643	13,251,967
Aon PLC, Class A	67,897	24,480,263
Arch Capital Group Ltd. *	110,213	11,079,713
Arthur J Gallagher & Co.	81,572	20,345,688
Assurant, Inc.	15,853	4,425,999
Axis Capital Holdings Ltd.	23,185	2,441,844

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brown & Brown, Inc.	92,882	6,538,893
Chubb Ltd.	114,986	40,323,291
Cincinnati Financial Corp.	49,737	8,837,270
CNA Financial Corp.	9,181	481,727
Erie Indemnity Co., Class A	8,119	1,965,123
Everest Group Ltd.	12,547	4,694,460
Fidelity National Financial, Inc.	80,486	4,152,273
First American Financial Corp.	32,652	2,448,573
Globe Life, Inc.	24,592	4,481,892
Hanover Insurance Group, Inc.	11,138	2,591,033
Hartford Insurance Group, Inc.	86,988	12,344,467
Kinsale Capital Group, Inc.	6,944	2,474,981
Lincoln National Corp.	53,945	2,460,431
Loews Corp.	53,814	6,242,962
Markel Group, Inc. *	3,968	7,469,125
Marsh & McLennan Cos., Inc.	153,283	29,076,252
MetLife, Inc.	171,866	16,521,479
Old Republic International Corp.	69,972	3,023,490
Primerica, Inc.	9,817	3,141,047
Principal Financial Group, Inc.	62,944	7,156,733
Progressive Corp.	185,958	39,315,240
Prudential Financial, Inc.	110,457	13,484,591
Reinsurance Group of America, Inc.	20,850	4,938,323
RenaissanceRe Holdings Ltd.	13,860	4,434,923
RLI Corp.	29,310	1,794,944
Ryan Specialty Holdings, Inc., Class A	36,659	1,618,861
Travelers Cos., Inc.	67,601	25,307,110
Unum Group	46,667	4,018,495
W.R. Berkley Corp.	93,257	6,764,863
Willis Towers Watson PLC	30,089	10,107,497
		397,489,719

Materials 2.0%
Air Products & Chemicals, Inc.	70,870	20,898,854
Albemarle Corp.	38,013	4,471,849
Alcoa Corp.	84,199	3,810,847
Amcor PLC	146,358	6,568,547
Amrize Ltd. *	163,632	8,003,241
Anglogold Ashanti PLC	135,018	10,709,628
AptarGroup, Inc.	20,522	2,749,127
Avery Dennison Corp.	24,157	4,100,168
Axalta Coating Systems Ltd. *	67,538	2,418,536
Balchem Corp.	10,157	1,701,856
Ball Corp.	85,396	5,542,200
Celanese Corp., Class A	35,470	1,586,218
CF Industries Holdings, Inc.	48,901	6,121,916
Cleveland-Cliffs, Inc. *	177,153	2,040,803
Coeur Mining, Inc.	330,297	4,924,728
Commercial Metals Co.	34,590	2,377,025
Corteva, Inc.	212,946	16,760,980
CRH PLC	212,818	20,219,838
Crown Holdings, Inc.	35,328	4,163,405
Dow, Inc.	229,025	6,937,167
DuPont de Nemours, Inc.	44,134	6,046,358
Eagle Materials, Inc.	10,033	2,056,163
Eastman Chemical Co.	35,995	2,517,850
Ecolab, Inc.	80,721	22,410,571
Element Solutions, Inc.	72,932	2,678,792
Freeport-McMoRan, Inc.	456,578	28,595,480
Graphic Packaging Holding Co.	91,284	979,477
Hecla Mining Co.	213,859	3,019,689
International Flavors & Fragrances, Inc.	81,893	6,487,563
International Paper Co.	167,238	6,828,328
Linde PLC	147,232	70,432,844
LyondellBasell Industries NV, Class A	82,135	5,098,941
Martin Marietta Materials, Inc.	19,169	10,066,409
SECURITY	NUMBER OF SHARES	VALUE ($)
Mosaic Co.	102,952	2,277,298
MP Materials Corp. *	43,310	1,791,735
NewMarket Corp.	2,462	2,093,094
Newmont Corp.	339,380	31,803,300
Nucor Corp.	72,257	18,591,004
Packaging Corp. of America	28,567	7,022,911
PPG Industries, Inc.	70,701	7,813,875
Reliance, Inc.	16,181	6,571,104
Royal Gold, Inc.	26,323	5,221,167
RPM International, Inc.	40,252	4,309,782
Sherwin-Williams Co.	73,042	24,896,366
Smurfit Westrock PLC	167,335	7,692,390
Solstice Advanced Materials, Inc.	50,610	3,045,204
Steel Dynamics, Inc.	43,320	10,884,583
Vulcan Materials Co.	41,370	11,110,741
Westlake Corp.	11,155	786,427
		449,236,379

Media & Entertainment 8.4%
Alphabet, Inc., Class A	1,867,254	664,985,167
Alphabet, Inc., Class C	1,505,097	536,792,845
Charter Communications, Inc., Class A *	26,624	3,859,948
EchoStar Corp., Class A *	43,336	3,644,124
Electronic Arts, Inc.	71,570	15,019,680
Fox Corp., Class A	103,768	6,042,411
Liberty Broadband Corp., Class C *	38,218	1,300,941
Liberty Media Corp.-Liberty Formula One, Class C *	71,486	7,014,921
Live Nation Entertainment, Inc. *	50,689	8,826,476
Match Group, Inc.	75,548	2,977,347
Meta Platforms, Inc., Class A	699,319	389,317,880
Netflix, Inc. *	1,340,905	96,156,298
New York Times Co., Class A	50,865	3,809,280
News Corp., Class A	159,083	4,384,327
Nexstar Media Group, Inc., Class A	9,077	1,729,441
Omnicom Group, Inc.	90,832	7,148,478
Paramount Skydance Corp., Class B	101,942	811,458
Pinterest, Inc., Class A *	153,609	3,688,152
Reddit, Inc., Class A *	41,456	5,831,615
ROBLOX Corp., Class A *	213,365	7,595,794
Roku, Inc. *	41,478	6,014,725
Sirius XM Holdings, Inc.	60,621	1,795,594
Snap, Inc., Class A *	349,378	1,638,583
Take-Two Interactive Software, Inc. *	55,354	13,446,594
TKO Group Holdings, Inc.	20,046	3,644,563
Trade Desk, Inc., Class A *	134,968	2,434,823
Versant Media Group, Inc.	46,588	1,676,702
Walt Disney Co.	553,391	53,230,680
Warner Bros Discovery, Inc. *	788,291	20,732,053
		1,875,550,900

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	562,625	141,185,118
Agilent Technologies, Inc.	90,165	12,476,131
Alnylam Pharmaceuticals, Inc. *	42,385	8,710,965
Amgen, Inc.	171,882	66,202,071
Atrium Therapeutics, Inc. *	4,540	51,529
Avantor, Inc. *	212,877	2,933,445
Axsome Therapeutics, Inc. *	13,552	2,954,200
Biogen, Inc. *	46,900	9,518,355
BioMarin Pharmaceutical, Inc. *	61,987	3,720,460
Bio-Rad Laboratories, Inc., Class A *	5,852	1,904,709
Bio-Techne Corp.	50,635	3,650,277
Bridgebio Pharma, Inc. *	54,322	4,350,649
Bristol-Myers Squibb Co.	649,814	42,439,352

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	15,340	3,566,703
Corcept Therapeutics, Inc. *	30,382	3,478,435
Cytokinetics, Inc. *	43,643	3,366,185
Danaher Corp.	200,593	39,111,623
Elanco Animal Health, Inc. *	157,436	4,151,587
Eli Lilly & Co.	251,909	289,403,136
Exelixis, Inc. *	80,148	4,250,248
Gilead Sciences, Inc.	395,580	51,508,472
Halozyme Therapeutics, Inc. *	37,648	3,107,466
Illumina, Inc. *	48,047	9,854,440
Incyte Corp. *	53,579	6,403,762
Insmed, Inc. *	69,384	6,841,262
Ionis Pharmaceuticals, Inc. *	52,950	2,741,222
IQVIA Holdings, Inc. *	53,102	12,480,032
Jazz Pharmaceuticals PLC *	19,887	5,028,627
Johnson & Johnson	766,565	196,508,938
Madrigal Pharmaceuticals, Inc. *	6,105	2,852,989
Medpace Holdings, Inc. *	7,152	4,127,491
Merck & Co., Inc.	786,502	102,402,560
Mettler-Toledo International, Inc. *	6,412	9,081,316
Moderna, Inc. *	112,964	6,192,686
Natera, Inc. *	45,526	12,190,042
Neurocrine Biosciences, Inc. *	31,790	5,302,572
Pfizer, Inc.	1,814,956	45,392,050
Regeneron Pharmaceuticals, Inc.	31,887	24,317,983
Repligen Corp. *	17,121	2,414,232
Revolution Medicines, Inc. *	63,413	11,891,840
Revvity, Inc.	35,245	3,965,767
Rhythm Pharmaceuticals, Inc. *	20,702	2,054,674
Roivant Sciences Ltd. *	144,252	4,891,585
Royalty Pharma PLC, Class A	123,565	7,219,903
Summit Therapeutics, Inc. *	51,020	664,280
Tempus AI, Inc., Class A *	32,067	1,406,779
Thermo Fisher Scientific, Inc.	118,356	67,971,851
United Therapeutics Corp. *	13,433	6,954,398
Vertex Pharmaceuticals, Inc. *	80,755	38,528,211
Viatris, Inc.	372,594	6,542,751
Waters Corp. *	31,111	11,738,491
West Pharmaceutical Services, Inc.	22,537	7,684,216
Zoetis, Inc.	133,474	10,316,205
		1,338,004,271

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	93,052	13,660,964
CoStar Group, Inc. *	130,569	3,755,164
Jones Lang LaSalle, Inc. *	14,874	5,280,716
Zillow Group, Inc., Class C *	52,958	1,803,750
		24,500,594

Semiconductors & Semiconductor Equipment 16.0%
Advanced Micro Devices, Inc. *	519,256	247,243,744
Allegro MicroSystems, Inc. *	39,744	1,649,376
Amkor Technology, Inc.	35,621	1,776,419
Analog Devices, Inc.	155,487	57,127,479
Applied Materials, Inc.	252,721	128,298,870
Astera Labs, Inc. *	42,453	13,212,647
Broadcom, Inc.	1,507,729	586,928,745
Cirrus Logic, Inc. *	16,446	2,127,290
Credo Technology Group Holding Ltd. *	51,514	10,662,883
Enphase Energy, Inc. *	41,764	1,567,821
Entegris, Inc.	48,594	5,785,116
First Solar, Inc. *	34,115	7,199,288
GLOBALFOUNDRIES, Inc.	32,364	1,617,876
Impinj, Inc. *	9,162	1,386,760
Intel Corp. *	1,504,472	135,703,374
SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	415,978	76,049,098
Lam Research Corp.	398,237	116,691,406
Lattice Semiconductor Corp. *	43,609	5,419,290
MACOM Technology Solutions Holdings, Inc. *	20,837	5,239,255
Marvell Technology, Inc.	278,815	52,294,541
Microchip Technology, Inc.	172,137	12,788,058
Micron Technology, Inc.	359,121	295,567,357
MKS, Inc.	21,471	6,386,549
Monolithic Power Systems, Inc.	15,673	22,350,168
NVIDIA Corp.	7,712,891	1,548,362,868
NXP Semiconductors NV	80,443	18,434,318
ON Semiconductor Corp. *	124,649	10,172,605
Qnity Electronics, Inc.	66,482	8,721,109
Qorvo, Inc. *	25,394	2,299,935
QUALCOMM, Inc.	335,845	49,574,081
Rambus, Inc. *	34,785	3,166,479
Semtech Corp. *	29,621	3,489,946
SiTime Corp. *	7,032	3,763,526
Skyworks Solutions, Inc.	47,741	2,973,310
Teradyne, Inc.	49,868	18,335,965
Texas Instruments, Inc.	289,814	79,913,312
Universal Display Corp.	13,168	1,055,547
		3,545,336,411

Software & Services 9.4%
Accenture PLC, Class A	195,776	32,483,154
ACI Worldwide, Inc. *	34,073	1,953,405
Adobe, Inc. *	128,678	32,222,258
Akamai Technologies, Inc. *	45,741	5,268,448
Amdocs Ltd.	34,933	1,946,467
Appfolio, Inc., Class A *	7,789	1,403,500
AppLovin Corp., Class A *	85,598	33,888,248
Atlassian Corp., Class A *	50,840	5,135,603
Aurora Innovation, Inc. *	396,826	2,559,528
Autodesk, Inc. *	67,322	15,766,812
Bentley Systems, Inc., Class B	47,981	1,700,447
Bill Holdings, Inc. *	28,319	1,278,036
Cadence Design Systems, Inc. *	87,832	29,864,637
CCC Intelligent Solutions Holdings, Inc. *	187,471	1,141,698
Circle Internet Group, Inc. *	18,563	1,162,229
Cloudflare, Inc., Class A *	101,848	28,413,555
Cognizant Technology Solutions Corp., Class A	150,242	8,315,895
Commvault Systems, Inc. *	13,086	1,541,531
CoreWeave, Inc., Class A *	83,831	6,016,551
Crowdstrike Holdings, Inc., Class A *	324,254	61,887,118
Datadog, Inc., Class A *	105,383	28,239,483
Docusign, Inc., Class A *	60,347	3,308,826
Dropbox, Inc., Class A *	45,383	1,477,671
D-Wave Quantum, Inc. *	118,319	2,139,208
Dynatrace, Inc. *	93,590	4,147,909
Elastic NV *	30,131	1,982,319
EPAM Systems, Inc. *	16,718	1,764,752
Fair Isaac Corp. *	7,391	8,299,871
Figma, Inc., Class A *	21,141	514,149
Fortinet, Inc. *	198,312	32,116,628
Gartner, Inc. *	21,334	3,221,861
Gen Digital, Inc.	175,718	4,823,459
Gitlab, Inc., Class A *	48,375	1,669,421
GoDaddy, Inc., Class A *	42,565	3,521,828
Guidewire Software, Inc. *	27,042	4,108,762
HubSpot, Inc. *	16,072	3,814,850
InterDigital, Inc.	8,315	2,534,620
International Business Machines Corp.	299,301	66,938,669
Intuit, Inc.	87,822	27,757,900

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyndryl Holdings, Inc. *	71,281	965,858
Life360, Inc. *	27,346	1,478,051
Manhattan Associates, Inc. *	18,776	3,592,975
MARA Holdings, Inc. *	119,164	1,348,936
Microsoft Corp.	2,365,544	1,099,315,608
MongoDB, Inc., Class A *	25,517	8,611,477
Nutanix, Inc., Class A *	83,966	4,954,834
Okta, Inc. *	53,568	7,602,906
Oracle Corp.	540,358	70,176,293
Palantir Technologies, Inc., Class A *	731,171	89,977,903
Palo Alto Networks, Inc. *	258,258	85,697,752
Pegasystems, Inc.	28,262	863,404
Procore Technologies, Inc. *	35,899	1,966,188
PTC, Inc. *	36,786	5,047,039
Roper Technologies, Inc.	32,088	12,577,533
Rubrik, Inc., Class A *	51,053	3,694,195
SailPoint, Inc. *	23,111	387,571
Salesforce, Inc.	260,505	47,938,130
Samsara, Inc., Class A *	118,172	4,404,270
SentinelOne, Inc., Class A *	112,275	2,139,962
ServiceNow, Inc. *	328,425	36,530,713
ServiceTitan, Inc., Class A *	18,904	1,570,166
Snowflake, Inc., Class A *	110,125	32,297,460
SoundHound AI, Inc., Class A *(a)	120,860	740,872
Strategy, Inc., Class A *	105,005	9,794,866
Synopsys, Inc. *	61,085	23,747,405
Trimble, Inc. *	73,476	4,157,272
Twilio, Inc., Class A *	48,225	9,517,204
Tyler Technologies, Inc. *	13,597	4,209,631
UiPath, Inc., Class A *	131,824	1,682,074
Unity Software, Inc. *	114,102	3,618,174
Varonis Systems, Inc., Class B *	36,589	1,461,731
VeriSign, Inc.	26,136	7,579,963
Workday, Inc., Class A *	64,905	10,406,868
Zoom Communications, Inc. *	85,002	8,166,142
Zscaler, Inc. *	33,259	5,028,761
		2,089,581,493

Technology Hardware & Equipment 10.0%
Advanced Energy Industries, Inc.	12,054	3,489,874
Amphenol Corp., Class A	391,761	62,955,993
Apple, Inc.	4,677,106	1,444,804,814
Arista Networks, Inc. *	328,916	59,320,001
Arrow Electronics, Inc. *	16,185	3,505,185
Badger Meter, Inc.	8,822	1,185,236
Belden, Inc.	12,798	1,587,592
CDW Corp.	40,724	6,019,414
Ciena Corp. *	45,047	16,984,971
Cisco Systems, Inc.	1,257,821	145,894,658
Cognex Corp.	52,751	3,441,475
Coherent Corp. *	62,397	16,403,547
Corning, Inc.	249,490	34,491,993
Dell Technologies, Inc., Class C	92,051	37,314,714
Everpure, Inc., Class A *	100,245	7,735,907
F5, Inc. *	18,140	7,302,620
Fabrinet *	11,384	4,956,707
Flex Ltd. *	116,988	13,307,385
Hewlett Packard Enterprise Co.	422,346	20,230,373
HP, Inc.	291,428	7,947,242
IonQ, Inc. *	118,537	4,319,488
Itron, Inc. *	13,476	1,343,018
Jabil, Inc.	33,436	10,534,012
Keysight Technologies, Inc. *	54,661	17,441,232
Littelfuse, Inc.	8,117	3,588,769
Lumentum Holdings, Inc. *	24,818	17,718,563
Mirion Technologies, Inc., Class A *	76,410	1,144,622
Motorola Solutions, Inc.	52,831	23,021,108
NetApp, Inc.	62,808	11,211,228
SECURITY	NUMBER OF SHARES	VALUE ($)
Sandisk Corp. *	47,158	57,288,953
Sanmina Corp. *	17,208	3,193,117
Seagate Technology Holdings PLC	71,404	61,131,107
Super Micro Computer, Inc. *	178,902	5,080,817
TD SYNNEX Corp.	23,699	6,059,834
TE Connectivity PLC	92,876	19,103,664
Teledyne Technologies, Inc. *	14,781	9,689,980
Ubiquiti, Inc.	1,380	767,998
Vontier Corp.	42,779	1,374,489
Western Digital Corp.	109,762	59,802,728
Zebra Technologies Corp., Class A *	14,977	4,400,542
		2,217,094,970

Telecommunication Services 0.8%
AST SpaceMobile, Inc. *	82,549	4,868,740
AT&T, Inc.	2,210,291	51,389,266
Comcast Corp., Class A	1,134,761	27,188,873
T-Mobile U.S., Inc.	148,234	25,601,494
Verizon Communications, Inc.	1,330,123	62,263,058
		171,311,431

Transportation 1.4%
Alaska Air Group, Inc. *	34,562	1,639,967
American Airlines Group, Inc. *	207,539	3,169,120
Avis Budget Group, Inc. *	5,429	746,162
CH Robinson Worldwide, Inc.	37,433	5,529,977
CSX Corp.	591,116	29,792,246
Delta Air Lines, Inc.	208,314	18,214,976
Expeditors International of Washington, Inc.	41,722	7,004,707
FedEx Corp.	69,773	21,448,220
Fedex Freight Holding Co., Inc. *	34,416	4,836,480
GXO Logistics, Inc. *	35,623	1,786,850
JB Hunt Transport Services, Inc.	23,900	6,494,825
Joby Aviation, Inc. *	194,251	1,388,895
Knight-Swift Transportation Holdings, Inc.	52,676	3,662,562
Lyft, Inc., Class A *	120,239	1,906,990
Norfolk Southern Corp.	71,399	23,952,936
Old Dominion Freight Line, Inc.	58,369	12,382,400
Ryder System, Inc.	12,099	3,102,426
Saia, Inc. *	8,390	2,916,616
Southwest Airlines Co.	154,705	6,957,084
Uber Technologies, Inc. *	648,395	45,621,072
U-Haul Holding Co., Non Voting Shares	32,569	2,038,168
Union Pacific Corp.	189,143	55,254,345
United Airlines Holdings, Inc. *	103,281	12,531,084
United Parcel Service, Inc., Class B	237,844	24,788,102
XPO, Inc. *	37,427	7,521,704
		304,687,914

Utilities 2.1%
AES Corp.	225,313	3,307,595
Alliant Energy Corp.	83,012	5,875,589
Ameren Corp.	87,801	9,623,868
American Electric Power Co., Inc.	172,973	22,114,598
American Water Works Co., Inc.	62,628	8,402,799
Atmos Energy Corp.	53,201	9,192,069
CenterPoint Energy, Inc.	207,346	8,716,826
CMS Energy Corp.	98,343	7,079,712
Consolidated Edison, Inc.	117,151	12,751,886
Constellation Energy Corp.	101,710	26,724,302
Dominion Energy, Inc.	279,653	19,343,598
DTE Energy Co.	66,717	9,465,141
Duke Energy Corp.	248,155	31,126,082

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Edison International	122,328	8,975,205
Entergy Corp.	145,498	15,658,495
Essential Utilities, Inc.	89,994	3,586,261
Evergy, Inc.	73,315	6,085,878
Eversource Energy	120,096	8,597,673
Exelon Corp.	326,754	14,971,868
FirstEnergy Corp.	165,107	7,976,319
IDACORP, Inc.	17,459	2,495,066
National Fuel Gas Co.	30,541	2,513,830
NextEra Energy, Inc.	664,222	57,734,176
NiSource, Inc.	154,042	6,844,086
NRG Energy, Inc.	67,557	9,072,229
OGE Energy Corp.	66,101	3,129,882
Oklo, Inc. *	43,698	1,696,793
Ormat Technologies, Inc.	19,465	1,899,395
PG&E Corp.	700,660	12,177,471
Pinnacle West Capital Corp.	38,828	3,921,240
PPL Corp.	239,646	8,437,936
Public Service Enterprise Group, Inc.	158,074	12,121,114
Sempra	207,778	18,398,742
Southern Co.	358,992	33,939,104
Southwest Gas Holdings, Inc.	20,939	1,871,947
Talen Energy Corp. *	14,467	4,833,425
TXNM Energy, Inc.	32,256	1,868,267
UGI Corp.	68,844	2,486,645
Vistra Corp.	100,667	14,917,843
WEC Energy Group, Inc.	103,973	11,376,726
Xcel Energy, Inc.	198,320	15,508,624
		466,820,305
Total Common Stocks (Cost $3,463,671,449)		22,112,406,376

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	63,799,129	63,799,129
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	2,965,325	2,965,325
		66,764,454
Total Short-Term Investments (Cost $66,764,454)		66,764,454
Total Investments in Securities (Cost $3,530,435,903)		22,179,170,830

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	20	7,545,800	(116,139)
S&P 500 Index, e-mini, expires 09/18/26	186	69,929,025	(437,760)
			(553,899)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,807,592.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp. (a)	$51,552,531	$343,419	($3,037,859 )	$2,044,407	$3,491,638	$54,394,136	516,858	$486,209

(a)	Issuers are affiliated with the fund’s investment adviser.

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$22,112,406,376	$—	$—	$22,112,406,376
Short-Term Investments [1]	66,764,454	—	—	66,764,454
Liabilities
Futures Contracts [2]	(553,899)	—	—	(553,899)
Total	$22,178,616,931	$—	$—	$22,178,616,931

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.3%
Adient PLC *	192,791	4,056,323
Cooper-Standard Holdings, Inc. *	41,978	1,237,092
Dana, Inc.	268,868	7,240,615
Dauch Corp. *	574,348	3,245,066
Dorman Products, Inc. *	65,711	8,750,077
Fox Factory Holding Corp. *	103,972	1,871,496
Garrett Motion, Inc.	424,451	13,221,649
Gentherm, Inc. *	75,153	3,049,709
Goodyear Tire & Rubber Co. *	686,038	4,767,964
Harley-Davidson, Inc.	255,876	6,279,197
Holley, Inc. *	189,528	506,040
LCI Industries	58,492	5,987,241
Livewire Group, Inc., Class A *(a)	65,172	117,961
Lucid Group, Inc. *(a)	310,502	2,291,505
Motorcar Parts of America, Inc. *	31,783	425,892
Patrick Industries, Inc.	78,777	6,503,041
Phinia, Inc.	90,382	6,651,211
Solid Power, Inc. *	495,161	1,020,032
Standard Motor Products, Inc.	52,740	2,016,250
Stoneridge, Inc. *	68,155	470,951
Strattec Security Corp. *	10,052	883,470
Versigent PLC *	175,597	7,260,936
Visteon Corp.	65,190	6,814,962
Winnebago Industries, Inc.	67,992	2,058,798
XPEL, Inc. *	62,286	2,763,630
		99,491,108

Banks 11.0%
1st Source Corp.	43,979	3,946,675
ACNB Corp.	24,880	1,604,262
Amalgamated Financial Corp.	44,406	2,192,768
Amerant Bancorp, Inc.	83,762	2,479,355
Ameris Bancorp	160,828	14,025,810
Ames National Corp.	21,912	670,288
Arrow Financial Corp.	39,917	1,590,293
Associated Banc-Corp.	353,824	10,926,085
Atlantic Union Bankshares Corp.	351,322	14,906,592
Avidbank Holdings, Inc. *	22,424	731,247
Avidia Bancorp, Inc.	44,547	993,398
Axos Financial, Inc. *	134,925	13,682,744
Banc of California, Inc.	375,140	7,183,931
BancFirst Corp.	52,734	5,949,450
Bancorp, Inc. *	97,320	6,527,252
Bank First Corp.	25,128	3,838,051
Bank of Hawaii Corp.	96,963	7,747,344
Bank of Marin Bancorp	36,275	1,057,779
Bank of NT Butterfield & Son Ltd.	98,251	6,021,804
Bank7 Corp.	10,658	535,884
BankUnited, Inc.	181,417	8,463,103
Bankwell Financial Group, Inc.	14,904	1,015,708
Banner Corp.	82,199	5,787,632
Bar Harbor Bankshares	40,312	1,600,790
BayCom Corp.	25,410	766,874
BCB Bancorp, Inc.	39,022	389,830
Beacon Financial Corp.	206,970	6,521,625
Blue Ridge Bankshares, Inc.	159,019	558,157
SECURITY	NUMBER OF SHARES	VALUE ($)
Bridgewater Bancshares, Inc. *	52,308	1,071,268
Burke & Herbert Financial Services Corp.	37,626	2,756,104
Business First Bancshares, Inc.	77,360	2,461,595
BV Financial, Inc. *	16,941	347,968
Byline Bancorp, Inc.	74,865	2,939,949
C&F Financial Corp.	7,170	592,170
California BanCorp	63,672	1,356,214
Camden National Corp.	41,347	2,393,578
Capital Bancorp, Inc.	26,842	1,002,012
Capital City Bank Group, Inc.	34,219	1,774,940
Capitol Federal Financial, Inc.	298,075	2,634,983
Carter Bankshares, Inc.	54,016	1,867,873
Cathay General Bancorp	159,656	10,088,663
CB Financial Services, Inc.	11,380	416,849
Central Pacific Financial Corp.	63,714	2,510,332
CF Bankshares, Inc.	12,304	437,530
Chain Bridge Bancorp, Inc., Class A *	5,386	245,278
Chemung Financial Corp.	9,823	800,476
ChoiceOne Financial Services, Inc.	34,928	1,188,600
Citizens & Northern Corp.	42,887	1,088,901
Citizens Community Bancorp, Inc.	22,384	492,448
Citizens Financial Services, Inc.	11,260	872,875
City Holding Co.	34,375	4,988,156
Civista Bancshares, Inc.	50,856	1,477,875
CNB Financial Corp.	71,935	2,524,918
Coastal Financial Corp. *	32,057	1,314,016
CoastalSouth Bancshares, Inc.	20,184	550,418
Colony Bankcorp, Inc.	51,073	1,119,520
Columbia Financial, Inc. *	650,898	7,036,207
Commercial Bancgroup, Inc.	20,792	711,918
Community Bancorp/VT	12,234	494,865
Community Financial System, Inc.	129,807	8,412,792
Community Trust Bancorp, Inc.	39,341	3,086,301
Community West Bancshares	59,902	1,499,347
ConnectOne Bancorp, Inc.	119,278	3,929,017
Customers Bancorp, Inc. *	75,827	5,966,068
CVB Financial Corp.	415,154	9,286,995
Dime Commercial Bancshares, Inc.	99,289	4,047,020
Eagle Bancorp Montana, Inc.	18,344	429,800
Eagle Bancorp, Inc.	69,792	1,936,728
Eagle Financial Services, Inc.	11,175	453,146
Eastern Bankshares, Inc.	535,580	12,296,917
ECB Bancorp, Inc. *	17,844	366,694
Enterprise Financial Services Corp.	89,710	5,948,670
Equity Bancshares, Inc., Class A	42,555	2,156,687
Esquire Financial Holdings, Inc.	17,811	2,301,537
Farmers & Merchants Bancorp, Inc.	33,127	1,105,117
Farmers National Banc Corp.	144,917	2,298,384
FB Bancorp, Inc. *	38,824	600,025
FB Financial Corp.	108,036	6,523,214
Fidelity D&D Bancorp, Inc.	11,558	607,951
Financial Institutions, Inc.	47,612	1,973,994
Finwise Bancorp *	23,366	321,516
First BanCorp	380,341	11,003,265
First Bancorp, Inc.	26,663	935,871
First Bancorp/Southern Pines NC	99,423	6,250,724
First Bank	54,286	1,005,920
First Busey Corp.	199,417	6,154,009
First Business Financial Services, Inc.	19,691	1,382,505
First Capital, Inc.	8,004	506,493

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Commonwealth Financial Corp.	250,059	5,383,770
First Community Bankshares, Inc.	40,332	1,924,643
First Community Corp.	21,528	735,396
First Financial Bancorp	258,893	8,758,350
First Financial Bankshares, Inc.	325,557	11,440,073
First Financial Corp.	28,298	2,279,404
First Guaranty Bancshares, Inc.	14,620	140,206
First Internet Bancorp	18,226	536,938
First Interstate BancSystem, Inc., Class A	223,041	8,480,019
First Merchants Corp.	155,026	6,687,822
First Mid Bancshares, Inc.	59,771	3,113,471
First National Corp.	19,416	616,458
First Northern Community Bancorp *	36,327	668,417
First United Corp.	14,783	652,522
First Western Financial, Inc. *	21,157	659,041
Firstsun Capital Bancorp *	60,564	2,342,616
Five Star Bancorp	38,153	1,800,440
Flagstar Bank NA	755,474	10,742,840
Franklin Financial Services Corp.	10,449	659,959
FS Bancorp, Inc.	15,877	681,282
Fulton Financial Corp.	475,993	11,580,910
FVCBankcorp, Inc.	35,955	668,403
GBank Financial Holdings, Inc. *	23,210	483,232
German American Bancorp, Inc.	90,379	4,598,484
Glacier Bancorp, Inc.	322,482	15,895,138
Great Southern Bancorp, Inc.	19,584	1,572,791
Greene County Bancorp, Inc.	17,275	578,022
Hancock Whitney Corp.	201,578	15,521,506
Hanmi Financial Corp.	72,711	2,318,027
Hanover Bancorp, Inc.	10,484	275,153
Hawthorn Bancshares, Inc.	14,032	547,108
HBT Financial, Inc.	39,430	1,413,171
Heritage Financial Corp.	100,546	2,989,233
Hilltop Holdings, Inc.	98,374	3,879,871
Hingham Institution For Savings	3,897	1,111,346
Home Bancorp, Inc.	17,219	1,228,403
Home BancShares, Inc.	459,387	14,273,154
HomeTrust Bancshares, Inc.	37,672	1,928,430
Hope Bancorp, Inc.	303,881	4,257,373
Horizon Bancorp, Inc.	125,239	2,561,138
Independent Bank Corp.	48,597	1,856,405
Independent Bank Corp.	119,186	9,991,362
International Bancshares Corp.	135,072	10,338,411
Investar Holding Corp.	31,202	939,804
Isabella Bank Corp. (a)	16,815	667,724
John Marshall Bancorp, Inc.	29,993	695,838
Kearny Financial Corp.	143,166	1,372,962
Lakeland Financial Corp.	60,385	3,783,120
Landmark Bancorp, Inc.	12,746	399,460
LCNB Corp.	33,629	666,190
Live Oak Bancshares, Inc.	88,697	3,796,232
MainStreet Bancshares, Inc.	16,444	379,199
Mechanics Bancorp, Class A	97,673	1,639,930
Mercantile Bank Corp.	41,911	2,518,013
Meridian Corp.	23,754	466,529
Metrocity Bankshares, Inc.	56,737	2,007,355
Metropolitan Bank Holding Corp.	26,978	2,494,925
Mid Penn Bancorp, Inc.	52,394	2,008,786
Midland States Bancorp, Inc.	47,414	1,596,429
MVB Financial Corp.	28,889	885,448
National Bank Holdings Corp., Class A	106,467	4,598,310
National Bankshares, Inc.	15,523	630,234
NB Bancorp, Inc.	98,974	2,277,392
NBT Bancorp, Inc.	125,788	6,622,738
Nicolet Bankshares, Inc.	48,432	8,277,997
Northeast Bank	18,515	2,299,008
Northeast Community Bancorp, Inc.	30,380	811,146
Northpointe Bancshares, Inc.	50,441	882,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Northrim BanCorp, Inc.	53,930	1,429,684
Northwest Bancshares, Inc.	361,836	5,695,299
Norwood Financial Corp.	25,002	849,818
Oak Valley Bancorp	17,574	595,231
OceanFirst Financial Corp.	206,029	3,978,420
OFG Bancorp	104,698	5,534,336
Ohio Valley Banc Corp.	9,090	382,325
Old National Bancorp	849,147	22,621,276
Old Second Bancorp, Inc.	122,629	3,101,287
OP Bancorp	28,982	452,119
Orange County Bancorp, Inc.	30,794	1,177,871
Origin Bancorp, Inc.	73,266	4,009,848
Orrstown Financial Services, Inc.	46,522	1,987,885
Park National Corp.	41,135	8,562,250
Parke Bancorp, Inc.	24,857	848,867
Pathward Financial, Inc.	52,533	4,635,512
PCB Bancorp	26,447	737,078
Peapack-Gladstone Financial Corp.	39,192	1,802,048
Peoples Bancorp of North Carolina, Inc.	11,000	473,000
Peoples Bancorp, Inc.	86,903	3,620,379
Peoples Financial Services Corp.	22,911	1,612,018
Pioneer Bancorp, Inc. *	26,179	450,802
Plumas Bancorp	16,024	982,431
Ponce Financial Group, Inc. *	49,290	994,672
Preferred Bank	27,689	2,891,839
Primis Financial Corp.	53,952	864,311
Princeton Bancorp, Inc.	12,623	520,573
Provident Financial Services, Inc.	315,033	7,775,014
QCR Holdings, Inc.	40,604	4,180,182
RBB Bancorp	39,788	1,049,210
Red River Bancshares, Inc.	12,540	1,260,897
Renasant Corp.	230,416	10,039,225
Republic Bancorp, Inc., Class A	20,796	2,070,034
Rhinebeck Bancorp, Inc. *	15,832	189,984
Richmond Mutual BanCorp, Inc.	20,823	325,880
S&T Bancorp, Inc.	90,210	4,704,451
Seacoast Banking Corp. of Florida	239,621	8,324,434
ServisFirst Bancshares, Inc.	127,503	11,411,518
Shore Bancshares, Inc.	76,299	1,869,325
Sierra Bancorp	29,153	1,188,276
Simmons First National Corp., Class A	357,186	8,426,018
SmartFinancial, Inc.	37,837	1,982,659
South Plains Financial, Inc.	37,948	1,701,588
Southern First Bancshares, Inc. *	22,342	1,394,141
Southern Missouri Bancorp, Inc.	23,604	1,827,186
Southside Bancshares, Inc.	70,435	2,289,842
SR Bancorp, Inc.	17,071	333,738
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	64,830	5,517,033
Texas Capital Bancshares, Inc.	106,406	10,518,233
Third Coast Bancshares, Inc. *	37,805	1,657,371
Timberland Bancorp, Inc.	18,276	819,313
Tompkins Financial Corp.	33,568	3,351,429
Towne Bank	214,590	8,135,107
TriCo Bancshares	72,976	4,199,039
Triumph Financial, Inc. *	56,165	4,264,608
TrustCo Bank Corp.	42,181	2,403,473
Trustmark Corp.	136,886	6,495,241
UMB Financial Corp.	179,455	26,151,977
United Bankshares, Inc.	340,494	16,496,934
United Community Banks, Inc.	297,301	10,536,347
Unity Bancorp, Inc.	18,081	1,064,790
Univest Financial Corp.	68,550	3,032,652
USCB Financial Holdings, Inc.	29,701	652,531
Valley National Bancorp	1,188,595	16,985,023
Virginia National Bankshares Corp.	11,691	535,389
WaFd, Inc.	180,809	6,648,347
Washington Trust Bancorp, Inc.	46,858	1,826,525
WesBanco, Inc.	234,009	9,683,292

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West BanCorp, Inc.	37,714	1,057,878
Westamerica BanCorp	58,378	3,511,437
Western New England Bancorp, Inc.	44,902	580,583
WSFS Financial Corp.	129,156	10,358,311
		834,592,280

Capital Goods 10.1%
3D Systems Corp. *	353,889	934,267
AAR Corp. *	97,256	13,619,730
Aebi Schmidt Holding AG	91,485	1,179,242
AerSale Corp. *	90,516	561,199
Aevex Corp., Class A *	43,994	731,620
AirJoule Technologies Corp. *	76,291	322,711
AIRO Group Holdings, Inc. *(a)	56,124	378,276
Alamo Group, Inc.	25,707	4,089,470
Albany International Corp., Class A	70,199	5,230,527
Alliance Laundry Holdings, Inc. *	106,901	2,818,979
Allient, Inc.	36,200	3,166,052
Alta Equipment Group, Inc. *	48,415	318,571
Ameresco, Inc., Class A *	79,706	1,679,405
American Superconductor Corp. *	114,460	3,361,690
Amprius Technologies, Inc. *	333,829	3,204,758
Apogee Enterprises, Inc.	51,624	2,044,310
Archer Aviation, Inc., Class A *	1,634,629	7,584,679
Arcosa, Inc.	120,357	17,475,836
Argan, Inc.	33,383	19,042,665
Array Technologies, Inc. *	375,463	1,959,917
Astec Industries, Inc.	56,555	2,865,076
Astronics Corp. *	78,023	5,421,818
Atkore, Inc.	82,985	6,054,586
Atmus Filtration Technologies, Inc.	202,321	10,445,833
AZZ, Inc.	73,209	10,594,806
Babcock & Wilcox Enterprises, Inc. *	325,454	3,033,231
Beta Technologies, Inc., Class A *	82,063	1,553,453
Blue Bird Corp. *	77,525	5,767,085
BlueLinx Holdings, Inc. *	18,748	1,016,517
Boise Cascade Co.	88,438	6,754,894
Bowman Consulting Group Ltd., Class A *	35,391	950,248
Brookfield Business Corp., Class A	170,110	5,040,359
Cadre Holdings, Inc.	76,490	2,358,187
Cardinal Infrastructure Group, Inc., Class A *	41,836	2,589,230
CECO Environmental Corp. *	127,897	8,427,133
Centuri Holdings, Inc. *	215,061	5,987,298
ChargePoint Holdings, Inc. *	58,944	321,834
Columbus McKinnon Corp.	69,688	1,335,919
Commercial Vehicle Group, Inc. *	75,583	342,391
Concrete Pumping Holdings, Inc. *	52,215	508,052
Construction Partners, Inc., Class A *	117,360	12,129,156
CSW Industrials, Inc.	39,457	12,584,021
Custom Truck One Source, Inc. *	149,807	1,520,541
Distribution Solutions Group, Inc. *	23,203	802,128
DNOW, Inc. *	456,438	6,444,905
Douglas Dynamics, Inc.	56,842	2,508,437
Ducommun, Inc. *	34,200	6,122,484
DXP Enterprises, Inc. *	31,676	4,973,766
Elmet Group Co. *	24,347	338,667
Energous Corp. *	13,046	184,079
Energy Recovery, Inc. *	126,831	1,097,088
Energy Vault Holdings, Inc. *	336,786	959,840
Enerpac Tool Group Corp., Class A	126,652	4,526,542
EnerSys	90,447	16,827,664
Enovix Corp. *(a)	482,179	1,972,112
Enpro, Inc.	52,377	16,442,188
Eos Energy Enterprises, Inc. *(a)	835,695	2,824,649
ESCO Technologies, Inc.	64,368	20,294,587
Espey Mfg. & Electronics Corp.	5,628	333,009
SECURITY	NUMBER OF SHARES	VALUE ($)
Eve Holding, Inc. *	241,969	561,368
EVI Industries, Inc.	12,415	174,679
Federal Signal Corp.	148,348	18,536,083
Firefly Aerospace, Inc. *	193,676	3,937,433
Fluence Energy, Inc. *	212,573	2,961,142
Fluor Corp. *	349,034	17,511,036
Franklin Electric Co., Inc.	93,046	9,743,777
FreightCar America, Inc. *	36,156	288,163
FuelCell Energy, Inc. *	131,862	2,849,538
GATX Corp.	87,298	15,614,993
Gencor Industries, Inc. *	25,539	363,675
Gibraltar Industries, Inc. *	73,649	3,112,407
Global Industrial Co.	36,396	1,300,793
Gorman-Rupp Co.	52,110	4,230,811
GrafTech International Ltd. *	41,413	278,295
Graham Corp. *	26,014	2,494,743
Granite Construction, Inc.	108,520	13,127,664
Greenbrier Cos., Inc.	75,224	3,704,782
Griffon Corp.	94,412	8,135,482
Helios Technologies, Inc.	81,012	6,311,645
Herc Holdings, Inc.	81,532	12,241,214
Hillman Solutions Corp. *	484,926	3,816,368
Hudson Technologies, Inc. *	91,555	552,992
Hyliion Holdings Corp. *	310,555	1,105,576
Hyster-Yale, Inc.	27,374	915,113
INNOVATE Corp. *	13,538	109,929
Innovative Solutions & Support, Inc. *	36,007	658,568
Insteel Industries, Inc.	46,183	1,415,509
Intuitive Machines, Inc., Class A *	309,987	3,825,240
Janus International Group, Inc. *	325,077	1,667,645
JBT Marel Corp.	129,013	17,864,430
Kadant, Inc.	29,202	8,979,615
Karat Packaging, Inc.	21,157	851,358
Kennametal, Inc.	188,379	6,399,235
L.B. Foster Co., Class A *	24,093	990,945
Legence Corp., Class A *	142,408	9,104,143
Limbach Holdings, Inc. *	27,137	1,945,723
Lindsay Corp.	25,355	2,809,841
LSI Industries, Inc.	81,637	1,909,489
Luxfer Holdings PLC	65,931	1,122,805
Manitowoc Co., Inc. *	86,318	1,195,504
Masterbrand, Inc. *	494,246	4,077,530
Matrix Service Co. *	66,456	770,890
Mayville Engineering Co., Inc. *	35,688	916,111
McGrath RentCorp	60,440	6,959,666
Mercury Systems, Inc. *	137,046	13,307,167
Microvast Holdings, Inc. *	513,778	414,670
Miller Industries, Inc.	26,919	1,354,026
Moog, Inc., Class A	69,593	27,130,831
Mueller Water Products, Inc., Class A	382,008	9,641,882
MYR Group, Inc. *	38,044	12,677,022
NANO Nuclear Energy, Inc. *(a)	105,726	1,682,101
National Presto Industries, Inc.	13,225	1,605,780
Net Power, Inc. *(a)	107,089	153,137
NPK International, Inc. *	201,354	2,514,911
NuScale Power Corp. *	790,443	6,655,530
NWPX Infrastructure, Inc. *	23,259	2,862,718
Omega Flex, Inc.	8,923	262,872
Orion Group Holdings, Inc. *	95,345	932,474
Palladyne AI Corp. *(a)	88,060	460,554
Park Aerospace Corp.	44,779	1,518,008
Park-Ohio Holdings Corp.	24,614	982,837
Perma-Pipe International Holdings, Inc. *	18,121	437,622
Plug Power, Inc. *	3,319,269	6,837,694
Power Solutions International, Inc. *	21,022	580,417
Preformed Line Products Co.	6,118	2,184,004
Proto Labs, Inc. *	58,771	4,410,764
Quanex Building Products Corp.	112,836	2,012,994

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Red Cat Holdings, Inc. *	270,302	2,035,374
Redwire Corp. *	475,631	4,099,939
Resideo Technologies, Inc. *	334,503	11,473,453
Richtech Robotics, Inc., Class B *(a)	455,475	646,775
Rush Enterprises, Inc., Class A	172,013	13,724,917
Satellogic, Inc., Class A *	232,112	830,961
SES AI Corp. *	610,765	336,165
Shimmick Corp. *	12,698	47,998
Shoals Technologies Group, Inc., Class A *	414,327	3,621,218
Sidus Space, Inc., Class A *(a)	200,546	352,961
Standex International Corp.	29,575	8,768,988
Starfighters Space, Inc. *(a)	74,562	264,695
Sunrun, Inc. *	567,266	5,564,879
Swarmer, Inc. *(a)	8,531	313,685
TAT Technologies Ltd. *(a)	29,196	1,135,724
Taylor Devices, Inc. *	7,820	401,401
Tecnoglass Holdings, Inc.	62,386	2,710,048
Tennant Co.	43,374	3,644,717
Terex Corp.	279,818	17,583,763
Tigo Energy, Inc. *	94,532	180,556
Titan International, Inc. *	129,445	934,593
Titan Machinery, Inc. *	51,912	881,985
Transcat, Inc. *	22,780	1,944,729
Trinity Industries, Inc.	195,894	6,119,729
Tutor Perini Corp.	111,149	9,308,729
Twin Disc, Inc.	28,033	639,433
UFP Industries, Inc.	138,985	12,055,559
V2X, Inc. *	71,381	6,441,421
Velo3D, Inc. *(a)	40,207	407,297
Virgin Galactic Holdings, Inc. *(a)	235,060	599,403
Voyager Technologies, Inc., Class A *	125,543	3,079,570
VSE Corp.	68,809	13,375,782
Wabash National Corp.	96,622	1,213,572
Willis Lease Finance Corp.	27,825	1,984,757
Worthington Enterprises, Inc.	76,101	4,277,637
Xometry, Inc., Class A *	112,143	9,612,898
York Space Systems, Inc. *(a)	47,359	697,598
Zurn Elkay Water Solutions Corp., Class C	367,448	18,559,798
		761,894,387

Commercial & Professional Services 2.9%
ABM Industries, Inc.	143,607	6,880,211
ACCO Brands Corp.	223,117	941,554
ACV Auctions, Inc., Class A *	413,364	3,096,096
Asure Software, Inc. *	61,054	490,264
Barrett Business Services, Inc.	57,971	2,263,188
BlackSky Technology, Inc. *	81,472	1,877,930
BrightView Holdings, Inc. *	172,898	2,254,590
Brink's Co.	101,637	12,038,903
Casella Waste Systems, Inc., Class A *	155,310	13,932,860
CBIZ, Inc. *	119,513	6,582,776
Cimpress PLC *	41,424	4,088,549
Civeo Corp. *	25,237	795,218
Clarivate PLC *	850,681	1,684,348
CompX International, Inc.	3,107	87,959
Concentrix Corp.	103,938	2,556,875
Conduent, Inc. *	351,403	551,703
CoreCivic, Inc. *	238,722	7,137,788
CRA International, Inc.	15,359	2,749,722
Deluxe Corp.	108,924	2,817,864
Ennis, Inc.	61,097	1,331,915
Enviri Corp. *	63,718	1,413,265
Exponent, Inc.	119,858	8,012,507
Falcon's Beyond Global, Inc., Class A *	67,659	672,530
First Advantage Corp. *	194,959	3,867,987
Franklin Covey Co. *	23,985	514,478
SECURITY	NUMBER OF SHARES	VALUE ($)
GEO Group, Inc. *	310,440	9,589,492
Healthcare Services Group, Inc. *	168,103	3,916,800
HireQuest, Inc.	13,565	175,260
HNI Corp.	175,792	7,912,398
Huron Consulting Group, Inc. *	40,307	6,117,393
IBEX Holdings Ltd. *	24,200	855,228
ICF International, Inc.	44,468	3,598,351
Innodata, Inc. *	77,022	4,839,292
Insperity, Inc.	89,996	4,554,697
Interface, Inc., Class A	142,054	4,866,770
Kelly Services, Inc., Class A	73,779	1,094,880
Kforce, Inc.	41,323	2,345,907
Korn Ferry	128,215	10,548,248
Legalzoom.com, Inc. *	290,981	2,290,020
Liquidity Services, Inc. *	57,992	2,260,528
ManpowerGroup, Inc.	113,885	5,969,852
Maximus, Inc.	133,472	8,041,688
MillerKnoll, Inc.	167,570	3,773,676
Mistras Group, Inc. *	43,036	654,578
NLI Holdings, Inc.	19,332	110,966
Onterris, Inc. *	83,306	1,748,593
OPENLANE, Inc. *	259,789	10,329,211
Perma-Fix Environmental Services, Inc. *	42,407	703,956
Pitney Bowes, Inc.	354,672	6,217,400
Public Policy Holding Co., Inc.	9,072	98,431
Quad/Graphics, Inc.	72,924	757,680
RCM Technologies, Inc. *	10,519	297,582
Resolute Holdings Management, Inc. *	9,605	1,188,715
Spire Global, Inc., Class A *(a)	75,151	861,230
TIC Solutions, Inc. *	439,451	3,212,387
TriNet Group, Inc.	68,080	4,481,706
TrueBlue, Inc. *	67,971	481,235
UniFirst Corp.	35,968	10,537,905
Upwork, Inc. *	291,238	2,667,740
Verra Mobility Corp., Class A *	372,225	1,969,070
Vestis Corp. *	225,139	3,255,510
Willdan Group, Inc. *	35,656	2,443,506
		223,408,961

Consumer Discretionary Distribution & Retail 2.3%
1-800-Flowers.com, Inc., Class A *(a)	50,379	196,478
1stdibs.com, Inc. *	57,843	244,676
Abercrombie & Fitch Co., Class A *	108,616	10,811,637
Academy Sports & Outdoors, Inc.	158,245	7,508,725
Advance Auto Parts, Inc.	149,145	8,283,513
American Eagle Outfitters, Inc.	386,134	6,633,782
Arhaus, Inc.	128,053	948,873
Arko Corp.	180,338	1,440,901
ARKO Petroleum Corp.	30,035	609,710
Asbury Automotive Group, Inc. *	47,784	11,071,553
Barnes & Noble Education, Inc.	40,648	505,661
Bed Bath & Beyond, Inc. *	183,047	924,387
Bob's Discount Furniture, Inc. *	47,597	793,442
Boot Barn Holdings, Inc. *	75,573	11,259,621
Buckle, Inc.	79,180	3,465,709
Build-A-Bear Workshop, Inc.	29,583	1,003,455
Caleres, Inc.	81,406	1,045,253
Camping World Holdings, Inc., Class A	151,180	935,804
Citi Trends, Inc. *	12,265	817,708
Designer Brands, Inc., Class A	85,548	516,710
Envela Corp. *	16,874	365,828
EVgo, Inc., Class A *(a)	332,362	525,132
Genesco, Inc. *	23,143	884,525
GigaCloud Technology, Inc., Class A *	61,832	2,704,532
Gold.com, Inc.	48,532	2,007,284
Group 1 Automotive, Inc.	28,562	8,190,725
Groupon, Inc., Class A *(a)	57,901	1,596,910
Haverty Furniture Cos., Inc.	32,866	809,818

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
J Jill, Inc. (a)	15,767	287,275
Kohl's Corp.	268,293	5,135,128
Lands' End, Inc. *	24,628	296,029
MarineMax, Inc. *	48,771	1,681,136
Monro, Inc.	60,996	747,201
National Vision Holdings, Inc. *	193,419	4,262,955
OneWater Marine, Inc., Class A *	27,846	341,114
Outdoor Holding Co. *	267,658	572,788
Pattern Group, Inc., Class A *	78,533	1,807,830
Petco Health & Wellness Co., Inc., Class A *	224,182	625,468
RealReal, Inc. *	273,214	3,303,157
Rent the Runway, Inc., Class A *	20,609	74,295
Revolve Group, Inc. *	102,193	2,566,066
RH *	38,231	6,327,995
RideNow Group, Inc. *	38,160	235,829
Sally Beauty Holdings, Inc. *	234,564	3,511,423
Savers Value Village, Inc. *	89,591	919,204
Shoe Station Group, Inc.	45,313	688,758
Signet Jewelers Ltd.	96,255	8,942,089
Sonic Automotive, Inc., Class A	29,520	2,703,442
Stitch Fix, Inc., Class A *	287,063	1,153,993
ThredUp, Inc., Class A *	255,757	1,478,275
Torrid Holdings, Inc. *	76,924	196,156
Upbound Group, Inc.	134,650	2,610,863
Urban Outfitters, Inc. *	141,291	10,480,966
Victoria's Secret & Co. *	171,463	15,205,339
Warby Parker, Inc., Class A *	251,665	6,716,939
Weyco Group, Inc.	14,889	580,671
Winmark Corp.	7,422	2,475,237
Zumiez, Inc. *	33,479	658,532
		172,688,505

Consumer Durables & Apparel 2.5%
Acushnet Holdings Corp.	67,858	6,871,980
Beazer Homes USA, Inc. *	60,798	1,951,616
Callaway Golf Co. *	342,937	6,330,617
Capri Holdings Ltd. *	291,832	4,648,884
Carter's, Inc.	87,949	3,392,193
Cavco Industries, Inc. *	19,101	10,448,820
Century Communities, Inc.	61,877	4,155,659
Champion Homes, Inc. *	135,413	10,780,229
Cricut, Inc., Class A	122,275	573,470
Dream Finders Homes, Inc., Class A *	68,453	875,514
Ermenegildo Zegna NV	111,436	1,639,224
Escalade, Inc.	20,993	416,921
Ethan Allen Interiors, Inc.	58,512	1,310,669
Figs, Inc., Class A *	231,124	2,473,027
Flexsteel Industries, Inc.	7,863	582,098
Fossil Group, Inc. *	132,548	656,113
Funko, Inc., Class A *	103,895	605,708
G-III Apparel Group Ltd.	89,587	3,261,863
GoPro, Inc., Class A *(a)	331,374	248,199
Green Brick Partners, Inc. *	74,815	5,291,665
Hamilton Beach Brands Holding Co., Class A	17,838	410,096
Helen of Troy Ltd. *	56,856	1,570,931
Hovnanian Enterprises, Inc., Class A *	11,583	1,435,134
Installed Building Products, Inc.	57,998	12,930,074
JAKKS Pacific, Inc.	22,975	604,932
Johnson Outdoors, Inc., Class A	15,848	743,430
KB Home	149,057	8,193,663
Kontoor Brands, Inc.	134,942	11,300,043
Latham Group, Inc. *	126,829	679,803
La-Z-Boy, Inc.	98,890	3,894,288
Legacy Housing Corp. *	21,874	574,411
Leggett & Platt, Inc.	332,715	3,260,607
LGI Homes, Inc. *	50,490	2,755,239
SECURITY	NUMBER OF SHARES	VALUE ($)
Lifetime Brands, Inc.	29,825	249,635
Lovesac Co. *	34,666	557,776
M/I Homes, Inc. *	62,481	9,130,349
Malibu Boats, Inc., Class A *	48,812	1,345,747
MasterCraft Boat Holdings, Inc. *	44,806	1,071,759
Meritage Homes Corp.	161,913	11,366,293
Movado Group, Inc.	37,132	1,417,700
Newell Brands, Inc.	1,045,230	5,853,288
Oxford Industries, Inc.	34,614	1,312,563
Peloton Interactive, Inc., Class A *	993,626	6,349,270
Playboy, Inc. *	142,322	157,977
Polaris, Inc.	132,669	8,899,436
Rocky Brands, Inc.	17,660	862,514
Smith & Wesson Brands, Inc.	108,879	1,584,189
Sonos, Inc. *	295,497	4,331,986
Steven Madden Ltd.	178,279	8,215,096
Sturm Ruger & Co., Inc.	33,785	1,255,788
Superior Group of Cos., Inc.	26,491	313,918
Tron, Inc. *(a)	124,328	174,059
Under Armour, Inc., Class A *	915,409	6,087,470
Wolverine World Wide, Inc.	201,835	3,972,113
XMAX, Inc. *(a)	149,106	1,285,294
		190,661,340

Consumer Services 3.3%
Accel Entertainment, Inc., Class A *	126,429	1,519,677
American Public Education, Inc. *	43,540	2,112,125
Bally's Corp. *	23,813	331,715
Biglari Holdings, Inc., Class B *	2,356	936,486
BJ's Restaurants, Inc. *	46,945	3,173,951
Black Rock Coffee Bar, Inc., Class A *	42,906	345,822
Bloomin' Brands, Inc.	209,672	1,815,760
Brightstar Lottery PLC	237,134	2,380,825
Brinker International, Inc. *	105,644	22,576,123
Carriage Services, Inc., Class A	34,786	1,404,311
Cheesecake Factory, Inc.	114,978	11,661,069
Coursera, Inc. *	533,257	2,831,595
Covista, Inc. *	83,744	10,455,438
Cracker Barrel Old Country Store, Inc.	55,093	3,106,694
Dave & Buster's Entertainment, Inc. *	67,474	731,418
Dine Brands Global, Inc.	30,656	1,101,777
Driven Brands Holdings, Inc. *	147,676	2,107,337
El Pollo Loco Holdings, Inc. *	70,013	1,152,414
First Watch Restaurant Group, Inc. *	150,945	1,939,643
Frontdoor, Inc. *	173,720	12,617,284
Genius Sports Ltd. *	576,532	3,995,367
Global Business Travel Group I *	308,267	2,910,040
Graham Holdings Co., Class B	7,748	9,325,028
Hilton Grand Vacations, Inc. *	137,991	6,366,905
Inspired Entertainment, Inc. *	61,820	425,322
Jack in the Box, Inc. *	43,650	714,551
KinderCare Learning Cos., Inc. *	76,929	411,570
Krispy Kreme, Inc. *	196,303	624,244
Kura Sushi USA, Inc., Class A *	16,871	777,247
Laureate Education, Inc. *	297,445	11,395,118
Life Time Group Holdings, Inc. *	355,915	16,051,766
Lincoln Educational Services Corp. *	73,351	3,067,539
Lindblad Expeditions Holdings, Inc. *	121,502	3,594,029
Marriott Vacations Worldwide Corp.	68,428	6,672,414
Matthews International Corp., Class A	73,747	2,046,479
McGraw Hill, Inc. *	60,817	666,554
Monarch Casino & Resort, Inc.	29,765	3,653,654
Nathan's Famous, Inc.	7,193	705,705
Navan, Inc., Class A *	253,401	6,745,535
OneSpaWorld Holdings Ltd.	243,757	6,279,180
Papa John's International, Inc. (a)	80,477	2,406,262
Penn Entertainment, Inc. *	313,752	6,441,329
Perdoceo Education Corp.	153,882	4,894,986

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Education Partners, Inc.	13,033	372,613
Portillo's, Inc., Class A *	165,391	755,837
Pursuit Attractions & Hospitality, Inc. *	50,866	2,570,259
RCI Hospitality Holdings, Inc.	15,839	397,401
Red Rock Resorts, Inc., Class A	116,649	7,516,862
Rush Street Interactive, Inc. *	246,050	6,621,206
Sabre Corp. *	829,500	1,534,575
Serve Robotics, Inc. *(a)	174,291	833,111
Shake Shack, Inc., Class A *	96,099	6,030,212
SHARPLINK, Inc. *	455,750	2,789,190
Six Flags Entertainment Corp. *(a)	234,387	4,061,927
Strategic Education, Inc.	53,724	4,405,368
Stride, Inc. *	102,505	8,230,126
Super Group SGHC Ltd.	399,323	5,590,522
Sweetgreen, Inc., Class A *	257,834	1,663,029
Target Hospitality Corp. *	99,187	1,507,642
United Parks & Resorts, Inc. *	48,097	2,146,569
Universal Technical Institute, Inc. *	116,795	4,591,211
Venu Holding Corp. *	116,919	237,346
Wendy's Co.	393,541	2,896,462
Xponential Fitness, Inc., Class A *	86,951	566,921
		249,790,677

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	81,436	5,764,040
Chefs' Warehouse, Inc. *	90,245	10,409,761
Grocery Outlet Holding Corp. *	230,168	2,115,244
Ingles Markets, Inc., Class A	36,281	3,265,653
Natural Grocers by Vitamin Cottage, Inc., Class C	31,893	1,022,490
PriceSmart, Inc.	64,087	12,427,110
United Natural Foods, Inc. *	148,420	7,544,189
Village Super Market, Inc., Class A	22,782	1,001,041
Weis Markets, Inc.	30,504	2,350,333
Yesway, Inc., Class A *(a)	38,456	804,499
		46,704,360

Energy 6.3%
Aemetis, Inc. *	158,097	238,726
American Resources Corp. *(a)	216,166	386,937
Amplify Energy Corp. *	86,689	338,954
Archrock, Inc.	424,836	15,192,135
Ardmore Shipping Corp.	87,041	1,513,643
Atlas Energy Solutions, Inc., Class A	201,184	2,170,775
BKV Corp. *	78,752	1,926,274
Borr Drilling Ltd. *	580,249	2,338,404
Bristow Group, Inc.	64,401	2,918,653
Cactus, Inc., Class A	171,704	11,162,477
California Resources Corp.	178,859	9,411,561
Calumet, Inc. *	168,036	7,425,511
Centrus Energy Corp., Class A *	45,236	8,003,606
Clean Energy Fuels Corp. *	401,025	777,989
CNX Resources Corp. *	336,062	12,031,020
Comstock Resources, Inc. *	172,787	2,291,156
Comstock, Inc. *	179,987	493,164
Core Laboratories, Inc.	113,450	1,207,108
Core Natural Resources, Inc.	123,436	9,855,130
Crescent Energy Co., Class A	631,548	7,243,856
CVR Energy, Inc.	73,238	2,608,738
Delek U.S. Holdings, Inc.	148,342	10,067,972
DHT Holdings, Inc.	358,296	6,653,557
Diversified Energy Co.	172,515	2,322,052
Dorian LPG Ltd.	91,355	4,332,054
Encore Energy Corp. *	476,069	518,915
Energy Fuels, Inc. *	610,456	6,983,617
Energy Services of America Corp.	34,055	489,711
Epsilon Energy Ltd.	47,659	266,890
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolution Petroleum Corp.	81,824	301,112
Excelerate Energy, Inc., Class A	58,690	2,304,756
Expro Ltd. *	202,115	3,223,734
FLEX LNG Ltd. *	77,430	2,416,590
Flowco Holdings, Inc., Class A	87,609	1,791,604
Forum Energy Technologies, Inc. *	26,036	1,631,676
FutureFuel Corp.	63,210	312,890
Gevo, Inc. *	581,608	860,780
Golar LNG Ltd.	239,074	11,750,487
Granite Ridge Resources, Inc.	138,631	658,497
Green Plains, Inc. *	168,100	2,832,485
Gulfport Energy Corp. *	38,724	6,248,892
Helix Energy Solutions Group, Inc. *	340,403	3,237,233
Helmerich & Payne, Inc.	238,604	8,248,540
HighPeak Energy, Inc. (a)	55,894	399,642
HMH Holding, Inc., Class A *	25,056	520,914
Infinity Natural Resources, Inc., Class A *	41,644	548,035
Innovex International, Inc. *	111,243	3,123,703
International Seaways, Inc.	102,224	9,831,904
Kinetik Holdings, Inc., Class A	125,565	6,349,822
Kodiak Gas Services, Inc.	245,659	14,422,640
Kolibri Global Energy, Inc. *	71,912	373,223
Kosmos Energy Ltd. *	1,443,193	3,882,189
Liberty Energy, Inc., Class A	391,312	7,321,448
Lightbridge Corp. *	83,432	687,480
Magnolia Oil & Gas Corp., Class A	564,787	14,520,674
Murphy Oil Corp.	336,987	13,391,863
Nabors Industries Ltd. *	34,800	2,981,316
NACCO Industries, Inc., Class A	9,960	472,104
National Energy Services Reunited Corp. *	149,030	4,017,849
Natural Gas Services Group, Inc.	28,819	1,055,928
Navigator Holdings Ltd.	90,118	2,014,137
New Era Energy & Digital, Inc. *(a)	198,074	923,025
NextDecade Corp. *	408,558	2,745,510
Noble Corp. PLC	312,543	13,251,823
Nordic American Tankers Ltd.	500,645	3,269,212
Northern Oil & Gas, Inc.	255,713	5,408,330
Oceaneering International, Inc. *	244,770	11,939,881
Oil States International, Inc. *	138,939	1,126,795
OPAL Fuels, Inc., Class A *	40,439	95,032
Par Pacific Holdings, Inc. *	119,621	10,290,995
Patterson-UTI Energy, Inc.	852,705	8,936,348
PBF Energy, Inc., Class A	240,310	17,369,607
Peabody Energy Corp.	301,160	6,420,731
PEDEVCO Corp. *	3,584	38,743
PrimeEnergy Resources Corp. *	1,586	291,983
ProFrac Holding Corp., Class A *	70,404	284,432
ProPetro Holding Corp. *	243,088	2,698,277
Ranger Energy Services, Inc., Class A	46,281	742,810
REX American Resources Corp. *	71,233	3,065,868
Riley Exploration Permian, Inc.	37,137	1,272,685
Ring Energy, Inc. *	465,107	576,733
RPC, Inc.	248,116	1,391,931
Sable Offshore Corp. *(a)	325,139	1,719,985
SandRidge Energy, Inc.	78,482	1,092,469
Scorpio Tankers, Inc.	112,863	8,787,513
SEACOR Marine Holdings, Inc. *	53,047	500,233
Seadrill Ltd. *	154,806	6,941,501
Select Water Solutions, Inc.	276,537	5,121,465
SFL Corp. Ltd.	302,332	3,730,777
SM Energy Co.	592,523	19,268,848
Smart Sand, Inc.	73,317	315,996
Solaris Energy Infrastructure, Inc.	129,507	6,657,955
Summit Midstream Corp. *	21,933	675,975
Talos Energy, Inc. *	310,467	4,712,889
Teekay Corp. Ltd.	136,631	1,591,751
Teekay Tankers Ltd., Class A	59,588	4,729,500
TETRA Technologies, Inc. *	316,519	2,437,196

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tidewater, Inc. *	121,489	9,118,964
Transocean Ltd. *	2,400,232	12,769,234
Uranium Energy Corp. *	1,201,872	11,537,971
Ur-Energy, Inc. *	927,875	1,132,008
VAALCO Energy, Inc.	253,389	1,350,563
Valaris Ltd. *	139,951	11,082,720
Vitesse Energy, Inc.	78,314	1,221,698
W&T Offshore, Inc.	232,072	833,139
World Kinect Corp.	123,093	4,906,487
		477,282,320

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	332,018	7,460,444
AH Realty Trust, Inc.	186,233	1,296,182
Alexander's, Inc.	5,303	1,352,265
Alpine Income Property Trust, Inc.	37,841	763,631
American Assets Trust, Inc.	121,238	2,860,004
Apple Hospitality REIT, Inc.	534,258	8,820,600
Braemar Hotels & Resorts, Inc.	144,079	327,059
Brandywine Realty Trust	414,662	1,260,572
Broadstone Net Lease, Inc.	473,736	10,142,688
BRT Apartments Corp.	26,156	389,986
CareTrust REIT, Inc.	552,155	23,157,381
CBL & Associates Properties, Inc.	45,260	2,657,215
Centerspace	41,645	2,283,812
Chatham Lodging Trust	108,743	1,449,544
Chiron Real Estate, Inc.	31,195	1,107,423
Community Healthcare Trust, Inc.	67,211	1,230,633
COPT Defense Properties	282,468	10,722,485
CTO Realty Growth, Inc.	80,799	1,775,154
Curbline Properties Corp.	240,653	7,373,608
DiamondRock Hospitality Co.	501,512	6,640,019
Diversified Healthcare Trust	543,909	4,840,790
Douglas Emmett, Inc.	402,102	4,752,846
Easterly Government Properties, Inc.	108,694	2,647,786
Empire State Realty Trust, Inc., Class A	351,401	1,778,089
Essential Properties Realty Trust, Inc.	536,045	16,772,848
Farmland Partners, Inc.	100,603	940,638
Four Corners Property Trust, Inc.	269,989	6,911,718
FrontView REIT, Inc.	52,299	1,063,762
Getty Realty Corp.	141,589	4,833,848
Gladstone Commercial Corp.	120,257	1,503,213
Gladstone Land Corp.	98,927	802,298
Global Net Lease, Inc.	470,433	4,102,176
Highwoods Properties, Inc.	271,451	8,993,172
Hudson Pacific Properties, Inc. *	130,245	1,793,474
Independence Realty Trust, Inc.	583,267	9,699,730
Industrial Logistics Properties Trust	138,019	1,188,344
Innovative Industrial Properties, Inc.	69,682	4,097,998
InvenTrust Properties Corp.	192,566	6,818,762
JBG SMITH Properties	145,090	2,038,515
Kite Realty Group Trust	502,921	14,393,599
LTC Properties, Inc.	120,533	4,850,248
LXP Industrial Trust	142,944	8,652,400
Macerich Co.	694,483	17,945,441
Modiv Industrial, Inc.	25,203	436,516
National Health Investors, Inc.	117,769	9,026,994
National Healthcare Properties, Inc.	110,349	1,687,236
NET Lease Office Properties	36,593	428,138
NETSTREIT Corp.	241,534	5,180,904
NexPoint Diversified Real Estate Trust	91,266	412,522
NexPoint Residential Trust, Inc.	55,331	1,444,692
One Liberty Properties, Inc.	42,694	1,037,891
Orion Properties, Inc.	130,356	344,140
Outfront Media, Inc.	392,208	12,499,669
Park Hotels & Resorts, Inc.	458,635	6,907,043
Pebblebrook Hotel Trust	275,621	5,264,361
Phillips Edison & Co., Inc.	312,652	13,284,583
SECURITY	NUMBER OF SHARES	VALUE ($)
Piedmont Realty Trust, Inc., Class A *	308,512	2,989,481
Postal Realty Trust, Inc., Class A	64,994	1,497,462
RLJ Lodging Trust	304,197	3,726,413
Ryman Hospitality Properties, Inc.	152,567	20,390,580
Sabra Health Care REIT, Inc.	620,731	13,140,875
Safehold, Inc.	137,251	2,220,721
Saul Centers, Inc.	32,056	1,092,148
Service Properties Trust (c)	285,290	2,290,879
SITE Centers Corp.	123,974	530,609
SL Green Realty Corp.	177,014	9,369,351
Smartstop Self Storage REIT, Inc.	137,096	4,598,200
Strawberry Fields REIT, Inc.	17,949	255,235
Summit Hotel Properties, Inc.	253,886	1,746,736
Sunstone Hotel Investors, Inc.	443,633	5,221,560
Tanger, Inc.	279,017	11,344,831
Terreno Realty Corp.	260,088	18,635,305
UMH Properties, Inc.	198,675	3,001,979
Universal Health Realty Income Trust	31,842	1,382,580
Urban Edge Properties	313,726	7,109,031
Xenia Hotels & Resorts, Inc.	228,008	4,692,405
		397,683,470

Financial Services 6.3%
Acacia Research Corp. *	82,292	364,554
Acadian Asset Management, Inc.	68,930	5,961,756
ACRES Commercial Realty Corp. *	13,173	230,528
Adamas Trust, Inc.	207,248	1,879,739
Alerus Financial Corp.	58,097	1,932,887
AlTi Global, Inc. *	122,373	440,543
Angel Oak Mortgage REIT, Inc.	40,931	362,239
Arbor Realty Trust, Inc.	466,878	2,339,059
ARES Commercial Real Estate Corp.	132,547	564,650
ARMOUR Residential REIT, Inc.	308,531	5,081,506
Artisan Partners Asset Management, Inc., Class A	156,252	6,131,328
Atlanticus Holdings Corp. *	12,452	1,313,561
Bakkt, Inc. *(a)	71,982	516,111
Better Home & Finance Holding Co. *(a)	19,258	452,563
BGC Group, Inc., Class A	917,731	10,572,261
Blackstone Mortgage Trust, Inc., Class A	391,067	5,686,114
Bladex, Inc., Class E	72,184	4,226,373
BRC Group Holdings, Inc. *(a)	56,568	405,027
Bread Financial Holdings, Inc.	99,416	10,743,887
BrightSpire Capital, Inc., Class A	300,177	1,503,887
Burford Capital Ltd.	497,868	2,051,216
Cannae Holdings, Inc.	98,018	1,426,162
Cass Information Systems, Inc.	28,297	1,582,368
Chaince Digital Holdings, Inc. *(a)	162,160	452,426
Chicago Atlantic Real Estate Finance, Inc.	46,772	456,495
Chimera Investment Corp.	205,820	2,568,634
Claros Mortgage Trust, Inc. *	234,463	415,000
Cohen & Steers, Inc.	69,212	5,694,071
Compass Diversified Holdings *	165,561	1,668,855
Consumer Portfolio Services, Inc. *	22,819	212,673
Dave, Inc. *	24,871	9,269,173
DigitalBridge Group, Inc.	434,804	6,900,339
Dlocal Ltd.	221,293	3,337,098
Donnelley Financial Solutions, Inc. *	60,479	2,860,657
Dynex Capital, Inc.	533,987	6,786,975
Ellington Financial, Inc.	301,473	4,003,561
Enact Holdings, Inc.	67,615	3,199,542
Encore Capital Group, Inc. *	51,241	4,820,753
Enova International, Inc. *	59,181	15,040,259
Essent Group Ltd.	222,013	14,643,977
EVERTEC, Inc.	151,978	4,626,210
Federal Agricultural Mortgage Corp., Class C	22,910	5,214,316

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Finance of America Cos., Inc., Class A *	9,798	222,905
FirstCash Holdings, Inc.	100,095	20,420,381
Flywire Corp. *	290,334	4,648,247
Franklin BSP Realty Trust, Inc.	186,480	1,415,383
GCM Grosvenor, Inc., Class A	142,716	1,781,096
Gemini Space Station, Inc., Class A *	100,012	390,047
Green Dot Corp., Class A *	133,599	1,751,483
HA Sustainable Infrastructure Capital, Inc.	313,411	11,868,875
Happen, Inc. *	277,881	5,318,642
Innventure, Inc. *(a)	136,133	438,348
International Money Express, Inc. *	68,199	808,840
Invesco Mortgage Capital, Inc.	221,565	1,641,797
Jackson Financial, Inc., Class A	160,722	19,653,086
Jefferson Capital, Inc.	55,178	1,109,630
KKR Real Estate Finance Trust, Inc.	130,608	909,032
Ladder Capital Corp., Class A	278,442	2,661,906
LendingTree, Inc. *	27,466	875,067
loanDepot, Inc., Class A *	256,101	251,286
Marex Group Ltd.	150,861	9,793,896
MarketWise, Inc.	3,989	78,583
Marqeta, Inc., Class A *	213,014	3,697,923
Medallion Financial Corp.	41,020	407,739
Merchants Bancorp	61,382	3,387,059
MFA Financial, Inc.	249,659	2,274,394
Miami International Holdings, Inc. *	185,696	8,735,140
Moelis & Co., Class A	183,114	12,283,287
Navient Corp.	154,732	1,298,201
NCR Atleos Corp. *	179,406	8,437,464
Nelnet, Inc., Class A	36,154	4,912,244
NerdWallet, Inc., Class A *	80,849	727,641
NewtekOne, Inc.	61,958	918,837
Nexpoint Real Estate Finance, Inc.	17,435	295,698
NMI Holdings, Inc., Class A *	186,364	8,255,925
Onity Group, Inc. *	17,273	633,228
Oportun Financial Corp. *	102,882	569,966
OppFi, Inc. *	63,400	594,058
Orchid Island Capital, Inc.	501,533	3,254,949
Pagseguro Digital Ltd., Class A	406,729	3,920,868
Patria Investments Ltd., Class A	158,665	1,716,755
Paymentus Holdings, Inc., Class A *	144,939	4,942,420
Payoneer Global, Inc. *	639,985	4,588,692
Paysafe Ltd. *	59,977	484,614
Paysign, Inc. *	107,632	964,383
PennyMac Financial Services, Inc.	72,947	5,500,933
PennyMac Mortgage Investment Trust	215,817	2,035,154
Perella Weinberg Partners, Class A	170,755	3,013,826
Piper Sandler Cos.	171,470	12,997,426
PJT Partners, Inc., Class A	59,828	10,069,651
PRA Group, Inc. *	93,120	1,617,494
Priority Technology Holdings, Inc. *	83,988	545,922
PROG Holdings, Inc.	96,273	4,237,937
Radian Group, Inc.	332,385	12,959,691
Ready Capital Corp.	347,986	497,620
Redwood Trust, Inc.	306,595	1,401,139
Regional Management Corp.	20,974	676,831
Remitly Global, Inc. *	462,068	10,521,288
Repay Holdings Corp., Class A *	160,171	640,684
Ridgepost Capital, Inc., Class A	147,410	1,270,674
Security National Financial Corp., Class A *	40,831	382,580
Seven Hills Realty Trust	53,229	401,347
Sezzle, Inc. *	39,802	6,159,360
Silvercrest Asset Management Group, Inc., Class A	15,353	157,829
StepStone Group, Inc., Class A	188,346	8,260,856
StoneCo Ltd., Class A	564,037	6,415,921
StoneX Group, Inc. *	265,363	20,318,845
TPG Mortgage Investment Trust, Inc.	72,792	507,360
SECURITY	NUMBER OF SHARES	VALUE ($)
TPG RE Finance Trust, Inc.	172,816	1,377,344
Two Harbors Investment Corp.	258,617	3,126,680
Upstart Holdings, Inc. *	207,834	5,702,965
Value Line, Inc.	1,716	58,670
Velocity Financial, Inc. *	30,444	533,988
Victory Capital Holdings, Inc., Class A	104,720	10,370,422
Virtus Investment Partners, Inc.	15,598	2,485,541
Walker & Dunlop, Inc.	82,380	4,093,462
Waterstone Financial, Inc.	36,980	758,830
Wealthfront Corp. *	88,701	841,772
Webull Corp. *	816,740	5,766,184
Westwood Holdings Group, Inc.	18,194	348,779
WisdomTree, Inc.	331,253	6,416,371
World Acceptance Corp. *	6,039	1,085,873
		474,836,597

Food, Beverage & Tobacco 0.8%
Alico, Inc.	14,284	539,364
B&G Foods, Inc. (a)	192,931	681,046
Boston Beer Co., Inc., Class A *	18,812	3,446,358
BRC, Inc., Class A *	204,216	210,342
Cal-Maine Foods, Inc.	106,062	9,310,122
Del Monte Corp.	80,882	2,403,004
Dole PLC	189,649	2,681,637
Flowers Foods, Inc.	461,034	3,236,459
Forafric Global PLC *	14,401	154,235
J&J Snack Foods Corp.	37,047	2,834,096
John B Sanfilippo & Son, Inc.	19,859	1,643,531
Lifeway Foods, Inc. *	13,889	413,614
Limoneira Co.	41,841	542,678
Mama's Creations, Inc. *	91,671	1,689,497
Marzetti Co.	48,580	5,191,745
MGP Ingredients, Inc.	36,025	637,643
Mission Produce, Inc. *	137,989	1,740,041
National Beverage Corp.	59,261	1,875,018
Once Upon a Farm PBC *	31,576	479,008
Seneca Foods Corp., Class A *	11,055	1,829,492
Simply Good Foods Co. *	203,463	2,071,253
Turning Point Brands, Inc.	46,151	3,443,326
Universal Corp.	61,114	3,220,097
Utz Brands, Inc.	179,491	2,534,413
Vita Coco Co., Inc. *	119,354	7,870,203
Vital Farms, Inc. *	88,681	1,128,909
Westrock Coffee Co. *(a)	91,145	740,097
		62,547,228

Health Care Equipment & Services 6.2%
Acadia Healthcare Co., Inc. *	225,637	6,683,368
Accendra Health, Inc. *	177,295	547,842
Acme United Corp.	8,570	487,290
AdaptHealth Corp., Class A *	250,314	2,703,391
Addus HomeCare Corp. *	45,280	5,228,934
agilon health, Inc. *	30,129	2,760,118
AirSculpt Technologies, Inc. *(a)	25,809	124,141
Alignment Healthcare, Inc. *	494,878	7,348,938
Alphatec Holdings, Inc. *	300,269	2,858,561
AMN Healthcare Services, Inc. *	95,263	3,203,695
AngioDynamics, Inc. *	90,400	1,337,016
Anteris Technologies Global Corp. *	198,519	1,556,389
Ardent Health, Inc. *	57,326	611,668
Artivion, Inc. *	110,535	2,965,654
Astrana Health, Inc. *	110,296	3,922,126
AtriCure, Inc. *	121,353	4,582,289
Aveanna Healthcare Holdings, Inc. *	189,370	1,778,184
Axogen, Inc. *	128,162	5,409,718
Beta Bionics, Inc. *	99,037	1,270,645
Bioventus, Inc., Class A *	116,493	1,534,213

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BrightSpring Health Services, Inc. *	396,398	23,668,925
Brookdale Senior Living, Inc. *	581,211	8,485,681
Butterfly Network, Inc. *	511,344	3,635,656
CapsoVision, Inc. *(a)	85,030	559,497
Carlsmed, Inc. *	20,399	256,823
Castle Biosciences, Inc. *	72,750	2,037,000
Ceribell, Inc. *	66,958	1,184,487
Certara, Inc. *	282,529	2,288,485
Cerus Corp. *	483,566	1,039,667
Claritev Corp. *	24,199	549,559
ClearPoint Neuro, Inc. *	68,597	1,024,839
Clover Health Investments Corp., Class A *	1,021,380	4,259,155
Community Health Systems, Inc. *	316,176	882,131
Concentra Group Holdings Parent, Inc.	286,440	9,065,826
CONMED Corp.	75,056	3,475,093
CorVel Corp. *	71,862	4,316,032
CVRx, Inc. *	35,398	183,185
Delcath Systems, Inc. *	70,457	860,985
Dentsply Sirona, Inc.	496,066	6,632,402
Electromed, Inc. *	15,756	641,742
Embecta Corp.	146,414	532,947
Enovis Corp. *	141,491	4,124,463
Establishment Labs Holdings, Inc. *	65,812	6,090,242
Evolent Health, Inc., Class A *	278,541	860,692
Fulgent Genetics, Inc. *	48,007	794,516
GeneDx Holdings Corp. *	48,408	3,151,845
Glaukos Corp. *	140,084	23,354,804
Guardian Pharmacy Services, Inc., Class A *	43,884	1,734,735
Haemonetics Corp. *	114,753	9,815,972
HealthEquity, Inc. *	206,104	20,736,123
HealthStream, Inc.	58,092	1,628,900
HeartFlow, Inc. *	195,834	4,940,892
Hims & Hers Health, Inc. *	525,151	14,583,443
Hinge Health, Inc., Class A *	101,213	7,561,623
Hyperfine, Inc. *	190,235	178,022
ICU Medical, Inc. *	60,012	10,112,622
InfuSystem Holdings, Inc. *	46,887	428,547
Innovage Holding Corp. *	53,371	606,295
Inogen, Inc. *	57,562	371,275
Inspire Medical Systems, Inc. *	70,511	3,540,357
Integer Holdings Corp. *	83,334	10,100,914
Integra LifeSciences Holdings Corp. *	166,342	2,769,594
iRadimed Corp.	20,651	1,876,350
IRhythm Holdings, Inc. *	80,448	9,426,092
Kestra Medical Technologies Ltd. *	64,954	1,482,900
KORU Medical Systems, Inc. *	113,897	468,117
Lantheus Holdings, Inc. *	158,683	15,811,174
LeMaitre Vascular, Inc.	53,101	5,380,193
LifeMD, Inc. *	93,096	325,836
LifeStance Health Group, Inc. *	465,100	4,874,248
LivaNova PLC *	136,527	10,941,274
Lucid Diagnostics, Inc. *	362,863	316,271
Lumexa Imaging Holdings, Inc. *	46,300	481,983
Merit Medical Systems, Inc. *	145,328	12,354,333
MiniMed Group, Inc. *	70,015	1,263,771
National HealthCare Corp.	31,504	7,120,849
Neogen Corp. *	538,530	6,483,901
NeoGenomics, Inc. *	319,692	4,888,091
NeuroPace, Inc. *	64,471	831,031
Novocure Ltd. *	259,837	3,855,981
NRC Health	28,092	548,075
Nutex Health, Inc. *	12,257	1,807,050
Omada Health, Inc. *	86,428	1,714,732
OmniAb, Inc. *	266,067	526,813
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	110,405	3,905,025
SECURITY	NUMBER OF SHARES	VALUE ($)
Oncology Institute, Inc. *	185,962	903,775
OPKO Health, Inc. *	984,017	1,298,902
Option Care Health, Inc. *	386,827	8,908,626
OraSure Technologies, Inc. *	154,509	625,761
Orchestra BioMed Holdings, Inc. *	97,254	387,071
Orthofix Medical, Inc. *	98,582	1,163,268
OrthoPediatrics Corp. *	42,883	865,808
PACS Group, Inc. *	113,049	5,201,384
Pediatrix Medical Group, Inc. *	202,326	5,363,662
Pennant Group, Inc. *	82,485	3,325,795
Phreesia, Inc. *	121,160	1,300,047
Privia Health Group, Inc. *	293,867	6,955,832
Procept Biorobotics Corp. *	136,513	2,541,872
Pro-Dex, Inc. *	5,165	302,514
Progyny, Inc. *	166,380	5,179,409
Pulse Biosciences, Inc. *(a)	45,094	1,584,152
QuidelOrtho Corp. *	166,276	2,788,449
RadNet, Inc. *	173,772	11,083,178
RxSight, Inc. *	93,601	562,542
Sanara Medtech, Inc. *	8,345	282,562
SBC Medical Group Holdings, Inc. *	46,855	143,376
Schrodinger, Inc. *	139,637	2,114,104
Senseonics Holdings, Inc. *	96,032	483,041
Shoulder Innovations, Inc. *	25,582	581,735
SI-BONE, Inc. *	106,897	1,898,491
Sight Sciences, Inc. *	92,208	485,014
Simulations Plus, Inc. *	41,783	761,704
Sonida Senior Living, Inc. *	69,670	2,811,881
STAAR Surgical Co. *	82,756	2,015,936
Stereotaxis, Inc. *	164,422	207,172
Strata Critical Medical, Inc. *	167,714	841,924
Strive, Inc., Class A *	154,509	1,716,595
Surgery Partners, Inc. *	194,389	2,993,591
Tactile Systems Technology, Inc. *	55,572	1,565,463
Talkspace, Inc. *	349,040	1,821,989
Tandem Diabetes Care, Inc. *	169,004	3,295,578
Teladoc Health, Inc. *	442,468	2,968,960
TransMedics Group, Inc. *	83,444	6,384,300
U.S. Physical Therapy, Inc.	36,929	2,919,607
UFP Technologies, Inc. *	18,533	4,721,838
Utah Medical Products, Inc.	7,671	540,959
Varex Imaging Corp. *	102,829	1,150,657
Viemed Healthcare, Inc. *	83,102	969,800
Waystar Holding Corp. *	271,904	5,739,893
		466,422,480

Household & Personal Products 0.6%
BellRing Brands, Inc. *	288,385	3,573,090
Central Garden & Pet Co. *	20,044	862,894
Central Garden & Pet Co., Class A *	121,976	4,624,110
Coty, Inc., Class A *	881,210	2,423,328
Edgewell Personal Care Co.	114,976	3,126,197
Energizer Holdings, Inc.	151,332	3,173,432
Herbalife Ltd. *	249,385	3,097,362
Honest Co., Inc. *	233,549	852,454
Interparfums, Inc.	45,128	5,620,692
Nature's Sunshine Products, Inc. *	35,802	721,410
Niagen Bioscience, Inc. *	141,013	479,444
Nu Skin Enterprises, Inc., Class A	119,531	620,366
Oddity Tech Ltd., Class A *(a)	98,038	1,390,179
Oil-Dri Corp. of America	24,304	2,411,200
Spectrum Brands Holdings, Inc.	55,362	4,914,485
USANA Health Sciences, Inc. *	27,140	600,065
WD-40 Co.	33,220	7,545,591
		46,036,299

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.2%
Abacus Global Management, Inc.	68,437	705,585
Accelerant Holdings, Class A *	148,370	1,762,636
American Coastal Insurance Corp., Class C	61,998	658,419
American Integrity Insurance Group, Inc.	28,630	580,903
AMERISAFE, Inc.	45,923	1,333,604
Ategrity Specialty Holdings LLC *	22,688	544,966
Baldwin Insurance Group, Inc., Class A *	238,197	6,607,585
Bowhead Specialty Holdings, Inc. *	44,574	1,363,519
Citizens, Inc. *	106,647	504,440
CNO Financial Group, Inc.	228,108	12,566,470
Crawford & Co., Class A	39,485	430,781
Donegal Group, Inc., Class A	41,983	828,744
Employers Holdings, Inc.	45,160	2,282,838
Exzeo Group, Inc. *	19,743	306,411
F&G Annuities & Life, Inc.	86,340	2,466,734
Genworth Financial, Inc., Class A *	937,603	9,216,637
Goosehead Insurance, Inc., Class A *	56,649	3,512,238
Greenlight Capital Re Ltd., Class A *	64,203	1,068,980
Hamilton Insurance Group Ltd., Class B	112,787	4,055,821
HCI Group, Inc.	27,282	4,774,623
Heritage Insurance Holdings, Inc. *	60,035	1,763,228
Hippo Holdings, Inc. *	46,385	1,458,808
Horace Mann Educators Corp.	99,099	5,164,049
Investors Title Co.	3,550	1,026,979
James River Group Holdings, Inc.	91,098	409,030
Kemper Corp.	145,205	4,120,918
Kingstone Cos., Inc.	28,328	565,710
Kingsway Corp. *	53,713	478,583
Lemonade, Inc. *	174,375	8,424,056
MBIA, Inc. *	113,173	579,446
Mercury General Corp.	66,322	7,104,413
Neptune Insurance Holdings, Inc., Class A *	92,518	2,933,746
NI Holdings, Inc. *	16,317	247,203
Octave Specialty Group, Inc. *	100,675	543,645
Oscar Health, Inc., Class A *	585,404	18,276,313
Palomar Holdings, Inc. *	64,415	8,618,083
Pelagos Insurance Capital Ltd.	106,828	2,701,680
Root, Inc., Class A *	31,330	1,696,519
Safety Insurance Group, Inc.	35,835	3,704,981
Selective Insurance Group, Inc.	148,111	14,039,442
SiriusPoint Ltd. *	258,206	6,106,572
Skyward Specialty Insurance Group, Inc. *	101,973	6,113,281
Slide Insurance Holdings, Inc. *	160,853	3,212,234
Stewart Information Services Corp.	74,522	5,036,942
Tiptree, Inc.	57,665	1,024,707
Trupanion, Inc. *	82,664	2,024,441
United Fire Group, Inc.	52,734	2,708,418
Universal Insurance Holdings, Inc.	61,763	2,699,661
		168,355,022

Materials 4.1%
AdvanSix, Inc.	65,319	1,310,299
Alpha Metallurgical Resources, Inc. *	25,918	3,554,913
Alto Ingredients, Inc. *	178,125	847,875
American Battery Technology Co. *	314,386	657,067
Ampco-Pittsburgh Corp. *	39,373	316,559
Ardagh Metal Packaging SA	344,063	1,627,418
Ashland, Inc.	112,640	8,178,790
ASP Isotopes, Inc. *(a)	277,199	1,108,796
Aspen Aerogels, Inc. *	166,006	768,608
Avient Corp.	226,890	8,240,645
Balchem Corp.	79,757	13,363,684
Cabot Corp.	126,914	11,170,970
SECURITY	NUMBER OF SHARES	VALUE ($)
Caledonia Mining Corp. PLC	40,962	753,291
Century Aluminum Co. *	170,188	7,619,317
Chemours Co.	373,001	6,195,547
Clearwater Paper Corp. *	38,932	818,740
Commercial Metals Co.	274,029	18,831,273
Compass Minerals International, Inc. *	78,114	2,291,865
Constellium SE, Class A *	329,084	9,141,953
Contango Silver & Gold, Inc. *	64,161	988,079
Core Molding Technologies, Inc. *	20,576	484,771
Critical Metals Corp. *(a)	165,191	906,899
Dakota Gold Corp. *	285,136	1,294,517
Ecovyst, Inc. *	266,657	3,215,883
Elemental Royalty Corp.	87,617	1,372,958
Ferroglobe PLC	296,181	941,856
Flotek Industries, Inc. *	35,395	833,198
FMC Corp.	307,587	3,294,257
Friedman Industries, Inc.	16,735	556,439
Greif, Inc., Class A	73,907	6,396,651
Hawkins, Inc.	47,826	6,123,163
HB Fuller Co.	135,641	7,500,947
Huntsman Corp.	409,423	3,995,968
Hycroft Mining Holding Corp., Class A *	132,657	2,590,791
Idaho Strategic Resources, Inc. *	37,352	1,048,471
Ingevity Corp. *	86,540	6,326,939
Innospec, Inc.	61,215	5,263,266
Intrepid Potash, Inc. *	27,147	921,912
Ivanhoe Electric, Inc. *	295,340	2,702,361
Kaiser Aluminum Corp.	40,036	6,392,948
Knife River Corp. *	141,192	10,331,019
Koppers Holdings, Inc.	44,384	2,175,704
Kronos Worldwide, Inc.	52,774	317,699
Lifezone Metals Ltd. *	95,734	324,538
LSB Industries, Inc. *	145,844	1,586,783
Magnera Corp. *	81,862	1,084,671
Materion Corp.	50,907	10,733,232
Mativ Holdings, Inc.	133,649	1,166,756
McEwen, Inc. *	127,265	2,200,412
Metallus, Inc. *	88,525	1,781,123
Minerals Technologies, Inc.	76,400	5,824,736
Myers Industries, Inc.	92,006	3,142,925
NioCorp Developments Ltd. *	348,764	1,483,991
Novagold Resources, Inc. *	847,433	4,940,534
O-I Glass, Inc. *	378,398	2,705,546
Orion SA	136,920	924,210
Perimeter Solutions, Inc. *	369,455	11,309,018
Perpetua Resources Corp. *	208,034	3,829,906
PureCycle Technologies, Inc. *(a)	355,182	2,262,509
Quaker Chemical Corp.	33,879	5,438,257
Ramaco Resources, Inc., Class A *	115,962	1,063,372
Ranpak Holdings Corp., Class A *	118,871	608,620
Rayonier Advanced Materials, Inc. *	153,010	1,369,439
REalloys, Inc. *(a)	140,334	1,232,133
Ryerson Holding Corp.	110,268	3,064,348
Sensient Technologies Corp.	104,823	12,963,460
Silver Bow Mining Corp. *	12,970	84,175
Smith-Midland Corp. *	6,926	187,937
SSR Mining, Inc. *	536,527	13,745,822
Stepan Co.	53,467	3,429,373
SunCoke Energy, Inc.	209,703	1,778,281
Sylvamo Corp.	82,590	3,089,692
Titan America SA *	60,070	929,884
Tredegar Corp. *	64,020	485,912
TriMas Corp.	66,750	2,665,327
Trinseo PLC *(b)(c)	85,028	42
Tronox Holdings PLC	289,342	1,689,757
U.S. Antimony Corp. *	326,283	1,654,255
U.S. Gold Corp. *	35,238	457,389
U.S. Goldmining, Inc. *(a)	5,806	44,358
U.S. Lime & Minerals, Inc.	26,813	2,957,474

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
USA Rare Earth, Inc. *	471,026	7,041,839
Valhi, Inc.	6,832	91,822
Vista Gold Corp. *	352,717	606,673
Vox Royalty Corp.	151,505	659,047
Warrior Met Coal, Inc.	129,252	10,263,901
Worthington Steel, Inc.	81,169	2,922,896
		308,600,681

Media & Entertainment 1.8%
Advantage Solutions, Inc. *	10,577	415,042
AMC Entertainment Holdings, Inc., Class A *	1,509,523	4,256,855
AMC Global Media, Inc., Class A *	77,228	864,954
Angi, Inc. *	71,891	407,622
Atlanta Braves Holdings, Inc., Class C *	138,469	7,038,379
Boston Omaha Corp., Class A *	53,800	762,884
Bumble, Inc., Class A *	246,684	703,049
Cable One, Inc. *	12,639	505,434
Cargurus, Inc. *	183,005	6,632,101
Cars.com, Inc. *	110,775	1,312,684
Cinemark Holdings, Inc.	258,451	9,456,722
Clear Channel Outdoor Holdings, Inc. *	951,205	2,301,916
CuriosityStream, Inc.	104,541	255,080
DoubleVerify Holdings, Inc. *	342,752	3,855,960
Entravision Communications Corp., Class A	155,835	1,748,469
EverQuote, Inc., Class A *	68,514	1,727,923
EW Scripps Co., Class A *	141,507	397,635
fuboTV, Inc., Class A *(a)	69,537	615,402
Gray Media, Inc.	216,124	873,141
Grindr, Inc. *	63,963	1,109,118
Ibotta, Inc., Class A *	24,140	579,360
iHeartMedia, Inc., Class A *	300,416	1,078,493
IMAX Corp. *	111,794	5,348,225
John Wiley & Sons, Inc., Class A	96,159	5,019,500
Lee Enterprises, Inc. *	16,173	125,017
Lionsgate Studios Corp. *	483,833	6,425,302
Madison Square Garden Entertainment Corp., Class A *	96,949	7,490,280
Magnite, Inc. *	350,747	6,769,417
Marcus Corp.	55,126	1,604,167
MediaAlpha, Inc., Class A *	74,911	927,398
MNTN, Inc., Class A *	113,063	1,042,441
National CineMedia, Inc.	165,420	663,334
Newsmax, Inc. *(a)	116,953	901,708
Nextdoor Holdings, Inc. *	567,905	1,260,749
Nexxen International Ltd. *	72,855	748,949
Optimum Communications, Inc., Class A *	642,982	490,081
Playtika Holding Corp.	134,096	535,043
PubMatic, Inc., Class A *	94,371	1,189,075
QuinStreet, Inc. *	134,301	2,081,666
Reservoir Media, Inc. *	47,960	491,110
RUM Group, Inc. *(a)	274,636	1,603,874
Scholastic Corp.	37,200	1,512,180
Shutterstock, Inc.	60,557	327,008
Sinclair, Inc.	102,993	1,415,124
Sphere Entertainment Co. *	67,464	9,664,218
Stagwell, Inc., Class A *	253,325	2,140,596
Starz Entertainment Corp. *	29,445	766,159
Stubhub Holdings, Inc., Class A *	542,313	4,577,122
Taboola.com Ltd. *	309,788	1,552,038
TechTarget, Inc. *	71,625	321,596
TripAdvisor, Inc. *	277,597	3,932,162
Trump Media & Technology Group Corp. *	394,538	3,890,145
USA TODAY Co., Inc. *	333,315	2,896,507
SECURITY	NUMBER OF SHARES	VALUE ($)
Webtoon Entertainment, Inc. *(a)	51,746	471,924
WeShop Holdings Ltd., Class A *	7,623	37,276
Yelp, Inc., Class A *	130,181	3,440,684
Ziff Davis, Inc. *	84,379	4,478,837
ZipRecruiter, Inc., Class A *	165,143	650,663
ZoomInfo Technologies, Inc., Class A *	596,104	1,967,143
		135,656,941

Pharmaceuticals, Biotechnology & Life Sciences 13.6%
10X Genomics, Inc., Class A *	289,678	13,693,079
4D Molecular Therapeutics, Inc. *	111,444	1,134,500
Abeona Therapeutics, Inc. *	105,082	674,626
Absci Corp. *	336,107	2,614,912
ACADIA Pharmaceuticals, Inc. *	313,111	8,100,182
Achieve Life Sciences, Inc. *(a)	189,138	1,214,266
Aclaris Therapeutics, Inc. *	287,952	1,497,350
Acumen Pharmaceuticals, Inc. *	115,088	247,439
Adaptive Biotechnologies Corp. *	374,267	8,447,206
ADC Therapeutics SA *	258,687	271,621
ADMA Biologics, Inc. *	561,983	4,754,376
Agenus, Inc. *(a)	96,310	722,325
Agios Pharmaceuticals, Inc. *	143,708	4,314,114
Akebia Therapeutics, Inc. *	631,828	834,013
Aktis Oncology, Inc. *	51,557	1,137,863
Alamar Biosciences, Inc. *(a)	32,368	820,852
Alector, Inc. *	239,291	361,329
Alkermes PLC *	407,314	19,954,313
Allogene Therapeutics, Inc. *	645,365	1,213,286
Alpha Teknova, Inc. *	30,642	153,210
Altimmune, Inc. *	483,547	1,373,273
Alto Neuroscience, Inc. *	63,570	1,720,840
Alumis, Inc. *	191,905	5,421,316
ALX Oncology Holdings, Inc. *	260,212	504,811
Amneal Pharmaceuticals, Inc. *	414,058	7,585,543
Amphastar Pharmaceuticals, Inc. *	78,622	1,567,723
Amylyx Pharmaceuticals, Inc. *	223,339	4,536,015
AN2 Therapeutics, Inc. *(a)	64,220	343,577
AnaptysBio, Inc. *	47,930	2,557,545
Anavex Life Sciences Corp. *	224,867	618,384
ANI Pharmaceuticals, Inc. *	49,926	3,956,136
Anika Therapeutics, Inc. *	27,027	521,081
Annexon, Inc. *	376,048	1,915,965
Apogee Therapeutics, Inc. *	109,553	14,689,962
Aquestive Therapeutics, Inc. *(a)	262,509	969,971
Arbutus Biopharma Corp. *	388,788	1,687,340
Arcturus Therapeutics Holdings, Inc. *	61,652	355,116
Arcus Biosciences, Inc. *	217,251	6,124,306
Arcutis Biotherapeutics, Inc. *	277,337	7,449,272
Ardelyx, Inc. *	593,717	2,938,899
Armata Pharmaceuticals, Inc. *	28,857	131,011
ArriVent Biopharma, Inc. *	92,066	2,745,408
ARS Pharmaceuticals, Inc. *(a)	149,813	768,541
Artiva Biotherapeutics, Inc. *	11,515	116,302
Arvinas, Inc. *	144,608	1,161,202
Assembly Biosciences, Inc. *	23,781	597,141
AtaiBeckley, Inc. *	778,131	5,586,981
Atea Pharmaceuticals, Inc. *	172,263	809,636
Atrium Therapeutics, Inc. *	35,118	398,589
Aura Biosciences, Inc. *	109,878	770,245
Aurinia Pharmaceuticals, Inc. *	288,413	4,291,585
Avalo Therapeutics, Inc. *	101,356	1,849,747
Avalyn Pharma, Inc. *	41,641	1,198,844
Azenta, Inc. *	102,227	2,875,646
Beam Therapeutics, Inc. *	240,798	6,145,165
Benitec Biopharma, Inc. *	51,745	605,934
Bicara Therapeutics, Inc. *	106,981	2,899,185
BioAge Labs, Inc. *	85,389	771,917
BioCryst Pharmaceuticals, Inc. *	565,590	5,078,998

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Biohaven Ltd. *	324,857	4,385,569
BioLife Solutions, Inc. *	103,842	3,248,178
Black Diamond Therapeutics, Inc. *	113,822	192,359
Bright Minds Biosciences, Inc. *	18,032	1,321,024
C4 Therapeutics, Inc. *	246,397	857,462
Cabaletta Bio, Inc. *	274,359	735,282
CAMP4 Therapeutics Corp. *(a)	76,660	264,477
Candel Therapeutics, Inc. *	153,792	1,539,458
Canton Strategic Holdings, Inc. *(a)	113,571	219,192
Capricor Therapeutics, Inc. *	130,634	502,941
CareDx, Inc. *	124,595	5,446,047
Caribou Biosciences, Inc. *	223,613	326,475
Cartesian Therapeutics, Inc. *	32,118	250,520
Celcuity, Inc. *	93,244	8,054,417
Celldex Therapeutics, Inc. *	189,866	7,226,300
Century Therapeutics, Inc. *(a)	299,452	604,893
CG oncology, Inc. *	179,343	12,767,428
Climb Bio, Inc. *	85,579	1,018,390
Codexis, Inc. *	196,089	274,525
Cogent Biosciences, Inc. *	405,008	15,766,961
Coherus Oncology, Inc. *	318,186	448,642
Collegium Pharmaceutical, Inc. *	79,606	2,817,256
Compass Therapeutics, Inc. *	322,390	615,765
Connect Biopharma Holdings Ltd. *	36,760	74,255
Context Therapeutics, Inc. *	227,850	136,573
Contineum Therapeutics, Inc., Class A *	65,166	1,009,421
Corbus Pharmaceuticals Holdings, Inc. *	39,702	356,127
CorMedix, Inc. *(a)	181,355	1,365,603
Corvus Pharmaceuticals, Inc. *	164,040	2,175,170
Crescent Biopharma, Inc. *	52,768	763,553
Crinetics Pharmaceuticals, Inc. *	251,861	21,035,431
CRISPR Therapeutics AG *	226,438	10,866,760
CryoPort, Inc. *	120,372	1,816,413
Cullinan Therapeutics, Inc. *	146,560	2,418,240
Cytek Biosciences, Inc. *	295,805	1,248,297
Cytokinetics, Inc. *	321,227	24,776,239
CytomX Therapeutics, Inc. *	431,588	1,337,923
Damora Therapeutics, Inc. *	129,635	3,758,119
Definium Therapeutics, Inc. *	316,210	13,761,459
Denali Therapeutics, Inc. *	357,236	8,223,573
Design Therapeutics, Inc. *	74,808	911,161
DiaMedica Therapeutics, Inc. *	88,387	560,374
Dianthus Therapeutics, Inc. *	115,015	12,297,404
Disc Medicine, Inc. *	68,584	5,280,968
Dyne Therapeutics, Inc. *	368,593	9,281,172
Edgewise Therapeutics, Inc. *	173,697	6,675,176
Editas Medicine, Inc. *	243,722	628,803
Eikon Therapeutics, Inc. *	52,895	487,163
Eledon Pharmaceuticals, Inc. *	187,417	633,469
Elicio Operating Co., Inc. *	31,706	88,777
Emergent BioSolutions, Inc. *	126,946	916,550
Enanta Pharmaceuticals, Inc. *	69,022	869,677
Enliven Therapeutics, Inc. *	104,034	5,702,104
Entrada Therapeutics, Inc. *	71,947	488,520
Erasca, Inc. *	536,087	9,729,979
Eton Pharmaceuticals, Inc. *	64,689	3,002,863
Evolus, Inc. *	144,427	843,454
Evommune, Inc. *(a)	30,830	346,838
EyePoint, Inc. *	187,669	2,298,945
Fennec Pharmaceuticals, Inc. *	70,504	674,723
First Tracks Biotherapeutics, Inc. *	56,774	2,500,327
Foghorn Therapeutics, Inc. *	87,961	398,463
Forte Biosciences, Inc. *	47,041	3,603,341
Fortrea Holdings, Inc. *	235,259	4,509,915
Fulcrum Therapeutics, Inc. *	141,906	508,023
Galectin Therapeutics, Inc. *	116,397	345,699
Generate Biomedicines, Inc. *(a)	59,231	829,234
Geron Corp. *	1,360,078	1,754,501
Ginkgo Bioworks Holdings, Inc. *	115,965	938,157
SECURITY	NUMBER OF SHARES	VALUE ($)
GRAIL, Inc. *	100,326	6,878,351
Greenwich Lifesciences, Inc. *(a)	16,211	218,849
Gyre Therapeutics, Inc. *(a)	44,877	258,043
Harmony Biosciences Holdings, Inc. *	110,003	3,876,506
Harrow, Inc. *	78,316	3,036,311
Heron Therapeutics, Inc. *	413,595	205,226
Hyperliquid Strategies, Inc. *	305,316	1,896,012
Ideaya Biosciences, Inc. *	203,225	7,214,487
Immix Biopharma, Inc. *	99,794	830,286
Immuneering Corp., Class A *(a)	130,557	539,200
ImmunityBio, Inc. *(a)	937,327	6,720,635
Immunome, Inc. *	255,992	5,826,378
Immunovant, Inc. *	206,747	7,984,569
Indivior Pharmaceuticals, Inc. *	291,569	11,665,676
Inhibikase Therapeutics, Inc. *	294,004	640,929
Inhibrx Biosciences, Inc. *	23,112	1,896,340
Innoviva, Inc. *	184,064	3,859,822
Intellia Therapeutics, Inc. *	328,287	3,506,105
Invivyd, Inc. *	538,493	288,094
Iovance Biotherapeutics, Inc. *	961,999	3,915,336
Ironwood Pharmaceuticals, Inc., Class A *	398,128	1,684,081
Jade Biosciences, Inc. *	79,164	1,563,489
Janux Therapeutics, Inc. *	105,130	1,594,822
Kailera Therapeutics, Inc. *	111,358	1,886,405
Karyopharm Therapeutics, Inc. *	48,520	93,158
Keros Therapeutics, Inc. *	45,234	455,506
Kiniksa Pharmaceuticals International PLC *	102,949	7,653,229
Kodiak Sciences, Inc. *	95,627	3,976,171
Korro Bio, Inc. *	26,870	278,642
Krystal Biotech, Inc. *	63,477	21,653,274
Kura Oncology, Inc. *	206,022	1,856,258
Kymera Therapeutics, Inc. *	152,115	15,728,691
Kyverna Therapeutics, Inc. *	102,479	748,097
Larimar Therapeutics, Inc. *	162,130	619,337
LB Pharmaceuticals, Inc. *	54,176	2,171,374
LENZ Therapeutics, Inc. *(a)	50,765	269,055
Lexeo Therapeutics, Inc. *	172,609	712,875
Lexicon Pharmaceuticals, Inc. *	604,413	1,396,194
Lifecore Biomedical, Inc. *	69,097	305,409
Ligand Pharmaceuticals, Inc. *	48,811	14,035,115
Lineage Cell Therapeutics, Inc. *	447,526	483,328
Liquidia Corp. *	171,434	14,419,314
Lyell Immunopharma, Inc. *	22,930	296,714
MacroGenics, Inc. *	152,584	563,035
MannKind Corp. *	748,185	2,925,403
MapLight Therapeutics, Inc. *	25,379	330,435
Maravai LifeSciences Holdings, Inc., Class A *	273,334	1,795,804
Maze Therapeutics, Inc. *	85,504	2,301,768
MBX Biosciences, Inc. *	75,383	4,970,001
MediWound Ltd. *	24,270	342,692
MeiraGTx Holdings PLC *	145,375	1,713,971
Mesa Laboratories, Inc.	12,958	1,306,296
MiMedx Group, Inc. *	293,325	1,211,432
Mineralys Therapeutics, Inc. *	139,404	3,557,590
Minerva Neurosciences, Inc. *	82,625	328,848
Mirum Pharmaceuticals, Inc. *	115,317	12,217,836
Monopar Therapeutics, Inc. *	10,953	1,186,758
Monte Rosa Therapeutics, Inc. *	179,847	2,971,072
Myriad Genetics, Inc. *	223,795	640,054
Nautilus Biotechnology, Inc. *	121,119	118,333
Nektar Therapeutics *	83,706	5,915,503
Neumora Therapeutics, Inc. *	250,075	402,621
Neurogene, Inc. *	27,503	904,574
Nkarta, Inc. *	108,444	226,648
Novavax, Inc. *	368,827	2,699,814
Nurix Therapeutics, Inc. *	232,853	5,404,518

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nuvation Bio, Inc. *	612,237	3,875,460
Nuvectis Pharma, Inc. *	41,533	893,790
Ocugen, Inc. *(a)	830,799	1,021,883
Ocular Therapeutix, Inc. *	500,059	4,085,482
Olema Pharmaceuticals, Inc. *	190,285	2,178,763
Omeros Corp., Class B *(a)	175,180	2,074,131
OnKure Therapeutics, Inc., Class A *	63,640	243,105
Opus Genetics, Inc. *	130,041	482,452
Oramed Pharmaceuticals, Inc.	83,634	340,390
Organogenesis Holdings, Inc., Class A *	167,822	397,738
ORIC Pharmaceuticals, Inc. *	181,113	2,004,921
Oruka Therapeutics, Inc. *	122,470	11,819,580
Ovid therapeutics, Inc. *	372,024	825,893
Pacific Biosciences of California, Inc. *	685,461	959,645
Pacira BioSciences, Inc. *	96,586	2,550,836
Palisade Bio, Inc. *	358,983	680,273
Palvella Therapeutics, Inc. *	26,644	3,704,582
Perrigo Co. PLC	342,439	3,462,058
Personalis, Inc. *	163,997	2,076,202
Perspective Therapeutics, Inc. *	251,300	731,283
Phathom Pharmaceuticals, Inc. *	119,413	1,044,864
Phibro Animal Health Corp., Class A	50,894	1,848,979
Praxis Precision Medicines, Inc. *	61,048	18,792,406
Precigen, Inc. *	468,854	2,939,715
Precision BioSciences, Inc. *	58,327	407,706
Prelude Therapeutics, Inc. *	67,622	311,061
Prestige Consumer Healthcare, Inc. *	116,601	5,855,702
Prime Medicine, Inc. *	239,900	700,508
ProKidney Corp. *(a)	185,838	286,191
Protagonist Therapeutics, Inc. *	149,482	20,425,220
Protalix BioTherapeutics, Inc. *	180,314	427,344
Protara Therapeutics, Inc. *	122,956	481,988
Prothena Corp. PLC *	108,546	881,394
PTC Therapeutics, Inc. *	201,432	13,699,390
Puma Biotechnology, Inc. *	107,770	854,616
Quanterix Corp. *	104,414	363,361
Rapport Therapeutics, Inc. *	74,395	3,048,707
Recursion Pharmaceuticals, Inc., Class A *	1,243,899	3,731,697
REGENXBIO, Inc. *	116,373	1,127,654
Relay Therapeutics, Inc. *	392,508	7,390,926
Relmada Therapeutics, Inc. *	229,629	1,219,330
Replimune Group, Inc. *	192,561	2,156,683
Rezolute, Inc. *	190,465	898,995
Rhythm Pharmaceuticals, Inc. *	134,136	13,312,998
Rigel Pharmaceuticals, Inc. *	44,651	1,643,603
Rocket Pharmaceuticals, Inc. *	220,321	685,198
SAB Biotherapeutics, Inc. *	105,682	377,285
Sagimet Biosciences, Inc., Class A *	142,839	1,015,585
Sana Biotechnology, Inc. *	446,761	1,398,362
Sarepta Therapeutics, Inc. *	252,824	3,756,965
Savara, Inc. *	371,057	2,025,971
Scholar Rock Holding Corp. *	271,790	12,854,308
SELLAS Life Sciences Group, Inc. *(a)	458,889	4,593,479
Septerna, Inc. *	53,751	1,851,722
Shattuck Labs, Inc. *	149,008	1,053,487
SIGA Technologies, Inc.	103,669	338,998
Sionna Therapeutics, Inc. *	44,674	2,105,486
Solid Biosciences, Inc. *	191,271	1,541,644
Spruce Biosciences, Inc. *	6,797	291,116
SpyGlass Pharma, Inc. *	26,863	605,223
Spyre Therapeutics, Inc. *	180,878	17,785,734
Stoke Therapeutics, Inc. *	133,769	3,860,573
Supernus Pharmaceuticals, Inc. *	136,410	6,087,978
Surrozen, Inc. *	18,022	400,269
Sutro Biopharma, Inc. *	38,737	936,273
Syndax Pharmaceuticals, Inc. *	216,690	4,127,944
Tango Therapeutics, Inc. *	341,271	9,275,746
Tarsus Pharmaceuticals, Inc. *	101,711	6,005,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Taysha Gene Therapies, Inc. *	582,403	3,412,882
Tectonic Therapeutic, Inc. *	25,625	718,269
Tenax Therapeutics, Inc. *	61,174	838,084
TG Therapeutics, Inc. *	353,592	18,397,392
Theravance Biopharma, Inc. *	98,162	1,655,011
Third Harmonic Bio, Inc. *(b)	63,409	0
Tonix Pharmaceuticals Holding Corp. *(a)	36,301	363,373
Travere Therapeutics, Inc. *	217,314	12,145,679
Trevi Therapeutics, Inc. *	260,247	4,749,508
TriSalus Life Sciences, Inc. *	116,669	529,677
Twist Bioscience Corp. *	150,971	13,821,395
Tyra Biosciences, Inc. *	89,345	2,848,319
Ultragenyx Pharmaceutical, Inc. *	234,817	5,849,291
Unicycive Therapeutics, Inc. *	54,842	274,758
Upstream Bio, Inc. *	84,939	535,965
UroGen Pharma Ltd. *	103,478	3,956,999
Vanda Pharmaceuticals, Inc. *	130,911	667,646
Vaxcyte, Inc. *	320,018	17,306,573
Vera Therapeutics, Inc., Class A *	155,315	4,985,611
Veracyte, Inc. *	197,010	9,125,503
VeraDermics, Inc. *(a)	52,873	5,551,665
Verastem, Inc. *	194,439	1,127,746
Vericel Corp. *	125,265	5,757,179
Vir Biotechnology, Inc. *	298,641	2,586,231
Viridian Therapeutics, Inc. *	219,390	4,150,859
Vor BioPharma, Inc. *	99,180	2,097,657
Voyager Therapeutics, Inc. *	128,451	389,207
WaVe Life Sciences Ltd. *	334,562	1,843,437
Whitehawk Therapeutics, Inc. *	78,832	303,503
X4 Pharmaceuticals, Inc. *	196,530	782,189
Xencor, Inc. *	169,235	3,420,239
Xenon Pharmaceuticals, Inc. *	238,451	14,943,724
Xeris Biopharma Holdings, Inc. *	414,571	3,349,734
Z Squared, Inc. *(a)	103,522	497,941
Zenas Biopharma, Inc. *	69,038	2,170,555
Zentalis Pharmaceuticals, Inc. *	121,689	576,806
Zevra Therapeutics, Inc. *	143,065	1,360,548
Zura Bio Ltd. *	143,306	778,152
Zymeworks, Inc. *	114,401	2,509,958
		1,025,698,343

Real Estate Management & Development 0.7%
AGNT, Inc.	230,618	934,003
American Realty Investors, Inc. *	3,539	53,864
Compass, Inc., Class A *	1,746,604	19,893,820
Comstock Holding Cos., Inc. *	8,679	122,374
Cushman & Wakefield Ltd. *	579,228	7,773,240
Douglas Elliman, Inc. *	183,906	310,801
Forestar Group, Inc. *	48,118	1,354,522
FRP Holdings, Inc. *	28,825	643,374
Marcus & Millichap, Inc.	55,499	1,706,594
Maui Land & Pineapple Co., Inc. *	14,499	251,413
Newmark Group, Inc., Class A	384,989	5,772,910
Opendoor Technologies, Inc. *	2,282,716	8,605,839
RE/MAX Holdings, Inc., Class A *	45,564	412,810
Real Brokerage, Inc. *	377,036	603,258
RMR Group, Inc., Class A	38,487	732,792
Seaport Entertainment Group, Inc. *	18,463	484,284
St. Joe Co.	94,638	5,890,269
Tejon Ranch Co. *	52,623	890,907
Transcontinental Realty Investors, Inc. *	2,503	102,097
		56,539,171

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	130,691	10,255,323
Aehr Test Systems *	74,585	5,965,308

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aeluma, Inc. *	30,687	497,129
Alpha & Omega Semiconductor Ltd. *	60,083	1,907,034
Ambarella, Inc. *	103,513	8,902,118
Ambiq Micro, Inc. *	45,080	2,866,637
Amtech Systems, Inc. *	28,468	436,699
Atomera, Inc. *(a)	93,284	481,345
Axcelis Technologies, Inc. *	76,038	9,913,834
AXT, Inc. *	151,496	9,154,903
Blaize Holdings, Inc. *(a)	192,236	151,924
Canadian Solar, Inc. *	118,974	1,794,128
CEVA, Inc. *	67,405	2,200,773
Cohu, Inc. *	113,446	5,444,274
Diodes, Inc. *	111,513	9,179,750
Everspin Technologies, Inc. *	47,377	688,388
GSI Technology, Inc. *	77,202	433,103
Ichor Holdings Ltd. *	85,124	6,407,284
Impinj, Inc. *	71,182	10,774,108
indie Semiconductor, Inc., Class A *(a)	521,125	1,683,234
inTEST Corp. *	28,338	349,974
Kopin Corp. *	426,064	1,499,745
Kulicke & Soffa Industries, Inc.	126,199	11,256,951
MaxLinear, Inc. *	210,694	14,078,573
Navitas Semiconductor Corp., Class A *	447,672	4,861,718
NVE Corp.	11,991	1,394,194
PDF Solutions, Inc. *	80,034	3,688,767
Penguin Solutions, Inc. *	122,036	6,422,755
Photronics, Inc. *	141,344	4,281,310
Power Integrations, Inc.	135,866	8,248,425
QuickLogic Corp. *	40,165	526,563
Rigetti Computing, Inc. *	814,483	12,176,521
Silicon Laboratories, Inc. *	80,588	17,527,890
SkyWater Technology, Inc. *(b)	90,760	2,976,352
Synaptics, Inc. *	94,651	10,157,945
T1 Energy, Inc. *	435,464	1,815,885
Toyo Co. Ltd. *(a)	19,715	101,532
Ultra Clean Holdings, Inc. *	109,015	9,082,040
Veeco Instruments, Inc. *	145,908	7,295,400
Wolfspeed, Inc. *(a)	69,271	1,636,181
		208,516,017

Software & Services 6.4%
8x8, Inc. *	338,486	643,123
A10 Networks, Inc.	175,996	5,204,202
ACI Worldwide, Inc. *	249,925	14,328,200
Adeia, Inc.	270,534	7,209,731
Agilysys, Inc. *	63,919	6,721,722
Alarm.com Holdings, Inc. *	116,358	6,370,600
Alkami Technology, Inc. *	165,656	3,009,970
Amplitude, Inc., Class A *	232,504	2,064,636
Appian Corp., Class A *	96,607	2,604,525
Arteris, Inc. *	85,034	2,540,816
Asana, Inc., Class A *	236,752	1,969,777
AvePoint, Inc. *	411,160	5,357,415
Backblaze, Inc., Class A *	142,483	1,954,867
BigBear.ai Holdings, Inc. *(a)	1,183,714	3,302,562
Bit Digital, Inc. *	811,399	1,062,933
Bitdeer Technologies Group, Class A *	315,438	3,318,408
Blackbaud, Inc. *	88,245	3,776,886
BlackLine, Inc. *	120,997	3,799,306
Blend Labs, Inc., Class A *	460,845	820,304
Box, Inc., Class A *	333,545	10,523,345
Brand Engagement Network, Inc. *	10,903	127,674
Braze, Inc., Class A *	232,470	5,793,152
C3.ai, Inc., Class A *	334,082	3,066,873
Cerence, Inc. *	108,164	921,557
Cipher Digital, Inc. *	825,761	18,430,985
Cleanspark, Inc. *	613,653	8,443,865
Clear Secure, Inc., Class A	231,742	12,801,428
SECURITY	NUMBER OF SHARES	VALUE ($)
Commerce.com, Inc. *	185,235	579,786
Commvault Systems, Inc. *	108,888	12,827,006
Consensus Cloud Solutions, Inc. *	43,837	1,595,667
Core Scientific, Inc. *	763,255	15,814,644
Crexendo, Inc. *	43,130	296,734
CS Disco, Inc. *	69,147	269,673
Daily Journal Corp. *	3,275	1,922,752
Digimarc Corp. *	32,582	213,738
Digital Turbine, Inc. *	274,282	2,210,713
Domo, Inc., Class B *	91,129	336,266
Duos Technologies Group, Inc. *	64,249	553,184
D-Wave Quantum, Inc. *(a)	898,039	16,236,545
DXC Technology Co. *	418,177	4,700,309
eGain Corp. *	41,286	281,571
EverCommerce, Inc. *(a)	35,216	434,565
Everforth, Inc. *	99,141	2,819,570
Fastly, Inc., Class A *	372,088	8,431,514
Five9, Inc. *	186,170	5,121,537
Freshworks, Inc., Class A *	522,270	5,930,376
Globant SA *	104,344	3,818,990
Grid Dynamics Holdings, Inc. *	161,711	1,114,189
Hackett Group, Inc.	55,035	589,975
Hut 8 Corp. *	250,990	27,014,054
I3 Verticals, Inc., Class A *	53,606	1,128,942
Information Services Group, Inc.	85,910	357,386
Intapp, Inc. *	136,717	4,469,279
Intellicheck, Inc. *	44,940	162,233
InterDigital, Inc.	63,482	19,350,901
JFrog Ltd. *	265,203	21,160,547
Kaltura, Inc. *	223,828	306,644
Keel Infrastructure Corp. *	1,436,640	5,703,461
Life360, Inc. *	45,735	2,471,977
LiveRamp Holdings, Inc. *	152,213	5,764,306
MARA Holdings, Inc. *	941,968	10,663,078
Mitek Systems, Inc. *	109,564	1,829,719
N-able, Inc. *	177,386	830,166
nCino, Inc. *	261,157	4,820,958
NCR Voyix Corp. *	343,944	2,844,417
NextNav, Inc. *	246,141	3,226,908
OneSpan, Inc.	90,142	1,395,398
Ooma, Inc. *	62,599	1,361,528
PagerDuty, Inc. *	198,039	2,095,253
PAR Technology Corp. *	102,087	1,730,375
Porch Group, Inc. *	236,168	3,412,628
Progress Software Corp. *	102,718	4,169,324
Q2 Holdings, Inc. *	154,404	9,398,571
Qualys, Inc. *	88,497	12,809,941
Rackspace Technology, Inc. *(a)	227,744	940,583
Rapid7, Inc. *	161,016	1,553,804
Red Violet, Inc. *	27,688	1,920,993
ReposiTrak, Inc.	32,151	271,354
Rimini Street, Inc. *	121,079	582,390
Riot Platforms, Inc. *	867,600	17,499,492
Roadzen, Inc. *	111,864	128,644
ServiceTitan, Inc., Class A *	149,142	12,387,735
SharonAI Holdings, Inc. *(a)	10,526	507,879
Silvaco Group, Inc. *	29,349	228,335
Soluna Holdings, Inc. *(a)	255,611	311,845
SoundHound AI, Inc., Class A *(a)	971,402	5,954,694
Sprinklr, Inc., Class A *	267,544	1,701,580
Sprout Social, Inc., Class A *	132,984	1,141,003
SPS Commerce, Inc. *	90,657	6,653,317
Telos Corp. *	136,347	605,381
Tenable Holdings, Inc. *	279,314	9,116,809
Teradata Corp. *	232,105	7,192,934
Thryv Holdings, Inc. *	83,100	336,555
TSS, Inc. *	59,587	591,103
Tucows, Inc., Class A *	17,474	269,799
Unisys Corp. *	155,446	446,130

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Varonis Systems, Inc., Class B *	277,116	11,070,784
Veritone, Inc. *(a)	205,511	224,007
Vertex, Inc., Class A *	176,948	2,284,399
Via Transportation, Inc., Class A *	127,917	2,601,832
Viant Technology, Inc., Class A *	41,555	489,102
Weave Communications, Inc. *	158,894	1,039,167
Whitefiber, Inc. *(a)	27,586	653,788
Workiva, Inc., Class A *	126,406	7,559,079
Xperi, Inc. *	111,776	861,793
Yext, Inc. *	209,796	1,145,486
ZenaTech, Inc. *(a)	107,431	137,512
Zeta Global Holdings Corp., Class A *	552,237	11,928,319
		481,083,787

Technology Hardware & Equipment 3.9%
908 Devices, Inc. *	71,808	575,182
ADTRAN Holdings, Inc. *	187,091	1,592,144
Aeva Technologies, Inc. *	68,955	1,209,471
Arlo Technologies, Inc. *	263,712	3,881,841
Aviat Networks, Inc. *	29,424	602,604
Badger Meter, Inc.	72,363	9,721,969
Bel Fuse, Inc., Class B	33,189	9,026,412
Belden, Inc.	95,695	11,870,965
Benchmark Electronics, Inc.	87,399	6,971,818
BK Technologies Corp. *	7,411	592,880
Calix, Inc. *	144,102	5,173,262
Clearfield, Inc. *	27,918	844,799
Climb Global Solutions, Inc.	40,289	1,080,148
Corsair Gaming, Inc. *	115,933	1,230,049
CPI Card Group, Inc. *	19,287	406,377
Crane NXT Co.	122,217	6,349,173
CTS Corp.	69,502	4,456,468
Daktronics, Inc. *	96,784	1,913,420
Diebold Nixdorf, Inc. *	55,335	4,072,103
Digi International, Inc. *	91,356	6,369,340
Eastman Kodak Co. *	157,920	1,326,528
ePlus, Inc.	64,392	5,950,465
Evolv Technologies Holdings, Inc. *	399,245	2,207,825
Extreme Networks, Inc. *	316,125	9,528,007
Forward Industries, Inc. *	149,292	601,647
Frequency Electronics, Inc. *	16,531	958,302
GPGI, Inc., Class A	439,865	5,806,218
Harmonic, Inc. *	269,235	3,109,664
Immersion Corp.	66,338	501,515
Infleqtion, Inc. *(a)	285,778	2,809,198
Inseego Corp. *	26,697	187,680
Insight Enterprises, Inc. *	69,830	9,003,182
Itron, Inc. *	108,443	10,807,429
Kimball Electronics, Inc. *	58,603	1,449,252
Knowles Corp. *	209,078	7,650,164
KVH Industries, Inc. *	30,420	281,689
Lantronix, Inc. *	86,803	467,000
LightPath Technologies, Inc., Class A *	135,695	1,407,157
Lightwave Logic, Inc. *	390,963	2,525,621
Methode Electronics, Inc.	85,367	1,194,284
Mirion Technologies, Inc., Class A *	588,372	8,813,813
M-Tron Industries, Inc. *	10,164	837,310
Napco Security Technologies, Inc.	84,560	3,135,485
NETGEAR, Inc. *	64,556	1,559,673
NetScout Systems, Inc. *	173,411	7,052,625
nLight, Inc. *	135,433	9,317,790
Novanta, Inc. *	87,994	12,543,545
Ondas, Inc. *(a)	1,183,390	8,863,591
One Stop Systems, Inc. *	55,360	677,053
OSI Systems, Inc. *	38,862	8,603,658
Ouster, Inc. *	152,213	5,937,829
PC Connection, Inc.	26,675	2,233,231
Plexus Corp. *	65,842	16,548,728
SECURITY	NUMBER OF SHARES	VALUE ($)
Powerfleet, Inc. NJ *	311,827	1,222,362
Quantum Computing, Inc. *(a)	501,337	4,060,830
RF Industries Ltd. *	20,399	251,316
Ribbon Communications, Inc. *	227,701	487,280
Richardson Electronics Ltd.	29,886	546,615
Rogers Corp. *	43,950	5,426,507
ScanSource, Inc. *	52,791	2,989,026
SmartRent, Inc. *	416,249	420,411
Syntec Optics Holdings, Inc. *	17,257	112,688
Turtle Beach Corp. *	37,376	457,856
Unusual Machines, Inc. *	110,991	2,348,570
Viasat, Inc. *	308,579	23,738,982
Vishay Intertechnology, Inc.	336,339	11,509,521
Vishay Precision Group, Inc. *	29,655	2,729,743
Vistance Networks, Inc. *	540,613	6,346,797
Vuzix Corp. *(a)	162,008	377,479
Xerox Holdings Corp.	299,566	883,720
		295,747,286

Telecommunication Services 0.6%
Anterix, Inc. *	27,916	2,596,746
ATN International, Inc.	25,042	596,250
Bandwidth, Inc., Class A *	71,662	2,804,851
Cogent Communications Holdings, Inc.	119,992	1,619,892
Gogo, Inc. *	195,606	817,633
IDT Corp., Class B	40,390	2,660,085
Liberty Capital Corp., Class C *	90,089	2,087,362
Liberty Latin America Ltd., Class C *	391,927	3,162,851
Lumen Technologies, Inc. *	2,364,184	15,083,494
Shenandoah Telecommunications Co.	122,421	1,467,828
Spok Holdings, Inc.	53,028	578,005
Telephone & Data Systems, Inc.	243,036	8,161,149
Uniti Group, Inc.	413,755	4,021,699
		45,657,845

Transportation 1.2%
Allegiant Travel Co. *	59,326	5,818,694
ArcBest Corp.	54,237	7,829,111
Costamare Bulkers Holdings Ltd. *	21,464	419,836
Costamare, Inc.	109,768	1,710,185
Covenant Logistics Group, Inc., Class A	37,600	1,335,552
flyExclusive, Inc. *	32,539	37,745
Forward Air Corp. *	56,351	791,732
Frontier Group Holdings, Inc. *	144,731	976,934
FTAI Infrastructure, Inc.	267,555	997,980
Genco Shipping & Trading Ltd.	79,059	2,019,167
Heartland Express, Inc.	94,457	1,155,209
Hertz Global Holdings, Inc. *(a)	312,904	495,953
Himalaya Shipping Ltd. *	72,141	1,133,335
Hub Group, Inc., Class A	146,490	6,816,180
JetBlue Airways Corp. *	828,676	4,996,916
Joby Aviation, Inc. *	1,644,085	11,755,208
Marten Transport Ltd.	144,251	2,133,472
Matson, Inc.	74,086	15,009,083
PAMT Corp. *	14,120	227,544
Pangaea Logistics Solutions Ltd.	87,202	663,607
Proficient Auto Logistics, Inc. *	60,113	411,173
Radiant Logistics, Inc. *	88,669	730,633
Republic Airways Holdings, Inc. *	34,559	713,643
RXO, Inc. *	406,463	8,230,876
Safe Bulkers, Inc.	134,768	1,052,538
Sky Harbour Group Corp. *	55,012	588,628
SkyWest, Inc. *	97,380	10,416,739
Universal Logistics Holdings, Inc.	17,482	233,909

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	147,316	5,512,565
Wheels Up Experience, Inc. *(a)	13,527	77,780
		94,291,927

Utilities 2.8%
American States Water Co.	97,042	8,310,677
Avista Corp.	203,452	8,229,633
Black Hills Corp.	189,110	13,466,523
Brookfield Infrastructure Corp., Class A	306,981	12,985,296
Cadiz, Inc. *	139,797	417,993
California Water Service Group	147,919	7,412,221
Chesapeake Utilities Corp.	59,003	7,834,418
Consolidated Water Co. Ltd.	37,645	1,099,234
Genie Energy Ltd., Class B	51,911	722,082
Global Water Resources, Inc.	35,532	254,409
H2O America	86,042	5,276,956
Hallador Energy Co. *	85,763	1,219,550
Hawaiian Electric Industries, Inc. *	403,464	5,212,755
MGE Energy, Inc.	91,518	7,278,427
Middlesex Water Co.	45,042	2,580,907
Montauk Renewables, Inc. *	170,693	291,885
New Jersey Resources Corp.	250,294	14,489,520
Northwest Natural Holding Co.	103,829	5,079,315
Northwestern Energy Group, Inc.	151,914	10,442,568
ONE Gas, Inc.	154,760	12,017,114
Ormat Technologies, Inc.	152,687	14,899,197
Otter Tail Corp.	94,760	8,378,679
Portland General Electric Co.	287,430	14,178,922
Pure Cycle Corp. *	48,583	510,607
RGC Resources, Inc.	20,614	441,140
Southwest Gas Holdings, Inc.	179,495	16,046,853
Spire, Inc.	144,122	11,509,583
TXNM Energy, Inc.	253,276	14,669,746
Unitil Corp.	43,977	2,372,119
York Water Co.	40,214	1,245,428
		208,873,757
Total Common Stocks (Cost $5,213,568,609)		7,533,060,789

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	613,119
SECURITY	NUMBER OF SHARES	VALUE ($)
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	0
		669,954
Total Rights (Cost $44,006)		669,954

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	95,724,200	95,724,200
Total Short-Term Investments (Cost $95,724,200)		95,724,200
Total Investments in Securities (Cost $5,309,336,815)		7,629,454,943

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	190	27,911,000	(108,672)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $90,859,960.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended July 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at July 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$—	$—	($317,654 )	($4,141,394 )	$3,538,812	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. *	335,862	81,662	(72,880)	(87,657)	224,248	—	—	—

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	$—	$189,283	($234,373 )	($62,198 )	$113,666	$—	—	$70,089

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust (a)	830,198	1,575,673	(174,869)	(205,703)	265,580	2,290,879	285,290	29,853

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. *	—	18,891	(136,210)	(4,182,068)	4,040,815	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	—	78,925	(95,728)	(378,995)	196,399	—	—	—

Household & Personal Products 0.0%
Medifast, Inc. *	335,899	68,334	(362,534)	(455,678)	413,979	—	—	—
Nu Skin Enterprises, Inc., Class A	—	121,676	(184,386)	(621,174)	301	—	—	20,836
						—

Materials 0.0%
Trinseo PLC *,(a),(b)	—	—	—	—	(124,099)	42	85,028	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	—	133,168	(144,075)	(91,238)	362,571	—	—	—
EW Scripps Co., Class A *	367,081	108,250	(165,611)	(155,308)	243,223	—	—	—
Gray Media, Inc.	—	113,167	(162,381)	59,011	(142,125)	—	—	48,787
						—
Total	$1,869,040	$2,489,029	($2,050,701 )	($10,322,402 )	$9,133,370	$2,290,921		$169,565

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Fair valued using significant unobservable inputs.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,689,230,988	$—	$—	$4,689,230,988
Banks	834,585,806	—	6,474	834,592,280
Health Care Equipment & Services	466,422,480	—	0 *	466,422,480
Materials	308,600,639	—	42	308,600,681
Pharmaceuticals, Biotechnology & Life Sciences	1,025,698,343	—	0 *	1,025,698,343
Semiconductors & Semiconductor Equipment	205,539,665	—	2,976,352	208,516,017
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	669,954 *	669,954
Short-Term Investments [1]	95,724,200	—	—	95,724,200

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts [2]	($108,672 )	$—	$—	($108,672 )
Total	$7,625,693,449	$—	$3,652,822	$7,629,346,271

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	49,001	1,030,981
Aptiv PLC *	130,356	7,361,203
Autoliv, Inc.	41,028	5,053,419
BorgWarner, Inc.	125,486	7,998,478
Cooper-Standard Holdings, Inc. *	15,055	443,671
Dana, Inc.	63,598	1,712,694
Dauch Corp. *	145,151	820,103
Dorman Products, Inc. *	16,514	2,199,004
Ford Motor Co.	2,364,058	34,704,371
Fox Factory Holding Corp. *	27,704	498,672
Garrett Motion, Inc.	78,233	2,436,958
General Motors Co.	545,353	48,460,067
Gentex Corp.	130,760	3,054,553
Gentherm, Inc. *	20,348	825,722
Goodyear Tire & Rubber Co. *	169,097	1,175,224
Harley-Davidson, Inc.	65,303	1,602,536
Holley, Inc. *	27,094	72,341
Kodiak AI, Inc. *(a)	97,391	423,651
LCI Industries	14,275	1,461,189
Lear Corp.	30,312	3,959,960
Lucid Group, Inc. *(a)	85,994	634,636
Mobileye Global, Inc., Class A *	105,118	834,637
Motorcar Parts of America, Inc. *	10,000	134,000
Patrick Industries, Inc.	19,246	1,588,757
Phinia, Inc.	23,352	1,718,474
QuantumScape Corp., Class A *	309,251	1,614,290
Rivian Automotive, Inc., Class A *	579,822	8,824,891
Solid Power, Inc. *	140,183	288,777
Standard Motor Products, Inc.	12,698	485,444
Stoneridge, Inc. *	25,000	172,750
Strattec Security Corp. *	3,842	337,673
Tesla, Inc. *	1,708,300	531,640,043
Thor Industries, Inc.	33,312	2,497,401
Versigent PLC *	42,256	1,747,286
Visteon Corp.	16,513	1,726,269
Winnebago Industries, Inc.	17,781	538,409
XPEL, Inc. *	16,516	732,815
		680,811,349

Banks 3.9%
1st Source Corp.	11,594	1,040,446
ACNB Corp.	5,076	327,300
Affinity Bancshares, Inc. *	3,146	72,358
Amalgamated Financial Corp.	11,518	568,759
Amerant Bancorp, Inc.	28,955	857,068
Ameris Bancorp	40,274	3,512,296
Ames National Corp.	4,056	124,073
Arrow Financial Corp.	6,961	277,326
Associated Banc-Corp.	97,712	3,017,347
Atlantic Union Bankshares Corp.	91,167	3,868,216
Auburn National BanCorp, Inc.	800	20,952
Avidbank Holdings, Inc. *	3,500	114,135
Avidia Bancorp, Inc.	16,000	356,800
Axos Financial, Inc. *	35,841	3,634,636
Banc of California, Inc.	83,000	1,589,450
BancFirst Corp.	12,804	1,444,547
SECURITY	NUMBER OF SHARES	VALUE ($)
Bancorp, Inc. *	26,071	1,748,582
Bank First Corp.	5,865	895,820
Bank of America Corp.	3,956,929	245,131,752
Bank of Hawaii Corp.	25,737	2,056,386
Bank of Marin Bancorp	17,631	514,120
Bank of the James Financial Group, Inc.	2,744	74,198
Bank OZK	61,585	3,159,310
Bank7 Corp.	2,054	103,275
BankUnited, Inc.	45,500	2,122,575
Bankwell Financial Group, Inc.	4,876	332,299
Banner Corp.	21,262	1,497,057
Bar Harbor Bankshares	10,903	432,958
BayCom Corp.	4,901	147,912
BCB Bancorp, Inc.	7,033	70,260
Beacon Financial Corp.	47,821	1,506,840
Blue Ridge Bankshares, Inc.	40,597	142,495
BOK Financial Corp.	12,920	1,825,467
Bridgewater Bancshares, Inc. *	8,542	174,940
Broadway Financial Corp. *	2,507	25,346
Burke & Herbert Financial Services Corp.	10,328	756,526
Business First Bancshares, Inc.	21,152	673,057
BV Financial, Inc. *	5,000	102,700
Byline Bancorp, Inc.	21,660	850,588
C&F Financial Corp.	2,200	181,698
California BanCorp	8,995	191,593
Camden National Corp.	10,027	580,463
Capital Bancorp, Inc.	5,770	215,394
Capital City Bank Group, Inc.	8,558	443,903
Capitol Federal Financial, Inc.	63,473	561,101
Carter Bankshares, Inc.	10,087	348,808
Catalyst Bancorp, Inc. *	1,959	33,499
Cathay General Bancorp	40,213	2,541,059
CB Financial Services, Inc.	2,090	76,557
Central BanCo, Inc.	21,000	688,800
Central Pacific Financial Corp.	16,311	642,653
CF Bankshares, Inc.	2,505	89,078
Chemung Financial Corp.	1,306	106,426
ChoiceOne Financial Services, Inc.	7,247	246,615
Citigroup, Inc.	1,035,042	137,091,313
Citizens & Northern Corp.	10,947	277,944
Citizens Community Bancorp, Inc.	8,309	182,798
Citizens Financial Group, Inc.	256,388	18,370,200
Citizens Financial Services, Inc.	2,033	157,598
City Holding Co.	9,009	1,307,296
Civista Bancshares, Inc.	9,755	283,480
CNB Financial Corp.	21,576	757,318
Coastal Financial Corp. *	8,813	361,245
CoastalSouth Bancshares, Inc.	4,000	109,080
Colony Bankcorp, Inc.	13,200	289,344
Columbia Banking System, Inc.	176,994	5,534,602
Columbia Financial, Inc. *	58,466	632,017
Commerce Bancshares, Inc.	81,002	4,800,989
Commercial Bancgroup, Inc.	5,901	202,050
Community Bancorp/VT	4,000	161,800
Community Financial System, Inc.	30,925	2,004,249
Community Trust Bancorp, Inc.	9,370	735,076
Community West Bancshares	9,746	243,942
ConnectOne Bancorp, Inc.	28,115	926,108
Cullen/Frost Bankers, Inc.	37,761	6,281,165

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Customers Bancorp, Inc. *	18,677	1,469,506
CVB Financial Corp.	100,973	2,258,766
Dime Commercial Bancshares, Inc.	25,092	1,022,750
Eagle Bancorp Montana, Inc.	2,563	60,051
Eagle Bancorp, Inc.	21,490	596,347
Eagle Financial Services, Inc.	2,313	93,792
East West Bancorp, Inc.	83,004	10,873,524
Eastern Bankshares, Inc.	133,178	3,057,767
ECB Bancorp, Inc. *	4,412	90,667
Enterprise Financial Services Corp.	22,321	1,480,106
Equity Bancshares, Inc., Class A	9,351	473,909
Esquire Financial Holdings, Inc.	3,256	420,740
Farmers & Merchants Bancorp, Inc.	6,004	200,293
Farmers National Banc Corp.	33,808	536,195
FB Bancorp, Inc. *	10,000	154,550
FB Financial Corp.	24,568	1,483,416
Fidelity D&D Bancorp, Inc.	1,779	93,575
Fifth Third Bancorp	547,147	30,913,805
Financial Institutions, Inc.	9,261	383,961
Finward Bancorp	1,806	80,295
Finwise Bancorp *	4,562	62,773
First BanCorp	95,407	2,760,125
First Bancorp, Inc.	3,588	125,939
First Bancorp/Southern Pines NC	25,438	1,599,287
First Bank	9,056	167,808
First Busey Corp.	53,565	1,653,016
First Business Financial Services, Inc.	4,713	330,900
First Capital, Inc.	1,074	67,963
First Citizens BancShares, Inc., Class A	5,626	12,302,093
First Commonwealth Financial Corp.	60,638	1,305,536
First Community Bankshares, Inc.	11,451	546,442
First Community Corp.	7,020	239,803
First Financial Bancorp	62,267	2,106,493
First Financial Bankshares, Inc.	81,518	2,864,543
First Financial Corp.	6,587	530,583
First Hawaiian, Inc.	73,476	2,041,898
First Horizon Corp.	294,445	7,549,570
First Internet Bancorp	9,435	277,955
First Interstate BancSystem, Inc., Class A	51,968	1,975,823
First Merchants Corp.	38,387	1,656,015
First Mid Bancshares, Inc.	13,730	715,196
First National Corp.	2,648	84,074
First Northern Community Bancorp *	16,041	295,154
First Northwest Bancorp *	3,416	39,147
First Seacoast Bancorp, Inc. *	3,389	57,511
First U.S. Bancshares, Inc.	4,841	79,876
First United Corp.	2,849	125,755
First Western Financial, Inc. *	2,786	86,784
Firstsun Capital Bancorp *	18,078	699,257
Five Star Bancorp	9,216	434,903
Flagstar Bank NA	178,180	2,533,720
FNB Corp.	223,092	4,216,439
Franklin Financial Services Corp.	1,992	125,815
FS Bancorp, Inc.	3,171	136,068
Fulton Financial Corp.	115,770	2,816,684
FVCBankcorp, Inc.	8,954	166,455
GBank Financial Holdings, Inc. *	5,604	116,675
German American Bancorp, Inc.	24,197	1,231,143
Glacier Bancorp, Inc.	77,070	3,798,780
Great Southern Bancorp, Inc.	4,013	322,284
Greene County Bancorp, Inc.	3,212	107,474
Hancock Whitney Corp.	49,925	3,844,225
Hanmi Financial Corp.	18,022	574,541
Hanover Bancorp, Inc.	2,522	66,190
Hawthorn Bancshares, Inc.	2,065	80,514
HBT Financial, Inc.	12,774	457,820
Heritage Financial Corp.	24,137	717,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Hilltop Holdings, Inc.	23,698	934,649
Hingham Institution For Savings	1,361	388,130
Home Bancorp, Inc.	3,387	241,629
Home BancShares, Inc.	109,706	3,408,565
HomeTrust Bancshares, Inc.	6,363	325,722
Hope Bancorp, Inc.	85,500	1,197,855
Horizon Bancorp, Inc.	33,053	675,934
Hoyne Bancorp, Inc. *	7,000	113,820
Huntington Bancshares, Inc.	1,224,549	20,866,315
Independent Bank Corp.	12,944	494,461
Independent Bank Corp.	29,226	2,450,016
International Bancshares Corp.	32,521	2,489,157
Investar Holding Corp.	7,833	235,930
Isabella Bank Corp.	3,500	138,985
John Marshall Bancorp, Inc.	8,443	195,878
JPMorgan Chase & Co.	1,625,488	571,830,424
Kearny Financial Corp.	30,246	290,059
KeyCorp	565,305	12,770,240
Lakeland Financial Corp.	16,287	1,020,381
Landmark Bancorp, Inc.	2,287	71,675
LCNB Corp.	9,732	192,791
Live Oak Bancshares, Inc.	21,962	939,974
M&T Bank Corp.	88,842	21,880,896
Magyar Bancorp, Inc.	9,051	172,422
MainStreet Bancshares, Inc.	3,000	69,180
Mechanics Bancorp, Class A	27,221	457,041
Mercantile Bank Corp.	10,502	630,960
Meridian Corp.	3,846	75,535
Metrocity Bankshares, Inc.	12,678	448,548
Metropolitan Bank Holding Corp.	7,144	660,677
Mid Penn Bancorp, Inc.	13,835	530,434
Midland States Bancorp, Inc.	16,549	557,205
MVB Financial Corp.	4,605	141,143
National Bank Holdings Corp., Class A	25,679	1,109,076
National Bankshares, Inc.	4,506	182,944
NB Bancorp, Inc.	19,402	446,440
NBT Bancorp, Inc.	33,197	1,747,822
Nicolet Bankshares, Inc.	11,771	2,011,899
Northeast Bank	4,701	583,723
Northeast Community Bancorp, Inc.	5,675	151,522
Northpointe Bancshares, Inc.	5,000	87,500
Northrim BanCorp, Inc.	10,384	275,280
Northwest Bancshares, Inc.	81,439	1,281,850
Norwood Financial Corp.	7,060	239,969
NSTS Bancorp, Inc. *	1,610	22,202
Oak Valley Bancorp	3,707	125,556
OceanFirst Financial Corp.	50,156	968,512
OFG Bancorp	25,482	1,346,979
Ohio Valley Banc Corp.	1,400	58,884
Old National Bancorp	212,173	5,652,289
Old Second Bancorp, Inc.	31,972	808,572
OP Bancorp	5,203	81,167
Orange County Bancorp, Inc.	6,824	261,018
Origin Bancorp, Inc.	18,627	1,019,456
Orrstown Financial Services, Inc.	12,410	530,279
Park National Corp.	10,292	2,142,280
Parke Bancorp, Inc.	4,518	154,290
Pathward Financial, Inc.	13,923	1,228,566
PCB Bancorp	4,081	113,737
Peapack-Gladstone Financial Corp.	10,157	467,019
Peoples Bancorp of North Carolina, Inc.	1,896	81,528
Peoples Bancorp, Inc.	22,771	948,640
Peoples Financial Services Corp.	3,954	278,203
Pinnacle Financial Partners, Inc.	92,013	9,682,528
Pioneer Bancorp, Inc. *	2,717	46,787
Plumas Bancorp	2,267	138,990
PNC Financial Services Group, Inc.	243,252	60,781,377

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ponce Financial Group, Inc. *	10,983	221,637
Popular, Inc.	39,246	6,876,292
Preferred Bank	7,196	751,550
Primis Financial Corp.	10,278	164,654
Princeton Bancorp, Inc.	6,590	271,772
Prosperity Bancshares, Inc.	70,545	5,281,704
Provident Financial Holdings, Inc.	3,562	63,261
Provident Financial Services, Inc.	80,277	1,981,236
QCR Holdings, Inc.	10,327	1,063,165
RBB Bancorp	6,055	159,670
Red River Bancshares, Inc.	1,974	198,486
Regions Financial Corp.	516,087	15,972,893
Renasant Corp.	56,553	2,464,014
Republic Bancorp, Inc., Class A	4,781	475,901
Richmond Mutual BanCorp, Inc.	4,348	68,046
Riverview Bancorp, Inc.	6,215	32,940
S&T Bancorp, Inc.	19,385	1,010,928
SB Financial Group, Inc.	3,301	86,750
Seacoast Banking Corp. of Florida	59,866	2,079,745
ServisFirst Bancshares, Inc.	30,278	2,709,881
Shore Bancshares, Inc.	23,946	586,677
Sierra Bancorp	5,854	238,609
Simmons First National Corp., Class A	95,466	2,252,043
SmartFinancial, Inc.	9,197	481,923
Sound Financial Bancorp, Inc.	1,096	51,764
South Plains Financial, Inc.	10,924	489,832
Southern First Bancshares, Inc. *	5,167	322,421
Southern Missouri Bancorp, Inc.	5,845	452,461
Southside Bancshares, Inc.	17,464	567,755
Southstate Bank Corp.	60,861	6,395,882
SR Bancorp, Inc.	3,800	74,290
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	17,213	1,464,826
Texas Capital Bancshares, Inc.	26,971	2,666,083
TFS Financial Corp.	26,645	490,534
Third Coast Bancshares, Inc. *	6,287	275,622
Timberland Bancorp, Inc.	3,571	160,088
Tompkins Financial Corp.	8,504	849,039
Towne Bank	51,213	1,941,485
TriCo Bancshares	20,078	1,155,288
Triumph Financial, Inc. *	12,774	969,930
Truist Financial Corp.	754,161	39,095,706
TrustCo Bank Corp.	10,728	611,281
Trustmark Corp.	35,327	1,676,266
U.S. Bancorp	941,352	59,314,590
UMB Financial Corp.	43,558	6,347,707
Union Bankshares, Inc.	2,125	48,939
United Bancorp, Inc.	3,371	51,408
United Bankshares, Inc.	84,102	4,074,742
United Community Banks, Inc.	73,263	2,596,441
Unity Bancorp, Inc.	2,383	140,335
Univest Financial Corp.	19,154	847,373
USCB Financial Holdings, Inc.	5,422	119,121
Valley National Bancorp	299,442	4,279,026
Virginia National Bankshares Corp.	2,256	103,314
WaFd, Inc.	47,546	1,748,266
Washington Trust Bancorp, Inc.	9,175	357,641
Webster Financial Corp.	98,073	7,573,197
Wells Fargo & Co.	1,852,982	160,190,294
WesBanco, Inc.	57,283	2,370,371
West BanCorp, Inc.	6,294	176,547
Westamerica BanCorp	12,784	768,958
Western Alliance Bancorp	63,802	5,135,423
Western New England Bancorp, Inc.	10,349	133,813
Wintrust Financial Corp.	40,910	6,526,781
SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	31,394	2,517,799
Zions Bancorp NA	90,354	6,297,674
		1,711,545,064

Capital Goods 7.5%
3D Systems Corp. *	97,194	256,592
3M Co.	316,326	55,761,947
A.O. Smith Corp.	66,755	4,013,978
AAON, Inc.	41,355	3,683,076
AAR Corp. *	24,088	3,373,284
Acuity, Inc.	18,325	6,017,747
Advanced Drainage Systems, Inc.	43,767	6,060,854
AECOM	79,004	5,719,100
AeroVironment, Inc. *	19,844	2,964,098
AerSale Corp. *	12,000	74,400
Aevex Corp., Class A *	19,643	326,663
AGCO Corp.	37,106	3,790,749
AIAI Holdings Corp., Class A *	36,000	179,640
AirJoule Technologies Corp. *	15,696	66,394
Alamo Group, Inc.	6,386	1,015,885
Albany International Corp., Class A	18,015	1,342,298
Allegion PLC	52,371	8,243,195
Alliance Laundry Holdings, Inc. *	22,665	597,676
Allient, Inc.	8,995	786,703
Allison Transmission Holdings, Inc.	50,391	5,771,785
Alpha Pro Tech Ltd. *	5,970	29,432
Alta Equipment Group, Inc. *	10,115	66,557
Ameresco, Inc., Class A *	23,341	491,795
American Infrastructure Corp. *(a)(b)	6,920	0
American Superconductor Corp. *	28,658	841,685
AMETEK, Inc.	138,879	33,568,443
Amprius Technologies, Inc. *	81,967	786,883
API Group Corp. *	231,518	9,186,634
Apogee Enterprises, Inc.	12,815	507,474
Applied Industrial Technologies, Inc.	22,595	7,800,020
Archer Aviation, Inc., Class A *	402,949	1,869,683
Arcosa, Inc.	29,132	4,229,966
Argan, Inc.	8,412	4,798,457
Armstrong World Industries, Inc.	25,881	4,520,375
Array Technologies, Inc. *	85,978	448,805
Arxis, Inc., Class A *	29,221	1,586,700
Astec Industries, Inc.	14,016	710,051
Astronics Corp. *	23,443	1,629,054
ATI, Inc. *	83,142	15,584,136
Atkore, Inc.	19,730	1,439,501
Atmus Filtration Technologies, Inc.	50,450	2,604,734
Axon Enterprise, Inc. *	48,746	25,726,189
AZZ, Inc.	18,030	2,609,302
Babcock & Wilcox Enterprises, Inc. *	76,633	714,220
Beta Technologies, Inc., Class A *	19,000	359,670
Bloom Energy Corp., Class A *	159,154	32,755,485
Blue Bird Corp. *	18,757	1,395,333
BlueLinx Holdings, Inc. *	5,850	317,187
Boeing Co. *	478,035	103,322,485
Boise Cascade Co.	21,084	1,610,396
Bowman Consulting Group Ltd., Class A *	9,300	249,705
Broadwind, Inc. *	7,298	29,192
Builders FirstSource, Inc. *	65,141	4,327,968
BWX Technologies, Inc.	55,081	9,292,165
Cadre Holdings, Inc.	17,630	543,533
Cardinal Infrastructure Group, Inc., Class A *	10,800	668,412
Carlisle Cos., Inc.	24,609	8,857,271
Carpenter Technology Corp.	30,050	15,615,783
Carrier Global Corp.	471,299	29,130,991
Caterpillar, Inc.	279,494	227,734,506
CECO Environmental Corp. *	32,560	2,145,378

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Centuri Holdings, Inc. *	50,250	1,398,960
ChargePoint Holdings, Inc. *	14,308	78,122
CNH Industrial NV	537,754	5,511,979
Columbus McKinnon Corp.	15,270	292,726
Comfort Systems USA, Inc.	21,360	36,946,178
Concrete Pumping Holdings, Inc. *	9,442	91,871
Construction Partners, Inc., Class A *	29,668	3,066,188
Core & Main, Inc., Class A *	115,719	5,088,164
CPI Aerostructures, Inc. *	9,173	45,957
Crane Co.	29,937	6,390,352
CSW Industrials, Inc.	10,115	3,225,977
Cummins, Inc.	83,683	53,071,759
Curtiss-Wright Corp.	22,243	16,103,932
Custom Truck One Source, Inc. *	42,302	429,365
Deere & Co.	152,478	90,369,136
Distribution Solutions Group, Inc. *	4,920	170,084
DNOW, Inc. *	109,209	1,542,031
Donaldson Co., Inc.	70,071	6,603,491
Douglas Dynamics, Inc.	15,032	663,362
Dover Corp.	81,364	16,648,702
Ducommun, Inc. *	8,697	1,556,937
DXP Enterprises, Inc. *	7,811	1,226,483
Dycom Industries, Inc. *	18,079	7,250,945
Eastern Co.	1,809	42,909
Eaton Corp. PLC	235,666	97,848,523
Elmet Group Co. *	8,000	111,280
EMCOR Group, Inc.	27,007	21,536,192
Emerson Electric Co.	339,147	50,811,004
Energy Recovery, Inc. *	25,803	223,196
Energy Vault Holdings, Inc. *	62,860	179,151
Enerpac Tool Group Corp., Class A	32,034	1,144,895
EnerSys	22,234	4,136,636
Enovix Corp. *(a)	126,487	517,332
Enpro, Inc.	12,614	3,959,787
Eos Energy Enterprises, Inc. *(a)	202,312	683,815
EquipmentShare.com, Inc., Class A *(a)	19,000	356,250
Esab Corp.	34,993	3,027,944
ESCO Technologies, Inc.	15,862	5,001,130
Eve Holding, Inc. *	50,000	116,000
Everus Construction Group, Inc. *	31,366	3,934,237
EVI Industries, Inc.	2,765	38,904
Fastenal Co.	697,466	33,276,103
Federal Signal Corp.	37,667	4,706,492
Ferguson Enterprises, Inc.	117,963	27,642,270
Firefly Aerospace, Inc. *	19,803	402,595
Flowserve Corp.	77,559	5,893,708
Fluence Energy, Inc. *	51,320	714,888
Fluor Corp. *	85,763	4,302,730
Forgent Power Solutions, Inc., Class A *	116,113	3,863,080
Fortive Corp.	184,410	10,918,916
Fortune Brands Innovations, Inc.	72,835	3,587,852
Franklin Electric Co., Inc.	22,848	2,392,643
FreightCar America, Inc. *	5,033	40,113
FTAI Aviation Ltd.	61,881	12,747,486
FuelCell Energy, Inc. *	42,501	918,447
Gates Industrial Corp. Ltd. *	151,979	4,252,372
GATX Corp.	21,889	3,915,285
GE Vernova, Inc.	163,311	161,725,250
Gencor Industries, Inc. *	3,418	48,672
Generac Holdings, Inc. *	35,399	6,977,497
General Dynamics Corp.	154,288	59,157,105
General Electric Co.	633,540	228,118,748
Gibraltar Industries, Inc. *	18,355	775,682
Global Industrial Co.	8,750	312,725
Gorman-Rupp Co.	13,052	1,059,692
Graco, Inc.	101,916	8,090,092
GrafTech International Ltd. *	12,000	80,640
SECURITY	NUMBER OF SHARES	VALUE ($)
Graham Corp. *	6,437	617,308
Granite Construction, Inc.	25,926	3,136,268
Greenbrier Cos., Inc.	18,913	931,465
Griffon Corp.	23,420	2,018,101
Hawkeye 360, Inc. *	12,000	254,400
Hayward Holdings, Inc. *	119,502	1,808,065
HEICO Corp.	59,202	21,097,225
Helios Technologies, Inc.	19,779	1,540,982
Herc Holdings, Inc.	18,923	2,841,099
Hexcel Corp.	44,661	4,597,850
Hillman Solutions Corp. *	117,215	922,482
Honeywell Aerospace, Inc. *	192,591	39,816,263
Honeywell International, Inc.	191,510	46,546,505
Howmet Aerospace, Inc.	242,687	68,500,833
Hubbell, Inc., Class B	32,074	15,156,569
Hudson Technologies, Inc. *	17,443	105,356
Huntington Ingalls Industries, Inc.	23,691	7,733,927
Hyliion Holdings Corp. *	83,384	296,847
Hyster-Yale, Inc.	5,997	200,480
IDEX Corp.	45,156	10,406,200
IES Holdings, Inc. *	5,395	4,016,793
Illinois Tool Works, Inc.	158,220	45,401,229
Ingersoll Rand, Inc.	214,723	17,903,604
Innovative Solutions & Support, Inc. *	6,865	125,561
Insteel Industries, Inc.	14,474	443,628
Intuitive Machines, Inc., Class A *	79,848	985,324
ITT, Inc.	53,883	10,559,990
Janus International Group, Inc. *	103,760	532,289
JBT Marel Corp.	32,245	4,464,965
Johnson Controls International PLC	369,433	54,181,044
Kadant, Inc.	6,969	2,142,968
Karat Packaging, Inc.	3,014	121,283
Karman Holdings, Inc. *	58,640	2,823,516
Kennametal, Inc.	45,070	1,531,028
Kratos Defense & Security Solutions, Inc. *	116,441	5,426,151
L.B. Foster Co., Class A *	5,290	217,578
L3Harris Technologies, Inc.	112,680	31,219,121
Legence Corp., Class A *	32,160	2,055,989
Lennox International, Inc.	19,255	8,007,769
Leonardo DRS, Inc.	50,308	2,316,683
Limbach Holdings, Inc. *	6,744	483,545
Lincoln Electric Holdings, Inc.	33,197	8,674,708
Lindsay Corp.	6,743	747,259
Loar Holdings, Inc. *	21,175	1,449,429
Lockheed Martin Corp.	122,992	71,672,358
Louisiana-Pacific Corp.	37,334	2,704,102
LSI Industries, Inc.	20,912	489,132
Luxfer Holdings PLC	12,212	207,970
Madison Air Solutions Corp., Class A *	55,046	1,599,637
Manitowoc Co., Inc. *	22,850	316,473
Masco Corp.	122,834	8,780,174
MasTec, Inc. *	37,581	9,887,561
Masterbrand, Inc. *	118,242	975,497
Matrix Service Co. *	20,847	241,825
Mayville Engineering Co., Inc. *	11,327	290,764
McGrath RentCorp	14,569	1,677,620
Mercury Systems, Inc. *	31,401	3,049,037
Merlin, Inc. *(a)	32,287	121,722
Microvast Holdings, Inc. *	110,747	89,384
Middleby Corp. *	25,461	3,401,080
Midera Food Processing, Inc. *	25,461	1,220,855
Miller Industries, Inc.	9,119	458,686
Modine Manufacturing Co. *	31,812	6,396,121
Moog, Inc., Class A	17,347	6,762,728
MSC Industrial Direct Co., Inc., Class A	26,965	3,327,481
Mueller Industries, Inc.	133,946	8,895,354

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mueller Water Products, Inc., Class A	93,001	2,347,345
MYR Group, Inc. *	9,527	3,174,587
NANO Nuclear Energy, Inc. *(a)	23,000	365,930
National Presto Industries, Inc.	3,738	453,868
Nextpower, Inc., Class A *	89,981	8,086,592
NN, Inc. *	28,401	94,007
Nordson Corp.	31,965	9,518,538
Northrop Grumman Corp.	80,900	43,886,632
NPK International, Inc. *	54,340	678,707
NuScale Power Corp. *	141,305	1,189,788
nVent Electric PLC	97,347	14,974,889
NWPX Infrastructure, Inc. *	6,698	824,390
Optex Systems Holdings, Inc. *	1,633	18,437
Orion Group Holdings, Inc. *	29,852	291,953
Oshkosh Corp.	38,580	5,494,178
Otis Worldwide Corp.	231,711	16,671,606
Owens Corning	48,962	6,800,822
PACCAR, Inc.	318,766	42,293,873
Palladyne AI Corp. *(a)	16,115	84,281
Park Aerospace Corp.	8,310	281,709
Parker-Hannifin Corp.	76,379	74,586,385
Park-Ohio Holdings Corp.	3,931	156,965
Pentair PLC	98,766	6,463,247
Perma-Pipe International Holdings, Inc. *	3,363	81,216
Plug Power, Inc. *	829,680	1,709,141
Powell Industries, Inc.	17,343	3,619,137
Power Solutions International, Inc. *	3,000	82,830
Preformed Line Products Co.	1,873	668,624
Primoris Services Corp.	34,441	2,907,165
Proto Labs, Inc. *	14,685	1,102,109
Quanex Building Products Corp.	29,879	533,041
Quanta Services, Inc.	90,918	60,675,036
QXO, Inc. *	502,125	6,678,262
RBC Bearings, Inc. *	19,075	10,516,238
Red Cat Holdings, Inc. *	76,269	574,306
Redwire Corp. *	70,223	605,322
Regal Rexnord Corp.	40,058	8,221,103
Resideo Technologies, Inc. *	85,412	2,929,632
Richtech Robotics, Inc., Class B *	97,881	138,991
Rocket Lab Corp. *	307,373	19,963,876
Rockwell Automation, Inc.	67,418	32,366,033
RTX Corp.	816,799	175,791,481
Rush Enterprises, Inc., Class A	43,567	3,476,211
Satellogic, Inc., Class A *	65,125	233,148
Sensata Technologies Holding PLC	90,014	4,166,748
SES AI Corp. *	162,323	89,343
Shoals Technologies Group, Inc., Class A *	94,261	823,841
Sidus Space, Inc., Class A *(a)	60,000	105,600
Simpson Manufacturing Co., Inc.	25,484	4,784,366
SiteOne Landscape Supply, Inc. *	27,250	2,573,490
Snap-on, Inc.	31,318	12,853,220
Solv Energy, Inc., Class A *	21,030	597,883
SPX Technologies, Inc. *	30,218	6,636,477
StandardAero, Inc. *	113,994	3,341,164
Standex International Corp.	7,193	2,132,725
Stanley Black & Decker, Inc.	93,943	8,885,129
Starfighters Space, Inc. *(a)	25,000	88,750
Sterling Infrastructure, Inc. *	18,869	11,260,453
Sunbelt Rentals Holdings, Inc.	248,199	17,850,472
Sunrun, Inc. *	146,909	1,441,177
Symbotic, Inc. *	34,706	1,494,093
Taylor Devices, Inc. *	2,017	103,533
Tecnoglass Holdings, Inc.	16,125	700,470
Tennant Co.	10,536	885,340
Terex Corp.	69,976	4,397,292
Terrestrial Energy, Inc. *(a)	38,400	188,544
Textron, Inc.	105,165	8,966,368
SECURITY	NUMBER OF SHARES	VALUE ($)
Timken Co.	37,587	5,170,092
Titan International, Inc. *	41,443	299,218
Titan Machinery, Inc. *	17,256	293,179
Toro Co.	57,814	5,311,372
Trane Technologies PLC	133,997	60,961,935
Transcat, Inc. *	6,587	562,332
TransDigm Group, Inc.	33,942	42,576,166
Trex Co., Inc. *	63,521	2,754,271
Trinity Industries, Inc.	47,893	1,496,177
Tutor Perini Corp.	25,970	2,174,988
Twin Disc, Inc.	5,599	127,713
UFP Industries, Inc.	34,082	2,956,273
Ultralife Corp. *	6,691	34,726
United Rentals, Inc.	38,011	41,023,752
V2X, Inc. *	12,596	1,136,663
Valmont Industries, Inc.	11,741	5,655,640
Velo3D, Inc. *(a)	10,000	101,300
Vertiv Holdings Co., Class A	233,464	56,397,898
Vicor Corp. *	14,148	2,933,871
Virgin Galactic Holdings, Inc. *(a)	92,581	236,082
Voyager Technologies, Inc., Class A *	6,200	152,086
VSE Corp.	17,095	3,323,097
Wabash National Corp.	25,000	314,000
Watsco, Inc.	21,148	6,541,076
Watts Water Technologies, Inc., Class A	16,709	5,777,805
WESCO International, Inc.	29,348	10,080,745
Westinghouse Air Brake Technologies Corp.	102,893	29,927,458
Willis Lease Finance Corp.	6,678	476,342
WillScot Holdings Corp.	108,510	2,634,623
Woodward, Inc.	35,966	12,974,734
Worthington Enterprises, Inc.	18,884	1,061,470
WW Grainger, Inc.	26,391	36,478,168
X-Energy, Inc. *(a)	32,895	536,517
Xometry, Inc., Class A *	29,047	2,489,909
Xylem, Inc.	144,082	16,853,272
York Space Systems, Inc. *(a)	12,787	188,353
Zurn Elkay Water Solutions Corp., Class C	88,664	4,478,419
		3,306,909,660

Commercial & Professional Services 1.0%
ABM Industries, Inc.	36,089	1,729,024
ACCO Brands Corp.	35,000	147,700
ACV Auctions, Inc., Class A *	100,000	749,000
Alight, Inc., Class A	34,258	581,701
Amentum Holdings, Inc. *	95,046	2,110,021
Andersen Group, Inc., Class A *	10,000	473,300
Asure Software, Inc. *	18,413	147,856
Automatic Data Processing, Inc.	242,329	64,570,985
Barrett Business Services, Inc.	18,517	722,904
BlackSky Technology, Inc. *	16,866	388,761
Booz Allen Hamilton Holding Corp., Class A	73,826	5,147,149
Brady Corp., Class A	26,550	2,502,869
Bridger Aerospace Group Holdings, Inc. *	12,500	24,250
BrightView Holdings, Inc. *	43,240	563,850
Brink's Co.	24,899	2,949,287
Broadridge Financial Solutions, Inc.	69,862	10,755,255
CACI International, Inc., Class A *	13,341	6,640,483
Casella Waste Systems, Inc., Class A *	38,066	3,414,901
CBIZ, Inc. *	29,327	1,615,331
Cimpress PLC *	8,208	810,130
Cintas Corp.	206,310	42,217,215

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clarivate PLC *	271,043	536,665
Clean Harbors, Inc. *	30,301	9,480,577
Concentrix Corp.	26,000	639,600
Conduent, Inc. *	100,000	157,000
Copart, Inc. *	537,274	15,645,419
CoreCivic, Inc. *	64,077	1,915,902
CRA International, Inc.	4,054	725,788
Deluxe Corp.	27,083	700,637
DLH Holdings Corp. *	3,968	19,364
Ennis, Inc.	15,401	335,742
Enviri Corp. *	16,609	368,388
Equifax, Inc.	72,636	12,538,426
ExlService Holdings, Inc. *	93,519	3,173,100
Exponent, Inc.	29,921	2,000,219
Falcon's Beyond Global, Inc., Class A *	8,000	79,520
First Advantage Corp. *	57,282	1,136,475
Franklin Covey Co. *	9,270	198,842
FTI Consulting, Inc. *	17,833	2,842,224
Genpact Ltd.	95,550	3,360,493
GEO Group, Inc. *	80,874	2,498,198
Healthcare Services Group, Inc. *	43,118	1,004,649
HireQuest, Inc.	1,724	22,274
HNI Corp.	40,796	1,836,228
Huron Consulting Group, Inc. *	9,332	1,416,318
ICF International, Inc.	11,220	907,922
Innodata, Inc. *	19,745	1,240,578
Insperity, Inc.	25,219	1,276,334
Interface, Inc., Class A	34,765	1,191,049
Jacobs Solutions, Inc.	70,854	9,560,330
KBR, Inc.	81,514	2,984,228
Kelly Services, Inc., Class A	16,000	237,440
Kforce, Inc.	12,479	708,433
Korn Ferry	30,601	2,517,544
Legalzoom.com, Inc. *	68,000	535,160
Leidos Holdings, Inc.	77,499	8,958,884
Liquidity Services, Inc. *	16,754	653,071
ManpowerGroup, Inc.	27,696	1,451,824
Maximus, Inc.	32,909	1,982,767
MillerKnoll, Inc.	43,543	980,588
Mistras Group, Inc. *	7,028	106,896
Mobility Global, Inc. *	183,557	3,740,892
MSA Safety, Inc.	21,897	4,166,342
NLI Holdings, Inc.	5,834	33,487
Onterris, Inc. *	20,000	419,800
OPENLANE, Inc. *	63,398	2,520,704
Parsons Corp. *	35,381	1,564,194
Paychex, Inc.	194,904	22,772,583
Paycom Software, Inc.	25,700	4,213,772
Paylocity Holding Corp. *	26,264	3,621,674
Perma-Fix Environmental Services, Inc. *	5,410	89,806
Pitney Bowes, Inc.	73,423	1,287,105
Planet Labs PBC *	178,114	3,647,775
Quad/Graphics, Inc.	10,911	113,365
RB Global, Inc.	112,026	12,293,733
RCM Technologies, Inc. *	3,160	89,396
Republic Services, Inc., Class A	121,392	25,559,086
Resolute Holdings Management, Inc. *	1,836	227,223
Resources Connection, Inc.	37,295	162,979
Robert Half, Inc.	62,795	2,373,651
Rollins, Inc.	177,045	6,722,399
Science Applications International Corp.	26,964	3,158,293
Spire Global, Inc., Class A *	25,949	297,376
SS&C Technologies Holdings, Inc.	126,702	9,762,389
Team, Inc. *	2,284	39,742
Tetra Tech, Inc.	160,974	5,337,898
SECURITY	NUMBER OF SHARES	VALUE ($)
TIC Solutions, Inc. *	114,167	834,561
TransUnion	117,391	9,229,280
TriNet Group, Inc.	17,580	1,157,291
TrueBlue, Inc. *	18,000	127,440
UL Solutions, Inc., Class A	46,636	4,273,723
UniFirst Corp.	8,714	2,553,028
Upwork, Inc. *	75,000	687,000
Veralto Corp.	149,795	14,106,195
Verisk Analytics, Inc., Class A	79,593	15,508,696
Verra Mobility Corp., Class A *	92,000	486,680
Vestis Corp. *	65,714	950,224
Waste Management, Inc.	223,720	50,683,766
Willdan Group, Inc. *	8,879	608,478
		461,609,094

Consumer Discretionary Distribution & Retail 5.4%
1stdibs.com, Inc. *	26,868	113,652
Abercrombie & Fitch Co., Class A *	27,683	2,755,566
Academy Sports & Outdoors, Inc.	39,494	1,873,990
Advance Auto Parts, Inc.	38,887	2,159,784
Amazon.com, Inc. *	5,939,986	1,613,181,398
American Eagle Outfitters, Inc.	92,780	1,593,960
Arhaus, Inc.	27,308	202,352
Arko Corp.	50,423	402,880
ARKO Petroleum Corp.	10,000	203,000
Asbury Automotive Group, Inc. *	11,224	2,600,601
AutoNation, Inc. *	15,751	3,345,512
AutoZone, Inc. *	9,995	30,147,419
Barnes & Noble Education, Inc.	12,663	157,528
Bath & Body Works, Inc.	121,952	2,453,674
Bed Bath & Beyond, Inc. *	48,122	243,016
Best Buy Co., Inc.	117,960	10,175,230
Bob's Discount Furniture, Inc. *	14,000	233,380
Boot Barn Holdings, Inc. *	17,899	2,666,772
Buckle, Inc.	19,582	857,104
Build-A-Bear Workshop, Inc.	7,407	251,245
Burlington Stores, Inc. *	38,200	14,075,936
Caleres, Inc.	14,805	190,096
Camping World Holdings, Inc., Class A	29,438	182,221
CarMax, Inc. *	85,625	4,902,888
Carvana Co., Class A *	433,961	27,061,808
Chewy, Inc., Class A *	146,457	3,309,928
Citi Trends, Inc. *	3,328	221,878
Coupang, Inc., Class A *	805,503	13,169,974
Designer Brands, Inc., Class A	22,662	136,879
Dick's Sporting Goods, Inc.	40,057	7,847,567
Dillard's, Inc., Class A	1,836	1,080,192
eBay, Inc.	269,393	30,713,496
Eightco Holdings, Inc. *	372,485	224,720
Enhanced Group, Inc. *(a)	62,822	174,645
Envela Corp. *	4,047	87,739
Etsy, Inc. *	58,344	4,765,538
EVgo, Inc., Class A *(a)	93,173	147,213
Five Below, Inc. *	33,616	7,299,042
Floor & Decor Holdings, Inc., Class A *	66,292	3,816,430
GameStop Corp., Class A *	253,240	5,500,373
Gap, Inc.	133,528	2,682,578
Genesco, Inc. *	5,301	202,604
Genuine Parts Co.	83,924	10,437,628
GigaCloud Technology, Inc., Class A *	13,833	605,055
Gold.com, Inc.	12,487	516,462
Group 1 Automotive, Inc.	7,091	2,033,486
Groupon, Inc., Class A *(a)	14,848	409,508
Haverty Furniture Cos., Inc.	5,993	147,668
Home Depot, Inc.	604,107	200,539,360
Kohl's Corp.	66,288	1,268,752

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lands' End, Inc. *	7,994	96,088
Lithia Motors, Inc., Class A	13,979	5,387,786
LKQ Corp.	155,680	3,495,016
Lowe's Cos., Inc.	339,456	70,542,351
Macy's, Inc.	157,444	3,907,760
MarineMax, Inc. *	9,973	343,769
Monro, Inc.	26,559	325,348
Murphy USA, Inc.	10,312	6,267,221
National Vision Holdings, Inc. *	40,138	884,642
Ollie's Bargain Outlet Holdings, Inc. *	36,316	2,668,137
O'Reilly Automotive, Inc. *	503,149	44,956,363
Outdoor Holding Co. *	42,500	90,950
Pattern Group, Inc., Class A *	22,838	525,731
Penske Automotive Group, Inc.	11,766	2,556,870
Petco Health & Wellness Co., Inc., Class A *	109,136	304,489
Pool Corp.	19,341	3,591,817
RealReal, Inc. *	65,694	794,241
Revolve Group, Inc. *	17,558	440,881
RH *	10,520	1,741,270
Ross Stores, Inc.	195,118	48,988,276
Sally Beauty Holdings, Inc. *	58,790	880,086
Savers Value Village, Inc. *	22,419	230,019
Shoe Station Group, Inc.	22,204	337,501
Signet Jewelers Ltd.	24,266	2,254,311
Sonic Automotive, Inc., Class A	8,954	820,007
Stitch Fix, Inc., Class A *	81,350	327,027
ThredUp, Inc., Class A *	69,107	399,439
TJX Cos., Inc.	670,990	105,573,567
Tractor Supply Co.	318,780	9,808,861
Ulta Beauty, Inc. *	26,363	13,519,737
Upbound Group, Inc.	34,011	659,473
Urban Outfitters, Inc. *	31,732	2,353,880
Valvoline, Inc. *	75,444	2,897,804
Victoria's Secret & Co. *	47,318	4,196,160
Warby Parker, Inc., Class A *	61,490	1,641,168
Wayfair, Inc., Class A *	68,171	5,787,718
Weyco Group, Inc.	3,125	121,875
Williams-Sonoma, Inc.	70,954	16,224,342
Winmark Corp.	1,879	626,647
Zumiez, Inc. *	6,961	136,923
		2,386,075,278

Consumer Durables & Apparel 0.6%
Acushnet Holdings Corp.	15,876	1,607,762
Bassett Furniture Industries, Inc.	4,101	77,796
Beazer Homes USA, Inc. *	15,667	502,911
Brunswick Corp.	40,711	3,216,169
Callaway Golf Co. *	82,826	1,528,968
Capri Holdings Ltd. *	72,346	1,152,472
Carter's, Inc.	24,675	951,715
Cavco Industries, Inc. *	4,661	2,549,707
Century Communities, Inc.	16,135	1,083,627
Champion Homes, Inc. *	33,512	2,667,890
Clarus Corp.	14,055	45,117
Columbia Sportswear Co.	15,317	909,523
Cricut, Inc., Class A	25,000	117,250
Crocs, Inc. *	30,464	3,899,697
Deckers Outdoor Corp. *	85,637	8,296,513
Dr. Horton, Inc.	159,890	22,873,863
Dream Finders Homes, Inc., Class A *	16,669	213,196
Escalade, Inc.	3,803	75,528
Ethan Allen Interiors, Inc.	18,762	420,269
Figs, Inc., Class A *	95,455	1,021,368
Flexsteel Industries, Inc.	2,656	196,624
Fossil Group, Inc. *	25,000	123,750
Garmin Ltd.	99,535	29,241,392
SECURITY	NUMBER OF SHARES	VALUE ($)
G-III Apparel Group Ltd.	23,826	867,505
GoPro, Inc., Class A *(a)	64,829	48,557
Green Brick Partners, Inc. *	19,421	1,373,647
Hamilton Beach Brands Holding Co., Class A	3,706	85,201
Hasbro, Inc.	81,176	7,625,673
Helen of Troy Ltd. *	14,124	390,246
Hooker Furnishings Corp.	10,000	139,700
Hovnanian Enterprises, Inc., Class A *	3,730	462,147
Installed Building Products, Inc.	13,179	2,938,126
JAKKS Pacific, Inc.	5,309	139,786
Johnson Outdoors, Inc., Class A	2,681	125,766
KB Home	39,308	2,160,761
Kontoor Brands, Inc.	30,295	2,536,903
Latham Group, Inc. *	50,319	269,710
La-Z-Boy, Inc.	26,329	1,036,836
Legacy Housing Corp. *	4,652	122,161
Leggett & Platt, Inc.	84,152	824,690
Lennar Corp., Class A	135,508	11,159,084
Levi Strauss & Co., Class A	59,505	1,459,063
LGI Homes, Inc. *	13,659	745,372
Lovesac Co. *	17,811	286,579
Lululemon Athletica, Inc. *	63,388	7,534,932
M/I Homes, Inc. *	16,006	2,338,957
Malibu Boats, Inc., Class A *	12,904	355,763
MasterCraft Boat Holdings, Inc. *	9,039	216,213
Mattel, Inc. *	181,064	2,732,256
Meritage Homes Corp.	41,120	2,886,624
Mohawk Industries, Inc. *	32,551	4,007,028
Movado Group, Inc.	6,936	264,816
Newell Brands, Inc.	254,649	1,426,034
NIKE, Inc., Class B	725,815	30,273,744
NVR, Inc. *	1,686	10,363,926
Oxford Industries, Inc.	11,768	446,243
Peloton Interactive, Inc., Class A *	263,806	1,685,720
Polaris, Inc.	32,246	2,163,062
PulteGroup, Inc.	115,917	14,660,023
PVH Corp.	27,799	2,409,061
Ralph Lauren Corp., Class A	23,298	8,861,161
Rocky Brands, Inc.	2,880	140,659
SharkNinja, Inc. *	43,827	7,089,894
Smith & Wesson Brands, Inc.	27,549	400,838
Smith Douglas Homes Corp. *	10,000	148,300
Somnigroup International, Inc.	127,010	8,297,563
Sonos, Inc. *	72,906	1,068,802
Steven Madden Ltd.	43,028	1,982,730
Sturm Ruger & Co., Inc.	7,968	296,171
Superior Group of Cos., Inc.	5,398	63,966
Tapestry, Inc.	122,144	18,611,081
Toll Brothers, Inc.	57,699	8,417,707
Under Armour, Inc., Class A *	183,390	1,219,543
VF Corp.	206,819	2,961,648
Whirlpool Corp.	40,000	1,500,000
Wolverine World Wide, Inc.	58,096	1,143,329
XMAX, Inc. *(a)	26,000	224,120
YETI Holdings, Inc. *	45,491	2,226,330
		265,988,864

Consumer Services 1.8%
Accel Entertainment, Inc., Class A *	29,774	357,883
ADT, Inc.	344,374	2,631,017
Airbnb, Inc., Class A *	253,826	38,459,715
American Public Education, Inc. *	13,122	636,548
Aramark	158,566	9,033,505
Bally's Corp. *	3,500	48,755
Biglari Holdings, Inc., Class B *	514	204,310
BJ's Restaurants, Inc. *	15,419	1,042,479

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bloomin' Brands, Inc.	63,313	548,291
Booking Holdings, Inc.	469,881	90,640,045
Boyd Gaming Corp.	34,876	2,966,553
Bright Horizons Family Solutions, Inc. *	33,308	2,482,778
Brinker International, Inc. *	25,934	5,542,096
Caesars Entertainment, Inc. *	125,816	3,743,026
Canterbury Park Holding Corp.	1,452	22,230
Carnival Corp. Ltd.	775,560	21,568,324
Carriage Services, Inc., Class A	9,313	375,966
Cava Group, Inc. *	61,791	4,030,627
Cheesecake Factory, Inc.	27,186	2,757,204
Chegg, Inc. *	100,000	98,300
Chipotle Mexican Grill, Inc., Class A *	777,403	28,934,940
Choice Hotels International, Inc.	12,258	1,366,644
Churchill Downs, Inc.	41,319	3,483,192
Coursera, Inc. *	85,116	451,966
Covista, Inc. *	21,233	2,650,940
Cracker Barrel Old Country Store, Inc.	14,128	796,678
Darden Restaurants, Inc.	69,462	14,141,074
Dave & Buster's Entertainment, Inc. *	15,994	173,375
Dine Brands Global, Inc. (a)	7,136	256,468
Domino's Pizza, Inc.	18,865	6,554,456
DoorDash, Inc., Class A *	229,004	44,921,425
DraftKings, Inc., Class A *	302,065	7,092,486
Driven Brands Holdings, Inc. *	40,607	579,462
Duolingo, Inc. *	25,459	3,432,128
Dutch Bros, Inc., Class A *	78,598	5,174,106
El Pollo Loco Holdings, Inc. *	16,086	264,776
Expedia Group, Inc.	69,504	20,485,609
First Watch Restaurant Group, Inc. *	17,892	229,912
Flutter Entertainment PLC *	105,091	10,978,857
Frontdoor, Inc. *	42,389	3,078,713
Global Business Travel Group I *	82,728	780,952
Graham Holdings Co., Class B	1,960	2,358,938
Grand Canyon Education, Inc. *	16,139	2,345,642
H&R Block, Inc.	79,682	3,508,398
Hilton Grand Vacations, Inc. *	37,249	1,718,669
Hilton Worldwide Holdings, Inc.	137,986	44,223,133
Hyatt Hotels Corp., Class A	24,979	4,347,845
Inspired Entertainment, Inc. *	10,938	75,253
Krispy Kreme, Inc. *	48,000	152,640
Kura Sushi USA, Inc., Class A *	5,503	253,523
Las Vegas Sands Corp.	182,596	8,927,118
Laureate Education, Inc. *	77,727	2,977,721
Liberty Live Holdings, Inc., Class C *	42,842	4,224,221
Life Time Group Holdings, Inc. *	94,655	4,268,940
Lincoln Educational Services Corp. *	18,908	790,733
Lindblad Expeditions Holdings, Inc. *	24,542	725,952
Lucky Strike Entertainment Corp., Class C (a)	14,987	100,413
Marriott International, Inc., Class A	132,463	49,386,180
Marriott Vacations Worldwide Corp.	17,707	1,726,610
Matthews International Corp., Class A	18,759	520,562
McDonald's Corp.	430,538	116,520,804
McGraw Hill, Inc. *	12,000	131,520
MGM Resorts International *	116,233	5,180,505
Monarch Casino & Resort, Inc.	7,804	957,941
Nathan's Famous, Inc.	1,235	121,166
Navan, Inc., Class A *	22,922	610,184
Norwegian Cruise Line Holdings Ltd. *	278,866	5,167,387
OneSpaWorld Holdings Ltd.	62,571	1,611,829
Papa John's International, Inc. (a)	21,290	636,571
Penn Entertainment, Inc. *	78,759	1,616,922
Perdoceo Education Corp.	36,225	1,152,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	48,532	2,713,424
Portillo's, Inc., Class A *	68,816	314,489
Pursuit Attractions & Hospitality, Inc. *	15,203	768,208
Rave Restaurant Group, Inc. *	10,012	31,538
Red Rock Resorts, Inc., Class A	27,801	1,791,496
Royal Caribbean Cruises Ltd.	151,339	48,171,204
Rush Street Interactive, Inc. *	62,048	1,669,712
Sabre Corp. *	309,222	572,061
Serve Robotics, Inc. *(a)	36,785	175,832
Service Corp. International	85,147	7,338,820
Shake Shack, Inc., Class A *	23,789	1,492,760
SHARPLINK, Inc. *	126,699	775,398
Six Flags Entertainment Corp. *(a)	62,061	1,075,517
Starbucks Corp.	690,102	72,633,235
Strategic Education, Inc.	14,183	1,163,006
Stride, Inc. *	25,466	2,044,665
Sweetgreen, Inc., Class A *	69,085	445,598
Target Hospitality Corp. *	21,320	324,064
Texas Roadhouse, Inc., Class A	40,009	8,219,449
Travel & Leisure Co.	38,295	2,911,186
United Parks & Resorts, Inc. *	14,593	651,286
Universal Technical Institute, Inc. *	30,157	1,185,472
Vail Resorts, Inc.	21,403	3,197,180
Venu Holding Corp. *	35,000	71,050
Wendy's Co.	98,650	726,064
Wingstop, Inc.	16,295	2,110,040
Wyndham Hotels & Resorts, Inc.	44,896	3,360,915
Wynn Resorts Ltd.	51,680	5,132,341
Xponential Fitness, Inc., Class A *	30,000	195,600
Yum! Brands, Inc.	166,505	25,521,886
		806,140,944

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	217,799	2,522,112
Andersons, Inc.	19,799	1,401,373
BJ's Wholesale Club Holdings, Inc. *	77,308	7,559,176
Casey's General Stores, Inc.	22,362	19,477,302
Chefs' Warehouse, Inc. *	21,743	2,508,055
Costco Wholesale Corp.	269,237	256,284,008
Dollar General Corp.	132,795	16,871,605
Dollar Tree, Inc. *	109,406	13,917,537
Grocery Outlet Holding Corp. *	75,932	697,815
Ingles Markets, Inc., Class A	9,677	871,027
Kroger Co.	342,401	19,770,234
Maplebear, Inc. *	99,951	4,457,815
Natural Grocers by Vitamin Cottage, Inc., Class C	4,452	142,731
Performance Food Group Co. *	94,815	10,845,888
PriceSmart, Inc.	15,344	2,975,355
Sprouts Farmers Market, Inc. *	57,484	5,010,305
Sysco Corp.	288,933	24,628,649
Target Corp.	275,030	39,739,085
U.S. Foods Holding Corp. *	133,050	13,383,500
United Natural Foods, Inc. *	35,794	1,819,409
Village Super Market, Inc., Class A	6,411	281,699
Walmart, Inc.	2,659,593	295,746,742
Weis Markets, Inc.	7,325	564,391
Yesway, Inc., Class A *(a)	12,000	251,040
		741,726,853

Energy 3.5%
Aemetis, Inc. *	37,000	55,870
American Resources Corp. *(a)	46,000	82,340
Amplify Energy Corp. *	16,372	64,015
Antero Midstream Corp.	204,008	4,482,056
Antero Resources Corp. *	178,253	6,442,063

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
APA Corp.	214,007	7,986,741
Archrock, Inc.	104,159	3,724,726
Atlas Energy Solutions, Inc., Class A	45,586	491,873
Baker Hughes Co., Class A	603,492	36,505,231
BKV Corp. *	23,891	584,374
Bristow Group, Inc.	18,269	827,951
Cactus, Inc., Class A	41,380	2,690,114
California Resources Corp.	46,727	2,458,775
Calumet, Inc. *	38,012	1,679,750
Centrus Energy Corp., Class A *	11,145	1,971,885
Cheniere Energy, Inc.	126,643	33,379,295
Chevron Corp.	1,136,531	223,703,397
Chord Energy Corp.	33,468	4,698,238
Clean Energy Fuels Corp. *	104,632	202,986
CNX Resources Corp. *	83,237	2,979,885
Comstock Resources, Inc. *	48,526	643,455
Comstock, Inc. *	56,249	154,122
ConocoPhillips	738,181	88,936,047
Core Laboratories, Inc.	27,510	292,706
Core Natural Resources, Inc.	30,566	2,440,389
Crescent Energy Co., Class A	143,425	1,645,085
CVR Energy, Inc.	18,545	660,573
Delek U.S. Holdings, Inc.	36,024	2,444,949
Devon Energy Corp.	699,850	31,584,230
Diamondback Energy, Inc.	118,218	23,992,343
Diversified Energy Co. (a)	37,259	501,506
DMC Global, Inc. *	8,283	55,827
Dorian LPG Ltd.	22,818	1,082,030
DT Midstream, Inc.	61,360	8,467,680
Energy Services of America Corp.	8,556	123,035
EOG Resources, Inc.	324,315	48,222,397
Epsilon Energy Ltd.	25,425	142,380
EQT Corp.	380,599	20,282,121
Evolution Petroleum Corp.	15,426	56,768
Excelerate Energy, Inc., Class A	16,104	632,404
Expand Energy Corp.	146,130	13,740,604
Expro Ltd. *	61,866	986,763
ExxonMobil Holdings Corp.	2,515,116	390,949,631
Flowco Holdings, Inc., Class A	23,011	470,575
Forum Energy Technologies, Inc. *	7,600	476,292
FutureFuel Corp.	22,103	109,410
Gevo, Inc. *	139,561	206,550
Granite Ridge Resources, Inc.	38,980	185,155
Green Plains, Inc. *	42,716	719,765
Greenland Energy Co. *(a)	25,000	56,750
Gulfport Energy Corp. *	9,272	1,496,223
Halliburton Co.	511,516	16,496,391
Helix Energy Solutions Group, Inc. *	80,570	766,221
Helmerich & Payne, Inc.	59,000	2,039,630
HF Sinclair Corp.	91,762	8,393,470
HMH Holding, Inc., Class A *	10,803	224,594
Infinity Natural Resources, Inc., Class A *	16,300	214,508
Innovex International, Inc. *	25,270	709,582
International Seaways, Inc.	24,804	2,385,649
Kinder Morgan, Inc.	1,187,952	38,228,295
Kinetik Holdings, Inc., Class A	32,026	1,619,555
Kodiak Gas Services, Inc.	59,211	3,476,278
Kosmos Energy Ltd. *	387,130	1,041,380
Liberty Energy, Inc., Class A	95,725	1,791,015
Lightbridge Corp. *	21,562	177,671
Magnolia Oil & Gas Corp., Class A	139,579	3,588,576
Mammoth Energy Services, Inc. *	10,739	28,458
Marathon Petroleum Corp.	176,771	55,942,718
Matador Resources Co.	72,589	3,621,465
Murphy Oil Corp.	83,770	3,329,020
Nabors Industries Ltd. *	8,700	745,329
NACCO Industries, Inc., Class A	1,966	93,188
SECURITY	NUMBER OF SHARES	VALUE ($)
National Energy Services Reunited Corp. *	37,041	998,625
Natural Gas Services Group, Inc.	6,513	238,636
New Era Energy & Digital, Inc. *(a)	70,059	326,475
NextDecade Corp. *	83,662	562,209
Noble Corp. PLC	74,612	3,163,549
Northern Oil & Gas, Inc.	74,746	1,580,878
NOV, Inc.	215,866	4,194,276
Occidental Petroleum Corp.	437,794	24,984,904
Oceaneering International, Inc. *	58,918	2,874,020
Oil States International, Inc. *	55,816	452,668
ONEOK, Inc.	382,085	34,697,139
Ovintiv, Inc.	169,015	10,556,677
Par Pacific Holdings, Inc. *	29,490	2,537,025
Patterson-UTI Energy, Inc.	207,088	2,170,282
PBF Energy, Inc., Class A	48,773	3,525,312
Peabody Energy Corp.	71,980	1,534,614
Permian Resources Corp., Class A	477,256	10,170,325
Phillips 66	243,067	51,452,423
Presidio Production Co., Class A (a)	12,000	136,680
PrimeEnergy Resources Corp. *	362	66,644
ProFrac Holding Corp., Class A *	11,000	44,440
ProPetro Holding Corp. *	57,462	637,828
Range Resources Corp.	144,659	5,806,612
Ranger Energy Services, Inc., Class A	5,075	81,454
REX American Resources Corp. *	16,802	723,158
Riley Exploration Permian, Inc.	5,555	190,370
Ring Energy, Inc. *	96,457	119,607
RPC, Inc.	52,343	293,644
Sable Offshore Corp. *(a)	74,144	392,222
SandRidge Energy, Inc.	18,685	260,095
SEACOR Marine Holdings, Inc. *	10,252	96,676
Seadrill Ltd. *	36,806	1,650,381
Select Water Solutions, Inc.	68,610	1,270,657
SLB Ltd.	908,832	45,068,979
SM Energy Co.	138,235	4,495,402
Smart Sand, Inc.	17,439	75,162
Solaris Energy Infrastructure, Inc.	33,812	1,738,275
Summit Midstream Corp. *	4,783	147,412
Talos Energy, Inc. *	75,319	1,143,342
Targa Resources Corp.	130,313	35,232,726
TechnipFMC PLC	244,018	17,486,330
TETRA Technologies, Inc. *	85,975	662,007
Texas Pacific Land Corp.	34,971	14,078,625
Tidewater, Inc. *	27,444	2,059,947
Transocean Ltd. *	627,585	3,338,752
Uranium Energy Corp. *	302,872	2,907,571
Ur-Energy, Inc. *	303,939	370,806
VAALCO Energy, Inc.	62,433	332,768
Valaris Ltd. *	40,842	3,234,278
Valero Energy Corp.	179,846	56,273,813
Venture Global, Inc., Class A	315,713	4,224,240
Viper Energy, Inc., Class A	114,910	5,126,135
Vitesse Energy, Inc.	23,373	364,619
W&T Offshore, Inc.	50,000	179,500
Weatherford International PLC	42,568	3,737,045
Williams Cos., Inc.	739,523	52,905,475
World Kinect Corp.	35,285	1,406,460
		1,546,062,497

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	79,225	1,780,186
Agree Realty Corp.	72,924	5,673,487
AH Realty Trust, Inc.	40,000	278,400
Alexander's, Inc.	964	245,820
Alexandria Real Estate Equities, Inc.	95,458	4,911,314
Alpine Income Property Trust, Inc.	14,623	295,092
American Assets Trust, Inc.	31,780	749,690

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American Healthcare REIT, Inc.	115,746	6,435,478
American Homes 4 Rent, Class A	189,165	6,321,894
American Tower Corp.	282,202	48,922,539
Americold Realty Trust, Inc.	182,605	2,572,904
Apple Hospitality REIT, Inc.	129,495	2,137,962
AvalonBay Communities, Inc.	83,497	15,497,878
Blackstone Digital Infrastructure Trust, Inc. *	60,003	1,248,662
Brandywine Realty Trust	144,589	439,551
Brixmor Property Group, Inc.	186,810	5,886,383
Broadstone Net Lease, Inc.	111,258	2,382,034
BRT Apartments Corp.	10,530	157,002
BXP, Inc.	89,319	6,263,048
Camden Property Trust	59,628	6,607,379
CareTrust REIT, Inc.	141,583	5,937,991
CBL & Associates Properties, Inc.	9,463	555,573
Centerspace	10,009	548,894
Chatham Lodging Trust	25,220	336,183
Chiron Real Estate, Inc.	7,219	256,274
Community Healthcare Trust, Inc.	24,827	454,582
COPT Defense Properties	65,248	2,476,814
Cousins Properties, Inc.	105,143	3,317,262
Crown Castle, Inc.	265,073	20,225,070
CTO Realty Growth, Inc.	15,942	350,246
CubeSmart	139,106	5,767,335
Curbline Properties Corp.	59,516	1,823,570
DiamondRock Hospitality Co.	118,586	1,570,079
Digital Realty Trust, Inc.	210,142	39,615,970
Diversified Healthcare Trust	134,023	1,192,805
Douglas Emmett, Inc.	102,422	1,210,628
Easterly Government Properties, Inc.	32,408	789,459
EastGroup Properties, Inc.	32,155	6,720,717
Empire State Realty Trust, Inc., Class A	122,558	620,143
EPR Properties	44,891	2,786,384
Equinix, Inc.	59,739	60,890,768
Equity LifeStyle Properties, Inc.	116,939	7,609,221
Equity Residential	206,127	13,697,139
Essential Properties Realty Trust, Inc.	130,628	4,087,350
Essex Property Trust, Inc.	38,868	11,043,953
Extra Space Storage, Inc.	128,047	18,956,078
Farmland Partners, Inc.	21,207	198,285
Federal Realty Investment Trust	46,932	5,823,792
First Industrial Realty Trust, Inc.	81,364	5,357,006
Four Corners Property Trust, Inc.	66,750	1,708,800
FrontView REIT, Inc.	17,000	345,780
Gaming & Leisure Properties, Inc.	171,637	7,687,621
Getty Realty Corp.	31,634	1,079,985
Gladstone Commercial Corp.	32,360	404,500
Gladstone Land Corp.	32,591	264,313
Global Net Lease, Inc.	131,696	1,148,389
Healthcare Realty Trust, Inc., Class A	210,255	4,417,458
Healthpeak Properties, Inc.	420,448	9,178,380
Highwoods Properties, Inc.	67,367	2,231,869
Host Hotels & Resorts, Inc.	385,833	9,695,983
Hudson Pacific Properties, Inc. *	40,375	555,964
Independence Realty Trust, Inc.	143,267	2,382,530
Industrial Logistics Properties Trust	48,178	414,813
Innovative Industrial Properties, Inc.	17,283	1,016,413
InvenTrust Properties Corp.	46,608	1,650,389
Invitation Homes, Inc.	327,432	9,731,279
Iron Mountain, Inc.	180,224	22,045,000
Janus Living, Inc., Class A-1	49,652	1,499,987
JBG SMITH Properties	42,784	601,115
Kilroy Realty Corp.	62,821	2,438,711
Kimco Realty Corp.	406,672	10,362,003
Kite Realty Group Trust	118,344	3,387,005
Lamar Advertising Co., Class A	52,403	8,382,384
Lineage, Inc.	34,376	1,456,511
SECURITY	NUMBER OF SHARES	VALUE ($)
LTC Properties, Inc.	28,388	1,142,333
LXP Industrial Trust	36,227	2,192,820
Macerich Co.	177,554	4,587,995
Medical Properties Trust, Inc.	250,000	1,157,500
Mid-America Apartment Communities, Inc.	69,567	9,206,497
Millrose Properties, Inc., Class A	100,209	2,803,848
Modiv Industrial, Inc.	8,196	141,955
National Health Investors, Inc.	28,023	2,147,963
National Healthcare Properties, Inc.	35,977	550,088
NET Lease Office Properties	6,279	73,464
NETSTREIT Corp.	59,339	1,272,822
NexPoint Diversified Real Estate Trust	63,625	287,585
NexPoint Residential Trust, Inc.	15,154	395,671
NNN REIT, Inc.	115,100	5,469,552
Omega Healthcare Investors, Inc.	178,314	9,028,038
One Liberty Properties, Inc.	19,993	486,030
Orion Properties, Inc.	25,500	67,320
Outfront Media, Inc.	93,310	2,973,790
Park Hotels & Resorts, Inc.	118,626	1,786,508
Pebblebrook Hotel Trust	64,361	1,229,295
Phillips Edison & Co., Inc.	77,441	3,290,468
Piedmont Realty Trust, Inc., Class A *	75,121	727,922
Postal Realty Trust, Inc., Class A	13,537	311,892
Prologis, Inc.	564,542	81,638,419
Public Storage	101,236	32,817,674
Rayonier, Inc.	172,298	3,752,650
Realty Income Corp.	564,299	36,041,777
Regency Centers Corp.	100,553	8,073,400
Rexford Industrial Realty, Inc.	141,295	5,336,712
RLJ Lodging Trust	81,465	997,946
Ryman Hospitality Properties, Inc.	38,556	5,153,009
Sabra Health Care REIT, Inc.	146,824	3,108,264
Safehold, Inc.	28,401	459,528
Saul Centers, Inc.	5,768	196,516
SBA Communications Corp., Class A	64,339	11,644,072
Service Properties Trust (c)	92,520	742,936
Simon Property Group, Inc.	196,199	45,002,165
SITE Centers Corp.	30,000	128,400
SL Green Realty Corp.	44,767	2,369,517
Smartstop Self Storage REIT, Inc.	33,603	1,127,045
STAG Industrial, Inc.	118,269	4,524,972
Summit Hotel Properties, Inc.	77,215	531,239
Sun Communities, Inc.	70,131	8,659,776
Sunstone Hotel Investors, Inc.	115,422	1,358,517
Tanger, Inc.	68,618	2,790,008
Terreno Realty Corp.	63,778	4,569,694
UDR, Inc.	181,434	6,923,521
UMH Properties, Inc.	55,778	842,806
Universal Health Realty Income Trust	7,432	322,697
Urban Edge Properties	76,302	1,729,003
Ventas, Inc.	293,469	27,442,286
VICI Properties, Inc., Class A	666,994	17,575,292
Vornado Realty Trust	94,092	3,706,284
Welltower, Inc.	427,440	100,209,034
Weyerhaeuser Co.	436,786	10,932,754
WP Carey, Inc.	132,208	9,730,509
Xenia Hotels & Resorts, Inc.	58,179	1,197,324
		940,080,558

Financial Services 7.1%
Acacia Research Corp. *	29,703	131,584
Acadian Asset Management, Inc.	17,475	1,511,413
ACRES Commercial Realty Corp. *	3,144	55,020
Adamas Trust, Inc.	64,865	588,326
Affiliated Managers Group, Inc.	16,055	5,887,850
Affirm Holdings, Inc. *	179,708	12,850,919

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AGNC Investment Corp.	703,791	7,502,412
Alerus Financial Corp.	16,281	541,669
Ally Financial, Inc.	169,460	7,342,702
AlTi Global, Inc. *	8,982	32,335
American Express Co.	322,436	108,419,105
Ameriprise Financial, Inc.	54,539	29,769,568
Annaly Capital Management, Inc.	443,597	10,078,524
Apollo Global Management, Inc.	278,630	34,993,142
Arbor Realty Trust, Inc.	117,000	586,170
ARES Commercial Real Estate Corp.	52,011	221,567
ARES Management Corp., Class A	128,370	16,442,913
ARMOUR Residential REIT, Inc. (a)	77,613	1,278,286
Artisan Partners Asset Management, Inc., Class A	45,102	1,769,802
Atlanticus Holdings Corp. *	3,644	384,406
Bakkt, Inc. *(a)	35,489	254,456
Bank of New York Mellon Corp.	415,205	64,908,998
Berkshire Hathaway, Inc., Class B *	1,112,843	569,263,708
Better Home & Finance Holding Co. *(a)	12,025	282,588
BGC Group, Inc., Class A	218,579	2,518,030
Blackrock, Inc.	87,416	95,317,532
Blackstone Mortgage Trust, Inc., Class A	96,052	1,396,596
Blackstone, Inc.	449,781	57,459,523
Block, Inc. *	326,401	26,516,817
Blue Owl Capital, Inc., Class A	396,299	4,081,880
Bread Financial Holdings, Inc.	24,114	2,606,000
BrightSpire Capital, Inc., Class A	79,000	395,790
Cannae Holdings, Inc.	25,712	374,110
Capital One Financial Corp.	377,115	78,820,806
Carlyle Group, Inc.	158,023	7,272,218
Cass Information Systems, Inc.	5,702	318,856
Cboe Global Markets, Inc.	63,131	19,585,130
Charles Schwab Corp. (d)	985,059	103,667,609
Chicago Atlantic Real Estate Finance, Inc.	14,254	139,119
Chime Financial, Inc., Class A *	26,841	617,075
Chimera Investment Corp.	51,075	637,416
Claros Mortgage Trust, Inc. *	61,707	109,221
CME Group, Inc.	220,412	59,024,129
Cohen & Steers, Inc.	16,837	1,385,180
Coinbase Global, Inc., Class A *	134,558	19,680,453
Consumer Portfolio Services, Inc. *	5,099	47,523
Corebridge Financial, Inc.	146,995	4,584,774
Corpay, Inc. *	39,589	15,127,353
Credit Acceptance Corp. *	3,671	2,088,469
Dave, Inc. *	6,570	2,448,573
DigitalBridge Group, Inc.	99,951	1,586,222
Donnelley Financial Solutions, Inc. *	16,378	774,679
Dynex Capital, Inc.	134,774	1,712,978
Ellington Financial, Inc.	75,240	999,187
Enact Holdings, Inc.	17,940	848,921
Encore Capital Group, Inc. *	12,749	1,199,426
Enova International, Inc. *	15,634	3,973,225
Equitable Holdings, Inc.	172,210	8,205,806
Essent Group Ltd.	56,642	3,736,106
Euronet Worldwide, Inc. *	22,169	1,581,315
Evercore, Inc., Class A	23,389	7,497,578
EVERTEC, Inc.	38,426	1,169,687
EZCORP, Inc., Class A *	34,440	1,025,279
FactSet Research Systems, Inc.	22,832	6,009,382
Federal Agricultural Mortgage Corp., Class C	5,879	1,338,060
Federated Hermes, Inc.	44,205	2,650,532
Fidelity National Information Services, Inc.	313,460	14,033,604
SECURITY	NUMBER OF SHARES	VALUE ($)
Figure Technology Solutions, Inc., Class A *	23,058	574,375
Finance of America Cos., Inc., Class A *	5,723	130,198
FirstCash Holdings, Inc.	22,933	4,678,561
Fiserv, Inc. *	324,480	17,502,451
Flywire Corp. *	67,669	1,083,381
Franklin BSP Realty Trust, Inc.	47,000	356,730
Franklin Resources, Inc.	188,654	6,387,824
Galaxy Digital, Inc., Class A *	113,567	2,386,043
GCM Grosvenor, Inc., Class A	43,912	548,022
Global Payments, Inc.	143,568	12,071,197
Goldman Sachs Group, Inc.	178,952	182,241,138
Great Elm Group, Inc. *	9,772	21,010
Green Dot Corp., Class A *	42,950	563,075
HA Sustainable Infrastructure Capital, Inc.	75,745	2,868,463
Hamilton Lane, Inc., Class A	26,811	2,383,766
Happen, Inc. *	72,151	1,380,970
Houlihan Lokey, Inc., Class A	33,471	4,200,276
Innventure, Inc. *(a)	59,188	190,585
Interactive Brokers Group, Inc., Class A	268,683	23,641,417
Intercontinental Exchange, Inc.	342,605	52,240,410
International Money Express, Inc. *	18,445	218,758
Invesco Ltd.	270,587	8,009,375
Invesco Mortgage Capital, Inc.	43,900	325,299
Jack Henry & Associates, Inc.	43,842	6,753,422
Jackson Financial, Inc., Class A	43,894	5,367,358
Jefferies Financial Group, Inc.	100,731	5,499,913
Jefferson Capital, Inc.	14,425	290,087
KKR & Co., Inc.	418,593	42,457,888
Ladder Capital Corp., Class A	64,768	619,182
Lazard, Inc.	68,071	2,884,849
LendingTree, Inc. *	6,556	208,874
LPL Financial Holdings, Inc.	48,299	17,083,356
Manhattan Bridge Capital, Inc.	7,727	32,144
MarketAxess Holdings, Inc.	22,013	3,572,710
Marqeta, Inc., Class A *	61,312	1,064,376
Mastercard, Inc., Class A	489,472	280,516,403
Medallion Financial Corp.	6,557	65,177
Merchants Bancorp	17,502	965,760
MFA Financial, Inc.	60,500	551,155
MGIC Investment Corp.	129,338	3,885,314
Miami International Holdings, Inc. *	18,434	867,135
Moelis & Co., Class A	44,505	2,985,395
Moody's Corp.	91,080	43,570,850
Morgan Stanley	726,975	152,970,079
Morningstar, Inc.	13,537	2,606,820
Mount Logan Capital, Inc.	10,000	30,500
MSCI, Inc., Class A	44,207	25,297,014
Nasdaq, Inc.	270,919	25,517,861
Navient Corp.	57,356	481,217
NCR Atleos Corp. *	43,800	2,059,914
Nelnet, Inc., Class A	8,758	1,189,949
NerdWallet, Inc., Class A *	22,319	200,871
NewtekOne, Inc.	21,192	314,277
Nexpoint Real Estate Finance, Inc.	5,703	96,723
NMI Holdings, Inc., Class A *	46,840	2,075,012
Northern Trust Corp.	112,114	20,426,050
OneMain Holdings, Inc.	72,763	4,553,509
Onity Group, Inc. *	3,090	113,279
Oportun Financial Corp. *	16,000	88,640
Oppenheimer Holdings, Inc., Class A	3,500	373,240
OppFi, Inc. *	17,756	166,374
Orchid Island Capital, Inc.	132,341	858,893
Paymentus Holdings, Inc., Class A *	33,528	1,143,305
Payoneer Global, Inc. *	187,226	1,342,410
PayPal Holdings, Inc.	537,817	30,768,511

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paysign, Inc. *	26,608	238,408
PennyMac Financial Services, Inc.	19,252	1,451,793
PennyMac Mortgage Investment Trust	53,298	502,600
Perella Weinberg Partners, Class A	42,682	753,337
Piper Sandler Cos.	39,792	3,016,234
PJT Partners, Inc., Class A	15,921	2,679,664
PRA Group, Inc. *	21,991	381,984
Priority Technology Holdings, Inc. *	9,469	61,549
Procap Financial, Inc. *	60,000	102,000
PROG Holdings, Inc.	25,273	1,112,517
Radian Group, Inc.	82,388	3,212,308
Raymond James Financial, Inc.	105,823	18,622,732
Ready Capital Corp.	108,490	155,141
Redwood Trust, Inc.	111,850	511,155
Regional Management Corp.	3,411	110,073
Remitly Global, Inc. *	102,372	2,331,010
Repay Holdings Corp., Class A *	35,500	142,000
Ridgepost Capital, Inc., Class A	37,410	322,474
Rithm Capital Corp.	353,037	3,488,006
Rithm Property Trust, Inc.	8,602	105,977
Robinhood Markets, Inc., Class A *	479,072	41,468,472
Rocket Cos., Inc., Class A *	598,687	7,723,062
S&P Global, Inc.	183,557	75,612,635
Security National Financial Corp., Class A *	8,162	76,475
SEI Investments Co.	54,638	5,626,621
Seven Hills Realty Trust	16,691	125,850
Sezzle, Inc. *	10,226	1,582,474
Shift4 Payments, Inc., Class A *(a)	40,379	2,140,087
Silvercrest Asset Management Group, Inc., Class A	3,213	33,030
SLM Corp.	119,439	3,104,817
SoFi Technologies, Inc. *	783,617	12,780,793
Starwood Property Trust, Inc.	228,313	3,648,442
State Street Corp.	167,586	30,862,638
StepStone Group, Inc., Class A	46,458	2,037,648
Stifel Financial Corp.	92,939	7,705,572
StoneX Group, Inc. *	63,669	4,875,135
Sunrise Realty Trust, Inc.	2,814	22,062
Synchrony Financial	204,992	15,536,344
T. Rowe Price Group, Inc.	129,440	14,464,920
Toast, Inc., Class A *	288,930	9,323,771
TPG Mortgage Investment Trust, Inc.	14,032	97,803
TPG RE Finance Trust, Inc.	49,952	398,117
TPG, Inc.	86,127	3,760,305
Tradeweb Markets, Inc., Class A	70,626	7,097,913
Twenty One Capital, Inc., Class A *(a)	206,000	879,620
Two Harbors Investment Corp.	61,925	748,673
Upstart Holdings, Inc. *	51,000	1,399,440
UWM Holdings Corp. (a)	115,772	210,705
Velocity Financial, Inc. *	5,032	88,261
Victory Capital Holdings, Inc., Class A	28,972	2,869,097
Virtu Financial, Inc., Class A	50,291	2,953,590
Virtus Investment Partners, Inc.	4,443	707,992
Visa, Inc., Class A	1,006,531	368,521,195
Voya Financial, Inc.	55,862	5,554,359
Walker & Dunlop, Inc.	20,613	1,024,260
Waterstone Financial, Inc.	8,861	181,828
Wealthfront Corp. *	22,000	208,780
Western Union Co.	190,000	1,208,400
WEX, Inc. *	21,695	4,056,097
WisdomTree, Inc.	70,575	1,367,038
World Acceptance Corp. *	1,349	242,564
		3,137,206,599

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.0%
Alico, Inc.	3,713	140,203
Altria Group, Inc.	1,012,723	69,199,363
Archer-Daniels-Midland Co.	292,729	23,204,628
B&G Foods, Inc.	71,044	250,785
Beyond Meat, Inc. *	324,000	183,384
Boston Beer Co., Inc., Class A *	4,648	851,514
BRC, Inc., Class A *	48,000	49,440
Brown-Forman Corp., Class B	141,858	4,075,580
Bunge Global SA	81,676	8,676,441
Cal-Maine Foods, Inc.	26,239	2,303,259
Campbell's Co. (a)	126,008	2,769,656
Celsius Holdings, Inc. *	101,202	2,956,110
Coca-Cola Co.	2,349,185	205,765,114
Coca-Cola Consolidated, Inc.	34,454	6,473,907
Conagra Brands, Inc.	307,720	4,465,017
Constellation Brands, Inc., Class A	85,426	11,125,028
Darling Ingredients, Inc. *	96,662	5,861,584
Del Monte Corp.	24,944	741,086
Flowers Foods, Inc.	120,000	842,400
Freshpet, Inc. *	29,030	1,728,446
General Mills, Inc.	329,687	11,786,310
Hershey Co.	89,390	15,647,719
Hormel Foods Corp.	182,188	4,556,522
Ingredion, Inc.	39,250	3,903,805
J&J Snack Foods Corp.	9,863	754,520
J.M. Smucker Co.	65,169	7,772,055
John B Sanfilippo & Son, Inc.	6,387	528,588
Keurig Dr. Pepper, Inc.	826,833	25,731,043
Kraft Heinz Co.	522,180	13,498,353
Lamb Weston Holdings, Inc.	81,923	4,305,054
Lifeway Foods, Inc. *	2,366	70,459
Mama's Creations, Inc. *	27,721	510,898
Marzetti Co.	12,353	1,320,165
McCormick & Co., Inc. - Non Voting Shares	154,666	7,872,499
MGP Ingredients, Inc.	10,000	177,000
Mission Produce, Inc. *	30,000	378,300
Molson Coors Beverage Co., Class B	97,976	4,071,883
Mondelez International, Inc., Class A	776,880	48,407,393
Monster Beverage Corp. *	432,576	41,691,675
National Beverage Corp.	13,198	417,585
Once Upon a Farm PBC *	7,000	106,190
PepsiCo, Inc.	827,621	115,502,787
Philip Morris International, Inc.	945,627	180,444,544
Pilgrim's Pride Corp.	32,002	875,575
Post Holdings, Inc. *	25,138	2,297,865
Primo Brands Corp.	148,573	3,372,607
Seaboard Corp.	185	816,453
Seneca Foods Corp., Class A *	3,880	642,101
Simply Good Foods Co. *	50,506	514,151
Suja Life, Inc., Class A *	8,000	84,720
Tootsie Roll Industries, Inc.	15,998	624,242
Turning Point Brands, Inc.	11,496	857,717
Tyson Foods, Inc., Class A	170,169	9,862,995
Universal Corp.	14,651	771,961
Utz Brands, Inc.	79,049	1,116,172
Vita Coco Co., Inc. *	26,499	1,747,344
Vital Farms, Inc. *	21,500	273,695
Westrock Coffee Co. *	25,000	203,000
		865,178,890

Health Care Equipment & Services 3.3%
Abbott Laboratories	1,055,721	111,589,710
Acadia Healthcare Co., Inc. *	54,481	1,613,727
Accendra Health, Inc. *	120,753	373,127
Acme United Corp.	1,454	82,674

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AdaptHealth Corp., Class A *	42,101	454,691
Addus HomeCare Corp. *	10,997	1,269,934
agilon health, Inc. *	8,165	747,996
Align Technology, Inc. *	40,499	6,850,811
Alignment Healthcare, Inc. *	98,127	1,457,186
Alphatec Holdings, Inc. *	72,252	687,839
AMN Healthcare Services, Inc. *	27,105	911,541
AngioDynamics, Inc. *	31,851	471,076
Anteris Technologies Global Corp. *	53,627	420,436
Ardent Health, Inc. *	12,542	133,823
Artivion, Inc. *	26,473	710,271
Astrana Health, Inc. *	29,420	1,046,175
AtriCure, Inc. *	30,151	1,138,502
Aveanna Healthcare Holdings, Inc. *	42,117	395,479
Axogen, Inc. *	34,706	1,464,940
Baxter International, Inc.	314,751	8,233,886
Becton Dickinson & Co.	167,993	27,823,001
Beta Bionics, Inc. *	33,409	428,637
Billiontoone, Inc., Class A *	2,925	405,405
Bioventus, Inc., Class A *	30,832	406,057
Boston Scientific Corp. *	902,674	42,181,956
BrightSpring Health Services, Inc. *	94,797	5,660,329
Brookdale Senior Living, Inc. *	141,999	2,073,185
Butterfly Network, Inc. *	129,773	922,686
Cardinal Health, Inc.	141,963	32,655,749
Castle Biosciences, Inc. *	19,426	543,928
Cencora, Inc.	118,091	36,766,452
Centene Corp. *	285,690	17,775,632
Ceribell, Inc. *	12,963	229,315
Certara, Inc. *	41,727	337,989
Cerus Corp. *	134,641	289,478
Chemed Corp.	8,046	4,282,483
Cigna Group	160,492	44,785,293
Claritev Corp. *	4,000	90,840
ClearPoint Neuro, Inc. *	21,369	319,253
Clover Health Investments Corp., Class A *	262,274	1,093,683
Community Health Systems, Inc. *	80,191	223,733
Concentra Group Holdings Parent, Inc.	72,220	2,285,763
CONMED Corp.	19,629	908,823
Cooper Cos., Inc. *	119,941	8,674,133
CorVel Corp. *	20,091	1,206,665
CVS Health Corp.	773,492	80,775,770
DaVita, Inc. *	19,241	4,619,572
Delcath Systems, Inc. *	12,977	158,579
Dentsply Sirona, Inc.	121,181	1,620,190
Dexcom, Inc. *	235,220	19,629,109
Doximity, Inc., Class A *	88,564	1,851,873
Edwards Lifesciences Corp. *	349,998	30,124,328
Electromed, Inc. *	3,594	146,384
Elevance Health, Inc.	131,561	49,445,886
Encompass Health Corp.	59,344	6,591,338
Enovis Corp. *	25,399	740,381
Ensign Group, Inc.	35,209	6,272,835
Envista Holdings Corp. *	97,731	2,669,034
Evolent Health, Inc., Class A *	81,000	250,290
Fulgent Genetics, Inc. *	12,671	209,705
GE HealthCare Technologies, Inc.	274,948	18,701,963
GeneDx Holdings Corp. *	13,176	857,889
Glaukos Corp. *	36,259	6,045,100
Globus Medical, Inc., Class A *	68,073	5,363,472
GMR Solutions, Inc., Class A *	30,565	393,677
GoodRx Holdings, Inc., Class A *	46,400	142,448
Guardant Health, Inc. *	80,142	12,982,203
Guardian Pharmacy Services, Inc., Class A *	16,928	669,164
Haemonetics Corp. *	30,218	2,584,848
HCA Healthcare, Inc.	93,838	37,778,240
SECURITY	NUMBER OF SHARES	VALUE ($)
Health Catalyst, Inc. *	158,321	330,891
HealthEquity, Inc. *	50,954	5,126,482
HealthStream, Inc.	16,829	471,885
HeartFlow, Inc. *	9,700	244,731
Henry Schein, Inc. *	58,307	4,999,825
Hims & Hers Health, Inc. *	131,448	3,650,311
Hinge Health, Inc., Class A *	19,793	1,478,735
Humana, Inc.	72,751	26,471,179
ICU Medical, Inc. *	14,662	2,470,694
IDEXX Laboratories, Inc. *	47,788	26,716,837
InfuSystem Holdings, Inc. *	10,655	97,387
Innovage Holding Corp. *	15,000	170,400
Inogen, Inc. *	16,555	106,780
Inspire Medical Systems, Inc. *	12,835	644,445
Insulet Corp. *	42,741	7,067,224
Integer Holdings Corp. *	20,616	2,498,865
Integra LifeSciences Holdings Corp. *	46,364	771,961
Intuitive Surgical, Inc. *	214,785	75,889,984
iRadimed Corp.	5,082	461,751
IRhythm Holdings, Inc. *	21,462	2,514,703
Joint Corp. *	11,143	92,375
Kestra Medical Technologies Ltd. *	12,000	273,960
Kewaunee Scientific Corp. *	1,200	42,864
KORU Medical Systems, Inc. *	12,813	52,661
Labcorp Holdings, Inc.	49,693	15,365,076
Lantheus Holdings, Inc. *	38,888	3,874,800
LeMaitre Vascular, Inc.	12,659	1,282,610
LENSAR, Inc. *	4,846	24,278
LifeMD, Inc. *	20,209	70,732
LifeStance Health Group, Inc. *	138,981	1,456,521
LivaNova PLC *	32,967	2,641,975
Lumexa Imaging Holdings, Inc. *	17,000	176,970
McKesson Corp.	72,952	62,460,773
Medline, Inc., Class A *	244,430	9,601,210
Medtronic PLC	776,896	66,339,149
Merit Medical Systems, Inc. *	37,243	3,166,027
Microbot Medical, Inc. *(a)	50,000	86,000
MiniMed Group, Inc. *	22,600	407,930
Molina Healthcare, Inc. *	32,019	6,263,557
National HealthCare Corp.	7,478	1,690,252
Neogen Corp. *	129,703	1,561,624
NeoGenomics, Inc. *	81,368	1,244,117
NeuroPace, Inc. *	13,356	172,159
Novocure Ltd. *	74,692	1,108,429
NRC Health	9,615	187,589
Nutex Health, Inc. *	3,771	555,959
Omada Health, Inc. *	6,858	136,063
OmniAb, Inc. *	48,133	95,303
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	26,652	942,681
Oncology Institute, Inc. *	40,000	194,400
OPKO Health, Inc. *	277,893	366,819
Option Care Health, Inc. *	93,527	2,153,927
OraSure Technologies, Inc. *	35,000	141,750
Orchestra BioMed Holdings, Inc. *	40,496	161,174
Orthofix Medical, Inc. *	22,050	260,190
OrthoPediatrics Corp. *	8,300	167,577
PACS Group, Inc. *	26,727	1,229,709
Pediatrix Medical Group, Inc. *	51,242	1,358,425
Pennant Group, Inc. *	21,830	880,186
Penumbra, Inc. *	24,193	7,770,550
Phreesia, Inc. *	38,000	407,740
Privia Health Group, Inc. *	78,704	1,862,924
Procept Biorobotics Corp. *	36,032	670,916
Pro-Dex, Inc. *	1,916	112,220
Progyny, Inc. *	49,350	1,536,265
Pulse Biosciences, Inc. *	9,273	325,760
Quest Diagnostics, Inc.	67,373	15,698,583

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
QuidelOrtho Corp. *	29,828	500,216
RadNet, Inc. *	44,917	2,864,806
ResMed, Inc.	87,886	18,542,188
RxSight, Inc. *	45,348	272,541
Sanara Medtech, Inc. *	1,654	56,004
Schrodinger, Inc. *	37,000	560,180
Senseonics Holdings, Inc. *	47,105	236,938
SI-BONE, Inc. *	24,218	430,112
Simulations Plus, Inc. *	18,882	344,219
Solventum Corp. *	89,045	7,608,005
Sonida Senior Living, Inc. *	23,116	932,962
STAAR Surgical Co. *	31,575	769,167
STERIS PLC	59,211	13,523,792
Strata Critical Medical, Inc. *	51,008	256,060
Strive, Inc., Class A *	34,742	385,984
Stryker Corp.	208,984	68,066,089
Surgery Partners, Inc. *	46,000	708,400
Tactile Systems Technology, Inc. *	14,000	394,380
Talkspace, Inc. *	88,164	460,216
Tandem Diabetes Care, Inc. *	41,337	806,071
Teladoc Health, Inc. *	105,641	708,851
Teleflex, Inc.	27,854	3,807,920
Tenet Healthcare Corp. *	52,766	13,443,721
TransMedics Group, Inc. *	23,296	1,782,377
U.S. Physical Therapy, Inc.	9,843	778,188
UFP Technologies, Inc. *	4,843	1,233,900
UnitedHealth Group, Inc.	550,889	228,288,402
Universal Health Services, Inc., Class B	32,407	5,458,635
Utah Medical Products, Inc.	2,665	187,936
Varex Imaging Corp. *	20,604	230,559
Veeva Systems, Inc., Class A *	91,236	18,592,072
Viemed Healthcare, Inc. *	16,000	186,720
Waystar Holding Corp. *	68,331	1,442,467
Zimmer Biomet Holdings, Inc.	118,192	11,101,775
		1,446,868,252

Household & Personal Products 0.8%
BellRing Brands, Inc. *	60,000	743,400
Central Garden & Pet Co., Class A *	36,296	1,375,981
Church & Dwight Co., Inc.	142,795	14,109,574
Clorox Co.	73,612	7,032,154
Colgate-Palmolive Co.	484,899	44,271,279
Coty, Inc., Class A *	225,000	618,750
Edgewell Personal Care Co.	28,000	761,320
elf Beauty, Inc. *	35,076	2,907,450
Energizer Holdings, Inc.	42,649	894,349
Estee Lauder Cos., Inc., Class A	149,622	12,553,286
Herbalife Ltd. *	64,292	798,507
Honest Co., Inc. *	49,277	179,861
Interparfums, Inc.	13,464	1,676,941
Kenvue, Inc.	1,167,212	22,457,159
Kimberly-Clark Corp.	202,223	22,104,996
Lifevantage Corp.	7,299	46,933
Medifast, Inc. *	8,935	87,831
Nature's Sunshine Products, Inc. *	8,762	176,554
Niagen Bioscience, Inc. *	24,667	83,868
Nu Skin Enterprises, Inc., Class A	23,590	122,432
Oil-Dri Corp. of America	7,618	755,782
Procter & Gamble Co.	1,412,495	204,091,403
Reynolds Consumer Products, Inc.	34,465	859,557
Spectrum Brands Holdings, Inc.	13,629	1,209,846
United-Guardian, Inc.	3,342	23,561
USANA Health Sciences, Inc. *	7,000	154,770
WD-40 Co.	8,317	1,889,123
		341,986,667

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.8%
Abacus Global Management, Inc.	35,786	368,954
Aflac, Inc.	276,627	35,264,410
Allstate Corp.	155,655	41,105,372
American Coastal Insurance Corp., Class C	16,093	170,908
American Financial Group, Inc.	42,360	6,003,259
American International Group, Inc.	320,784	25,207,207
AMERISAFE, Inc.	14,109	409,725
Aon PLC, Class A	129,467	46,679,327
Arch Capital Group Ltd. *	211,096	21,221,481
Arthur J Gallagher & Co.	155,905	38,885,825
Assurant, Inc.	30,159	8,420,091
Assured Guaranty Ltd.	27,638	2,286,215
Axis Capital Holdings Ltd.	45,083	4,748,142
Baldwin Insurance Group, Inc., Class A *	53,958	1,496,795
Bowhead Specialty Holdings, Inc. *	9,325	285,252
Brighthouse Financial, Inc. *	33,531	2,075,904
Brown & Brown, Inc.	175,918	12,384,627
Chubb Ltd.	218,414	76,593,422
Cincinnati Financial Corp.	93,925	16,688,594
Citizens, Inc. *	24,606	116,386
CNA Financial Corp.	11,874	623,029
CNO Financial Group, Inc.	55,506	3,057,826
Crawford & Co., Class A	10,215	111,446
Donegal Group, Inc., Class A	6,507	128,448
Employers Holdings, Inc.	11,659	589,363
Erie Indemnity Co., Class A	15,248	3,690,626
Ethos Technologies, Inc., Class A *	10,000	204,200
Everest Group Ltd.	24,062	9,002,797
F&G Annuities & Life, Inc.	23,659	675,938
Fidelity National Financial, Inc.	154,908	7,991,704
First American Financial Corp.	60,593	4,543,869
Genworth Financial, Inc., Class A *	232,975	2,290,144
Globe Life, Inc.	47,361	8,631,542
Goosehead Insurance, Inc., Class A *	11,620	720,440
Greenlight Capital Re Ltd., Class A *	15,834	263,636
Hagerty, Inc., Class A *	15,234	175,648
Hanover Insurance Group, Inc.	21,330	4,961,998
Hartford Insurance Group, Inc.	165,457	23,480,003
HCI Group, Inc.	6,556	1,147,366
Heritage Insurance Holdings, Inc. *	14,125	414,851
Hippo Holdings, Inc. *	19,494	613,086
Horace Mann Educators Corp.	24,977	1,301,552
Investors Title Co.	697	201,635
James River Group Holdings, Inc.	17,990	80,775
Kemper Corp.	36,000	1,021,680
Kingstone Cos., Inc.	5,000	99,850
Kingsway Corp. *	15,983	142,409
Kinsale Capital Group, Inc.	13,551	4,829,847
Lemonade, Inc. *	41,833	2,020,952
Lincoln National Corp.	105,186	4,797,534
Loews Corp.	101,934	11,825,363
Markel Group, Inc. *	7,562	14,234,255
Marsh & McLennan Cos., Inc.	292,066	55,402,000
MBIA, Inc. *	22,069	112,993
Mercury General Corp.	15,958	1,709,421
MetLife, Inc.	327,370	31,470,078
Neptune Insurance Holdings, Inc., Class A *	20,995	665,752
NI Holdings, Inc. *	8,782	133,047
Octave Specialty Group, Inc. *	49,456	267,062
Old Republic International Corp.	136,420	5,894,708
Oscar Health, Inc., Class A *	136,481	4,260,937
Palomar Holdings, Inc. *	15,722	2,103,446
Primerica, Inc.	18,988	6,075,401
Principal Financial Group, Inc.	119,523	13,589,765

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Progressive Corp.	354,618	74,973,338
Prudential Financial, Inc.	209,944	25,629,964
Reinsurance Group of America, Inc.	39,707	9,404,603
RenaissanceRe Holdings Ltd.	25,945	8,301,881
RLI Corp.	57,818	3,540,774
Root, Inc., Class A *	11,029	597,220
Ryan Specialty Holdings, Inc., Class A	73,865	3,261,878
Safety Insurance Group, Inc.	8,334	861,652
Selective Insurance Group, Inc.	36,119	3,423,720
Selectquote, Inc. *	125,000	93,375
SiriusPoint Ltd. *	63,333	1,497,826
Skyward Specialty Insurance Group, Inc. *	23,292	1,396,355
Slide Insurance Holdings, Inc. *	13,264	264,882
Stewart Information Services Corp.	17,487	1,181,946
Tiptree, Inc.	9,652	171,516
Travelers Cos., Inc.	128,454	48,088,039
Trupanion, Inc. *	21,359	523,082
TWFG, Inc. *	5,800	155,440
United Fire Group, Inc.	14,169	727,720
Universal Insurance Holdings, Inc.	15,897	694,858
Unum Group	87,864	7,565,969
W.R. Berkley Corp.	179,319	13,007,800
White Mountains Insurance Group Ltd.	1,455	3,052,197
Willis Towers Watson PLC	57,365	19,270,051
		803,656,404

Materials 2.1%
AdvanSix, Inc.	15,740	315,744
Air Products & Chemicals, Inc.	135,076	39,832,562
Albemarle Corp.	71,410	8,400,672
Alcoa Corp.	162,832	7,369,776
Alpha Metallurgical Resources, Inc. *	6,468	887,151
Alto Ingredients, Inc. *	71,979	342,620
Amcor PLC	280,920	12,607,690
American Battery Technology Co. *	83,995	175,550
Amrize Ltd. *	314,182	15,366,642
AptarGroup, Inc.	39,739	5,323,436
Ascent Industries Co. *	4,646	71,874
Ashland, Inc.	27,403	1,989,732
ASP Isotopes, Inc. *(a)	70,427	281,708
Aspen Aerogels, Inc. *	34,000	157,420
Avery Dennison Corp.	46,761	7,936,745
Avient Corp.	54,495	1,979,258
Axalta Coating Systems Ltd. *	131,195	4,698,093
Balchem Corp.	19,003	3,184,048
Ball Corp.	161,673	10,492,578
Cabot Corp.	31,152	2,741,999
Celanese Corp., Class A	66,012	2,952,057
Century Aluminum Co. *	34,142	1,528,537
CF Industries Holdings, Inc.	92,892	11,629,149
Chemours Co.	89,517	1,486,877
Cleveland-Cliffs, Inc. *	351,141	4,045,144
Coeur Mining, Inc.	624,277	9,307,970
Commercial Metals Co.	66,020	4,536,894
Compass Minerals International, Inc. *	22,403	657,304
Contango Silver & Gold, Inc. *	15,915	245,091
Core Molding Technologies, Inc. *	2,885	67,971
Corteva, Inc.	405,726	31,934,693
CRH PLC	406,959	38,665,175
Crown Holdings, Inc.	66,622	7,851,403
Dakota Gold Corp. *	58,026	263,438
Dow, Inc.	440,327	13,337,505
DuPont de Nemours, Inc.	82,287	11,273,319
Eagle Materials, Inc.	18,549	3,801,432
SECURITY	NUMBER OF SHARES	VALUE ($)
Eastman Chemical Co.	69,846	4,885,728
Ecolab, Inc.	153,116	42,509,595
Ecovyst, Inc. *	62,976	759,491
Element Solutions, Inc.	138,068	5,071,238
Flotek Industries, Inc. *	13,068	307,621
FMC Corp.	76,007	814,035
Freeport-McMoRan, Inc.	870,510	54,520,041
Friedman Industries, Inc.	2,834	94,230
Graphic Packaging Holding Co.	199,688	2,142,652
Greif, Inc., Class A	18,629	1,612,340
Hawkins, Inc.	12,259	1,569,520
HB Fuller Co.	31,363	1,734,374
Hecla Mining Co.	405,850	5,730,602
Huntsman Corp.	97,857	955,084
Hycroft Mining Holding Corp., Class A *	40,288	786,825
Idaho Strategic Resources, Inc. *	8,743	245,416
Ingevity Corp. *	21,503	1,572,084
Innospec, Inc.	14,629	1,257,801
International Flavors & Fragrances, Inc.	154,500	12,239,490
International Paper Co.	324,139	13,234,595
Intrepid Potash, Inc. *	6,065	205,967
Ivanhoe Electric, Inc. *	65,658	600,771
Kaiser Aluminum Corp.	9,562	1,526,860
Knife River Corp. *	33,361	2,441,024
Koppers Holdings, Inc.	10,777	528,289
Linde PLC	280,650	134,257,347
LSB Industries, Inc. *	38,728	421,361
LyondellBasell Industries NV, Class A	159,534	9,903,871
Magnera Corp. *	21,591	286,081
Martin Marietta Materials, Inc.	36,382	19,105,643
Materion Corp.	12,452	2,625,380
Mativ Holdings, Inc.	29,717	259,429
McEwen, Inc. *	27,009	466,986
Metallus, Inc. *	23,743	477,709
Minerals Technologies, Inc.	18,224	1,389,398
Mosaic Co.	203,798	4,508,012
MP Materials Corp. *	82,660	3,419,644
Myers Industries, Inc.	24,586	839,858
NewMarket Corp.	4,514	3,837,622
Newmont Corp.	649,090	60,826,224
Northern Technologies International Corp.	2,657	21,309
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	138,068	35,523,516
O-I Glass, Inc. *	93,000	664,950
Olin Corp.	67,135	1,242,669
Orion SA	49,942	337,108
Packaging Corp. of America	53,978	13,269,952
Perimeter Solutions, Inc. *	95,130	2,911,929
PPG Industries, Inc.	135,378	14,961,977
PureCycle Technologies, Inc. *(a)	91,539	583,103
Quaker Chemical Corp.	8,126	1,304,386
Ramaco Resources, Inc., Class A *	33,629	308,378
Ranpak Holdings Corp., Class A *	30,000	153,600
Rayonier Advanced Materials, Inc. *	42,420	379,659
REalloys, Inc. *(a)	30,000	263,400
Reliance, Inc.	30,816	12,514,378
Royal Gold, Inc.	50,048	9,927,021
RPM International, Inc.	77,267	8,272,978
Ryerson Holding Corp.	28,151	782,316
Scotts Miracle-Gro Co.	27,030	1,775,330
Sensient Technologies Corp.	25,051	3,098,057
Sherwin-Williams Co.	138,896	47,342,702
Silgan Holdings, Inc.	53,624	2,143,888
Smith-Midland Corp. *	1,800	48,843
Smurfit Westrock PLC	319,762	14,699,459
Solitario Resources Corp. *	44,899	32,960

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Solstice Advanced Materials, Inc.	96,585	5,811,519
Sonoco Products Co.	59,822	3,371,568
Steel Dynamics, Inc.	82,698	20,778,699
Stepan Co.	14,805	949,593
SunCoke Energy, Inc.	44,951	381,184
Suncrete, Inc., Class A *	33,396	564,058
Sylvamo Corp.	25,119	939,702
Tredegar Corp. *	27,832	211,245
TriMas Corp.	17,344	692,546
Tronox Holdings PLC	81,638	476,766
U.S. Antimony Corp. *	76,418	387,439
U.S. Gold Corp. *	7,270	94,365
U.S. Lime & Minerals, Inc.	6,538	721,141
USA Rare Earth, Inc. *	109,528	1,637,444
Valhi, Inc.	1,628	21,880
Vulcan Materials Co.	78,192	21,000,025
Warrior Met Coal, Inc.	31,219	2,479,101
Westlake Corp.	20,157	1,421,068
Worthington Steel, Inc.	20,976	755,346
		902,968,052

Media & Entertainment 8.2%
Advantage Solutions, Inc. *	5,797	227,474
Alphabet, Inc., Class A	3,558,225	1,267,190,669
Alphabet, Inc., Class C	2,868,096	1,022,906,438
AMC Entertainment Holdings, Inc., Class A *	496,511	1,400,161
AMC Global Media, Inc., Class A *	33,212	371,974
Angel Studios, Inc. *	48,974	198,834
Atlanta Braves Holdings, Inc., Class C *	34,307	1,743,825
Boston Omaha Corp., Class A *	8,359	118,531
Bumble, Inc., Class A *	48,246	137,501
Cable One, Inc. *	5,550	221,944
Cargurus, Inc. *	49,039	1,777,173
Cars.com, Inc. *	46,507	551,108
Charter Communications, Inc., Class A *	51,441	7,457,916
Cinemark Holdings, Inc.	61,427	2,247,614
Clear Channel Outdoor Holdings, Inc. *	189,084	457,583
CuriosityStream, Inc.	23,041	56,220
DHI Group, Inc. *	17,605	74,117
DoubleVerify Holdings, Inc. *	86,669	975,026
EchoStar Corp., Class A *	83,064	6,984,852
Electronic Arts, Inc.	135,878	28,515,357
Entravision Communications Corp., Class A	34,841	390,916
EverQuote, Inc., Class A *	23,342	588,685
EW Scripps Co., Class A *	70,247	197,394
Fox Corp., Class A	198,718	11,571,349
fuboTV, Inc., Class A *(a)	28,556	252,721
Gray Media, Inc.	43,415	175,397
Grindr, Inc. *	22,844	396,115
Ibotta, Inc., Class A *	7,000	168,000
iHeartMedia, Inc., Class A *	65,000	233,350
IZEA Worldwide, Inc. *	6,054	20,947
John Wiley & Sons, Inc., Class A	26,867	1,402,457
Liberty Broadband Corp., Class C *	79,797	2,716,290
Liberty Media Corp.-Liberty Formula One, Class C *	148,243	14,547,086
Lionsgate Studios Corp. *	139,120	1,847,514
Live Nation Entertainment, Inc. *	95,260	16,587,624
LiveOne, Inc. *	3,979	17,826
Madison Square Garden Entertainment Corp., Class A *	25,288	1,953,751
SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Sports Corp. *	10,822	4,260,405
Magnite, Inc. *	87,392	1,686,666
Marchex, Inc., Class B *	24,313	41,818
Marcus Corp.	10,398	302,582
Match Group, Inc.	139,770	5,508,336
MediaAlpha, Inc., Class A *	18,518	229,253
Meta Platforms, Inc., Class A	1,332,361	741,738,692
National CineMedia, Inc.	44,303	177,655
Netflix, Inc. *	2,553,666	183,123,389
New York Times Co., Class A	98,586	7,383,106
News Corp., Class A	305,174	8,410,595
Nexstar Media Group, Inc., Class A	18,148	3,457,738
Nextdoor Holdings, Inc. *	113,778	252,587
NIQ Global Intelligence PLC *	20,374	227,578
Omnicom Group, Inc.	173,178	13,629,109
Paramount Skydance Corp., Class B (a)	204,623	1,628,799
People, Inc. *	39,188	1,629,045
Pinterest, Inc., Class A *	297,169	7,135,028
Playtika Holding Corp.	69,711	278,147
PubMatic, Inc., Class A *	19,365	243,999
QuinStreet, Inc. *	38,747	600,578
Reddit, Inc., Class A *	79,027	11,116,728
Reservoir Media, Inc. *	14,527	148,756
ROBLOX Corp., Class A *	408,157	14,530,389
Roku, Inc. *	80,841	11,722,753
RUM Group, Inc. *(a)	81,471	475,791
Scholastic Corp.	12,861	522,800
Sinclair, Inc.	32,603	447,965
Sirius XM Holdings, Inc.	119,863	3,550,342
Snap, Inc., Class A *	667,619	3,131,133
Sphere Entertainment Co. *	15,809	2,264,639
Stagwell, Inc., Class A *	83,544	705,947
Starz Entertainment Corp. *	5,995	155,990
Stubhub Holdings, Inc., Class A *	41,782	352,640
Take-Two Interactive Software, Inc. *	105,011	25,509,272
TechTarget, Inc. *	17,506	78,602
TKO Group Holdings, Inc.	37,992	6,907,326
Townsquare Media, Inc., Class A	6,366	37,687
Trade Desk, Inc., Class A *	269,449	4,860,860
Travelzoo *	4,020	29,065
TripAdvisor, Inc. *	75,516	1,069,684
Trump Media & Technology Group Corp. *	77,591	765,047
USA TODAY Co., Inc. *	69,602	604,841
Versant Media Group, Inc.	85,485	3,076,605
Walt Disney Co.	1,051,479	101,141,765
Warner Bros Discovery, Inc. *	1,503,512	39,542,366
Warner Music Group Corp., Class A	88,432	2,295,695
Webtoon Entertainment, Inc. *(a)	10,247	93,453
Yelp, Inc., Class A *	36,709	970,219
Zedge, Inc., Class B	11,319	33,391
Ziff Davis, Inc. *	25,127	1,333,741
ZipRecruiter, Inc., Class A *	35,000	137,900
ZoomInfo Technologies, Inc., Class A *	99,099	327,027
		3,616,567,263

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
10X Genomics, Inc., Class A *	70,435	3,329,462
4D Molecular Therapeutics, Inc. *	24,050	244,829
AbbVie, Inc.	1,071,153	268,795,134
Abeona Therapeutics, Inc. *	23,850	153,117
Absci Corp. *	104,004	809,151
ACADIA Pharmaceuticals, Inc. *	74,509	1,927,548
Achieve Life Sciences, Inc. *(a)	43,000	276,060
Aclaris Therapeutics, Inc. *	96,899	503,875

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Adaptive Biotechnologies Corp. *	72,414	1,634,384
ADMA Biologics, Inc. *	140,859	1,191,667
Agenus, Inc. *(a)	15,000	112,500
Agilent Technologies, Inc.	170,634	23,610,627
Agios Pharmaceuticals, Inc. *	36,506	1,095,910
Akebia Therapeutics, Inc. *	169,804	224,141
Aktis Oncology, Inc. *	13,000	286,910
Alamar Biosciences, Inc. *	17,549	445,043
Alector, Inc. *	50,000	75,500
Alkermes PLC *	102,614	5,027,060
Allogene Therapeutics, Inc. *	148,999	280,118
Alnylam Pharmaceuticals, Inc. *	80,893	16,625,129
Altimmune, Inc. *	140,831	399,960
Alto Neuroscience, Inc. *	16,417	444,408
Alumis, Inc. *	51,589	1,457,389
Amgen, Inc.	327,073	125,975,437
Amneal Pharmaceuticals, Inc. *	105,437	1,931,606
Amphastar Pharmaceuticals, Inc. *	19,039	379,638
Amylyx Pharmaceuticals, Inc. *	50,499	1,025,635
AnaptysBio, Inc. *	11,800	629,648
ANI Pharmaceuticals, Inc. *	11,122	881,307
Anika Therapeutics, Inc. *	10,000	192,800
Anixa Biosciences, Inc. *	12,785	43,725
Annexon, Inc. *	84,264	429,325
Apogee Therapeutics, Inc. *	35,483	4,757,915
Aquestive Therapeutics, Inc. *	43,867	162,089
Arbutus Biopharma Corp. *	100,328	435,423
Arcturus Therapeutics Holdings, Inc. *	13,000	74,880
Arcus Biosciences, Inc. *	53,725	1,514,508
Arcutis Biotherapeutics, Inc. *	67,528	1,813,802
Ardelyx, Inc. *	147,490	730,075
ArriVent Biopharma, Inc. *	20,269	604,422
Arrowhead Pharmaceuticals, Inc. *	85,721	7,256,283
ARS Pharmaceuticals, Inc. *(a)	41,900	214,947
Arvinas, Inc. *	44,832	360,001
Assembly Biosciences, Inc. *	6,704	168,337
AtaiBeckley, Inc. *	120,000	861,600
Atara Biotherapeutics, Inc. *	1,643	13,768
Atea Pharmaceuticals, Inc. *	45,000	211,500
Atrium Therapeutics, Inc. *	7,037	79,870
Aura Biosciences, Inc. *	58,464	409,833
Avalo Therapeutics, Inc. *	38,083	695,015
Avalyn Pharma, Inc. *	16,089	463,202
Avantor, Inc. *	423,138	5,830,842
Avita Medical, Inc. *	15,000	66,000
Axsome Therapeutics, Inc. *	26,787	5,839,298
Azenta, Inc. *	23,306	655,598
Beam Therapeutics, Inc. *	59,702	1,523,595
Benitec Biopharma, Inc. *	19,000	222,490
Bicara Therapeutics, Inc. *	32,379	877,471
BioAge Labs, Inc. *	19,714	178,215
BioCryst Pharmaceuticals, Inc. *	147,413	1,323,769
Biogen, Inc. *	89,538	18,171,737
Biohaven Ltd. *	92,213	1,244,875
BioLife Solutions, Inc. *	28,840	902,115
BioMarin Pharmaceutical, Inc. *	117,310	7,040,946
Bio-Rad Laboratories, Inc., Class A *	10,739	3,495,330
Bio-Techne Corp.	96,070	6,925,686
Black Diamond Therapeutics, Inc. *	14,484	24,478
BridgeBio Oncology Therapeutics, Inc. *	32,000	258,880
Bridgebio Pharma, Inc. *	103,763	8,310,379
Bristol-Myers Squibb Co.	1,236,438	80,751,766
Bruker Corp.	69,117	4,343,312
C4 Therapeutics, Inc. *	40,958	142,534
Cabaletta Bio, Inc. *	113,690	304,689
CAMP4 Therapeutics Corp. *(a)	20,000	69,000
Candel Therapeutics, Inc. *(a)	49,396	494,454
SECURITY	NUMBER OF SHARES	VALUE ($)
Capricor Therapeutics, Inc. *	30,264	116,516
CareDx, Inc. *	32,640	1,426,694
Caribou Biosciences, Inc. *	46,922	68,506
Celcuity, Inc. *	24,481	2,114,669
Celldex Therapeutics, Inc. *	47,460	1,806,328
Century Therapeutics, Inc. *(a)	79,415	160,418
CG oncology, Inc. *	48,363	3,442,962
Champions Oncology, Inc. *	6,854	36,737
Charles River Laboratories International, Inc. *	30,112	7,001,341
Climb Bio, Inc. *	22,000	261,800
Codexis, Inc. *	45,863	64,208
Cogent Biosciences, Inc. *	107,228	4,174,386
Cognition Therapeutics, Inc. *	84,940	75,563
Coherus Oncology, Inc. *	109,420	154,282
Collegium Pharmaceutical, Inc. *	20,258	716,931
Compass Therapeutics, Inc. *	108,322	206,895
Contineum Therapeutics, Inc., Class A *	15,969	247,360
Corbus Pharmaceuticals Holdings, Inc. *	20,000	179,400
Corcept Therapeutics, Inc. *	58,224	6,666,066
CorMedix, Inc. *(a)	48,604	365,988
Corvus Pharmaceuticals, Inc. *	46,695	619,176
Coya Therapeutics, Inc. *	10,000	41,900
Crinetics Pharmaceuticals, Inc. *	67,529	5,640,022
CRISPR Therapeutics AG *	57,024	2,736,582
CryoPort, Inc. *	30,567	461,256
Cullinan Therapeutics, Inc. *	34,598	570,867
Cytek Biosciences, Inc. *	55,000	232,100
Cytokinetics, Inc. *	83,755	6,460,023
CytomX Therapeutics, Inc. *	128,796	399,268
Damora Therapeutics, Inc. *(a)	12,500	362,375
Danaher Corp.	381,396	74,364,592
Definium Therapeutics, Inc. *	79,611	3,464,671
Denali Therapeutics, Inc. *	90,464	2,082,481
Design Therapeutics, Inc. *	15,000	182,700
DiaMedica Therapeutics, Inc. *	13,251	84,011
Dianthus Therapeutics, Inc. *	25,427	2,718,655
Disc Medicine, Inc. *	19,425	1,495,725
Dyne Therapeutics, Inc. *	100,277	2,524,975
Edgewise Therapeutics, Inc. *	46,416	1,783,767
Editas Medicine, Inc. *	64,120	165,430
Eikon Therapeutics, Inc. *(a)	14,000	128,940
Elanco Animal Health, Inc. *	301,740	7,956,884
Eledon Pharmaceuticals, Inc. *	59,987	202,756
Eli Lilly & Co.	479,978	551,417,925
Emergent BioSolutions, Inc. *	52,422	378,487
Enanta Pharmaceuticals, Inc. *	16,254	204,800
Enliven Therapeutics, Inc. *	32,865	1,801,331
Erasca, Inc. *	163,794	2,972,861
Eton Pharmaceuticals, Inc. *	13,239	614,554
Evolus, Inc. *	31,279	182,669
Evommune, Inc. *	12,000	135,000
Exelixis, Inc. *	152,552	8,089,833
EyePoint, Inc. *	47,024	576,044
First Tracks Biotherapeutics, Inc. *	25,291	1,113,816
Foghorn Therapeutics, Inc. *	30,000	135,900
Forte Biosciences, Inc. *	6,923	530,302
Fortrea Holdings, Inc. *	59,284	1,136,474
Fulcrum Therapeutics, Inc. *	32,522	116,429
Genelux Corp. *	25,000	73,500
Generate Biomedicines, Inc. *	25,592	358,288
Geron Corp. *	365,841	471,935
Gilead Sciences, Inc.	753,466	98,108,808
Ginkgo Bioworks Holdings, Inc. *	26,379	213,406
GRAIL, Inc. *	21,470	1,471,983
Greenwich Lifesciences, Inc. *(a)	2,671	36,058
Gyre Therapeutics, Inc. *(a)	20,984	120,658

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Halozyme Therapeutics, Inc. *	72,012	5,943,870
Harmony Biosciences Holdings, Inc. *	25,413	895,554
Harrow, Inc. *	20,302	787,109
Hemab Therapeutics Holdings, Inc. *	12,200	580,110
Humacyte, Inc. *	415,181	271,279
Hyperliquid Strategies, Inc. *	78,272	486,069
Ideaya Biosciences, Inc. *	54,603	1,938,406
Illumina, Inc. *	92,243	18,919,039
Immix Biopharma, Inc. *	47,380	394,202
Immuneering Corp., Class A *(a)	37,344	154,231
Immunic, Inc. *	8,500	118,745
ImmunityBio, Inc. *(a)	216,962	1,555,617
Immunome, Inc. *	62,658	1,426,096
Immunovant, Inc. *	47,925	1,850,863
Incyte Corp. *	101,335	12,111,559
Indivior Pharmaceuticals, Inc. *	74,115	2,965,341
Inhibrx Biosciences, Inc. *	6,000	492,300
Innoviva, Inc. *	39,953	837,814
Insmed, Inc. *	132,737	13,087,868
Instil Bio, Inc. *	2,981	21,225
Intellia Therapeutics, Inc. *	83,870	895,732
Ionis Pharmaceuticals, Inc. *	102,310	5,296,589
Iovance Biotherapeutics, Inc. *	259,003	1,054,142
IQVIA Holdings, Inc. *	101,142	23,770,393
Ironwood Pharmaceuticals, Inc., Class A *	95,218	402,772
Jade Biosciences, Inc. *	22,607	446,488
Janux Therapeutics, Inc. *	33,586	509,500
Jazz Pharmaceuticals PLC *	38,169	9,651,413
Johnson & Johnson	1,461,322	374,609,895
Kailera Therapeutics, Inc. *(a)	30,000	508,200
Karyopharm Therapeutics, Inc. *	13,400	25,728
Keros Therapeutics, Inc. *	9,571	96,380
Kodiak Sciences, Inc. *	26,322	1,094,469
Krystal Biotech, Inc. *	15,987	5,453,485
Kura Oncology, Inc. *	28,851	259,947
Kymera Therapeutics, Inc. *	40,017	4,137,758
Kyverna Therapeutics, Inc. *	25,000	182,500
Larimar Therapeutics, Inc. *	44,839	171,285
LB Pharmaceuticals, Inc. *	14,457	579,437
LENZ Therapeutics, Inc. *(a)	18,000	95,400
Lexicon Pharmaceuticals, Inc. *	150,000	346,500
Lifecore Biomedical, Inc. *	18,427	81,447
Ligand Pharmaceuticals, Inc. *	11,899	3,421,438
Lineage Cell Therapeutics, Inc. *(a)	129,818	140,203
Lipocine, Inc. *	2,942	6,237
Liquidia Corp. *	45,878	3,858,799
Lyell Immunopharma, Inc. *	8,143	105,370
MacroGenics, Inc. *	40,000	147,600
Madrigal Pharmaceuticals, Inc. *	11,451	5,351,281
MannKind Corp. *	188,864	738,458
MapLight Therapeutics, Inc. *	11,837	154,118
Maravai LifeSciences Holdings, Inc., Class A *	69,631	457,476
MaxCyte, Inc. *	114,828	120,569
Maze Therapeutics, Inc. *	21,905	589,683
MBX Biosciences, Inc. *	15,891	1,047,694
MediciNova, Inc. *	71,506	95,103
Medpace Holdings, Inc. *	13,732	7,924,874
Merck & Co., Inc.	1,498,509	195,105,872
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	4,652	468,968
Mettler-Toledo International, Inc. *	12,262	17,366,671
MiMedx Group, Inc. *	45,000	185,850
Mineralys Therapeutics, Inc. *	44,176	1,127,371
Minerva Neurosciences, Inc. *	31,000	123,380
Mirum Pharmaceuticals, Inc. *	31,048	3,289,536
Moderna, Inc. *	215,405	11,808,502
Monopar Therapeutics, Inc. *	3,000	325,050
SECURITY	NUMBER OF SHARES	VALUE ($)
Monte Rosa Therapeutics, Inc. *	39,103	645,982
Myriad Genetics, Inc. *	60,000	171,600
Natera, Inc. *	86,810	23,244,246
Nektar Therapeutics *	23,395	1,653,325
Neumora Therapeutics, Inc. *	42,000	67,620
Neurocrine Biosciences, Inc. *	61,017	10,177,636
Neurogene, Inc. *	5,239	172,311
Nkarta, Inc. *	22,478	46,979
Novavax, Inc. *	98,347	719,900
Nurix Therapeutics, Inc. *	58,686	1,362,102
Nuvation Bio, Inc. *	149,199	944,430
Nuvectis Pharma, Inc. *	15,600	335,712
Ocugen, Inc. *(a)	210,254	258,612
Ocular Therapeutix, Inc. *	104,198	851,298
Odyssey Therapeutics, Inc. *	15,000	283,950
Olema Pharmaceuticals, Inc. *	33,039	378,297
Omeros Corp., Class B *(a)	41,846	495,457
Opus Genetics, Inc. *	35,000	129,850
Organon & Co.	155,644	2,108,976
ORIC Pharmaceuticals, Inc. *	64,580	714,901
Oruka Therapeutics, Inc. *	32,257	3,113,123
Ovid therapeutics, Inc. *	157,253	349,102
Pacific Biosciences of California, Inc. *	289,484	405,278
Pacira BioSciences, Inc. *	23,777	627,951
Palisade Bio, Inc. *	76,000	144,020
Palvella Therapeutics, Inc. *	5,926	823,951
Perrigo Co. PLC	81,912	828,130
Personalis, Inc. *	47,941	606,933
Perspective Therapeutics, Inc. *	53,471	155,601
Pfizer, Inc.	3,451,022	86,310,060
Phathom Pharmaceuticals, Inc. *	32,962	288,417
Phibro Animal Health Corp., Class A	13,448	488,566
Praxis Precision Medicines, Inc. *	15,942	4,907,426
Precigen, Inc. *	107,713	675,360
Precision BioSciences, Inc. *	20,000	139,800
Prestige Consumer Healthcare, Inc. *	28,315	1,421,979
Prime Medicine, Inc. *	77,214	225,465
ProKidney Corp. *(a)	49,000	75,460
Protagonist Therapeutics, Inc. *	38,307	5,234,268
Protara Therapeutics, Inc. *	35,000	137,200
Prothena Corp. PLC *	27,500	223,300
PTC Therapeutics, Inc. *	52,218	3,551,346
Puma Biotechnology, Inc. *	19,453	154,262
Quantum-Si, Inc. *	76,645	54,602
Rapport Therapeutics, Inc. *	16,710	684,776
Recursion Pharmaceuticals, Inc., Class A *	382,275	1,146,825
Regeneron Pharmaceuticals, Inc.	60,460	46,108,610
REGENXBIO, Inc. *	32,786	317,696
Relay Therapeutics, Inc. *	109,243	2,057,046
Relmada Therapeutics, Inc. *	53,081	281,860
Repligen Corp. *	33,290	4,694,223
Replimune Group, Inc. *	49,000	548,800
Revolution Medicines, Inc. *	121,187	22,726,198
Revvity, Inc.	68,877	7,750,040
Rezolute, Inc. *	60,257	284,413
Rhythm Pharmaceuticals, Inc. *	39,305	3,901,021
Rigel Pharmaceuticals, Inc. *	11,579	426,223
Rocket Pharmaceuticals, Inc. *	50,000	155,500
Roivant Sciences Ltd. *	274,081	9,294,087
Royalty Pharma PLC, Class A	236,051	13,792,460
Sagimet Biosciences, Inc., Class A *	33,033	234,865
Sana Biotechnology, Inc. *	69,685	218,114
Sarepta Therapeutics, Inc. *	65,417	972,097
Savara, Inc. *	79,785	435,626
Scholar Rock Holding Corp. *	63,163	2,987,294
Seaport Therapeutics, Inc. *	18,093	370,183

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SELLAS Life Sciences Group, Inc. *(a)	112,901	1,130,139
Septerna, Inc. *	13,690	471,620
Shattuck Labs, Inc. *	40,881	289,029
SIGA Technologies, Inc.	17,097	55,907
Sionna Therapeutics, Inc. *	8,762	412,953
Solid Biosciences, Inc. *	53,125	428,187
Sotera Health Co. *	167,696	2,995,051
Spero Therapeutics, Inc. *	28,565	33,421
SpyGlass Pharma, Inc. *	7,200	162,216
Spyre Therapeutics, Inc. *	46,825	4,604,302
Standard BioTools, Inc. *	150,000	130,200
Stoke Therapeutics, Inc. *	37,996	1,096,565
Summit Therapeutics, Inc. *	90,467	1,177,880
Supernus Pharmaceuticals, Inc. *	34,337	1,532,460
Sutro Biopharma, Inc. *	10,500	253,785
Syndax Pharmaceuticals, Inc. *	54,559	1,039,349
Tango Therapeutics, Inc. *	74,655	2,029,123
Tarsus Pharmaceuticals, Inc. *	23,467	1,385,492
Taysha Gene Therapies, Inc. *	167,251	980,091
Tectonic Therapeutic, Inc. *	4,711	132,049
Tempus AI, Inc., Class A *	65,380	2,868,221
TG Therapeutics, Inc. *	80,963	4,212,505
Theravance Biopharma, Inc. *	21,449	361,630
Thermo Fisher Scientific, Inc.	225,021	129,229,560
Third Harmonic Bio, Inc. *(b)	11,232	0
Tonix Pharmaceuticals Holding Corp. *(a)	16,263	162,793
Travere Therapeutics, Inc. *	58,359	3,261,684
Trevi Therapeutics, Inc. *	68,588	1,251,731
Twist Bioscience Corp. *	39,315	3,599,288
Tyra Biosciences, Inc. *	15,817	504,246
Ultragenyx Pharmaceutical, Inc. *	53,281	1,327,230
uniQure NV *	40,698	1,775,654
United Therapeutics Corp. *	25,652	13,280,297
Upstream Bio, Inc. *	21,000	132,510
Vanda Pharmaceuticals, Inc. *	32,000	163,200
Vaxcyte, Inc. *	82,785	4,477,013
Vera Therapeutics, Inc., Class A *	38,815	1,245,961
Veracyte, Inc. *	47,279	2,189,963
VeraDermics, Inc. *(a)	11,670	1,225,350
Verastem, Inc. *	49,159	285,122
Vericel Corp. *	31,392	1,442,776
Vertex Pharmaceuticals, Inc. *	153,682	73,321,682
Veru, Inc. *	6,500	14,560
Viatris, Inc.	712,653	12,514,187
Viking Therapeutics, Inc. *	73,662	2,338,032
Vir Biotechnology, Inc. *	74,185	642,442
Viridian Therapeutics, Inc. *	66,455	1,257,329
Vor BioPharma, Inc. *	22,204	469,615
Voyager Therapeutics, Inc. *	23,000	69,690
Waters Corp. *	59,757	22,546,914
WaVe Life Sciences Ltd. *	88,970	490,225
West Pharmaceutical Services, Inc.	42,726	14,567,857
X4 Pharmaceuticals, Inc. *	66,731	265,589
Xencor, Inc. *	49,055	991,402
Xeris Biopharma Holdings, Inc. *	112,064	905,477
Zenas Biopharma, Inc. *	27,311	858,658
Zentalis Pharmaceuticals, Inc. *	50,000	237,000
Zevra Therapeutics, Inc. *	40,851	388,493
Zoetis, Inc.	254,665	19,683,058
Zura Bio Ltd. *	31,089	168,813
		2,813,118,416

Real Estate Management & Development 0.1%
AMREP Corp. *	2,361	54,870
CBRE Group, Inc., Class A *	178,170	26,157,138
Compass, Inc., Class A *	398,578	4,539,803
SECURITY	NUMBER OF SHARES	VALUE ($)
CoStar Group, Inc. *	255,687	7,353,558
Cushman & Wakefield Ltd. *	153,703	2,062,694
Douglas Elliman, Inc. *	40,000	67,600
Forestar Group, Inc. *	9,724	273,731
FRP Holdings, Inc. *	5,956	132,938
Howard Hughes Holdings, Inc. *	18,689	1,194,601
Jones Lang LaSalle, Inc. *	28,130	9,986,994
Marcus & Millichap, Inc.	18,359	564,539
Maui Land & Pineapple Co., Inc. *	3,498	60,655
Newmark Group, Inc., Class A	94,323	1,414,373
Opendoor Technologies, Inc. *	479,302	1,806,969
RMR Group, Inc., Class A	11,800	224,672
Seaport Entertainment Group, Inc. *	4,108	107,753
Seritage Growth Properties, Class A *	31,941	76,978
St. Joe Co.	23,492	1,462,142
Star Holdings *	10,000	93,700
Tejon Ranch Co. *	11,108	188,058
Zillow Group, Inc., Class C *	131,844	4,490,607
		62,314,373

Semiconductors & Semiconductor Equipment 15.5%
ACM Research, Inc., Class A *	34,603	2,715,297
Advanced Micro Devices, Inc. *	989,549	471,173,756
Aehr Test Systems *	17,643	1,411,087
Aeluma, Inc. *	6,000	97,200
Allegro MicroSystems, Inc. *	75,262	3,123,373
Alpha & Omega Semiconductor Ltd. *	15,813	501,905
Ambarella, Inc. *	24,473	2,104,678
Ambiq Micro, Inc. *	5,550	352,924
Amkor Technology, Inc.	69,893	3,485,564
Analog Devices, Inc.	295,613	108,611,172
Applied Materials, Inc.	481,475	244,430,413
Astera Labs, Inc. *	81,254	25,288,682
Atomera, Inc. *(a)	20,000	103,200
Axcelis Technologies, Inc. *	18,649	2,431,457
AXT, Inc. *	36,690	2,217,177
Blaize Holdings, Inc. *(a)	124,540	98,424
Broadcom, Inc.	2,873,022	1,118,410,004
Cerebras Systems, Inc., Class A *(a)	21,237	4,220,004
CEVA, Inc. *	15,778	515,152
Cirrus Logic, Inc. *	30,772	3,980,358
Cohu, Inc. *	30,139	1,446,371
Credo Technology Group Holding Ltd. *	98,150	20,316,068
Diodes, Inc. *	27,723	2,282,157
Enphase Energy, Inc. *	80,356	3,016,564
Entegris, Inc.	92,201	10,976,529
Everspin Technologies, Inc. *	8,698	126,382
First Solar, Inc. *	64,738	13,661,660
FormFactor, Inc. *	47,369	5,030,588
GSI Technology, Inc. *	18,000	100,980
Ichor Holdings Ltd. *	22,733	1,711,113
Impinj, Inc. *	17,307	2,619,588
indie Semiconductor, Inc., Class A *(a)	125,547	405,517
Intel Corp. *	2,866,675	258,574,085
inTEST Corp. *	4,591	56,699
KLA Corp.	792,452	144,876,075
Kopin Corp. *	108,341	381,360
Kulicke & Soffa Industries, Inc.	31,538	2,813,190
Lam Research Corp.	758,652	222,300,209
Lattice Semiconductor Corp. *	82,521	10,254,885
MACOM Technology Solutions Holdings, Inc. *	39,520	9,936,909
Marvell Technology, Inc.	531,327	99,655,692
MaxLinear, Inc. *	51,446	3,437,622
Microchip Technology, Inc.	328,920	24,435,467
Micron Technology, Inc.	684,356	563,245,519

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MKS, Inc.	40,922	12,172,249
Monolithic Power Systems, Inc.	29,865	42,588,386
Navitas Semiconductor Corp., Class A *	120,600	1,309,716
NVE Corp.	2,299	267,305
NVIDIA Corp.	14,697,324	2,950,487,793
NXP Semiconductors NV	153,346	35,140,769
ON Semiconductor Corp. *	237,708	19,399,350
Onto Innovation, Inc. *	30,186	7,805,496
PDF Solutions, Inc. *	24,651	1,136,165
Penguin Solutions, Inc. *	27,675	1,456,535
Photronics, Inc. *	36,440	1,103,768
Power Integrations, Inc.	33,739	2,048,295
Qnity Electronics, Inc.	126,367	16,576,823
Qorvo, Inc. *	48,651	4,406,321
QUALCOMM, Inc.	640,031	94,474,976
QuickLogic Corp. *	7,578	99,348
Rambus, Inc. *	64,944	5,911,852
Rigetti Computing, Inc. *	204,771	3,061,326
Semtech Corp. *	55,828	6,577,655
Silicon Laboratories, Inc. *	20,442	4,446,135
SiTime Corp. *	13,328	7,133,146
SkyWater Technology, Inc. *(b)	19,669	645,018
Skyworks Solutions, Inc.	93,306	5,811,098
SolarEdge Technologies, Inc. *	35,967	1,481,840
Synaptics, Inc. *	23,552	2,527,601
T1 Energy, Inc. *	127,020	529,673
Teradyne, Inc.	95,092	34,964,377
Texas Instruments, Inc.	552,102	152,236,605
Ultra Clean Holdings, Inc. *	27,021	2,251,119
Universal Display Corp.	28,520	2,286,163
Veeco Instruments, Inc. *	35,982	1,799,100
Wolfspeed, Inc. *(a)	20,040	473,345
		6,819,542,404

Software & Services 9.3%
8x8, Inc. *	70,702	134,334
A10 Networks, Inc.	45,829	1,355,164
Accenture PLC, Class A	372,884	61,868,913
ACI Worldwide, Inc. *	61,482	3,524,763
Adeia, Inc.	64,826	1,727,613
Adobe, Inc. *	245,146	61,387,010
Agilysys, Inc. *	15,056	1,583,289
Akamai Technologies, Inc. *	88,292	10,169,473
Alarm.com Holdings, Inc. *	30,747	1,683,398
Alkami Technology, Inc. *	52,335	950,927
Amplitude, Inc., Class A *	68,571	608,910
Appfolio, Inc., Class A *	14,687	2,646,451
Appian Corp., Class A *	26,543	715,599
Applied Digital Corp. *	151,543	4,150,763
AppLovin Corp., Class A *	162,909	64,495,673
Arteris, Inc. *	20,000	597,600
Asana, Inc., Class A *	55,781	464,098
Atlassian Corp., Class A *	97,621	9,861,185
AudioEye, Inc. *	4,308	24,943
Aurora Innovation, Inc. *	769,362	4,962,385
Autodesk, Inc. *	127,897	29,953,477
AvePoint, Inc. *	88,958	1,159,123
Backblaze, Inc., Class A *	42,432	582,167
Bentley Systems, Inc., Class B	92,774	3,287,911
BigBear.ai Holdings, Inc. *(a)	318,288	888,024
Bill Holdings, Inc. *	53,134	2,397,937
Bit Digital, Inc. *	311,354	407,874
BitMine Immersion Technologies, Inc.	353,346	6,105,819
Blackbaud, Inc. *	22,805	976,054
BlackLine, Inc. *	30,085	944,669
Blend Labs, Inc., Class A *	100,000	178,000
Boost Run, Inc., Class A *	10,000	200,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Box, Inc., Class A *	87,457	2,759,268
Braze, Inc., Class A *	62,494	1,557,350
C3.ai, Inc., Class A *	83,850	769,743
Cadence Design Systems, Inc. *	167,067	56,806,121
CCC Intelligent Solutions Holdings, Inc. *	320,000	1,948,800
Cerence, Inc. *	29,228	249,023
Cipher Digital, Inc. *	185,450	4,139,244
Circle Internet Group, Inc. *	36,764	2,301,794
Cleanspark, Inc. *	161,441	2,221,428
Clear Secure, Inc., Class A	56,518	3,122,054
Cloudflare, Inc., Class A *	193,868	54,085,295
Cognizant Technology Solutions Corp., Class A	289,551	16,026,648
Commvault Systems, Inc. *	25,969	3,059,148
Consensus Cloud Solutions, Inc. *	11,336	412,630
Core Scientific, Inc. *	195,460	4,049,931
CoreWeave, Inc., Class A *	160,699	11,533,367
Crowdstrike Holdings, Inc., Class A *	617,130	117,785,432
CSP, Inc.	5,818	46,020
Daily Journal Corp. *	712	418,015
Datadog, Inc., Class A *	200,520	53,733,344
Digimarc Corp. *	21,522	141,184
Digital Turbine, Inc. *	70,344	566,973
DigitalOcean Holdings, Inc. *	49,225	5,783,937
Docusign, Inc., Class A *	117,644	6,450,421
Dolby Laboratories, Inc., Class A	36,982	2,174,911
Dropbox, Inc., Class A *	90,646	2,951,434
D-Wave Quantum, Inc. *	226,078	4,087,490
DXC Technology Co. *	100,000	1,124,000
Dynatrace, Inc. *	181,645	8,050,506
eGain Corp. *	7,634	52,064
Elastic NV *	55,663	3,662,069
EPAM Systems, Inc. *	32,370	3,416,977
EverCommerce, Inc. *(a)	12,868	158,791
Everforth, Inc. *	15,277	434,478
Fair Isaac Corp. *	14,023	15,747,408
Fastly, Inc., Class A *	95,695	2,168,449
Five9, Inc. *	49,234	1,354,427
Fortinet, Inc. *	377,047	61,062,762
Freshworks, Inc., Class A *	129,626	1,471,903
Gartner, Inc. *	40,978	6,188,498
Gen Digital, Inc.	338,000	9,278,100
Gitlab, Inc., Class A *	90,960	3,139,030
GoDaddy, Inc., Class A *	81,893	6,775,827
Grid Dynamics Holdings, Inc. *	40,009	275,662
Guidewire Software, Inc. *	51,562	7,834,330
Hackett Group, Inc.	12,220	130,998
HubSpot, Inc. *	31,616	7,504,374
Hut 8 Corp. *	60,966	6,561,771
I3 Verticals, Inc., Class A *	10,325	217,445
Information Services Group, Inc.	16,112	67,026
Intapp, Inc. *	36,312	1,187,039
Intellicheck, Inc. *	12,962	46,793
InterDigital, Inc.	15,882	4,841,231
International Business Machines Corp.	570,140	127,511,811
Intuit, Inc.	167,890	53,064,992
Kaltura, Inc. *	33,164	45,435
Keel Infrastructure Corp. *	327,316	1,299,445
Klaviyo, Inc., Class A *	85,000	1,516,400
Kyndryl Holdings, Inc. *	137,000	1,856,350
Life360, Inc. *	49,798	2,691,582
LiveRamp Holdings, Inc. *	38,791	1,469,015
Manhattan Associates, Inc. *	36,071	6,902,547
MARA Holdings, Inc. *	235,000	2,660,200
Microsoft Corp.	4,507,408	2,094,682,646
Mitek Systems, Inc. *	35,067	585,619
MongoDB, Inc., Class A *	48,490	16,364,405

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
N-able, Inc. *	45,000	210,600
nCino, Inc. *	63,858	1,178,819
NCR Voyix Corp. *	90,091	745,053
Netskope, Inc., Class A *	124,894	1,572,415
NextNav, Inc. *	56,298	738,067
Nutanix, Inc., Class A *	163,160	9,628,072
Okta, Inc. *	101,393	14,390,708
OneSpan, Inc.	23,440	362,851
Ooma, Inc. *	17,711	385,214
Oracle Corp.	1,029,277	133,672,204
PagerDuty, Inc. *	52,417	554,572
Palantir Technologies, Inc., Class A *	1,393,329	171,463,067
Palo Alto Networks, Inc. *	491,727	163,169,770
PAR Technology Corp. *	30,397	515,229
Pegasystems, Inc.	54,049	1,651,197
Porch Group, Inc. *	64,923	938,137
Procore Technologies, Inc. *	71,740	3,929,200
Progress Software Corp. *	26,014	1,055,908
PTC, Inc. *	70,227	9,635,144
Q2 Holdings, Inc. *	39,190	2,385,495
Qualys, Inc. *	20,982	3,037,144
Rackspace Technology, Inc. *(a)	68,860	284,392
Rapid7, Inc. *	35,000	337,750
Red Violet, Inc. *	10,108	701,293
ReposiTrak, Inc.	6,299	53,164
Research Solutions, Inc. *	18,069	39,752
Rimini Street, Inc. *	21,843	105,065
RingCentral, Inc., Class A	45,705	2,542,112
Riot Platforms, Inc. *	198,970	4,013,225
Roper Technologies, Inc.	61,210	23,992,484
Rubrik, Inc., Class A *	98,025	7,093,089
SailPoint, Inc. *	49,548	830,920
Salesforce, Inc.	495,647	91,208,961
Samsara, Inc., Class A *	226,295	8,434,015
SentinelOne, Inc., Class A *	201,676	3,843,945
ServiceNow, Inc. *	625,081	69,527,760
ServiceTitan, Inc., Class A *	36,557	3,036,424
Snowflake, Inc., Class A *	209,602	61,472,075
SoundHound AI, Inc., Class A *(a)	247,277	1,515,808
Sprinklr, Inc., Class A *	91,157	579,759
Sprout Social, Inc., Class A *	41,500	356,070
SPS Commerce, Inc. *	23,470	1,722,463
Strategy, Inc., Class A *	202,796	18,916,811
Synopsys, Inc. *	116,220	45,181,687
Telos Corp. *	25,409	112,816
Tenable Holdings, Inc. *	66,196	2,160,637
Teradata Corp. *	55,217	1,711,175
Terawulf, Inc. *	245,579	4,336,925
TON Strategy Co. *	40,000	119,200
Trimble, Inc. *	144,885	8,197,593
TSS, Inc. *	12,157	120,597
Tucows, Inc., Class A *	5,000	77,200
Twilio, Inc., Class A *	92,480	18,250,928
Tyler Technologies, Inc. *	26,040	8,061,984
UiPath, Inc., Class A *	268,930	3,431,547
Unisys Corp. *	39,083	112,168
Unity Software, Inc. *	210,425	6,672,577
Varonis Systems, Inc., Class B *	71,700	2,864,415
VeriSign, Inc.	49,872	14,463,877
Vertex, Inc., Class A *	45,000	580,950
Viant Technology, Inc., Class A *	10,390	122,290
Weave Communications, Inc. *	73,179	478,591
Whitefiber, Inc. *(a)	4,600	109,020
Workday, Inc., Class A *	123,788	19,848,168
Workiva, Inc., Class A *	31,438	1,879,992
Xperi, Inc. *	25,000	192,750
Zeta Global Holdings Corp., Class A *	127,341	2,750,566
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Communications, Inc. *	160,652	15,433,838
Zscaler, Inc. *	61,892	9,358,070
		4,091,033,120

Technology Hardware & Equipment 9.8%
908 Devices, Inc. *	20,374	163,196
ADTRAN Holdings, Inc. *	52,957	450,664
Advanced Energy Industries, Inc.	22,787	6,597,292
Aeva Technologies, Inc. *	19,355	339,487
Airgain, Inc. *	7,096	41,086
Amphenol Corp., Class A	746,392	119,945,194
Apple, Inc.	8,912,374	2,753,121,452
Applied Optoelectronics, Inc. *	45,795	4,319,384
Arista Networks, Inc. *	624,963	112,712,077
Arlo Technologies, Inc. *	66,377	977,069
Arrow Electronics, Inc. *	30,820	6,674,687
AstroNova, Inc. *	4,083	118,203
Aviat Networks, Inc. *	7,936	162,529
Avnet, Inc.	49,387	4,387,541
Badger Meter, Inc.	18,228	2,448,932
Bel Fuse, Inc., Class B	7,967	2,166,785
Belden, Inc.	24,865	3,084,503
Benchmark Electronics, Inc.	20,895	1,666,794
BK Technologies Corp. *	2,000	160,000
Calix, Inc. *	35,354	1,269,209
CDW Corp.	76,941	11,372,649
Ciena Corp. *	85,919	32,395,759
Cisco Systems, Inc.	2,395,709	277,878,287
Clearfield, Inc. *	11,052	334,434
Climb Global Solutions, Inc.	12,412	332,766
Cognex Corp.	101,860	6,645,346
Coherent Corp. *	118,825	31,237,904
Corning, Inc.	474,755	65,634,879
Corsair Gaming, Inc. *	48,628	515,943
CPI Card Group, Inc. *	1,805	38,031
Crane NXT Co.	30,475	1,583,176
CTS Corp.	17,107	1,096,901
Daktronics, Inc. *	24,125	476,951
Dell Technologies, Inc., Class C	175,623	71,192,296
Diebold Nixdorf, Inc. *	21,593	1,589,029
Digi International, Inc. *	21,893	1,526,380
Eastman Kodak Co. *	52,992	445,133
ePlus, Inc.	15,417	1,424,685
Everpure, Inc., Class A *	192,301	14,839,868
Evolv Technologies Holdings, Inc. *	83,781	463,309
Extreme Networks, Inc. *	79,341	2,391,338
F5, Inc. *	34,097	13,726,429
Fabrinet *	21,613	9,410,516
Flex Ltd. *	223,397	25,411,409
Forward Industries, Inc. *	52,473	211,466
Frequency Electronics, Inc. *	4,719	273,560
GPGI, Inc., Class A	105,425	1,391,610
Harmonic, Inc. *	66,948	773,249
Hewlett Packard Enterprise Co.	806,168	38,615,447
HP, Inc.	553,809	15,102,371
Identiv, Inc. *	8,288	21,880
Immersion Corp.	13,101	99,044
Infleqtion, Inc. *(a)	92,440	908,685
Inseego Corp. *	4,205	29,561
Insight Enterprises, Inc. *	18,150	2,340,080
IonQ, Inc. *	225,845	8,229,792
IPG Photonics Corp. *	14,898	1,267,224
Itron, Inc. *	26,480	2,638,997
Jabil, Inc.	63,704	20,069,945
Keysight Technologies, Inc. *	104,164	33,236,649
Kimball Electronics, Inc. *	15,963	394,765
Knowles Corp. *	50,960	1,864,626
KVH Industries, Inc. *	5,414	50,134

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lantronix, Inc. *	30,000	161,400
LightPath Technologies, Inc., Class A *	34,173	354,374
Lightwave Logic, Inc. *	87,382	564,488
Littelfuse, Inc.	15,638	6,914,029
Lumentum Holdings, Inc. *	47,280	33,755,083
Methode Electronics, Inc.	26,544	371,351
MicroVision, Inc. *	250,000	66,500
Mirion Technologies, Inc., Class A *	144,421	2,163,427
Motorola Solutions, Inc.	100,477	43,782,853
M-Tron Industries, Inc. *	2,643	217,730
Napco Security Technologies, Inc.	22,775	844,497
NetApp, Inc.	119,487	21,328,429
NETGEAR, Inc. *	18,065	436,450
NetScout Systems, Inc. *	43,298	1,760,930
nLight, Inc. *	35,595	2,448,936
Novanta, Inc. *	21,109	3,009,088
Ondas, Inc. *(a)	303,661	2,274,421
One Stop Systems, Inc. *	12,911	157,902
OSI Systems, Inc. *	9,287	2,056,049
Ouster, Inc. *	39,256	1,531,377
PC Connection, Inc.	7,198	602,617
Plexus Corp. *	16,386	4,118,457
Powerfleet, Inc. NJ *	117,497	460,588
Quantum Computing, Inc. *(a)	118,275	958,028
Ralliant Corp.	69,480	4,541,908
ReElement Technologies LLC *(a)(b)	12,919	0
RF Industries Ltd. *	7,044	86,782
Ribbon Communications, Inc. *	78,320	167,605
Richardson Electronics Ltd.	5,554	101,583
Rogers Corp. *	10,471	1,292,854
Sandisk Corp. *	89,845	109,146,403
Sanmina Corp. *	32,210	5,976,888
ScanSource, Inc. *	12,228	692,349
Seagate Technology Holdings PLC	136,149	116,561,243
SmartRent, Inc. *	80,000	80,800
Super Micro Computer, Inc. *	339,532	9,642,709
TD SYNNEX Corp.	45,270	11,575,539
TE Connectivity PLC	177,068	36,421,117
Teledyne Technologies, Inc. *	28,025	18,372,350
TransAct Technologies, Inc. *	3,397	17,596
TTM Technologies, Inc. *	62,338	7,196,299
Turtle Beach Corp. *	7,827	95,881
Ubiquiti, Inc.	2,493	1,387,404
Unusual Machines, Inc. *	24,507	518,568
Viasat, Inc. *	82,109	6,316,645
Viavi Solutions, Inc. *	142,193	5,254,031
Vishay Intertechnology, Inc.	83,995	2,874,309
Vishay Precision Group, Inc. *	7,894	726,643
Vistance Networks, Inc. *	130,243	1,529,053
Vontier Corp.	83,040	2,668,075
Vuzix Corp. *(a)	48,683	113,431
Western Digital Corp.	209,128	113,941,300
Wrap Technologies, Inc. *(a)	21,515	39,588
Xerox Holdings Corp.	71,000	209,450
Zebra Technologies Corp., Class A *	29,479	8,661,520
		4,316,837,514

Telecommunication Services 0.9%
Anterix, Inc. *	10,260	954,385
Array Digital Infrastructure, Inc.	9,196	320,389
AST SpaceMobile, Inc. *(a)	157,033	9,261,806
AT&T, Inc.	4,209,580	97,872,735
ATN International, Inc.	5,256	125,145
Bandwidth, Inc., Class A *	18,332	717,515
Cogent Communications Holdings, Inc.	34,906	471,231
Comcast Corp., Class A	2,152,558	51,575,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Globalstar, Inc. *	30,338	2,529,583
Gogo, Inc. *	46,801	195,628
IDT Corp., Class B	13,827	910,646
Iridium Communications, Inc.	63,008	2,982,799
Liberty Capital Corp., Class C *	23,626	547,414
Liberty Global Ltd., Class C *	202,099	2,093,746
Liberty Latin America Ltd., Class C *	103,867	838,207
Lumen Technologies, Inc. *	580,465	3,703,367
Shenandoah Telecommunications Co.	34,187	409,902
Space Exploration Technologies Corp., Class A *(a)	359,741	38,985,132
Spok Holdings, Inc.	14,849	161,854
Telephone & Data Systems, Inc.	59,369	1,993,611
T-Mobile U.S., Inc.	281,585	48,632,545
Uniti Group, Inc.	117,138	1,138,581
Verizon Communications, Inc.	2,533,383	118,587,658
		385,009,169

Transportation 1.4%
Alaska Air Group, Inc. *	68,268	3,239,317
Allegiant Travel Co. *	13,667	1,340,459
American Airlines Group, Inc. *	403,606	6,163,064
ArcBest Corp.	13,543	1,954,932
Avis Budget Group, Inc. *	10,462	1,437,897
CH Robinson Worldwide, Inc.	71,564	10,572,150
Covenant Logistics Group, Inc., Class A	11,555	410,434
CSX Corp.	1,126,340	56,767,536
Delta Air Lines, Inc.	396,710	34,688,322
Expeditors International of Washington, Inc.	79,482	13,344,233
FedEx Corp.	132,976	40,876,822
Fedex Freight Holding Co., Inc. *	65,464	9,199,656
Forward Air Corp. *	16,577	232,907
Frontier Group Holdings, Inc. *	70,092	473,121
FTAI Infrastructure, Inc.	59,598	222,301
Genco Shipping & Trading Ltd.	21,083	538,460
GXO Logistics, Inc. *	69,797	3,501,018
Heartland Express, Inc.	26,008	318,078
Hertz Global Holdings, Inc. *(a)	93,560	148,293
Hub Group, Inc., Class A	35,393	1,646,836
JB Hunt Transport Services, Inc.	45,084	12,251,577
JetBlue Airways Corp. *	183,960	1,109,279
Joby Aviation, Inc. *	381,543	2,728,032
Kirby Corp. *	32,623	4,278,180
Knight-Swift Transportation Holdings, Inc.	98,320	6,836,190
Landstar System, Inc.	20,456	3,575,095
Lyft, Inc., Class A *	234,785	3,723,690
Marten Transport Ltd.	38,680	572,077
Matson, Inc.	18,299	3,707,194
Norfolk Southern Corp.	136,167	45,681,305
Old Dominion Freight Line, Inc.	111,099	23,568,542
Pangaea Logistics Solutions Ltd.	13,298	101,198
Proficient Auto Logistics, Inc. *	20,000	136,800
Radiant Logistics, Inc. *	16,850	138,844
Republic Airways Holdings, Inc. *	18,413	380,228
RXO, Inc. *	104,223	2,110,516
Ryder System, Inc.	23,459	6,015,357
Saia, Inc. *	16,129	5,606,924
Schneider National, Inc., Class B	29,347	1,048,862
Sky Harbour Group Corp. *	9,000	96,300
SkyWest, Inc. *	23,735	2,538,933
Southwest Airlines Co.	296,406	13,329,378
Uber Technologies, Inc. *	1,235,256	86,912,612

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co., Non Voting Shares	67,075	4,197,553
Union Pacific Corp.	360,364	105,273,135
United Airlines Holdings, Inc. *	196,710	23,866,824
United Parcel Service, Inc., Class B	452,106	47,118,487
Universal Logistics Holdings, Inc.	3,300	44,154
Werner Enterprises, Inc.	35,471	1,327,325
XPO, Inc. *	70,673	14,203,153
		609,553,580

Utilities 2.1%
AES Corp.	432,370	6,347,192
Alliant Energy Corp.	155,078	10,976,421
Ameren Corp.	166,749	18,277,358
American Electric Power Co., Inc.	329,657	42,146,648
American States Water Co.	24,081	2,062,297
American Water Works Co., Inc.	117,748	15,798,249
Artesian Resources Corp., Class A	5,123	175,975
Atmos Energy Corp.	101,307	17,503,824
Avista Corp.	47,822	1,934,400
Black Hills Corp.	47,462	3,379,769
Cadiz, Inc. *	22,878	68,405
California Water Service Group	36,782	1,843,146
CenterPoint Energy, Inc.	393,867	16,558,169
Chesapeake Utilities Corp.	14,051	1,865,692
Clearway Energy, Inc., Class C	74,903	2,376,672
CMS Energy Corp.	187,816	13,520,874
Consolidated Edison, Inc.	222,448	24,213,465
Consolidated Water Co. Ltd.	7,055	206,006
Constellation Energy Corp.	193,679	50,889,157
Dominion Energy, Inc.	534,155	36,947,501
DTE Energy Co.	126,293	17,917,188
Duke Energy Corp.	473,893	59,440,399
Edison International	232,137	17,031,892
Entergy Corp.	277,965	29,914,593
Essential Utilities, Inc.	172,168	6,860,895
Evergy, Inc.	139,200	11,554,992
Eversource Energy	229,290	16,414,871
Exelon Corp.	621,879	28,494,496
Fervo Energy Co., Class A *	40,743	918,347
FirstEnergy Corp.	314,230	15,180,451
Genie Energy Ltd., Class B	9,550	132,841
Global Water Resources, Inc.	4,694	33,609
H2O America	24,707	1,515,280
Hallador Energy Co. *	23,191	329,776
Hawaiian Electric Industries, Inc. *	103,277	1,334,339
IDACORP, Inc.	33,686	4,814,066
MDU Resources Group, Inc.	126,922	2,532,094
MGE Energy, Inc.	23,462	1,865,933
Middlesex Water Co.	11,347	650,183
National Fuel Gas Co.	56,474	4,648,375
New Jersey Resources Corp.	60,880	3,524,343
NextEra Energy, Inc.	1,266,446	110,079,486
NiSource, Inc.	288,693	12,826,630
Northwest Natural Holding Co.	26,744	1,308,317
Northwestern Energy Group, Inc.	36,574	2,514,097
NRG Energy, Inc.	128,124	17,205,772
OGE Energy Corp.	125,004	5,918,939
Oklo, Inc. *	88,939	3,453,501
ONE Gas, Inc.	37,926	2,944,954
Ormat Technologies, Inc.	37,314	3,641,100
Otter Tail Corp.	24,841	2,196,441
PG&E Corp.	1,338,911	23,270,273
Pinnacle West Capital Corp.	72,814	7,353,486
Portland General Electric Co.	69,618	3,434,256
PPL Corp.	453,724	15,975,622
Public Service Enterprise Group, Inc.	301,134	23,090,955
Pure Cycle Corp. *	18,445	193,857
SECURITY	NUMBER OF SHARES	VALUE ($)
RGC Resources, Inc.	3,883	83,096
Sempra	396,955	35,150,365
Southern Co.	684,930	64,753,282
Southwest Gas Holdings, Inc.	38,528	3,444,403
Spire, Inc.	35,352	2,823,211
Talen Energy Corp. *	27,563	9,208,798
TXNM Energy, Inc.	61,457	3,559,589
UGI Corp.	129,817	4,688,990
Unitil Corp.	11,327	610,978
Vistra Corp.	193,645	28,696,253
WEC Energy Group, Inc.	197,847	21,648,419
Xcel Energy, Inc.	378,340	29,586,188
York Water Co.	10,196	315,770
		932,177,211
Total Common Stocks (Cost $20,252,218,893)		43,990,968,075

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	0
Total Preferred Stocks (Cost $530)		0

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	138,081
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	925
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	13,765
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio, Inc. CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	0
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Vigil Neuroscience, Inc. CVR *(b)	20,643	4,450
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		171,342
Total Rights (Cost $25,478)		171,342

WARRANTS 0.0% OF NET ASSETS

Semiconductors & Semiconductor Equipment 0.0%
Datavault AI, Inc. , *(a)(b)	2,916	24
Total Warrants (Cost $0)		24

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)(f)	77,748,477	77,748,477
Total Short-Term Investments (Cost $77,748,477)		77,748,477
Total Investments in Securities (Cost $20,329,993,378)		44,068,887,918

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	69	10,136,100	(75,001)
S&P 500 Index, e-mini, expires 09/18/26	239	89,855,038	456,840
			381,839

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $73,875,155.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at July 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc. *	$—	$—	($71,785 )	($75,129 )	($28,856 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc. *	85,320	—	—	—	42,120	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	196,946	—	—	(9,169)	—	—	21,315

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust (a)	169,488	541,954	—	—	31,494	742,936	92,520	8,779

Financial Services 0.2%
Charles Schwab Corp. (b)	77,110,078	19,647,685	(3,481,924)	(84,285)	10,476,055	103,667,609	985,059	797,194

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc. *	—	—	(41,926)	(74,880)	31,857	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc. *	—	390,032	(58,575)	(100,950)	23,520	—	—	—

Household & Personal Products 0.0%
Medifast, Inc. *	107,399	—	—	—	(19,568)	—	—	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(130,453)	—	—	4,246

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
						—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A *	$—	$167,465	$—	$—	$86,276	$—	—	$—
EW Scripps Co., Class A *	70,470	167,360	—	—	(40,436)	—	—	—
Gray Media, Inc.	—	—	—	—	(23,010)	—	—	10,420
						—
Total	$77,542,755	$21,111,442	($3,654,210 )	($335,244 )	$10,439,830	$104,410,545		$841,954

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$22,673,178,713	$—	$—	$22,673,178,713
Banks	1,711,543,695	—	1,369	1,711,545,064
Capital Goods	3,306,909,660	—	0 *	3,306,909,660
Health Care Equipment & Services	1,446,868,252	—	0 *	1,446,868,252
Materials	902,968,052	—	0 *	902,968,052
Pharmaceuticals, Biotechnology & Life Sciences	2,813,118,416	—	0 *	2,813,118,416
Semiconductors & Semiconductor Equipment	6,818,897,386	—	645,018	6,819,542,404
Technology Hardware & Equipment	4,316,837,514	—	0 *	4,316,837,514
Preferred Stocks
Software & Services	—	—	0 *	0
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	171,342 *	171,342
Warrants
Semiconductors & Semiconductor Equipment	—	—	24	24
Short-Term Investments [1]	77,748,477	—	—	77,748,477
Futures Contracts [2]	456,840	—	—	456,840
Liabilities
Futures Contracts [2]	(75,001)	—	—	(75,001)
Total	$44,068,452,004	$—	$817,753	$44,069,269,757

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.8%
Rivian Automotive, Inc., Class A *	18,319	278,815
Tesla, Inc. *	431,846	134,394,794
		134,673,609

Banks 0.4%
Bank of America Corp.	66,396	4,113,232
Citigroup, Inc.	39,213	5,193,762
NU Holdings Ltd., Class A *	512,629	7,345,974
Pinnacle Financial Partners, Inc.	1,286	135,326
Popular, Inc.	658	115,288
Western Alliance Bancorp	3,027	243,643
		17,147,225

Capital Goods 7.6%
3M Co.	10,721	1,889,898
AAON, Inc.	9,951	886,236
Allison Transmission Holdings, Inc.	1,750	200,445
Armstrong World Industries, Inc.	1,600	279,456
ATI, Inc. *	19,912	3,732,305
Axon Enterprise, Inc. *	11,418	6,025,964
Bloom Energy Corp., Class A *	39,697	8,170,040
Boeing Co. *	72,783	15,731,318
BWX Technologies, Inc.	12,794	2,158,348
Carlisle Cos., Inc.	618	222,431
Carpenter Technology Corp.	7,097	3,688,027
Caterpillar, Inc.	67,156	54,719,380
Comfort Systems USA, Inc.	5,160	8,925,200
Cummins, Inc.	9,255	5,869,521
Curtiss-Wright Corp.	2,752	1,992,448
Dycom Industries, Inc. *	1,715	687,835
Eaton Corp. PLC	8,880	3,686,976
EMCOR Group, Inc.	6,511	5,192,067
Everus Construction Group, Inc. *	6,526	818,556
Fastenal Co.	139,122	6,637,511
Ferguson Enterprises, Inc.	1,413	331,108
Forgent Power Solutions, Inc., Class A *	24,286	807,995
FTAI Aviation Ltd.	14,916	3,072,696
GE Vernova, Inc.	39,789	39,402,649
General Electric Co.	152,735	54,995,291
HEICO Corp.	14,363	5,118,399
Hexcel Corp.	1,887	194,267
Howmet Aerospace, Inc.	58,880	16,619,469
IES Holdings, Inc. *	1,309	974,603
Illinois Tool Works, Inc.	12,406	3,559,902
Johnson Controls International PLC	5,784	848,281
Karman Holdings, Inc. *	9,916	477,455
Kratos Defense & Security Solutions, Inc. *	1,900	88,540
Lennox International, Inc.	1,372	570,587
Lincoln Electric Holdings, Inc.	1,800	470,358
Lockheed Martin Corp.	30,050	17,511,337
MasTec, Inc. *	9,096	2,393,158
Modine Manufacturing Co. *	7,652	1,538,511
nVent Electric PLC	9,815	1,509,841
Powell Industries, Inc.	4,217	880,004
SECURITY	NUMBER OF SHARES	VALUE ($)
Primoris Services Corp.	425	35,874
Quanta Services, Inc.	22,087	14,739,980
RBC Bearings, Inc. *	801	441,599
Rocket Lab Corp. *	79,307	5,150,990
Rockwell Automation, Inc.	13,622	6,539,650
Solv Energy, Inc., Class A *	5,605	159,350
Sterling Infrastructure, Inc. *	4,418	2,636,530
Trane Technologies PLC	32,715	14,883,689
TransDigm Group, Inc.	4,165	5,224,493
United Rentals, Inc.	2,111	2,278,318
Vertiv Holdings Co., Class A	56,776	13,715,378
Vicor Corp. *	3,655	757,937
Woodward, Inc.	8,794	3,172,436
WW Grainger, Inc.	5,533	7,647,823
		360,262,460

Commercial & Professional Services 0.5%
Automatic Data Processing, Inc.	21,888	5,832,277
Booz Allen Hamilton Holding Corp., Class A	4,083	284,667
Cintas Corp.	50,522	10,338,317
Clean Harbors, Inc. *	1,369	428,333
ExlService Holdings, Inc. *	3,203	108,678
Paylocity Holding Corp. *	587	80,944
Planet Labs PBC *	40,709	833,720
Rollins, Inc.	43,987	1,670,186
UL Solutions, Inc., Class A	3,857	353,455
Waste Management, Inc.	14,856	3,365,627
		23,296,204

Consumer Discretionary Distribution & Retail 2.3%
Amazon.com, Inc. *	119,859	32,551,307
AutoZone, Inc. *	331	998,379
Burlington Stores, Inc. *	9,275	3,417,652
Carvana Co., Class A *	102,478	6,390,528
Chewy, Inc., Class A *	35,017	791,384
Coupang, Inc., Class A *	185,030	3,025,240
eBay, Inc.	14,380	1,639,464
Etsy, Inc. *	6,948	567,513
Five Below, Inc. *	3,274	710,884
Home Depot, Inc.	109,137	36,229,118
Murphy USA, Inc.	2,470	1,501,167
Ross Stores, Inc.	40,709	10,220,809
TJX Cos., Inc.	74,662	11,747,319
Ulta Beauty, Inc. *	1,428	732,321
Valvoline, Inc. *	16,465	632,421
Williams-Sonoma, Inc.	2,233	510,598
		111,666,104

Consumer Durables & Apparel 0.2%
Amer Sports, Inc. *	4,518	160,434
Deckers Outdoor Corp. *	1,794	173,803
Hasbro, Inc.	5,364	503,894
NVR, Inc. *	155	952,793
On Holding AG, Class A *	33,567	1,216,468
Ralph Lauren Corp., Class A	3,488	1,326,626
SharkNinja, Inc. *	1,825	295,230

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Somnigroup International, Inc.	4,905	320,444
Tapestry, Inc.	29,907	4,556,929
		9,506,621

Consumer Services 2.4%
Airbnb, Inc., Class A *	61,123	9,261,357
Booking Holdings, Inc.	114,503	22,087,629
Cava Group, Inc. *	14,637	954,772
Chipotle Mexican Grill, Inc., Class A *	188,891	7,030,523
Choice Hotels International, Inc.	4,046	451,089
Churchill Downs, Inc.	1,343	113,215
Darden Restaurants, Inc.	16,919	3,444,370
Domino's Pizza, Inc.	271	94,156
DoorDash, Inc., Class A *	55,492	10,885,311
DraftKings, Inc., Class A *	69,967	1,642,825
Dutch Bros, Inc., Class A *	17,288	1,138,069
Expedia Group, Inc.	16,870	4,972,264
Grand Canyon Education, Inc. *	939	136,474
H&R Block, Inc.	3,111	136,977
Hilton Worldwide Holdings, Inc.	32,986	10,571,683
Hyatt Hotels Corp., Class A	5,502	957,678
Las Vegas Sands Corp.	40,536	1,981,805
Marriott International, Inc., Class A	24,093	8,982,593
Planet Fitness, Inc., Class A *	11,528	644,531
Restaurant Brands International, Inc.	29,259	2,165,751
Royal Caribbean Cruises Ltd.	21,100	6,716,130
Starbucks Corp.	92,673	9,753,833
Texas Roadhouse, Inc., Class A	3,105	637,891
Travel & Leisure Co.	2,474	188,074
Vail Resorts, Inc.	4,243	633,819
Viking Holdings Ltd. *	26,183	2,732,196
Wingstop, Inc.	4,011	519,384
Wyndham Hotels & Resorts, Inc.	9,625	720,528
Wynn Resorts Ltd.	9,384	931,925
Yum! Brands, Inc.	12,200	1,870,016
		112,356,868

Consumer Staples Distribution & Retail 0.9%
Casey's General Stores, Inc.	4,819	4,197,349
Costco Wholesale Corp.	28,694	27,313,532
Maplebear, Inc. *	10,766	480,164
Sysco Corp.	33,422	2,848,891
Walmart, Inc.	55,721	6,196,175
		41,036,111

Energy 0.5%
Cheniere Energy, Inc.	2,037	536,892
Marathon Petroleum Corp.	22,235	7,036,711
Matador Resources Co.	1,988	99,181
Permian Resources Corp., Class A	15,361	327,343
Phillips 66	3,606	763,318
Targa Resources Corp.	31,384	8,485,292
TechnipFMC PLC	23,067	1,652,981
Texas Pacific Land Corp.	8,689	3,498,018
Valero Energy Corp.	5,292	1,655,867
		24,055,603

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	44,594	7,730,816
Lamar Advertising Co., Class A	2,917	466,603
Public Storage	2,632	853,215
Simon Property Group, Inc.	47,358	10,862,505
		19,913,139

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 4.5%
Affirm Holdings, Inc. *	41,407	2,961,014
Ally Financial, Inc.	4,286	185,712
American Express Co.	22,937	7,712,566
Ameriprise Financial, Inc.	1,142	623,349
ARES Management Corp., Class A	29,063	3,722,680
Bank of New York Mellon Corp.	6,323	988,475
Blackstone, Inc.	87,043	11,119,743
Brookfield Asset Management Ltd., Class A	52,224	2,527,642
Bullish *	800	17,432
Charles Schwab Corp. (a)	17,340	1,824,862
Chime Financial, Inc., Class A *	2,000	45,980
Corpay, Inc. *	3,470	1,325,922
Credit Acceptance Corp. *	27	15,361
Equitable Holdings, Inc.	22,348	1,064,882
Figure Technology Solutions, Inc., Class A *	9,497	236,570
Freedom Holding Corp. *(b)	2,360	356,997
Interactive Brokers Group, Inc., Class A	25,492	2,243,041
KKR & Co., Inc.	22,346	2,266,555
Lazard, Inc.	2,411	102,178
LPL Financial Holdings, Inc.	4,217	1,491,553
Mastercard, Inc., Class A	119,423	68,441,321
Moody's Corp.	10,268	4,912,006
Morningstar, Inc.	193	37,166
MSCI, Inc., Class A	523	299,281
Northern Trust Corp.	1,440	262,354
Robinhood Markets, Inc., Class A *	94,024	8,138,717
Shift4 Payments, Inc., Class A *	3,205	169,865
SoFi Technologies, Inc. *	21,380	348,708
Toast, Inc., Class A *	71,014	2,291,622
Tradeweb Markets, Inc., Class A	1,268	127,434
UWM Holdings Corp.	3,501	6,372
Visa, Inc., Class A	244,129	89,382,951
WEX, Inc. *	351	65,623
		215,315,934

Food, Beverage & Tobacco 0.3%
Celsius Holdings, Inc. *	24,908	727,563
Coca-Cola Co.	65,981	5,779,276
Coca-Cola Consolidated, Inc.	984	184,893
Hershey Co.	2,355	412,243
Monster Beverage Corp. *	47,536	4,581,520
PepsiCo, Inc.	23,863	3,330,320
		15,015,815

Health Care Equipment & Services 1.3%
Cardinal Health, Inc.	15,810	3,636,774
Cencora, Inc.	27,604	8,594,230
Centene Corp. *	5,792	360,378
DaVita, Inc. *	244	58,582
Dexcom, Inc. *	56,854	4,744,466
Guardant Health, Inc. *	16,813	2,723,538
IDEXX Laboratories, Inc. *	9,818	5,488,949
Insulet Corp. *	10,229	1,691,365
Intuitive Surgical, Inc. *	52,127	18,418,033
McKesson Corp.	17,029	14,580,060
Penumbra, Inc. *	5,612	1,802,518
		62,098,893

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.2%
Colgate-Palmolive Co.	50,400	4,601,520
Estee Lauder Cos., Inc., Class A	6,587	552,649
Kimberly-Clark Corp.	15,646	1,710,264
		6,864,433

Insurance 0.0%
Ryan Specialty Holdings, Inc., Class A	2,480	109,517

Materials 0.2%
Almonty Industries, Inc. *	30,000	331,800
Anglogold Ashanti PLC	67,824	5,379,800
Aura Minerals, Inc.	6,003	327,584
Hecla Mining Co.	4,950	69,894
Sherwin-Williams Co.	9,116	3,107,189
Solstice Advanced Materials, Inc.	23,458	1,411,468
Southern Copper Corp.	3,150	575,536
Steel Dynamics, Inc.	1,571	394,729
		11,598,000

Media & Entertainment 16.5%
Alphabet, Inc., Class A	860,935	306,604,782
Alphabet, Inc., Class C	702,452	250,529,506
EchoStar Corp., Class A *	17,517	1,473,004
Electronic Arts, Inc.	5,136	1,077,841
Live Nation Entertainment, Inc. *	23,609	4,111,035
Madison Square Garden Sports Corp. *	1,321	520,051
Meta Platforms, Inc., Class A	265,874	148,014,715
Netflix, Inc. *	620,328	44,483,721
NIQ Global Intelligence PLC *	1,169	13,058
Reddit, Inc., Class A *	19,779	2,782,312
ROBLOX Corp., Class A *	93,770	3,338,212
Roku, Inc. *	18,218	2,641,792
Spotify Technology SA *	23,373	11,685,098
Take-Two Interactive Software, Inc. *	27,111	6,585,804
TKO Group Holdings, Inc.	3,561	647,425
Trade Desk, Inc., Class A *	18,813	339,386
		784,847,742

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
AbbVie, Inc.	20,971	5,262,463
Alnylam Pharmaceuticals, Inc. *	19,600	4,028,192
Amgen, Inc.	56,446	21,740,741
Arrowhead Pharmaceuticals, Inc. *	12,771	1,081,065
Ascendis Pharma AS *	6,900	1,682,979
Axsome Therapeutics, Inc. *	6,399	1,394,918
Bridgebio Pharma, Inc. *	23,485	1,880,914
Caris Life Sciences, Inc. *	16,200	253,854
Corcept Therapeutics, Inc. *	13,827	1,583,053
Eli Lilly & Co.	118,025	135,591,841
Exelixis, Inc. *	9,598	508,982
Halozyme Therapeutics, Inc. *	17,408	1,436,856
Insmed, Inc. *	31,749	3,130,451
Ionis Pharmaceuticals, Inc. *	22,633	1,171,710
Madrigal Pharmaceuticals, Inc. *	2,643	1,235,127
Medpace Holdings, Inc. *	3,408	1,966,791
Natera, Inc. *	20,189	5,405,807
Neurocrine Biosciences, Inc. *	12,655	2,110,854
Revolution Medicines, Inc. *	28,274	5,302,223
Summit Therapeutics, Inc. *	19,729	256,872
Tempus AI, Inc., Class A *	15,802	693,234
SECURITY	NUMBER OF SHARES	VALUE ($)
Viking Therapeutics, Inc. *	1,201	38,120
Zoetis, Inc.	49,034	3,789,838
		201,546,885

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	3,947	579,459
CoStar Group, Inc. *	6,335	182,194
Jones Lang LaSalle, Inc. *	320	113,610
		875,263

Semiconductors & Semiconductor Equipment 30.9%
Advanced Micro Devices, Inc. *	240,470	114,499,790
Allegro MicroSystems, Inc. *	18,442	765,343
Analog Devices, Inc.	5,217	1,916,778
Applied Materials, Inc.	117,223	59,510,600
Astera Labs, Inc. *	22,665	7,054,028
Broadcom, Inc.	686,994	267,433,024
Credo Technology Group Holding Ltd. *	24,448	5,060,491
Entegris, Inc.	3,195	380,365
First Solar, Inc. *	860	181,486
FormFactor, Inc. *	11,495	1,220,769
KLA Corp.	193,512	35,377,864
Lam Research Corp.	184,781	54,144,529
Lattice Semiconductor Corp. *	20,361	2,530,261
MACOM Technology Solutions Holdings, Inc. *	9,937	2,498,559
Marvell Technology, Inc.	129,019	24,198,804
Microchip Technology, Inc.	78,883	5,860,218
Micron Technology, Inc.	166,654	137,161,242
MKS, Inc.	928	276,034
Monolithic Power Systems, Inc.	6,998	9,979,358
NVIDIA Corp.	3,446,989	691,983,042
ON Semiconductor Corp. *	3,353	273,638
Onto Innovation, Inc. *	1,482	383,216
Rambus, Inc. *	16,028	1,459,029
Semtech Corp. *	13,686	1,612,484
SiTime Corp. *	3,325	1,779,540
Teradyne, Inc.	23,200	8,530,408
Texas Instruments, Inc.	134,528	37,094,751
		1,473,165,651

Software & Services 11.6%
Adobe, Inc. *	41,689	10,439,342
Appfolio, Inc., Class A *	3,494	629,584
AppLovin Corp., Class A *	35,522	14,063,160
Atlassian Corp., Class A *	25,068	2,532,244
Autodesk, Inc. *	31,259	7,320,858
Bentley Systems, Inc., Class B	5,139	182,126
Cadence Design Systems, Inc. *	40,801	13,873,156
Cloudflare, Inc., Class A *	46,773	13,048,732
CoreWeave, Inc., Class A *	51,594	3,702,901
Crowdstrike Holdings, Inc., Class A *	148,439	28,331,068
Datadog, Inc., Class A *	48,643	13,034,865
DigitalOcean Holdings, Inc. *	12,195	1,432,912
Docusign, Inc., Class A *	2,143	117,501
Dynatrace, Inc. *	7,741	343,081
Elastic NV *	6,727	442,569
Fair Isaac Corp. *	2,744	3,081,430
Fortinet, Inc. *	89,703	14,527,401
Gartner, Inc. *	9,687	1,462,931
Gen Digital, Inc.	7,474	205,161
GoDaddy, Inc., Class A *	19,374	1,603,005
Guidewire Software, Inc. *	6,599	1,002,652
HubSpot, Inc. *	6,484	1,539,042
Intuit, Inc.	12,652	3,998,918
IREN Ltd. *	6,000	220,800

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Klaviyo, Inc., Class A *	4,600	82,064
Kyndryl Holdings, Inc. *	2,313	31,341
Manhattan Associates, Inc. *	8,712	1,667,128
Microsoft Corp.	548,525	254,910,538
MongoDB, Inc., Class A *	10,499	3,543,202
Oracle Corp.	253,496	32,921,525
Palantir Technologies, Inc., Class A *	328,400	40,412,904
Palo Alto Networks, Inc. *	119,250	39,570,727
Pegasystems, Inc.	3,868	118,167
Procore Technologies, Inc. *	18,318	1,003,277
RingCentral, Inc., Class A	1,038	57,734
Rubrik, Inc., Class A *	15,682	1,134,750
Samsara, Inc., Class A *	50,739	1,891,043
SentinelOne, Inc., Class A *	32,350	616,591
ServiceNow, Inc. *	151,842	16,889,386
Snowflake, Inc., Class A *	49,573	14,538,769
Terawulf, Inc. *	53,000	935,980
Twilio, Inc., Class A *	3,186	628,757
Workday, Inc., Class A *	2,354	377,440
Zscaler, Inc. *	15,553	2,351,614
		550,818,376

Technology Hardware & Equipment 11.1%
Advanced Energy Industries, Inc.	5,400	1,563,408
Amphenol Corp., Class A	181,487	29,164,961
Apple, Inc.	1,157,054	357,425,551
Applied Optoelectronics, Inc. *	11,500	1,084,680
Arista Networks, Inc. *	154,498	27,863,714
Ciena Corp. *	20,820	7,850,181
Coherent Corp. *	5,442	1,430,647
Corning, Inc.	116,955	16,169,029
Dell Technologies, Inc., Class C	5,235	2,122,112
Everpure, Inc., Class A *	39,635	3,058,633
Fabrinet *	5,343	2,326,396
Jabil, Inc.	15,450	4,867,523
Keysight Technologies, Inc. *	14,333	4,573,374
Lumentum Holdings, Inc. *	10,511	7,504,223
Motorola Solutions, Inc.	9,262	4,035,917
NetApp, Inc.	10,410	1,858,185
Sandisk Corp. *	21,521	26,144,356
Sanmina Corp. *	2,393	444,045
Super Micro Computer, Inc. *	8,633	245,177
TTM Technologies, Inc. *	13,191	1,522,769
Ubiquiti, Inc.	649	361,181
Viavi Solutions, Inc. *	34,369	1,269,935
Western Digital Corp.	49,988	27,235,462
		530,121,459

Telecommunication Services 0.2%
AST SpaceMobile, Inc. *	35,611	2,100,337
Globalstar, Inc. *	7,843	653,949
Iridium Communications, Inc.	5,076	240,298
Space Exploration Technologies Corp., Class A *(b)	70,715	7,663,384
		10,657,968

Transportation 0.3%
Alaska Air Group, Inc. *	2,384	113,121
American Airlines Group, Inc. *	96,219	1,469,264
Avis Budget Group, Inc. *	857	117,786
CH Robinson Worldwide, Inc.	16,117	2,380,964
Delta Air Lines, Inc.	5,913	517,033
Landstar System, Inc.	1,597	279,108
Lyft, Inc., Class A *	7,784	123,454
Old Dominion Freight Line, Inc.	5,709	1,211,107
Southwest Airlines Co.	6,152	276,655
SECURITY	NUMBER OF SHARES	VALUE ($)
Uber Technologies, Inc. *	28,446	2,001,460
U-Haul Holding Co., Non Voting Shares	834	52,192
Union Pacific Corp.	5,951	1,738,466
United Airlines Holdings, Inc. *	2,800	339,724
XPO, Inc. *	16,846	3,385,541
		14,005,875

Utilities 0.3%
Constellation Energy Corp.	3,108	816,627
NRG Energy, Inc.	29,962	4,023,597
Talen Energy Corp. *	4,640	1,550,224
Vistra Corp.	49,780	7,376,898
		13,767,346
Total Common Stocks (Cost $3,146,336,720)		4,744,723,101

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	75,000	8,874,000
Total Investment Companies (Cost $7,311,453)		8,874,000

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	17,171,320	17,171,320
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	7,942,200	7,942,200
		25,113,520
Total Short-Term Investments (Cost $25,113,520)		25,113,520
Total Investments in Securities (Cost $3,178,761,693)		4,778,710,621

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/18/26	18	10,225,530	(45,838)
S&P 500 Index, e-mini, expires 09/18/26	1	375,963	(559)
			(46,397)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $7,519,982.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp. (a)	$1,899,568	$328,393	($561,362 )	($18,027 )	$176,290	$1,824,862	17,340	$19,340

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,744,723,101	$—	$—	$4,744,723,101
Investment Companies [1]	8,874,000	—	—	8,874,000
Short-Term Investments [1]	25,113,520	—	—	25,113,520
Liabilities
Futures Contracts [2]	(46,397)	—	—	(46,397)
Total	$4,778,664,224	$—	$—	$4,778,664,224

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	6,410	361,973
BorgWarner, Inc.	6,230	397,100
Ford Motor Co.	119,022	1,747,243
General Motors Co.	27,457	2,439,829
Gentex Corp.	6,499	151,816
Lear Corp.	1,536	200,663
QuantumScape Corp., Class A *	15,449	80,644
Rivian Automotive, Inc., Class A *	23,482	357,396
Thor Industries, Inc.	1,529	114,629
		5,851,293

Banks 6.5%
Bank of America Corp.	187,629	11,623,616
Bank OZK	3,121	160,107
BOK Financial Corp.	574	81,100
Central BanCo, Inc.	527	17,286
Citigroup, Inc.	43,839	5,806,475
Citizens Financial Group, Inc.	12,866	921,849
Columbia Banking System, Inc.	8,775	274,394
Commerce Bancshares, Inc.	4,107	243,422
Cullen/Frost Bankers, Inc.	1,805	300,244
East West Bancorp, Inc.	4,130	541,030
Fifth Third Bancorp	27,540	1,556,010
First Citizens BancShares, Inc., Class A	243	531,356
First Hawaiian, Inc.	3,678	102,212
First Horizon Corp.	14,411	369,498
FNB Corp.	10,632	200,945
Huntington Bancshares, Inc.	61,339	1,045,217
JPMorgan Chase & Co.	81,399	28,635,354
KeyCorp	28,201	637,061
M&T Bank Corp.	4,469	1,100,670
Pinnacle Financial Partners, Inc.	4,266	448,911
PNC Financial Services Group, Inc.	12,229	3,055,660
Popular, Inc.	1,800	315,378
Prosperity Bancshares, Inc.	3,508	262,644
Regions Financial Corp.	26,002	804,762
Southstate Bank Corp.	2,966	311,697
TFS Financial Corp.	1,698	31,260
Truist Financial Corp.	37,959	1,967,795
U.S. Bancorp	47,393	2,986,233
Webster Financial Corp.	4,940	381,467
Wells Fargo & Co.	93,288	8,064,748
Western Alliance Bancorp	2,632	211,850
Wintrust Financial Corp.	2,034	324,504
Zions Bancorp NA	4,452	310,304
		73,625,059

Capital Goods 7.2%
3M Co.	13,685	2,412,392
A.O. Smith Corp.	3,448	207,328
Acuity, Inc.	916	300,805
Advanced Drainage Systems, Inc.	2,207	305,625
AECOM	3,968	287,243
AeroVironment, Inc. *	1,155	172,522
AGCO Corp.	1,847	188,689
SECURITY	NUMBER OF SHARES	VALUE ($)
Allegion PLC	2,591	407,823
Allison Transmission Holdings, Inc.	2,133	244,314
AMETEK, Inc.	6,965	1,683,510
API Group Corp. *	11,670	463,066
Applied Industrial Technologies, Inc.	1,115	384,909
Armstrong World Industries, Inc.	952	166,276
Boeing Co. *	8,161	1,763,919
Builders FirstSource, Inc. *	3,237	215,066
BWX Technologies, Inc.	143	24,124
Carlisle Cos., Inc.	1,092	393,033
Carrier Global Corp.	23,780	1,469,842
CNH Industrial NV	26,349	270,077
Core & Main, Inc., Class A *	5,679	249,706
Crane Co.	1,499	319,977
Cummins, Inc.	2,299	1,458,026
Curtiss-Wright Corp.	547	396,028
Deere & Co.	7,518	4,455,693
Donaldson Co., Inc.	3,498	329,651
Dover Corp.	4,058	830,348
Dycom Industries, Inc. *	538	215,776
Eaton Corp. PLC	10,005	4,154,076
Emerson Electric Co.	17,109	2,563,270
Esab Corp.	1,770	153,158
Everus Construction Group, Inc. *	210	26,340
Fastenal Co.	6,418	306,203
Ferguson Enterprises, Inc.	5,534	1,296,782
Flowserve Corp.	3,871	294,157
Fortive Corp.	9,267	548,699
Fortune Brands Innovations, Inc.	3,595	177,090
Gates Industrial Corp. Ltd. *	7,691	215,194
Generac Holdings, Inc. *	1,779	350,659
General Dynamics Corp.	7,793	2,987,992
Graco, Inc.	5,039	399,996
Hayward Holdings, Inc. *	6,329	95,758
Hexcel Corp.	1,866	192,105
Honeywell Aerospace, Inc. *	9,664	1,997,935
Honeywell International, Inc.	9,664	2,348,835
Hubbell, Inc., Class B	1,613	762,223
Huntington Ingalls Industries, Inc.	1,188	387,823
IDEX Corp.	2,248	518,052
Illinois Tool Works, Inc.	6,213	1,782,820
Ingersoll Rand, Inc.	11,918	993,723
ITT, Inc.	2,710	531,106
Johnson Controls International PLC	17,448	2,558,924
Kratos Defense & Security Solutions, Inc. *	5,235	243,951
L3Harris Technologies, Inc.	5,665	1,569,545
Lennox International, Inc.	672	279,471
Leonardo DRS, Inc.	2,299	105,869
Lincoln Electric Holdings, Inc.	1,231	321,673
Loar Holdings, Inc. *	1,324	90,628
Louisiana-Pacific Corp.	1,967	142,470
Masco Corp.	6,114	437,029
Middleby Corp. *	1,338	178,730
Midera Food Processing, Inc. *	1,338	64,157
MSC Industrial Direct Co., Inc., Class A	1,378	170,045
Mueller Industries, Inc.	6,608	438,837
Nextpower, Inc., Class A *	4,493	403,786
Nordson Corp.	1,615	480,915
Northrop Grumman Corp.	4,068	2,206,809
nVent Electric PLC	2,888	444,261

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	1,882	268,016
Otis Worldwide Corp.	11,699	841,743
Owens Corning	2,420	336,138
PACCAR, Inc.	15,731	2,087,189
Parker-Hannifin Corp.	3,844	3,753,781
Pentair PLC	4,848	317,253
Primoris Services Corp.	1,545	130,413
QXO, Inc. *	29,237	388,852
RBC Bearings, Inc. *	786	433,330
Regal Rexnord Corp.	2,011	412,718
Rockwell Automation, Inc.	606	290,928
RTX Corp.	41,068	8,838,655
Sensata Technologies Holding PLC	4,379	202,704
Simpson Manufacturing Co., Inc.	1,267	237,867
SiteOne Landscape Supply, Inc. *	1,305	123,244
Snap-on, Inc.	1,541	632,442
SPX Technologies, Inc. *	1,470	322,841
StandardAero, Inc. *	7,037	206,254
Stanley Black & Decker, Inc.	4,760	450,201
Sunbelt Rentals Holdings, Inc.	12,492	898,425
Textron, Inc.	5,247	447,359
Timken Co.	1,954	268,773
Toro Co.	2,925	268,720
TransDigm Group, Inc.	845	1,059,951
Trex Co., Inc. *	3,110	134,850
United Rentals, Inc.	1,463	1,578,957
Valmont Industries, Inc.	582	280,349
Watsco, Inc.	1,056	326,621
Watts Water Technologies, Inc., Class A	827	285,968
WESCO International, Inc.	1,453	499,091
Westinghouse Air Brake Technologies Corp.	5,138	1,494,439
WillScot Holdings Corp.	5,303	128,757
WW Grainger, Inc.	189	261,240
X-Energy, Inc. *(a)	1,274	20,779
Xylem, Inc.	7,225	845,108
		81,910,820

Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	4,621	102,586
Automatic Data Processing, Inc.	7,720	2,057,071
Booz Allen Hamilton Holding Corp., Class A	2,816	196,331
Broadridge Financial Solutions, Inc.	3,501	538,979
CACI International, Inc., Class A *	665	331,004
Clean Harbors, Inc. *	1,253	392,039
Copart, Inc. *	26,858	782,105
Equifax, Inc.	3,601	621,605
ExlService Holdings, Inc. *	3,785	128,425
FTI Consulting, Inc. *	896	142,804
Genpact Ltd.	4,735	166,530
GFL Environmental, Inc.	7,872	325,271
Jacobs Solutions, Inc.	3,545	478,327
KBR, Inc.	3,897	142,669
Leidos Holdings, Inc.	3,815	441,014
Mobility Global, Inc. *	9,043	184,296
MSA Safety, Inc.	1,096	208,536
Parsons Corp. *	1,111	49,117
Paychex, Inc.	9,802	1,145,266
Paycom Software, Inc.	1,242	203,638
Paylocity Holding Corp. *	1,223	168,646
RB Global, Inc.	5,662	621,348
Republic Services, Inc., Class A	6,059	1,275,722
Robert Half, Inc.	2,999	113,362
Science Applications International Corp.	1,294	151,566
SS&C Technologies Holdings, Inc.	6,343	488,728
Tetra Tech, Inc.	7,874	261,102
TransUnion	5,848	459,770
SECURITY	NUMBER OF SHARES	VALUE ($)
UL Solutions, Inc., Class A	1,528	140,026
Veralto Corp.	7,474	703,827
Verisk Analytics, Inc., Class A	3,987	776,867
Waste Management, Inc.	8,283	1,876,514
		15,675,091

Consumer Discretionary Distribution & Retail 8.3%
Amazon.com, Inc. *	270,648	73,502,584
AutoNation, Inc. *	745	158,238
AutoZone, Inc. *	433	1,306,036
Bath & Body Works, Inc.	6,050	121,726
Best Buy Co., Inc.	5,983	516,094
CarMax, Inc. *	4,292	245,760
Dick's Sporting Goods, Inc.	1,920	376,147
Dillard's, Inc., Class A	96	56,481
eBay, Inc.	10,578	1,205,998
Etsy, Inc. *	1,438	117,456
Five Below, Inc. *	994	215,827
Floor & Decor Holdings, Inc., Class A *	3,221	185,433
GameStop Corp., Class A *	12,416	269,676
Gap, Inc.	6,771	136,029
Genuine Parts Co.	4,182	520,115
Home Depot, Inc.	7,893	2,620,160
Lithia Motors, Inc., Class A	683	263,242
LKQ Corp.	7,723	173,381
Lowe's Cos., Inc.	17,074	3,548,148
Macy's, Inc.	8,013	198,883
Ollie's Bargain Outlet Holdings, Inc. *	1,844	135,479
O'Reilly Automotive, Inc. *	25,274	2,258,232
Penske Automotive Group, Inc.	529	114,957
Pool Corp.	978	181,624
Ross Stores, Inc.	1,228	308,314
TJX Cos., Inc.	18,312	2,881,210
Tractor Supply Co.	15,974	491,520
Ulta Beauty, Inc. *	1,034	530,266
Valvoline, Inc. *	412	15,825
Wayfair, Inc., Class A *	3,167	268,878
Williams-Sonoma, Inc.	3,095	707,703
		93,631,422

Consumer Durables & Apparel 0.8%
Amer Sports, Inc. *	4,727	167,856
Birkenstock Holding PLC *(a)	1,208	46,774
Brunswick Corp.	2,003	158,237
Columbia Sportswear Co.	646	38,359
Crocs, Inc. *	1,463	187,279
Deckers Outdoor Corp. *	3,951	382,773
Dr. Horton, Inc.	7,654	1,094,981
Garmin Ltd.	5,003	1,469,781
Hasbro, Inc.	3,198	300,420
Lennar Corp., Class A	6,492	534,616
Lululemon Athletica, Inc. *	3,038	361,127
Mattel, Inc. *	8,718	131,555
Mohawk Industries, Inc. *	1,545	190,189
NIKE, Inc., Class B	35,940	1,499,057
NVR, Inc. *	48	295,058
PulteGroup, Inc.	5,759	728,341
PVH Corp.	1,379	119,504
Ralph Lauren Corp., Class A	414	157,461
SharkNinja, Inc. *	2,166	350,394
Somnigroup International, Inc.	5,209	340,304
Toll Brothers, Inc.	2,883	420,601
VF Corp.	10,652	152,537
Whirlpool Corp.	1,936	72,600
YETI Holdings, Inc. *	2,285	111,828
		9,311,632

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 1.4%
ADT, Inc.	17,098	130,629
Aramark	7,954	453,139
Boyd Gaming Corp.	1,547	131,588
Bright Horizons Family Solutions, Inc. *	1,593	118,742
Caesars Entertainment, Inc. *	6,121	182,100
Carnival Corp. Ltd.	38,843	1,080,224
Churchill Downs, Inc.	1,669	140,697
Domino's Pizza, Inc.	862	299,493
Duolingo, Inc. *	1,168	157,458
Flutter Entertainment PLC *	4,307	449,952
Grand Canyon Education, Inc. *	593	86,187
H&R Block, Inc.	3,252	143,186
Hyatt Hotels Corp., Class A	68	11,836
Liberty Live Holdings, Inc., Class C *	2,026	199,764
Marriott International, Inc., Class A	1,680	626,354
McDonald's Corp.	21,627	5,853,131
MGM Resorts International *	5,634	251,107
Norwegian Cruise Line Holdings Ltd. *	13,788	255,492
Restaurant Brands International, Inc.	4,479	331,536
Royal Caribbean Cruises Ltd.	3,316	1,055,483
Service Corp. International	4,077	351,397
Starbucks Corp.	15,651	1,647,268
Texas Roadhouse, Inc., Class A	1,362	279,809
Travel & Leisure Co.	1,276	97,001
Vail Resorts, Inc.	217	32,415
Wyndham Hotels & Resorts, Inc.	232	17,367
Wynn Resorts Ltd.	335	33,269
Yum! Brands, Inc.	5,902	904,659
		15,321,283

Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	9,882	114,434
BJ's Wholesale Club Holdings, Inc. *	3,905	381,831
Casey's General Stores, Inc.	131	114,101
Costco Wholesale Corp.	7,604	7,238,172
Dollar General Corp.	6,699	851,108
Dollar Tree, Inc. *	5,638	717,210
Kroger Co.	16,972	979,963
Maplebear, Inc. *	2,477	110,474
Performance Food Group Co. *	4,580	523,906
Sprouts Farmers Market, Inc. *	2,844	247,883
Sysco Corp.	7,645	651,660
Target Corp.	13,822	1,997,141
U.S. Foods Holding Corp. *	6,677	671,639
Walmart, Inc.	122,160	13,584,192
		28,183,714

Energy 5.9%
Antero Midstream Corp.	10,038	220,535
Antero Resources Corp. *	9,027	326,236
APA Corp.	10,685	398,764
Baker Hughes Co., Class A	30,214	1,827,645
Cheniere Energy, Inc.	5,947	1,567,451
Chevron Corp.	56,480	11,116,958
Chord Energy Corp.	1,711	240,190
ConocoPhillips	37,122	4,472,459
Devon Energy Corp.	34,310	1,548,410
Diamondback Energy, Inc.	5,830	1,183,199
DT Midstream, Inc.	3,095	427,110
EOG Resources, Inc.	16,306	2,424,539
EQT Corp.	18,377	979,310
Expand Energy Corp.	6,918	650,500
ExxonMobil Holdings Corp.	126,704	19,694,870
Halliburton Co.	25,311	816,280
HF Sinclair Corp.	4,707	430,549
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	59,158	1,903,705
Marathon Petroleum Corp.	4,388	1,388,670
Matador Resources Co.	3,264	162,841
NOV, Inc.	11,025	214,216
Occidental Petroleum Corp.	22,049	1,258,336
ONEOK, Inc.	19,173	1,741,100
Ovintiv, Inc.	8,576	535,657
Permian Resources Corp., Class A	21,098	449,598
Phillips 66	11,452	2,424,159
Range Resources Corp.	7,085	284,392
SLB Ltd.	45,493	2,255,998
TechnipFMC PLC	7,250	519,535
Valero Energy Corp.	7,920	2,478,168
Viper Energy, Inc., Class A	5,755	256,731
Weatherford International PLC	2,141	187,958
Williams Cos., Inc.	37,122	2,655,708
		67,041,777

Equity Real Estate Investment Trusts (REITs) 3.4%
Agree Realty Corp.	3,596	279,769
Alexandria Real Estate Equities, Inc.	5,181	266,562
American Healthcare REIT, Inc.	5,812	323,147
American Homes 4 Rent, Class A	10,197	340,784
American Tower Corp.	5,008	868,187
Americold Realty Trust, Inc.	8,686	122,386
AvalonBay Communities, Inc.	4,228	784,759
Brixmor Property Group, Inc.	9,276	292,287
BXP, Inc.	4,848	339,942
Camden Property Trust	3,013	333,871
Cousins Properties, Inc.	4,959	156,456
Crown Castle, Inc.	13,288	1,013,874
CubeSmart	6,879	285,203
Digital Realty Trust, Inc.	11,022	2,077,867
EastGroup Properties, Inc.	1,616	337,760
EPR Properties	2,275	141,209
Equinix, Inc.	3,000	3,057,840
Equity LifeStyle Properties, Inc.	5,855	380,985
Equity Residential	11,355	754,540
Essex Property Trust, Inc.	1,947	553,221
Extra Space Storage, Inc.	6,383	944,939
Federal Realty Investment Trust	2,626	325,860
Fermi, Inc. *	6,149	34,988
First Industrial Realty Trust, Inc.	4,011	264,084
Gaming & Leisure Properties, Inc.	8,262	370,055
Healthcare Realty Trust, Inc., Class A	10,109	212,390
Healthpeak Properties, Inc.	21,048	459,478
Host Hotels & Resorts, Inc.	20,652	518,985
Invitation Homes, Inc.	18,002	535,019
Iron Mountain, Inc.	9,001	1,101,002
Janus Living, Inc., Class A-1	1,503	45,406
Kilroy Realty Corp.	3,587	139,247
Kimco Realty Corp.	20,052	510,925
Lamar Advertising Co., Class A	2,011	321,680
Lineage, Inc.	2,111	89,443
Medical Properties Trust, Inc.	15,128	70,043
Mid-America Apartment Communities, Inc.	3,522	466,101
Millrose Properties, Inc., Class A	4,654	130,219
NNN REIT, Inc.	5,785	274,903
Omega Healthcare Investors, Inc.	9,072	459,315
Prologis, Inc.	28,382	4,104,321
Public Storage	4,570	1,481,457
Rayonier, Inc.	9,248	201,421
Realty Income Corp.	28,424	1,815,441
Regency Centers Corp.	5,586	448,500
Rexford Industrial Realty, Inc.	6,797	256,723
SBA Communications Corp., Class A	3,209	580,765
STAG Industrial, Inc.	5,815	222,482

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	3,708	457,864
UDR, Inc.	9,919	378,509
Ventas, Inc.	14,750	1,379,273
VICI Properties, Inc., Class A	33,055	870,999
Vornado Realty Trust	5,385	212,115
Welltower, Inc.	21,531	5,047,728
Weyerhaeuser Co.	21,842	546,705
WP Carey, Inc.	6,721	494,666
		38,483,700

Financial Services 9.5%
Affiliated Managers Group, Inc.	774	283,849
AGNC Investment Corp.	34,725	370,168
Ally Financial, Inc.	7,564	327,748
American Express Co.	11,461	3,853,761
Ameriprise Financial, Inc.	2,530	1,380,975
Annaly Capital Management, Inc.	22,277	506,133
Apollo Global Management, Inc.	12,785	1,605,668
Bank of New York Mellon Corp.	19,590	3,062,505
Berkshire Hathaway, Inc., Class B *	56,701	29,004,830
Blackrock, Inc.	4,650	5,070,313
Blackstone, Inc.	4,751	606,940
Block, Inc. *	15,856	1,288,141
Blue Owl Capital, Inc., Class A	19,855	204,507
Brookfield Asset Management Ltd., Class A	738	35,719
Bullish *	591	12,878
Capital One Financial Corp.	18,985	3,968,055
Carlyle Group, Inc.	8,057	370,783
Cboe Global Markets, Inc.	3,190	989,634
Charles Schwab Corp. (b)	45,858	4,826,096
Chime Financial, Inc., Class A *	7,446	171,184
CME Group, Inc.	11,004	2,946,761
Coinbase Global, Inc., Class A *	6,690	978,479
Corebridge Financial, Inc.	7,453	232,459
Corpay, Inc. *	1,221	466,556
Credit Acceptance Corp. *	100	56,891
Equitable Holdings, Inc.	3,995	190,362
Euronet Worldwide, Inc. *	1,089	77,678
Evercore, Inc., Class A	1,114	357,104
FactSet Research Systems, Inc.	1,101	289,783
Fidelity National Information Services, Inc.	15,757	705,441
Figure Technology Solutions, Inc., Class A *	2,305	57,418
Fiserv, Inc. *	16,149	871,077
Franklin Resources, Inc.	8,104	274,401
Freedom Holding Corp. *	81	12,253
Galaxy Digital, Inc., Class A *	5,668	119,085
Global Payments, Inc.	6,994	588,056
Goldman Sachs Group, Inc.	8,782	8,943,413
Hamilton Lane, Inc., Class A	1,188	105,625
Houlihan Lokey, Inc., Class A	1,680	210,823
Interactive Brokers Group, Inc., Class A	7,928	697,585
Intercontinental Exchange, Inc.	17,114	2,609,543
Invesco Ltd.	10,952	324,179
Jack Henry & Associates, Inc.	2,189	337,194
Jefferies Financial Group, Inc.	4,599	251,105
KKR & Co., Inc.	16,312	1,654,526
Lazard, Inc.	2,423	102,687
LPL Financial Holdings, Inc.	1,570	555,309
MarketAxess Holdings, Inc.	1,056	171,389
MGIC Investment Corp.	6,397	192,166
Moody's Corp.	2,456	1,174,901
Morgan Stanley	34,130	7,181,635
Morningstar, Inc.	545	104,951
MSCI, Inc., Class A	2,031	1,162,219
Nasdaq, Inc.	13,610	1,281,926
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	5,305	966,518
OneMain Holdings, Inc.	3,503	219,218
PayPal Holdings, Inc.	27,277	1,560,517
Raymond James Financial, Inc.	5,382	947,124
Rithm Capital Corp.	16,750	165,490
Robinhood Markets, Inc., Class A *	4,003	346,500
Rocket Cos., Inc., Class A *	29,367	378,834
S&P Global, Inc.	9,003	3,708,606
SEI Investments Co.	3,097	318,929
Shift4 Payments, Inc., Class A *	1,023	54,219
SLM Corp.	5,701	148,198
SoFi Technologies, Inc. *	33,814	551,506
Starwood Property Trust, Inc.	10,692	170,858
State Street Corp.	8,146	1,500,167
Stifel Financial Corp.	4,537	376,163
Synchrony Financial	10,228	775,180
T. Rowe Price Group, Inc.	6,413	716,653
TPG, Inc.	4,480	195,597
Tradeweb Markets, Inc., Class A	3,275	329,138
UWM Holdings Corp.	8,788	15,994
Virtu Financial, Inc., Class A	2,508	147,295
Voya Financial, Inc.	2,789	277,310
Western Union Co.	9,435	60,007
WEX, Inc. *	967	180,790
XP, Inc., Class A	11,947	203,816
		107,539,494

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	50,901	3,478,065
Archer-Daniels-Midland Co.	14,606	1,157,818
Brown-Forman Corp., Class B	5,384	154,682
Bunge Global SA	4,032	428,319
Campbell's Co. (a)	6,031	132,561
Coca-Cola Co.	104,756	9,175,578
Coca-Cola Consolidated, Inc.	1,520	285,608
Conagra Brands, Inc.	14,590	211,701
Constellation Brands, Inc., Class A	4,194	546,185
Darling Ingredients, Inc. *	4,756	288,404
Freshpet, Inc. *	1,458	86,809
General Mills, Inc.	16,238	580,509
Hershey Co.	3,983	697,224
Hormel Foods Corp.	8,894	222,439
Ingredion, Inc.	1,927	191,659
J.M. Smucker Co.	3,166	377,577
JBS NV, Class A	9,876	138,462
Keurig Dr. Pepper, Inc.	39,460	1,227,995
Kraft Heinz Co.	26,041	673,160
Lamb Weston Holdings, Inc.	4,003	210,358
McCormick & Co., Inc. - Non Voting Shares	7,747	394,322
Molson Coors Beverage Co., Class B	4,686	194,750
Mondelez International, Inc., Class A	39,095	2,436,010
Monster Beverage Corp. *	11,605	1,118,490
PepsiCo, Inc.	36,629	5,111,943
Philip Morris International, Inc.	47,491	9,062,233
Pilgrim's Pride Corp.	1,276	34,911
Post Holdings, Inc. *	1,253	114,537
Primo Brands Corp.	7,407	168,139
Seaboard Corp.	8	35,306
Smithfield Foods, Inc.	1,392	36,248
Tyson Foods, Inc., Class A	8,365	484,835
		39,456,837

Health Care Equipment & Services 4.8%
Abbott Laboratories	52,771	5,577,895
Align Technology, Inc. *	2,031	343,564
Baxter International, Inc.	15,580	407,573

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Becton Dickinson & Co.	8,656	1,433,607
Boston Scientific Corp. *	45,155	2,110,093
Cardinal Health, Inc.	3,865	889,066
Centene Corp. *	13,815	859,569
Chemed Corp.	396	210,771
Cigna Group	7,952	2,219,006
Cooper Cos., Inc. *	5,914	427,700
CVS Health Corp.	39,084	4,081,542
DaVita, Inc. *	927	222,563
Doximity, Inc., Class A *	3,927	82,114
Edwards Lifesciences Corp. *	17,358	1,494,003
Elevance Health, Inc.	6,611	2,484,678
Encompass Health Corp.	2,989	331,988
Ensign Group, Inc.	1,717	305,901
Envista Holdings Corp. *	4,924	134,474
GE HealthCare Technologies, Inc.	13,831	940,785
Globus Medical, Inc., Class A *	3,414	268,989
Guardant Health, Inc. *	431	69,818
HCA Healthcare, Inc.	4,548	1,830,979
Henry Schein, Inc. *	2,980	255,535
Humana, Inc.	3,657	1,330,636
IDEXX Laboratories, Inc. *	386	215,801
Labcorp Holdings, Inc.	2,498	772,382
McKesson Corp.	234	200,348
Medline, Inc., Class A *	13,652	536,250
Medtronic PLC	39,061	3,335,419
Molina Healthcare, Inc. *	1,559	304,972
Quest Diagnostics, Inc.	3,363	783,613
ResMed, Inc.	4,425	933,586
Solventum Corp. *	4,490	383,626
STERIS PLC	2,981	680,860
Stryker Corp.	10,531	3,429,947
Teleflex, Inc.	1,332	182,098
Tenet Healthcare Corp. *	2,601	662,683
UnitedHealth Group, Inc.	27,493	11,393,099
Universal Health Services, Inc., Class B	1,547	260,577
Veeva Systems, Inc., Class A *	4,543	925,772
Zimmer Biomet Holdings, Inc.	5,895	553,717
		53,867,599

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	7,212	712,618
Clorox Co.	3,662	349,831
Colgate-Palmolive Co.	13,789	1,258,936
elf Beauty, Inc. *	1,756	145,555
Estee Lauder Cos., Inc., Class A	6,156	516,488
Kenvue, Inc.	57,730	1,110,725
Kimberly-Clark Corp.	6,824	745,931
Procter & Gamble Co.	71,000	10,258,790
Reynolds Consumer Products, Inc.	1,597	39,829
		15,138,703

Insurance 3.4%
Aflac, Inc.	13,865	1,767,510
Allstate Corp.	7,811	2,062,729
American Financial Group, Inc.	2,026	287,125
American International Group, Inc.	16,225	1,274,960
Aon PLC, Class A	6,338	2,285,166
Arch Capital Group Ltd. *	10,586	1,064,211
Arthur J Gallagher & Co.	7,764	1,936,497
Assurant, Inc.	1,501	419,064
Assured Guaranty Ltd.	1,271	105,137
Axis Capital Holdings Ltd.	2,251	237,075
Brighthouse Financial, Inc. *	1,727	106,918
Brown & Brown, Inc.	8,955	630,432
Chubb Ltd.	10,715	3,757,536
Cincinnati Financial Corp.	4,636	823,724
SECURITY	NUMBER OF SHARES	VALUE ($)
CNA Financial Corp.	608	31,902
Everest Group Ltd.	1,199	448,606
Fidelity National Financial, Inc.	7,747	399,668
First American Financial Corp.	2,942	220,621
Globe Life, Inc.	2,369	431,750
Hanover Insurance Group, Inc.	1,055	245,425
Hartford Insurance Group, Inc.	8,335	1,182,820
Kinsale Capital Group, Inc.	661	235,594
Lincoln National Corp.	5,205	237,400
Loews Corp.	5,091	590,607
Markel Group, Inc. *	376	707,760
Marsh & McLennan Cos., Inc.	14,687	2,785,977
MetLife, Inc.	16,456	1,581,915
Old Republic International Corp.	6,860	296,421
Primerica, Inc.	952	304,602
Principal Financial Group, Inc.	6,517	740,983
Progressive Corp.	17,789	3,760,950
Prudential Financial, Inc.	10,595	1,293,438
Reinsurance Group of America, Inc.	1,991	471,568
RenaissanceRe Holdings Ltd.	1,267	405,415
RLI Corp.	2,530	154,937
Ryan Specialty Holdings, Inc., Class A	2,838	125,326
Travelers Cos., Inc.	6,456	2,416,868
Unum Group	4,801	413,414
W.R. Berkley Corp.	6,884	499,365
White Mountains Insurance Group Ltd.	74	155,232
Willis Towers Watson PLC	2,873	965,098
		37,861,746

Materials 3.6%
Air Products & Chemicals, Inc.	6,669	1,966,621
Albemarle Corp.	3,577	420,798
Alcoa Corp.	7,987	361,492
Almonty Industries, Inc. *	331	3,661
Amcor PLC	14,040	630,115
Anglogold Ashanti PLC	1,479	117,314
AptarGroup, Inc.	1,940	259,882
Avery Dennison Corp.	2,329	395,301
Axalta Coating Systems Ltd. *	6,584	235,773
Ball Corp.	8,091	525,106
Celanese Corp., Class A	3,400	152,048
CF Industries Holdings, Inc.	4,666	584,137
Cleveland-Cliffs, Inc. *	17,231	198,501
Coeur Mining, Inc.	31,191	465,058
Corteva, Inc.	20,466	1,610,879
CRH PLC	20,358	1,934,214
Crown Holdings, Inc.	3,383	398,687
Dow, Inc.	21,912	663,715
DuPont de Nemours, Inc.	4,148	568,276
Eagle Materials, Inc.	955	195,718
Eastman Chemical Co.	3,421	239,299
Ecolab, Inc.	7,553	2,096,939
Element Solutions, Inc.	7,010	257,477
Freeport-McMoRan, Inc.	43,570	2,728,789
Graphic Packaging Holding Co.	8,882	95,304
Hecla Mining Co.	18,168	256,532
International Flavors & Fragrances, Inc.	7,787	616,886
International Paper Co.	15,977	652,341
James Hardie Industries PLC, ADR *	4,505	118,436
Linde PLC	14,038	6,715,498
LyondellBasell Industries NV, Class A	7,853	487,514
Martin Marietta Materials, Inc.	1,819	955,230
Mosaic Co.	9,600	212,352
MP Materials Corp. *	4,326	178,967
NewMarket Corp.	186	158,130
Newmont Corp.	32,503	3,045,856
Nucor Corp.	6,712	1,726,931
Olin Corp.	3,454	63,934

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	2,638	648,526
PPG Industries, Inc.	6,793	750,762
Reliance, Inc.	1,551	629,861
Royal Gold, Inc.	2,573	510,355
RPM International, Inc.	3,863	413,611
Scotts Miracle-Gro Co.	1,343	88,208
Sherwin-Williams Co.	5,193	1,770,034
Silgan Holdings, Inc.	2,691	107,586
Smurfit Westrock PLC	15,906	731,199
Sonoco Products Co.	3,026	170,545
Southern Copper Corp.	2,169	396,298
Steel Dynamics, Inc.	3,765	945,994
Vulcan Materials Co.	3,947	1,060,046
Westlake Corp.	1,002	70,641
		40,587,377

Media & Entertainment 1.8%
Charter Communications, Inc., Class A *	2,375	344,328
EchoStar Corp., Class A *	567	47,679
Electronic Arts, Inc.	6,579	1,380,669
Fox Corp., Class A	9,776	569,256
Liberty Broadband Corp., Class C *	4,007	136,398
Liberty Media Corp.-Liberty Formula One, Class C *	7,277	714,092
Madison Square Garden Sports Corp. *	222	87,397
Match Group, Inc.	7,041	277,486
Meta Platforms, Inc., Class A	12,169	6,774,604
New York Times Co., Class A	4,685	350,860
News Corp., Class A	15,483	426,711
Nexstar Media Group, Inc., Class A	866	164,999
NIQ Global Intelligence PLC *	1,757	19,626
Omnicom Group, Inc.	8,610	677,607
People, Inc. *	1,929	80,189
Pinterest, Inc., Class A *	14,888	357,461
Roku, Inc. *	225	32,627
Sirius XM Holdings, Inc.	5,391	159,681
TKO Group Holdings, Inc.	1,162	211,263
Trade Desk, Inc., Class A *	8,991	162,198
Versant Media Group, Inc.	4,287	154,289
Walt Disney Co.	54,029	5,197,050
Warner Bros Discovery, Inc. *	73,264	1,926,843
		20,253,313

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	49,604	12,447,628
Agilent Technologies, Inc.	8,601	1,190,120
Amgen, Inc.	4,810	1,852,620
Arrowhead Pharmaceuticals, Inc. *	1,518	128,499
Ascendis Pharma AS *	93	22,684
Avantor, Inc. *	20,014	275,793
Biogen, Inc. *	4,488	910,840
BioMarin Pharmaceutical, Inc. *	5,827	349,737
Bio-Rad Laboratories, Inc., Class A *	548	178,363
Bio-Techne Corp.	4,734	341,274
Bridgebio Pharma, Inc. *	265	21,224
Bristol-Myers Squibb Co.	62,189	4,061,564
Bruker Corp.	3,375	212,085
Caris Life Sciences, Inc. *	324	5,077
Charles River Laboratories International, Inc. *	1,487	345,742
Danaher Corp.	19,244	3,752,195
Elanco Animal Health, Inc. *	15,030	396,341
Exelixis, Inc. *	5,650	299,619
Gilead Sciences, Inc.	37,832	4,926,105
Illumina, Inc. *	4,626	948,793
Incyte Corp. *	5,046	603,098
Ionis Pharmaceuticals, Inc. *	281	14,547
SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	5,067	1,190,846
Jazz Pharmaceuticals PLC *	1,812	458,182
Johnson & Johnson	73,350	18,803,272
Merck & Co., Inc.	75,320	9,806,664
Mettler-Toledo International, Inc. *	615	871,024
Moderna, Inc. *	11,080	607,406
Neurocrine Biosciences, Inc. *	420	70,056
Organon & Co.	7,960	107,858
Pfizer, Inc.	173,398	4,336,684
Qiagen NV	6,255	258,957
Regeneron Pharmaceuticals, Inc.	3,078	2,347,375
Repligen Corp. *	1,608	226,744
Revvity, Inc.	3,394	381,893
Roivant Sciences Ltd. *	14,894	505,056
Royalty Pharma PLC, Class A	12,598	736,101
Sotera Health Co. *	8,440	150,738
Thermo Fisher Scientific, Inc.	11,319	6,500,502
United Therapeutics Corp. *	1,260	652,315
Vertex Pharmaceuticals, Inc. *	7,742	3,693,708
Viatris, Inc.	35,390	621,448
Viking Therapeutics, Inc. *	3,279	104,075
Waters Corp. *	2,993	1,129,289
West Pharmaceutical Services, Inc.	2,127	725,222
Zoetis, Inc.	2,715	209,842
		87,779,205

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	8,051	1,181,967
CoStar Group, Inc. *	10,912	313,829
Howard Hughes Holdings, Inc. *	909	58,103
Jones Lang LaSalle, Inc. *	1,328	471,480
Zillow Group, Inc., Class C *	6,114	208,243
		2,233,622

Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.	3,848	191,900
Analog Devices, Inc.	13,811	5,074,300
Cirrus Logic, Inc. *	1,545	199,846
Enphase Energy, Inc. *	3,893	146,143
Entegris, Inc.	4,000	476,200
First Solar, Inc. *	2,931	618,529
GLOBALFOUNDRIES, Inc.	3,808	190,362
Intel Corp. *	133,492	12,040,978
MKS, Inc.	1,867	555,339
ON Semiconductor Corp. *	11,340	925,457
Onto Innovation, Inc. *	1,214	313,916
Qnity Electronics, Inc.	6,385	837,584
Qorvo, Inc. *	2,564	232,222
QUALCOMM, Inc.	32,129	4,742,562
Skyworks Solutions, Inc.	4,552	283,499
Universal Display Corp.	1,309	104,929
		26,933,766

Software & Services 7.6%
Accenture PLC, Class A	18,690	3,101,045
Adobe, Inc. *	3,733	934,781
Akamai Technologies, Inc. *	4,384	504,949
Amdocs Ltd.	3,266	181,981
Applied Digital Corp. *	7,870	215,559
Aurora Innovation, Inc. *	36,627	236,244
Bentley Systems, Inc., Class B	3,933	139,386
Bill Holdings, Inc. *	2,653	119,730
BitMine Immersion Technologies, Inc.	17,145	296,266
CCC Intelligent Solutions Holdings, Inc. *	16,689	101,636
Circle Internet Group, Inc. *	5,421	339,409

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	14,447	799,641
Docusign, Inc., Class A *	5,520	302,662
Dolby Laboratories, Inc., Class A	1,809	106,387
Dropbox, Inc., Class A *	4,610	150,102
Dynatrace, Inc. *	7,429	329,253
Elastic NV *	1,330	87,501
EPAM Systems, Inc. *	1,545	163,090
Fair Isaac Corp. *	123	138,125
Figma, Inc., Class A *	6,460	157,107
Gen Digital, Inc.	14,855	407,770
Gitlab, Inc., Class A *	4,292	148,117
Guidewire Software, Inc. *	1,222	185,671
HubSpot, Inc. *	173	41,063
International Business Machines Corp.	28,639	6,405,112
Intuit, Inc.	5,646	1,784,531
IREN Ltd. *	8,721	320,933
Klaviyo, Inc., Class A *	3,227	57,570
Kyndryl Holdings, Inc. *	6,390	86,584
Microsoft Corp.	113,096	52,557,973
MongoDB, Inc., Class A *	212	71,546
Nutanix, Inc., Class A *	7,882	465,117
Okta, Inc. *	5,126	727,533
Pegasystems, Inc.	1,904	58,167
PTC, Inc. *	3,621	496,801
RingCentral, Inc., Class A	1,989	110,628
Roper Technologies, Inc.	3,114	1,220,595
Rubrik, Inc., Class A *	1,529	110,638
SailPoint, Inc. *	2,009	33,691
Salesforce, Inc.	24,206	4,454,388
SentinelOne, Inc., Class A *	3,008	57,332
Strategy, Inc., Class A *	9,966	929,628
Synopsys, Inc. *	5,673	2,205,435
Trimble, Inc. *	7,041	398,380
Twilio, Inc., Class A *	3,836	757,035
Tyler Technologies, Inc. *	1,276	395,050
UiPath, Inc., Class A *	12,081	154,154
Unity Software, Inc. *	10,966	347,732
VeriSign, Inc.	2,484	720,410
Workday, Inc., Class A *	5,786	927,727
Zoom Communications, Inc. *	8,097	777,879
		85,820,044

Technology Hardware & Equipment 8.3%
Advanced Energy Industries, Inc.	59	17,082
Apple, Inc.	201,700	62,307,147
Arrow Electronics, Inc. *	1,545	334,601
Avnet, Inc.	2,452	217,836
CDW Corp.	3,888	574,685
Cisco Systems, Inc.	120,294	13,952,901
Cognex Corp.	5,062	330,245
Coherent Corp. *	4,271	1,122,803
Dell Technologies, Inc., Class C	8,082	3,276,200
Everpure, Inc., Class A *	1,297	100,089
F5, Inc. *	1,722	693,226
Flex Ltd. *	11,152	1,268,540
Hewlett Packard Enterprise Co.	40,328	1,931,711
HP, Inc.	27,829	758,897
Ingram Micro Holding Corp.	1,316	37,124
IonQ, Inc. *	11,852	431,887
IPG Photonics Corp. *	796	67,708
Keysight Technologies, Inc. *	2,234	712,825
Littelfuse, Inc.	753	332,924
Motorola Solutions, Inc.	3,134	1,365,640
NetApp, Inc.	3,867	690,259
Ralliant Corp.	3,405	222,585
Sanmina Corp. *	1,044	193,725
Super Micro Computer, Inc. *	15,456	438,950
SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	2,327	595,014
Teledyne Technologies, Inc. *	1,402	919,109
TTM Technologies, Inc. *	423	48,831
Vontier Corp.	4,235	136,071
Zebra Technologies Corp., Class A *	1,458	428,390
		93,507,005

Telecommunication Services 1.5%
AST SpaceMobile, Inc. *	538	31,731
AT&T, Inc.	206,243	4,795,150
Comcast Corp., Class A	107,958	2,586,674
Iridium Communications, Inc.	1,939	91,792
Liberty Global Ltd., Class C *	9,245	95,778
Millicom International Cellular SA	2,743	261,902
Space Exploration Technologies Corp., Class A *(a)	1,556	168,624
T-Mobile U.S., Inc.	14,840	2,563,016
Verizon Communications, Inc.	127,474	5,967,058
		16,561,725

Transportation 2.3%
Alaska Air Group, Inc. *	2,842	134,853
Avis Budget Group, Inc. *	364	50,028
CH Robinson Worldwide, Inc.	278	41,069
CSX Corp.	56,552	2,850,221
Delta Air Lines, Inc.	18,720	1,636,877
Expeditors International of Washington, Inc.	4,031	676,765
FedEx Corp.	6,667	2,049,436
Fedex Freight Holding Co., Inc. *	3,319	466,419
GXO Logistics, Inc. *	3,472	174,156
JB Hunt Transport Services, Inc.	2,287	621,492
Kirby Corp. *	1,609	211,004
Knight-Swift Transportation Holdings, Inc.	4,793	333,257
Landstar System, Inc.	689	120,417
Lyft, Inc., Class A *	9,862	156,411
Norfolk Southern Corp.	6,850	2,298,038
Old Dominion Freight Line, Inc.	4,506	955,903
Ryder System, Inc.	1,141	292,575
Saia, Inc. *	810	281,580
Schneider National, Inc., Class B	1,652	59,042
Southwest Airlines Co.	12,709	571,524
Uber Technologies, Inc. *	53,778	3,783,820
U-Haul Holding Co., Non Voting Shares	3,173	198,566
Union Pacific Corp.	16,850	4,922,391
United Airlines Holdings, Inc. *	9,258	1,123,273
United Parcel Service, Inc., Class B	22,743	2,370,275
		26,379,392

Utilities 3.7%
AES Corp.	21,532	316,090
Alliant Energy Corp.	7,869	556,968
Ameren Corp.	8,417	922,587
American Electric Power Co., Inc.	16,589	2,120,904
American Water Works Co., Inc.	5,934	796,165
Atmos Energy Corp.	5,022	867,701
Brookfield Renewable Corp.	4,201	140,103
CenterPoint Energy, Inc.	19,919	837,395
Clearway Energy, Inc., Class C	3,660	116,132
CMS Energy Corp.	9,359	673,754
Consolidated Edison, Inc.	11,225	1,221,841
Constellation Energy Corp.	9,115	2,394,966
Dominion Energy, Inc.	26,796	1,853,479
DTE Energy Co.	6,323	897,044
Duke Energy Corp.	23,726	2,975,952

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Edison International	11,597	850,872
Entergy Corp.	13,931	1,499,254
Essential Utilities, Inc.	8,609	343,069
Evergy, Inc.	7,014	582,232
Eversource Energy	11,451	819,777
Exelon Corp.	31,206	1,429,859
FirstEnergy Corp.	16,752	809,289
IDACORP, Inc.	1,679	239,946
MDU Resources Group, Inc.	6,211	123,909
National Fuel Gas Co.	2,830	232,937
NextEra Energy, Inc.	63,574	5,525,852
NiSource, Inc.	14,571	647,390
OGE Energy Corp.	6,264	296,600
Oklo, Inc. *	4,267	165,688
PG&E Corp.	66,810	1,161,158
Pinnacle West Capital Corp.	3,705	374,168
PPL Corp.	22,918	806,943
Public Service Enterprise Group, Inc.	15,200	1,165,536
Sempra	19,910	1,763,030
Southern Co.	34,367	3,249,056
Talen Energy Corp. *	407	135,979
UGI Corp.	6,464	233,480
WEC Energy Group, Inc.	9,926	1,086,103
Xcel Energy, Inc.	19,013	1,486,817
		41,720,025
Total Common Stocks (Cost $775,621,090)		1,124,675,644

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	9,000	2,266,380
Total Investment Companies (Cost $2,044,590)		2,266,380

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	3,135,113	3,135,113
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	348,075	348,075
		3,483,188
Total Short-Term Investments (Cost $3,483,188)		3,483,188
Total Investments in Securities (Cost $781,148,868)		1,130,425,212

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/18/26	10	2,631,750	4,394

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $331,424.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp. (a)	$4,597,264	$647,585	($889,945 )	($12,270 )	$483,462	$4,826,096	45,858	$44,818

(a)	Issuer is affiliated with the fund’s investment adviser.

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,124,675,644	$—	$—	$1,124,675,644
Investment Companies [1]	2,266,380	—	—	2,266,380
Short-Term Investments [1]	3,483,188	—	—	3,483,188
Futures Contracts [2]	4,394	—	—	4,394
Total	$1,130,429,606	$—	$—	$1,130,429,606

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	42,837	2,419,005
BorgWarner, Inc.	41,436	2,641,131
Ford Motor Co.	790,212	11,600,312
Gentex Corp.	43,202	1,009,199
Lear Corp.	10,193	1,331,613
QuantumScape Corp., Class A *	100,097	522,506
Rivian Automotive, Inc., Class A *	179,773	2,736,145
Thor Industries, Inc.	10,179	763,120
		23,023,031

Banks 2.8%
Bank OZK	20,838	1,068,989
BOK Financial Corp.	3,777	533,652
Central BanCo, Inc.	4,197	137,662
Citizens Financial Group, Inc.	85,437	6,121,561
Columbia Banking System, Inc.	58,323	1,823,760
Commerce Bancshares, Inc.	27,338	1,620,323
Cullen/Frost Bankers, Inc.	11,903	1,979,945
East West Bancorp, Inc.	27,514	3,604,334
Fifth Third Bancorp	182,844	10,330,686
First Citizens BancShares, Inc., Class A	1,615	3,531,440
First Hawaiian, Inc.	24,212	672,851
First Horizon Corp.	95,852	2,457,645
FNB Corp.	71,051	1,342,864
Huntington Bancshares, Inc.	407,241	6,939,387
KeyCorp	187,233	4,229,593
M&T Bank Corp.	29,671	7,307,671
Pinnacle Financial Partners, Inc.	30,172	3,175,000
Popular, Inc.	12,887	2,257,931
Prosperity Bancshares, Inc.	23,301	1,744,546
Regions Financial Corp.	172,632	5,342,960
Southstate Bank Corp.	19,546	2,054,089
TFS Financial Corp.	10,890	200,485
Webster Financial Corp.	32,630	2,519,689
Western Alliance Bancorp	21,326	1,716,530
Wintrust Financial Corp.	13,448	2,145,494
Zions Bancorp NA	29,241	2,038,098
		76,897,185

Capital Goods 12.5%
A.O. Smith Corp.	22,594	1,358,577
AAON, Inc.	13,761	1,225,555
Acuity, Inc.	6,125	2,011,389
Advanced Drainage Systems, Inc.	14,709	2,036,902
AECOM	26,006	1,882,574
AeroVironment, Inc. *	7,716	1,152,539
AGCO Corp.	12,035	1,229,496
Allegion PLC	17,223	2,710,900
Allison Transmission Holdings, Inc.	16,682	1,910,756
AMETEK, Inc.	46,242	11,177,154
API Group Corp. *	76,981	3,054,606
Applied Industrial Technologies, Inc.	7,424	2,562,839
Armstrong World Industries, Inc.	8,524	1,488,802
ATI, Inc. *	27,362	5,128,733
Axon Enterprise, Inc. *	15,620	8,243,611
SECURITY	NUMBER OF SHARES	VALUE ($)
Builders FirstSource, Inc. *	21,093	1,401,419
BWX Technologies, Inc.	18,470	3,115,889
Carlisle Cos., Inc.	8,093	2,912,833
Carpenter Technology Corp.	9,766	5,075,000
CNH Industrial NV	176,394	1,808,038
Comfort Systems USA, Inc.	7,046	12,187,396
Core & Main, Inc., Class A *	37,743	1,659,560
Crane Co.	10,009	2,136,521
Curtiss-Wright Corp.	7,458	5,399,592
Donaldson Co., Inc.	23,244	2,190,515
Dover Corp.	26,962	5,516,964
Dycom Industries, Inc. *	6,004	2,408,024
EMCOR Group, Inc.	8,939	7,128,227
Esab Corp.	11,504	995,441
Everus Construction Group, Inc. *	10,292	1,290,926
Fastenal Co.	232,243	11,080,314
Ferguson Enterprises, Inc.	38,685	9,065,056
Flowserve Corp.	25,810	1,961,302
Forgent Power Solutions, Inc., Class A *	33,652	1,119,602
Fortive Corp.	61,580	3,646,152
Fortune Brands Innovations, Inc.	23,402	1,152,783
FTAI Aviation Ltd.	20,507	4,224,442
Gates Industrial Corp. Ltd. *	50,246	1,405,883
Generac Holdings, Inc. *	11,706	2,307,370
Graco, Inc.	33,396	2,650,974
Hayward Holdings, Inc. *	41,680	630,618
HEICO Corp.	19,726	7,029,557
Hexcel Corp.	15,126	1,557,222
Hubbell, Inc., Class B	10,709	5,060,538
Huntington Ingalls Industries, Inc.	7,940	2,592,013
IDEX Corp.	14,993	3,455,137
IES Holdings, Inc. *	1,761	1,311,135
Ingersoll Rand, Inc.	79,129	6,597,776
ITT, Inc.	18,059	3,539,203
Karman Holdings, Inc. *	13,698	659,559
Kratos Defense & Security Solutions, Inc. *	37,295	1,737,947
L3Harris Technologies, Inc.	37,613	10,421,058
Lennox International, Inc.	6,380	2,653,314
Leonardo DRS, Inc.	15,284	703,828
Lincoln Electric Holdings, Inc.	10,752	2,809,605
Loar Holdings, Inc. *	8,824	604,003
Louisiana-Pacific Corp.	12,734	922,324
Masco Corp.	40,693	2,908,736
MasTec, Inc. *	12,535	3,297,958
Middleby Corp. *	8,728	1,165,886
Midera Food Processing, Inc. *	8,728	418,508
Modine Manufacturing Co. *	10,497	2,110,527
MSC Industrial Direct Co., Inc., Class A	9,184	1,133,306
Mueller Industries, Inc.	43,910	2,916,063
Nextpower, Inc., Class A *	29,896	2,686,754
Nordson Corp.	10,651	3,171,655
nVent Electric PLC	32,484	4,997,014
Oshkosh Corp.	12,542	1,786,106
Otis Worldwide Corp.	77,724	5,592,242
Owens Corning	16,112	2,237,957
Pentair PLC	32,382	2,119,078
Powell Industries, Inc.	5,845	1,219,735
Primoris Services Corp.	10,903	920,322
QXO, Inc. *	194,215	2,583,059
RBC Bearings, Inc. *	6,312	3,479,869

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Regal Rexnord Corp.	13,409	2,751,929
Rocket Lab Corp. *	108,591	7,052,985
Rockwell Automation, Inc.	22,713	10,904,057
Sensata Technologies Holding PLC	29,248	1,353,890
Simpson Manufacturing Co., Inc.	8,337	1,565,188
SiteOne Landscape Supply, Inc. *	8,860	836,738
Snap-on, Inc.	10,248	4,205,882
Solv Energy, Inc., Class A *	7,659	217,745
SPX Technologies, Inc. *	9,852	2,163,696
StandardAero, Inc. *	46,187	1,353,741
Stanley Black & Decker, Inc.	31,407	2,970,474
Sterling Infrastructure, Inc. *	6,077	3,626,571
Sunbelt Rentals Holdings, Inc.	82,952	5,965,908
Textron, Inc.	34,908	2,976,256
Timken Co.	13,046	1,794,477
Toro Co.	19,266	1,769,967
Trex Co., Inc. *	20,874	905,097
United Rentals, Inc.	12,620	13,620,261
Valmont Industries, Inc.	3,830	1,844,911
Vicor Corp. *	4,986	1,033,947
Watsco, Inc.	7,065	2,185,204
Watts Water Technologies, Inc., Class A	5,521	1,909,107
WESCO International, Inc.	9,651	3,315,022
Westinghouse Air Brake Technologies Corp.	34,111	9,921,525
WillScot Holdings Corp.	35,878	871,118
Woodward, Inc.	11,998	4,328,278
WW Grainger, Inc.	8,785	12,142,803
X-Energy, Inc. *(a)	8,385	136,759
Xylem, Inc.	47,992	5,613,624
		347,381,428

Commercial & Professional Services 2.6%
Amentum Holdings, Inc. *	31,067	689,687
Booz Allen Hamilton Holding Corp., Class A	24,164	1,684,714
Broadridge Financial Solutions, Inc.	23,342	3,593,501
CACI International, Inc., Class A *	4,418	2,199,060
Clean Harbors, Inc. *	10,264	3,211,400
Copart, Inc. *	178,316	5,192,562
Equifax, Inc.	23,963	4,136,493
ExlService Holdings, Inc. *	29,982	1,017,289
FTI Consulting, Inc. *	6,026	960,424
Genpact Ltd.	31,526	1,108,769
GFL Environmental, Inc.	52,587	2,172,895
Jacobs Solutions, Inc.	23,581	3,181,784
KBR, Inc.	25,504	933,702
Leidos Holdings, Inc.	25,336	2,928,842
MSA Safety, Inc.	7,329	1,394,489
Parsons Corp. *	7,359	325,341
Paychex, Inc.	65,081	7,604,064
Paycom Software, Inc.	8,267	1,355,457
Paylocity Holding Corp. *	8,811	1,214,993
Planet Labs PBC *	56,330	1,153,638
RB Global, Inc.	37,613	4,127,651
Robert Half, Inc.	19,986	755,471
Rollins, Inc.	60,096	2,281,845
Science Applications International Corp.	8,672	1,015,751
SS&C Technologies Holdings, Inc.	41,852	3,224,697
Tetra Tech, Inc.	52,476	1,740,104
TransUnion	38,919	3,059,812
UL Solutions, Inc., Class A	15,511	1,421,428
Veralto Corp.	49,624	4,673,092
Verisk Analytics, Inc., Class A	26,470	5,157,680
		73,516,635

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 2.4%
AutoNation, Inc. *	4,998	1,061,575
Bath & Body Works, Inc.	40,362	812,083
Best Buy Co., Inc.	39,788	3,432,113
Burlington Stores, Inc. *	12,663	4,666,062
CarMax, Inc. *	28,593	1,637,235
Chewy, Inc., Class A *	47,413	1,071,534
Coupang, Inc., Class A *	251,893	4,118,451
Dick's Sporting Goods, Inc.	12,757	2,499,224
Dillard's, Inc., Class A	641	377,126
eBay, Inc.	89,850	10,243,799
Etsy, Inc. *	18,960	1,548,653
Five Below, Inc. *	10,958	2,379,311
Floor & Decor Holdings, Inc., Class A *	21,565	1,241,497
GameStop Corp., Class A *	82,627	1,794,658
Gap, Inc.	45,223	908,530
Genuine Parts Co.	27,720	3,447,536
Lithia Motors, Inc., Class A	4,518	1,741,328
LKQ Corp.	51,167	1,148,699
Macy's, Inc.	53,283	1,322,484
Murphy USA, Inc.	3,392	2,061,522
Ollie's Bargain Outlet Holdings, Inc. *	12,337	906,399
Penske Automotive Group, Inc.	3,533	767,756
Pool Corp.	6,495	1,206,186
Tractor Supply Co.	106,067	3,263,682
Ulta Beauty, Inc. *	8,793	4,509,314
Valvoline, Inc. *	25,683	986,484
Wayfair, Inc., Class A *	21,058	1,787,824
Williams-Sonoma, Inc.	23,624	5,401,864
		66,342,929

Consumer Durables & Apparel 2.3%
Amer Sports, Inc. *	37,056	1,315,859
Birkenstock Holding PLC *	7,968	308,521
Brunswick Corp.	13,112	1,035,848
Columbia Sportswear Co.	4,451	264,300
Crocs, Inc. *	9,811	1,255,906
Deckers Outdoor Corp. *	28,479	2,759,046
Dr. Horton, Inc.	50,814	7,269,451
Garmin Ltd.	33,217	9,758,490
Hasbro, Inc.	28,359	2,664,044
Lennar Corp., Class A	43,159	3,554,144
Lululemon Athletica, Inc. *	20,197	2,400,817
Mattel, Inc. *	58,334	880,260
Mohawk Industries, Inc. *	10,155	1,250,081
NVR, Inc. *	532	3,270,231
On Holding AG, Class A *	45,628	1,653,559
PulteGroup, Inc.	38,237	4,835,833
PVH Corp.	9,185	795,972
Ralph Lauren Corp., Class A	7,525	2,862,058
SharkNinja, Inc. *	16,939	2,740,222
Somnigroup International, Inc.	41,105	2,685,390
Tapestry, Inc.	40,924	6,235,590
Toll Brothers, Inc.	19,041	2,777,891
VF Corp.	71,113	1,018,338
Whirlpool Corp.	12,562	471,075
YETI Holdings, Inc. *	15,302	748,880
		64,811,806

Consumer Services 3.7%
ADT, Inc.	114,389	873,932
Aramark	52,917	3,014,681
Boyd Gaming Corp.	10,369	881,987
Bright Horizons Family Solutions, Inc. *	10,628	792,211
Caesars Entertainment, Inc. *	40,881	1,216,210
Carnival Corp. Ltd.	257,885	7,171,782

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cava Group, Inc. *	20,385	1,329,714
Chipotle Mexican Grill, Inc., Class A *	258,148	9,608,269
Choice Hotels International, Inc.	5,573	621,334
Churchill Downs, Inc.	13,317	1,122,623
Darden Restaurants, Inc.	23,142	4,711,248
Domino's Pizza, Inc.	6,041	2,098,885
DraftKings, Inc., Class A *	96,451	2,264,669
Duolingo, Inc. *	7,791	1,050,305
Dutch Bros, Inc., Class A *	23,682	1,558,986
Expedia Group, Inc.	23,072	6,800,241
Flutter Entertainment PLC *	28,596	2,987,424
Grand Canyon Education, Inc. *	5,267	765,506
H&R Block, Inc.	25,314	1,114,575
Hyatt Hotels Corp., Class A	7,983	1,389,521
Las Vegas Sands Corp.	55,778	2,726,986
Liberty Live Holdings, Inc., Class C *	13,579	1,338,889
MGM Resorts International *	37,453	1,669,280
Norwegian Cruise Line Holdings Ltd. *	92,484	1,713,729
Planet Fitness, Inc., Class A *	16,016	895,455
Restaurant Brands International, Inc.	69,331	5,131,881
Royal Caribbean Cruises Ltd.	50,836	16,181,099
Service Corp. International	27,124	2,337,818
Texas Roadhouse, Inc., Class A	13,291	2,730,503
Travel & Leisure Co.	11,962	909,351
Vail Resorts, Inc.	7,066	1,055,519
Viking Holdings Ltd. *	35,744	3,729,886
Wingstop, Inc.	5,514	714,008
Wyndham Hotels & Resorts, Inc.	14,844	1,111,222
Wynn Resorts Ltd.	15,337	1,523,117
Yum! Brands, Inc.	55,877	8,564,827
		103,707,673

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	67,079	776,775
BJ's Wholesale Club Holdings, Inc. *	26,099	2,551,960
Casey's General Stores, Inc.	7,455	6,493,305
Dollar General Corp.	44,474	5,650,422
Dollar Tree, Inc. *	37,460	4,765,287
Kroger Co.	112,682	6,506,259
Maplebear, Inc. *	30,907	1,378,452
Performance Food Group Co. *	30,455	3,483,747
Sprouts Farmers Market, Inc. *	18,905	1,647,760
Sysco Corp.	96,698	8,242,537
U.S. Foods Holding Corp. *	44,328	4,458,953
		45,955,457

Energy 6.3%
Antero Midstream Corp.	66,435	1,459,577
Antero Resources Corp. *	60,088	2,171,580
APA Corp.	71,201	2,657,221
Baker Hughes Co., Class A	200,728	12,142,037
Cheniere Energy, Inc.	42,316	11,153,228
Chord Energy Corp.	11,383	1,597,946
Devon Energy Corp.	227,887	10,284,540
Diamondback Energy, Inc.	38,723	7,858,833
DT Midstream, Inc.	20,557	2,836,866
EQT Corp.	121,984	6,500,527
Expand Energy Corp.	45,988	4,324,252
Halliburton Co.	168,504	5,434,254
HF Sinclair Corp.	31,284	2,861,548
Kinder Morgan, Inc.	393,156	12,651,760
Marathon Petroleum Corp.	59,480	18,823,636
Matador Resources Co.	23,379	1,166,378
NOV, Inc.	72,512	1,408,908
Occidental Petroleum Corp.	146,608	8,366,919
ONEOK, Inc.	127,434	11,572,282
Ovintiv, Inc.	57,261	3,576,522
SECURITY	NUMBER OF SHARES	VALUE ($)
Permian Resources Corp., Class A	159,326	3,395,237
Phillips 66	81,057	17,158,146
Range Resources Corp.	47,239	1,896,173
Targa Resources Corp.	42,917	11,603,469
TechnipFMC PLC	79,911	5,726,422
Texas Pacific Land Corp.	11,899	4,790,299
Viper Energy, Inc., Class A	38,226	1,705,262
Weatherford International PLC	14,221	1,248,462
		176,372,284

Equity Real Estate Investment Trusts (REITs) 6.3%
Agree Realty Corp.	23,928	1,861,598
Alexandria Real Estate Equities, Inc.	34,652	1,782,845
American Healthcare REIT, Inc.	38,702	2,151,831
American Homes 4 Rent, Class A	67,917	2,269,786
Americold Realty Trust, Inc.	57,621	811,880
AvalonBay Communities, Inc.	28,072	5,210,444
Brixmor Property Group, Inc.	61,459	1,936,573
BXP, Inc.	31,920	2,238,230
Camden Property Trust	19,956	2,211,324
Cousins Properties, Inc.	33,077	1,043,579
Crown Castle, Inc.	88,225	6,731,567
CubeSmart	45,635	1,892,027
Digital Realty Trust, Inc.	73,177	13,795,328
EastGroup Properties, Inc.	10,766	2,250,202
EPR Properties	15,079	935,954
Equity LifeStyle Properties, Inc.	39,037	2,540,138
Equity Residential	75,390	5,009,666
Essex Property Trust, Inc.	12,946	3,678,476
Extra Space Storage, Inc.	42,384	6,274,527
Federal Realty Investment Trust	17,307	2,147,626
Fermi, Inc. *	41,004	233,313
First Industrial Realty Trust, Inc.	26,601	1,751,410
Gaming & Leisure Properties, Inc.	55,081	2,467,078
Healthcare Realty Trust, Inc., Class A	67,733	1,423,070
Healthpeak Properties, Inc.	140,200	3,060,566
Host Hotels & Resorts, Inc.	137,472	3,454,671
Invitation Homes, Inc.	119,917	3,563,933
Iron Mountain, Inc.	59,761	7,309,966
Janus Living, Inc., Class A-1	9,517	287,509
Kilroy Realty Corp.	23,450	910,329
Kimco Realty Corp.	133,397	3,398,956
Lamar Advertising Co., Class A	17,223	2,754,991
Lineage, Inc.	13,894	588,689
Medical Properties Trust, Inc.	100,828	466,834
Mid-America Apartment Communities, Inc.	23,347	3,089,742
Millrose Properties, Inc., Class A	30,936	865,589
NNN REIT, Inc.	38,146	1,812,698
Omega Healthcare Investors, Inc.	60,233	3,049,597
Rayonier, Inc.	60,822	1,324,703
Realty Income Corp.	188,713	12,053,099
Regency Centers Corp.	36,862	2,959,650
Rexford Industrial Realty, Inc.	45,493	1,718,271
SBA Communications Corp., Class A	21,319	3,858,313
Simon Property Group, Inc.	64,619	14,821,660
STAG Industrial, Inc.	38,677	1,479,782
Sun Communities, Inc.	24,621	3,040,201
UDR, Inc.	65,588	2,502,838
Ventas, Inc.	97,929	9,157,341
VICI Properties, Inc., Class A	219,569	5,785,643
Vornado Realty Trust	35,426	1,395,430
Weyerhaeuser Co.	145,791	3,649,149
WP Carey, Inc.	44,645	3,285,872
		174,294,494

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.5%
Affiliated Managers Group, Inc.	5,175	1,897,828
Affirm Holdings, Inc. *	56,624	4,049,182
AGNC Investment Corp.	231,389	2,466,607
Ally Financial, Inc.	55,979	2,425,570
Ameriprise Financial, Inc.	18,340	10,010,706
Annaly Capital Management, Inc.	148,569	3,375,488
ARES Management Corp., Class A	39,788	5,096,445
Block, Inc. *	105,271	8,552,216
Blue Owl Capital, Inc., Class A	132,626	1,366,048
Bullish *	4,108	89,513
Carlyle Group, Inc.	53,748	2,473,483
Cboe Global Markets, Inc.	21,190	6,573,774
Chime Financial, Inc., Class A *	52,607	1,209,435
Coinbase Global, Inc., Class A *	44,413	6,495,845
Corebridge Financial, Inc.	49,643	1,548,365
Corpay, Inc. *	12,891	4,925,780
Credit Acceptance Corp. *	724	411,891
Equitable Holdings, Inc.	56,588	2,696,418
Euronet Worldwide, Inc. *	7,059	503,518
Evercore, Inc., Class A	7,422	2,379,196
FactSet Research Systems, Inc.	7,324	1,927,677
Fidelity National Information Services, Inc.	104,613	4,683,524
Figure Technology Solutions, Inc., Class A *	28,737	715,839
Fiserv, Inc. *	107,305	5,788,032
Franklin Resources, Inc.	54,080	1,831,149
Freedom Holding Corp. *(a)	3,660	553,648
Galaxy Digital, Inc., Class A *	37,951	797,351
Global Payments, Inc.	46,411	3,902,237
Hamilton Lane, Inc., Class A	7,977	709,235
Houlihan Lokey, Inc., Class A	11,036	1,384,908
Invesco Ltd.	72,509	2,146,266
Jack Henry & Associates, Inc.	14,553	2,241,744
Jefferies Financial Group, Inc.	30,578	1,669,559
Lazard, Inc.	18,931	802,296
LPL Financial Holdings, Inc.	16,185	5,724,634
MarketAxess Holdings, Inc.	7,090	1,150,707
MGIC Investment Corp.	42,041	1,262,912
Morningstar, Inc.	3,909	752,756
MSCI, Inc., Class A	14,223	8,138,970
Nasdaq, Inc.	90,363	8,511,291
Northern Trust Corp.	37,129	6,764,532
OneMain Holdings, Inc.	23,332	1,460,117
PayPal Holdings, Inc.	181,096	10,360,502
Raymond James Financial, Inc.	35,741	6,289,701
Rithm Capital Corp.	111,747	1,104,060
Robinhood Markets, Inc., Class A *	155,327	13,445,105
Rocket Cos., Inc., Class A *	195,849	2,526,452
SEI Investments Co.	20,611	2,122,521
Shift4 Payments, Inc., Class A *	11,441	606,373
SLM Corp.	37,747	981,233
SoFi Technologies, Inc. *	255,200	4,162,312
Starwood Property Trust, Inc.	70,722	1,130,138
State Street Corp.	54,085	9,960,294
Stifel Financial Corp.	30,208	2,504,545
Synchrony Financial	67,903	5,146,368
T. Rowe Price Group, Inc.	42,580	4,758,315
Toast, Inc., Class A *	96,288	3,107,214
TPG, Inc.	29,298	1,279,151
Tradeweb Markets, Inc., Class A	23,485	2,360,242
UWM Holdings Corp.	55,545	101,092
Virtu Financial, Inc., Class A	16,734	982,788
Voya Financial, Inc.	18,700	1,859,341
Western Union Co.	62,092	394,905
SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	6,945	1,298,437
XP, Inc., Class A	79,457	1,355,536
		209,303,317

Food, Beverage & Tobacco 2.2%
Archer-Daniels-Midland Co.	96,970	7,686,812
Brown-Forman Corp., Class B	36,083	1,036,665
Bunge Global SA	26,815	2,848,557
Campbell's Co. (a)	40,306	885,926
Celsius Holdings, Inc. *	34,584	1,010,199
Coca-Cola Consolidated, Inc.	11,422	2,146,194
Conagra Brands, Inc.	96,320	1,397,603
Constellation Brands, Inc., Class A	27,941	3,638,756
Darling Ingredients, Inc. *	31,564	1,914,041
Freshpet, Inc. *	9,881	588,315
General Mills, Inc.	107,868	3,856,281
Hershey Co.	29,558	5,174,128
Hormel Foods Corp.	58,557	1,464,511
Ingredion, Inc.	12,670	1,260,158
J.M. Smucker Co.	21,072	2,513,047
JBS NV, Class A	66,345	930,157
Keurig Dr. Pepper, Inc.	261,985	8,152,973
Kraft Heinz Co.	172,890	4,469,206
Lamb Weston Holdings, Inc.	26,679	1,401,981
McCormick & Co., Inc. - Non Voting Shares	51,479	2,620,281
Molson Coors Beverage Co., Class B	30,989	1,287,903
Pilgrim's Pride Corp.	8,475	231,876
Post Holdings, Inc. *	8,129	743,072
Primo Brands Corp.	49,407	1,121,539
Seaboard Corp.	50	220,663
Smithfield Foods, Inc.	9,288	241,860
Tyson Foods, Inc., Class A	55,568	3,220,721
		62,063,425

Health Care Equipment & Services 5.5%
Align Technology, Inc. *	13,538	2,290,088
Baxter International, Inc.	104,084	2,722,837
Becton Dickinson & Co.	57,470	9,518,181
Cardinal Health, Inc.	47,335	10,888,470
Cencora, Inc.	37,752	11,753,708
Centene Corp. *	99,741	6,205,885
Chemed Corp.	2,632	1,400,882
Cooper Cos., Inc. *	39,236	2,837,548
DaVita, Inc. *	6,508	1,562,506
Dexcom, Inc. *	77,594	6,475,219
Doximity, Inc., Class A *	26,053	544,768
Edwards Lifesciences Corp. *	115,242	9,918,879
Encompass Health Corp.	19,942	2,214,958
Ensign Group, Inc.	11,392	2,029,599
Envista Holdings Corp. *	32,924	899,154
GE HealthCare Technologies, Inc.	91,861	6,248,385
Globus Medical, Inc., Class A *	22,622	1,782,387
Guardant Health, Inc. *	25,761	4,173,024
Henry Schein, Inc. *	19,884	1,705,053
Humana, Inc.	24,282	8,835,249
IDEXX Laboratories, Inc. *	15,981	8,934,498
Insulet Corp. *	14,004	2,315,561
Labcorp Holdings, Inc.	16,585	5,128,082
Medline, Inc., Class A *	90,841	3,568,234
Molina Healthcare, Inc. *	10,398	2,034,057
Penumbra, Inc. *	7,708	2,475,733
Quest Diagnostics, Inc.	22,324	5,201,715
ResMed, Inc.	29,386	6,199,858
Solventum Corp. *	29,916	2,556,023
STERIS PLC	19,792	4,520,493
Teleflex, Inc.	8,936	1,221,641

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tenet Healthcare Corp. *	17,242	4,392,917
Universal Health Services, Inc., Class B	10,273	1,730,384
Veeva Systems, Inc., Class A *	30,178	6,149,673
Zimmer Biomet Holdings, Inc.	39,185	3,680,647
		154,116,296

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	47,881	4,731,122
Clorox Co.	24,385	2,329,499
elf Beauty, Inc. *	11,724	971,802
Estee Lauder Cos., Inc., Class A	49,891	4,185,855
Kenvue, Inc.	383,283	7,374,365
Kimberly-Clark Corp.	66,770	7,298,629
Reynolds Consumer Products, Inc.	10,917	272,270
		27,163,542

Insurance 4.2%
Allstate Corp.	51,861	13,695,453
American Financial Group, Inc.	13,359	1,893,237
American International Group, Inc.	107,723	8,464,873
Arch Capital Group Ltd. *	70,285	7,065,751
Assurant, Inc.	10,013	2,795,529
Assured Guaranty Ltd.	8,367	692,118
Axis Capital Holdings Ltd.	14,793	1,557,999
Brighthouse Financial, Inc. *	11,363	703,483
Brown & Brown, Inc.	59,672	4,200,909
Cincinnati Financial Corp.	30,776	5,468,280
CNA Financial Corp.	4,000	209,880
Everest Group Ltd.	7,991	2,989,833
Fidelity National Financial, Inc.	51,476	2,655,647
First American Financial Corp.	19,713	1,478,278
Globe Life, Inc.	15,752	2,870,802
Hanover Insurance Group, Inc.	6,998	1,627,945
Hartford Insurance Group, Inc.	55,337	7,852,874
Kinsale Capital Group, Inc.	4,409	1,571,456
Lincoln National Corp.	34,758	1,585,312
Loews Corp.	33,817	3,923,110
Markel Group, Inc. *	2,499	4,703,968
Old Republic International Corp.	45,690	1,974,265
Primerica, Inc.	6,302	2,016,388
Principal Financial Group, Inc.	43,268	4,919,572
Prudential Financial, Inc.	70,341	8,587,229
Reinsurance Group of America, Inc.	13,206	3,127,841
RenaissanceRe Holdings Ltd.	8,441	2,700,951
RLI Corp.	16,535	1,012,603
Ryan Specialty Holdings, Inc., Class A	22,422	990,156
Unum Group	32,006	2,756,037
W.R. Berkley Corp.	45,936	3,332,197
White Mountains Insurance Group Ltd.	487	1,021,594
Willis Towers Watson PLC	19,090	6,412,713
		116,858,283

Materials 5.1%
Albemarle Corp.	23,832	2,803,597
Alcoa Corp.	53,282	2,411,543
Almonty Industries, Inc. *	43,444	480,491
Amcor PLC	93,449	4,193,991
Anglogold Ashanti PLC	102,133	8,101,190
AptarGroup, Inc.	12,750	1,707,990
Aura Minerals, Inc.	8,146	444,527
Avery Dennison Corp.	15,481	2,627,590
Axalta Coating Systems Ltd. *	43,146	1,545,058
Ball Corp.	53,704	3,485,390
Celanese Corp., Class A	22,660	1,013,355
CF Industries Holdings, Inc.	30,926	3,871,626
Cleveland-Cliffs, Inc. *	114,691	1,321,240
SECURITY	NUMBER OF SHARES	VALUE ($)
Coeur Mining, Inc.	207,498	3,093,795
Corteva, Inc.	135,876	10,694,800
Crown Holdings, Inc.	22,548	2,657,282
Dow, Inc.	145,675	4,412,496
DuPont de Nemours, Inc.	27,652	3,788,324
Eagle Materials, Inc.	6,298	1,290,712
Eastman Chemical Co.	22,923	1,603,464
Element Solutions, Inc.	46,211	1,697,330
Graphic Packaging Holding Co.	59,091	634,046
Hecla Mining Co.	127,493	1,800,201
International Flavors & Fragrances, Inc.	51,711	4,096,545
International Paper Co.	106,123	4,333,002
James Hardie Industries PLC, ADR *	30,177	793,353
LyondellBasell Industries NV, Class A	52,026	3,229,774
Martin Marietta Materials, Inc.	12,075	6,341,066
Mosaic Co.	64,389	1,424,285
MP Materials Corp. *	29,028	1,200,888
NewMarket Corp.	1,249	1,061,850
Nucor Corp.	44,563	11,465,614
Olin Corp.	22,724	420,621
Packaging Corp. of America	17,545	4,313,263
PPG Industries, Inc.	45,100	4,984,452
Reliance, Inc.	10,301	4,183,236
Royal Gold, Inc.	17,144	3,400,512
RPM International, Inc.	25,512	2,731,570
Scotts Miracle-Gro Co.	9,039	593,682
Silgan Holdings, Inc.	17,952	717,721
Smurfit Westrock PLC	105,602	4,854,524
Solstice Advanced Materials, Inc.	32,241	1,939,941
Sonoco Products Co.	19,868	1,119,761
Steel Dynamics, Inc.	27,244	6,845,327
Vulcan Materials Co.	26,207	7,038,414
Westlake Corp.	6,593	464,807
		143,234,246

Media & Entertainment 3.1%
Charter Communications, Inc., Class A *	15,755	2,284,160
EchoStar Corp., Class A *	27,789	2,336,777
Electronic Arts, Inc.	50,630	10,625,212
Fox Corp., Class A	65,206	3,796,945
Liberty Broadband Corp., Class C *	26,628	906,417
Liberty Media Corp.-Liberty Formula One, Class C *	48,307	4,740,366
Live Nation Entertainment, Inc. *	32,336	5,630,668
Madison Square Garden Sports Corp. *	3,249	1,279,066
Match Group, Inc.	47,091	1,855,856
New York Times Co., Class A	31,192	2,335,969
News Corp., Class A	102,765	2,832,203
Nexstar Media Group, Inc., Class A	5,777	1,100,692
NIQ Global Intelligence PLC *	11,814	131,962
Omnicom Group, Inc.	57,235	4,504,395
People, Inc. *	12,700	527,939
Pinterest, Inc., Class A *	99,081	2,378,935
Reddit, Inc., Class A *	26,973	3,794,292
ROBLOX Corp., Class A *	128,399	4,571,004
Roku, Inc. *	26,424	3,831,744
Sirius XM Holdings, Inc.	35,821	1,061,018
Take-Two Interactive Software, Inc. *	37,027	8,994,599
TKO Group Holdings, Inc.	12,525	2,277,170
Trade Desk, Inc., Class A *	84,314	1,521,025
Versant Media Group, Inc.	28,601	1,029,350
Warner Bros Discovery, Inc. *	486,413	12,792,662
		87,140,426

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Agilent Technologies, Inc.	57,102	7,901,204
Alnylam Pharmaceuticals, Inc. *	26,947	5,538,148

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arrowhead Pharmaceuticals, Inc. *	27,219	2,304,088
Ascendis Pharma AS *	10,076	2,457,637
Avantor, Inc. *	133,230	1,835,909
Axsome Therapeutics, Inc. *	8,696	1,895,641
Biogen, Inc. *	29,802	6,048,316
BioMarin Pharmaceutical, Inc. *	38,658	2,320,253
Bio-Rad Laboratories, Inc., Class A *	3,667	1,193,535
Bio-Techne Corp.	31,607	2,278,549
Bridgebio Pharma, Inc. *	34,189	2,738,197
Bruker Corp.	22,404	1,407,867
Caris Life Sciences, Inc. *	24,571	385,028
Charles River Laboratories International, Inc. *	9,937	2,310,452
Corcept Therapeutics, Inc. *	19,158	2,193,399
Elanco Animal Health, Inc. *	100,002	2,637,053
Exelixis, Inc. *	50,393	2,672,341
Halozyme Therapeutics, Inc. *	23,814	1,965,608
Illumina, Inc. *	30,731	6,302,928
Incyte Corp. *	33,530	4,007,506
Insmed, Inc. *	43,374	4,276,676
Ionis Pharmaceuticals, Inc. *	33,146	1,715,968
IQVIA Holdings, Inc. *	33,643	7,906,778
Jazz Pharmaceuticals PLC *	12,057	3,048,733
Madrigal Pharmaceuticals, Inc. *	3,613	1,688,427
Medpace Holdings, Inc. *	4,674	2,697,412
Mettler-Toledo International, Inc. *	4,086	5,787,002
Moderna, Inc. *	73,563	4,032,724
Natera, Inc. *	27,607	7,392,050
Neurocrine Biosciences, Inc. *	19,992	3,334,666
Organon & Co.	52,487	711,199
Qiagen NV	41,475	1,717,065
Repligen Corp. *	10,744	1,515,011
Revolution Medicines, Inc. *	38,676	7,252,910
Revvity, Inc.	22,597	2,542,615
Roivant Sciences Ltd. *	98,773	3,349,392
Royalty Pharma PLC, Class A	83,643	4,887,261
Sotera Health Co. *	56,147	1,002,785
Summit Therapeutics, Inc. *	27,017	351,761
Tempus AI, Inc., Class A *	21,754	954,348
United Therapeutics Corp. *	8,375	4,335,821
Viatris, Inc.	235,107	4,128,479
Viking Therapeutics, Inc. *	23,036	731,163
Waters Corp. *	19,872	7,497,904
West Pharmaceutical Services, Inc.	14,136	4,819,811
Zoetis, Inc.	85,094	6,576,915
		154,648,535

Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A *	59,029	8,666,048
CoStar Group, Inc. *	81,633	2,347,765
Howard Hughes Holdings, Inc. *	6,253	399,692
Jones Lang LaSalle, Inc. *	9,296	3,300,359
Zillow Group, Inc., Class C *	40,908	1,393,326
		16,107,190

Semiconductors & Semiconductor Equipment 3.2%
Allegro MicroSystems, Inc. *	25,173	1,044,679
Amkor Technology, Inc.	25,146	1,254,031
Astera Labs, Inc. *	30,953	9,633,502
Cirrus Logic, Inc. *	10,268	1,328,166
Credo Technology Group Holding Ltd. *	33,304	6,893,595
Enphase Energy, Inc. *	25,725	965,717
Entegris, Inc.	30,730	3,658,406
First Solar, Inc. *	20,565	4,339,832
FormFactor, Inc. *	15,629	1,659,800
GLOBALFOUNDRIES, Inc.	25,380	1,268,746
Lattice Semiconductor Corp. *	27,562	3,425,130
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	13,533	3,402,738
Microchip Technology, Inc.	107,377	7,977,037
MKS, Inc.	13,561	4,033,719
ON Semiconductor Corp. *	79,446	6,483,588
Onto Innovation, Inc. *	10,003	2,586,576
Qnity Electronics, Inc.	42,407	5,562,950
Qorvo, Inc. *	17,026	1,542,045
Rambus, Inc. *	21,772	1,981,905
Semtech Corp. *	18,748	2,208,889
SiTime Corp. *	4,494	2,405,189
Skyworks Solutions, Inc.	30,285	1,886,150
Teradyne, Inc.	31,664	11,642,536
Universal Display Corp.	8,617	690,739
		87,875,665

Software & Services 7.2%
Akamai Technologies, Inc. *	29,086	3,350,126
Amdocs Ltd.	21,423	1,193,690
Appfolio, Inc., Class A *	4,570	823,468
Applied Digital Corp. *	51,406	1,408,010
Atlassian Corp., Class A *	34,095	3,444,106
Aurora Innovation, Inc. *	243,028	1,567,531
Autodesk, Inc. *	42,685	9,996,827
Bentley Systems, Inc., Class B	33,115	1,173,596
Bill Holdings, Inc. *	17,593	793,972
BitMine Immersion Technologies, Inc.	113,705	1,964,822
CCC Intelligent Solutions Holdings, Inc. *	111,362	678,195
Circle Internet Group, Inc. *	36,188	2,265,731
Cloudflare, Inc., Class A *	63,892	17,824,590
Cognizant Technology Solutions Corp., Class A	95,956	5,311,165
CoreWeave, Inc., Class A *	70,362	5,049,881
Datadog, Inc., Class A *	66,409	17,795,620
DigitalOcean Holdings, Inc. *	16,324	1,918,070
Docusign, Inc., Class A *	39,233	2,151,145
Dolby Laboratories, Inc., Class A	11,909	700,368
Dropbox, Inc., Class A *	30,700	999,592
Dynatrace, Inc. *	59,964	2,657,605
Elastic NV *	18,425	1,212,181
EPAM Systems, Inc. *	10,321	1,089,485
Fair Isaac Corp. *	4,567	5,128,604
Figma, Inc., Class A *	43,186	1,050,284
Gartner, Inc. *	13,227	1,997,542
Gen Digital, Inc.	108,865	2,988,344
Gitlab, Inc., Class A *	28,991	1,000,479
GoDaddy, Inc., Class A *	26,626	2,203,035
Guidewire Software, Inc. *	17,120	2,601,213
HubSpot, Inc. *	10,059	2,387,604
IREN Ltd. *	65,298	2,402,966
Klaviyo, Inc., Class A *	28,441	507,388
Kyndryl Holdings, Inc. *	44,535	603,449
Manhattan Associates, Inc. *	11,856	2,268,764
MongoDB, Inc., Class A *	15,776	5,324,085
Nutanix, Inc., Class A *	52,399	3,092,065
Okta, Inc. *	34,068	4,835,271
Pegasystems, Inc.	17,771	542,904
Procore Technologies, Inc. *	24,626	1,348,766
PTC, Inc. *	24,045	3,298,974
RingCentral, Inc., Class A	14,725	819,005
Roper Technologies, Inc.	20,674	8,103,588
Rubrik, Inc., Class A *	31,374	2,270,223
SailPoint, Inc. *	13,095	219,603
Samsara, Inc., Class A *	69,553	2,592,240
SentinelOne, Inc., Class A *	64,737	1,233,887
Snowflake, Inc., Class A *	67,715	19,859,455
Terawulf, Inc. *	72,946	1,288,226
Trimble, Inc. *	46,783	2,646,982

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Twilio, Inc., Class A *	29,895	5,899,778
Tyler Technologies, Inc. *	8,490	2,628,504
UiPath, Inc., Class A *	81,012	1,033,713
Unity Software, Inc. *	73,071	2,317,081
VeriSign, Inc.	16,491	4,782,720
Workday, Inc., Class A *	41,563	6,664,211
Zoom Communications, Inc. *	53,756	5,164,339
Zscaler, Inc. *	21,107	3,191,378
		199,666,446

Technology Hardware & Equipment 4.6%
Advanced Energy Industries, Inc.	7,641	2,212,222
Applied Optoelectronics, Inc. *	15,558	1,467,431
Arrow Electronics, Inc. *	10,308	2,232,404
Avnet, Inc.	16,326	1,450,402
CDW Corp.	25,768	3,808,768
Cognex Corp.	33,717	2,199,697
Coherent Corp. *	35,804	9,412,514
Everpure, Inc., Class A *	63,061	4,866,417
F5, Inc. *	11,436	4,603,790
Fabrinet *	7,227	3,146,708
Flex Ltd. *	74,038	8,421,822
Hewlett Packard Enterprise Co.	267,745	12,824,985
HP, Inc.	184,760	5,038,405
Ingram Micro Holding Corp.	8,689	245,117
IonQ, Inc. *	77,881	2,837,984
IPG Photonics Corp. *	5,141	437,293
Jabil, Inc.	21,079	6,640,939
Keysight Technologies, Inc. *	34,526	11,016,556
Littelfuse, Inc.	5,029	2,223,472
Lumentum Holdings, Inc. *	14,366	10,256,462
NetApp, Inc.	39,780	7,100,730
Ralliant Corp.	22,613	1,478,212
Sanmina Corp. *	10,285	1,908,485
Super Micro Computer, Inc. *	112,755	3,202,242
TD SYNNEX Corp.	15,487	3,960,026
Teledyne Technologies, Inc. *	9,313	6,105,323
TTM Technologies, Inc. *	20,563	2,373,793
Ubiquiti, Inc.	853	474,712
Viavi Solutions, Inc. *	46,892	1,732,659
Vontier Corp.	28,435	913,616
Zebra Technologies Corp., Class A *	9,696	2,848,879
		127,442,065

Telecommunication Services 0.3%
AST SpaceMobile, Inc. *	51,643	3,045,904
Globalstar, Inc. *	10,478	873,656
Iridium Communications, Inc.	18,856	892,643
Liberty Global Ltd., Class C *	61,532	637,471
Millicom International Cellular SA	18,223	1,739,932
		7,189,606

Transportation 2.4%
Alaska Air Group, Inc. *	22,433	1,064,446
American Airlines Group, Inc. *	131,873	2,013,701
Avis Budget Group, Inc. *	3,481	478,429
CH Robinson Worldwide, Inc.	23,779	3,512,872
Delta Air Lines, Inc.	132,398	11,576,881
Expeditors International of Washington, Inc.	26,782	4,496,430
Fedex Freight Holding Co., Inc. *	22,170	3,115,550
GXO Logistics, Inc. *	23,132	1,160,301
JB Hunt Transport Services, Inc.	15,199	4,130,328
Kirby Corp. *	10,741	1,408,575
Knight-Swift Transportation Holdings, Inc.	32,002	2,225,099
SECURITY	NUMBER OF SHARES	VALUE ($)
Landstar System, Inc.	6,823	1,192,456
Lyft, Inc., Class A *	76,305	1,210,197
Old Dominion Freight Line, Inc.	37,737	8,005,527
Ryder System, Inc.	7,592	1,946,740
Saia, Inc. *	5,390	1,873,726
Schneider National, Inc., Class B	10,572	377,843
Southwest Airlines Co.	93,089	4,186,212
U-Haul Holding Co., Non Voting Shares	22,241	1,391,842
United Airlines Holdings, Inc. *	65,342	7,927,945
XPO, Inc. *	23,037	4,629,746
		67,924,846

Utilities 5.8%
AES Corp.	143,201	2,102,191
Alliant Energy Corp.	52,285	3,700,732
Ameren Corp.	55,885	6,125,555
American Water Works Co., Inc.	39,394	5,285,493
Atmos Energy Corp.	33,356	5,763,250
Brookfield Renewable Corp.	27,296	910,322
CenterPoint Energy, Inc.	132,320	5,562,733
Clearway Energy, Inc., Class C	24,085	764,217
CMS Energy Corp.	62,137	4,473,243
Consolidated Edison, Inc.	74,528	8,112,373
DTE Energy Co.	41,982	5,955,986
Edison International	77,026	5,651,398
Entergy Corp.	92,492	9,953,989
Essential Utilities, Inc.	57,391	2,287,031
Evergy, Inc.	46,600	3,868,266
Eversource Energy	76,080	5,446,567
Exelon Corp.	207,186	9,493,263
FirstEnergy Corp.	111,223	5,373,183
IDACORP, Inc.	11,224	1,604,022
MDU Resources Group, Inc.	40,984	817,631
National Fuel Gas Co.	18,990	1,563,067
NiSource, Inc.	96,742	4,298,247
NRG Energy, Inc.	41,160	5,527,376
OGE Energy Corp.	41,721	1,975,489
Oklo, Inc. *	28,426	1,103,782
PG&E Corp.	443,563	7,709,125
Pinnacle West Capital Corp.	24,452	2,469,407
PPL Corp.	152,160	5,357,554
Public Service Enterprise Group, Inc.	100,918	7,738,392
Talen Energy Corp. *	9,090	3,036,969
UGI Corp.	43,392	1,567,319
Vistra Corp.	68,008	10,078,105
WEC Energy Group, Inc.	65,902	7,210,997
Xcel Energy, Inc.	126,232	9,871,342
		162,758,616
Total Common Stocks (Cost $2,151,428,556)		2,775,795,426

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell Mid-Cap ETF	50,000	5,484,500
Total Investment Companies (Cost $4,516,609)		5,484,500

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)	1,710,067	1,710,067
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (b)(c)	908,350	908,350
		2,618,417
Total Short-Term Investments (Cost $2,618,417)		2,618,417
Total Investments in Securities (Cost $2,158,563,582)		2,783,898,343

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/18/26	6	2,263,740	(4,222)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $867,363.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,775,795,426	$—	$—	$2,775,795,426
Investment Companies[1]	5,484,500	—	—	5,484,500
Short-Term Investments[1]	2,618,417	—	—	2,618,417
Liabilities
Futures Contracts[2]	(4,222)	—	—	(4,222)
Total	$2,783,894,121	$—	$—	$2,783,894,121

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 6.6%
ANZ Group Holdings Ltd.	2,014,395	52,646,354
APA Group	865,410	6,190,631
Aristocrat Leisure Ltd.	362,489	16,292,084
ASX Ltd.	127,397	4,914,176
BHP Group Ltd.	3,415,880	143,981,241
Brambles Ltd.	917,801	12,599,295
CAR Group Ltd.	239,014	4,364,127
Cochlear Ltd.	45,800	3,838,428
Coles Group Ltd.	893,839	15,099,599
Commonwealth Bank of Australia	1,123,662	140,463,157
Computershare Ltd.	346,441	9,954,317
CSL Ltd.	325,870	28,174,801
Evolution Mining Ltd.	1,352,255	10,722,472
Fortescue Ltd.	1,087,196	14,107,731
Goodman Group	1,344,612	27,993,366
Insurance Australia Group Ltd.	1,483,289	8,837,713
Lottery Corp. Ltd.	1,492,005	5,845,653
Lynas Rare Earths Ltd. *	609,530	5,982,396
Macquarie Group Ltd.	246,251	43,714,156
Medibank Pvt Ltd.	1,841,142	6,673,664
National Australia Bank Ltd.	2,060,469	59,662,859
Northern Star Resources Ltd.	903,879	12,526,679
Origin Energy Ltd.	1,151,380	8,686,493
PLS Group Ltd. *	2,085,699	6,060,267
Pro Medicus Ltd.	39,130	4,451,385
Qantas Airways Ltd.	491,059	3,417,287
QBE Insurance Group Ltd.	1,015,484	17,613,330
REA Group Ltd.	35,202	3,975,518
Rio Tinto Ltd.	250,458	29,850,004
Santos Ltd.	2,157,981	11,984,884
Scentre Group	3,496,281	9,599,092
SGH Ltd.	140,040	4,330,837
Sigma Healthcare Ltd.	3,508,158	7,233,805
Sonic Healthcare Ltd.	304,515	4,660,449
South32 Ltd.	2,983,686	9,512,297
Stockland	1,586,903	4,750,187
Suncorp Group Ltd.	727,980	9,794,784
Telstra Group Ltd.	2,621,654	9,255,416
Transurban Group	2,108,242	21,893,587
Vicinity Ltd.	2,653,672	4,987,167
Washington H Soul Pattinson & Co. Ltd.	230,867	7,492,748
Wesfarmers Ltd.	758,649	47,518,232
Westpac Banking Corp.	2,297,499	60,923,398
WiseTech Global Ltd.	129,615	3,340,818
Woodside Energy Group Ltd.	1,277,155	29,891,718
Woolworths Group Ltd.	822,001	22,938,440
Xero Ltd. *	108,757	5,429,697
		984,176,739

Austria 0.4%
BAWAG Group AG	49,108	9,958,883
Erste Group Bank AG	206,746	27,026,473
OMV AG	98,061	7,170,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Raiffeisen Bank International AG	91,453	6,279,030
Verbund AG	47,313	3,247,519
		53,682,630

Belgium 1.1%
Ageas SA	99,167	8,206,772
Anheuser-Busch InBev SA	603,321	52,400,822
Argenx SE *	41,440	35,493,236
D'ieteren Group	13,774	2,843,023
Elia Group SA	28,764	4,121,441
Financiere de Tubize SA	13,341	2,983,679
Groupe Bruxelles Lambert NV	49,971	4,507,224
KBC Group NV	154,457	22,219,985
Lotus Bakeries NV	284	3,642,642
Sofina SA	11,110	3,148,407
Syensqo SA	46,364	4,124,412
UCB SA	81,630	20,953,067
		164,644,710

Denmark 1.7%
AP Moller - Maersk AS, Class A	1,669	4,351,450
AP Moller - Maersk AS, Class B	2,169	5,824,043
Carlsberg AS, Class B	62,611	9,219,761
Coloplast AS, Class B	84,552	5,591,400
Danske Bank AS	421,066	24,232,206
Demant AS *	56,467	2,444,111
DSV AS	128,843	27,845,663
Genmab AS *	40,584	11,681,634
Novo Nordisk AS, Class B	2,162,369	102,283,459
Novonesis Novozymes B, Class B	234,127	15,242,455
Orsted AS *	306,916	6,842,799
Pandora AS	51,718	6,476,568
Rockwool AS, B Shares	59,554	1,902,812
Tryg AS	201,699	4,799,951
Vestas Wind Systems AS	646,954	17,414,357
		246,152,669

Finland 1.1%
Elisa OYJ	92,449	3,728,356
Fortum OYJ (a)	301,759	6,860,115
Kesko OYJ, B Shares	178,614	4,450,583
Kone OYJ, B Shares	222,554	12,840,687
Metso OYJ	440,140	8,238,632
Neste OYJ	290,342	10,289,250
Nokia OYJ	3,372,683	31,173,475
Nordea Bank Abp	2,073,373	41,847,196
Orion OYJ, B Shares	74,615	6,975,544
Sampo OYJ, A Shares	1,618,929	17,924,368
Stora Enso OYJ, R Shares	364,844	4,195,546
UPM-Kymmene OYJ	352,741	9,596,595
Wartsila OYJ Abp	325,417	11,035,633
		169,155,980

France 9.9%
Abivax SA *	40,261	4,996,649
Accor SA	124,262	6,462,370
Aeroports de Paris SA (a)	21,235	2,943,289

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Air Liquide SA	428,582	84,434,283
Airbus SE	399,002	93,669,108
Alstom SA *	224,476	4,158,625
Amundi SA	41,054	4,485,949
ArcelorMittal SA	287,714	20,323,349
AXA SA	1,053,426	54,598,648
Ayvens SA	221,887	2,990,530
BioMerieux	26,386	2,103,175
BNP Paribas SA	665,568	84,572,793
Bollore SE	404,310	1,805,605
Bouygues SA	147,113	8,286,838
Bureau Veritas SA	216,458	6,924,497
Capgemini SE	102,423	12,174,071
Carrefour SA	392,682	7,206,491
Cie de Saint-Gobain SA	298,733	28,077,043
Cie Generale des Etablissements Michelin SCA	418,415	16,912,524
Covivio SA	36,810	2,247,143
Credit Agricole SA	603,434	13,484,007
Danone SA	421,954	32,822,150
Dassault Aviation SA	11,299	3,903,236
Dassault Systemes SE	444,484	10,340,919
Eiffage SA	45,874	6,520,051
Engie SA	1,194,646	37,238,438
EssilorLuxottica SA	201,467	38,142,092
Eurofins Scientific SE	77,996	6,150,822
Euronext NV	52,535	9,605,807
Gecina SA	29,224	2,531,760
Getlink SE	164,967	3,519,197
Hermes International SCA	17,331	30,708,338
Ipsen SA	22,285	4,306,029
Kering SA	47,967	15,832,628
Klepierre SA	141,916	6,445,971
Legrand SA	171,384	26,055,376
L'Oreal SA	161,483	71,923,754
LVMH Moet Hennessy Louis Vuitton SE	167,239	91,836,784
Orange SA	1,248,536	23,856,642
Pernod Ricard SA	130,669	10,183,465
Publicis Groupe SA	154,749	16,516,439
Renault SA	127,142	4,014,669
Rexel SA	149,886	6,219,623
Safran SA	231,771	91,081,666
Sanofi SA	733,188	63,136,030
Sartorius Stedim Biotech	20,145	3,894,835
Schneider Electric SE	368,145	123,691,305
Societe Generale SA	430,785	40,492,344
Sodexo SA	51,579	3,391,668
STMicroelectronics NV	422,690	22,579,424
Thales SA	62,578	17,814,733
TotalEnergies SE	1,322,636	116,604,195
Unibail-Rodamco-Westfield *	71,461	8,706,696
Veolia Environnement SA	395,037	15,719,847
Vinci SA	313,136	44,212,529
		1,472,856,449

Germany 8.7%
adidas AG	108,856	20,140,868
Allianz SE	255,594	127,311,859
BASF SE	596,886	34,651,381
Bayer AG	658,852	36,563,473
Bayerische Motoren Werke AG	221,171	15,159,821
Beiersdorf AG	59,578	5,534,264
Brenntag SE	79,355	5,595,835
Commerzbank AG	436,906	19,055,216
Continental AG	73,800	6,137,448
CTS Eventim AG & Co. KGaA	37,866	2,554,849
Daimler Truck Holding AG	310,840	17,581,317
SECURITY	NUMBER OF SHARES	VALUE ($)
Delivery Hero SE *	110,720	4,826,595
Deutsche Bank AG	1,221,317	44,951,767
Deutsche Boerse AG	121,646	36,641,862
Deutsche Lufthansa AG	403,752	4,236,582
Deutsche Post AG	614,983	41,081,944
Deutsche Telekom AG	2,311,033	71,320,729
E.ON SE	1,505,079	32,424,307
Evonik Industries AG	181,407	3,669,807
Fresenius Medical Care AG	127,117	6,523,878
Fresenius SE & Co. KGaA	283,342	14,562,990
GEA Group AG	98,424	6,992,188
Hannover Rueck SE	40,312	11,619,793
Heidelberg Materials AG	87,992	16,381,021
Henkel AG & Co. KGaA	61,240	5,018,021
Hensoldt AG	42,213	3,877,639
HOCHTIEF AG	9,702	4,972,512
Infineon Technologies AG	876,967	62,934,247
Knorr-Bremse AG	42,665	5,074,392
Mercedes-Benz Group AG	483,815	26,159,466
Merck KGaA	85,784	14,177,366
MTU Aero Engines AG	36,411	15,266,336
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	87,242	52,406,227
Nemetschek SE	39,402	2,655,880
Qiagen NV	140,346	5,775,079
Rational AG	3,300	2,569,237
Rheinmetall AG	31,097	41,108,635
RWE AG	433,091	28,490,002
SAP SE	702,622	128,787,179
Scout24 SE	48,580	4,164,938
Siemens AG	498,952	163,479,809
Siemens Energy AG	520,328	88,894,380
Siemens Healthineers AG	228,752	9,741,309
Symrise AG	89,786	9,213,839
Talanx AG	39,674	5,273,252
Vonovia SE	478,298	11,603,813
Zalando SE *	139,945	4,564,333
		1,281,727,685

Hong Kong 1.9%
AIA Group Ltd.	7,052,200	71,092,454
BOC Hong Kong Holdings Ltd.	2,461,590	16,369,726
CK Asset Holdings Ltd.	1,164,211	7,091,229
CK Hutchison Holdings Ltd.	1,810,025	16,958,622
CK Infrastructure Holdings Ltd.	416,500	3,322,230
CLP Holdings Ltd.	1,126,926	11,204,286
Futu Holdings Ltd., ADR	32,604	3,427,332
Galaxy Entertainment Group Ltd.	1,359,000	5,926,589
Henderson Land Development Co. Ltd.	874,735	3,171,236
HKT Trust & HKT Ltd.	2,261,000	3,827,523
Hong Kong & China Gas Co. Ltd.	7,449,696	6,669,241
Hong Kong Exchanges & Clearing Ltd.	806,365	42,013,878
Hongkong Land Holdings Ltd.	643,201	5,215,548
Jardine Matheson Holdings Ltd.	107,317	7,127,449
Link REIT	1,755,840	8,751,972
MTR Corp. Ltd.	1,084,360	4,575,097
Power Assets Holdings Ltd.	928,938	6,993,452
Sands China Ltd.	1,583,600	2,969,728
Sino Land Co. Ltd.	2,494,538	3,397,663
SITC International Holdings Co. Ltd.	934,000	4,709,036
Sun Hung Kai Properties Ltd.	865,104	13,577,678
Swire Pacific Ltd., A Shares	235,090	2,985,504
Techtronic Industries Co. Ltd.	911,000	15,304,760

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WH Group Ltd.	5,139,289	5,529,710
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,585,540
		275,797,483

Ireland 0.4%
AIB Group PLC	1,415,132	16,831,040
Bank of Ireland Group PLC	636,425	13,364,855
Kerry Group PLC, Class A	108,308	10,340,115
Kingspan Group PLC	103,246	9,596,071
Ryanair Holdings PLC	279,335	7,832,970
		57,965,051

Israel 1.1%
Azrieli Group Ltd.	30,741	4,058,174
Bank Hapoalim BM	870,091	21,124,031
Bank Leumi Le-Israel BM	994,567	23,499,946
Check Point Software Technologies Ltd. *	51,895	6,597,411
Elbit Systems Ltd.	18,526	14,965,911
Enlight Renewable Energy Ltd. *	92,342	7,837,033
Harel Insurance Investments & Financial Services Ltd.	78,394	4,494,138
ICL Group Ltd.	471,353	2,408,643
Israel Discount Bank Ltd., A Shares	818,160	8,538,723
Mizrahi Tefahot Bank Ltd.	106,347	7,914,140
Nova Ltd. *	20,204	8,028,487
OPC Energy Ltd. *	120,258	3,773,132
Phoenix Financial Ltd.	151,370	8,487,235
Teva Pharmaceutical Industries Ltd., ADR *	783,042	27,414,300
Tower Semiconductor Ltd. *	75,401	16,517,815
		165,659,119

Italy 3.4%
Banca Mediolanum SpA	141,627	3,794,888
Banca Monte dei Paschi di Siena SpA	1,282,679	17,179,410
Banco BPM SpA	769,946	14,057,821
BPER Banca SpA	1,037,191	16,853,528
Buzzi SpA	52,274	2,479,635
Davide Campari-Milano NV	404,928	2,757,848
Enel SpA	5,117,147	57,789,979
Eni SpA	1,215,235	33,803,801
Ferrari NV	81,153	31,908,791
FinecoBank Banca Fineco SpA	406,015	11,123,532
Generali	551,832	27,966,306
Intesa Sanpaolo SpA	9,316,205	70,424,038
Italgas SpA	415,071	4,281,905
Leonardo SpA	268,255	17,097,100
Moncler SpA	145,743	8,289,679
Poste Italiane SpA	306,794	9,281,303
Prysmian SpA	188,235	25,975,148
Recordati Industria Chimica e Farmaceutica SpA	69,592	4,145,526
Snam SpA	1,348,112	9,141,301
Stellantis NV *	1,352,317	7,786,053
Telecom Italia SpA *	1,148,333	9,751,476
Tenaris SA	213,036	6,111,920
Terna - Rete Elettrica Nazionale	941,466	10,793,085
UniCredit SpA	911,062	85,923,926
Unipol Assicurazioni SpA	246,845	7,723,656
		496,441,655

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 22.9%
Advantest Corp.	491,392	97,090,186
Aeon Co. Ltd.	1,448,700	12,429,439
AGC, Inc.	132,093	4,981,622
Aisin Corp.	320,300	4,415,882
Ajinomoto Co., Inc.	567,700	17,506,936
ANA Holdings, Inc.	105,600	2,062,555
Asahi Group Holdings Ltd.	932,700	9,733,838
Asahi Kasei Corp.	808,200	8,627,488
Asics Corp.	449,600	13,256,196
Astellas Pharma, Inc.	1,140,950	15,670,723
Bandai Namco Holdings, Inc.	346,600	10,040,731
Bridgestone Corp.	704,614	17,400,737
Canon, Inc.	527,795	14,691,228
Capcom Co. Ltd.	176,200	4,426,207
Central Japan Railway Co.	500,600	12,457,351
Chiba Bank Ltd.	365,900	5,947,725
Chubu Electric Power Co., Inc.	443,100	7,672,305
Chugai Pharmaceutical Co. Ltd.	452,000	19,612,888
Dai Nippon Printing Co. Ltd.	245,996	4,460,452
Daifuku Co. Ltd.	209,490	7,716,812
Daiichi Life Group, Inc.	2,311,800	27,874,213
Daiichi Sankyo Co. Ltd.	1,148,800	18,566,360
Daikin Industries Ltd.	176,900	25,624,809
Daito Trust Construction Co. Ltd.	195,400	4,137,536
Daiwa House Industry Co. Ltd.	372,600	10,941,972
Daiwa Securities Group, Inc.	854,800	9,562,337
Denso Corp.	1,066,700	13,097,907
Disco Corp.	58,100	20,766,930
East Japan Railway Co.	641,880	14,768,723
Ebara Corp.	311,700	10,581,463
Eisai Co. Ltd.	174,600	5,248,972
ENEOS Holdings, Inc.	1,742,800	14,392,959
FANUC Corp.	625,600	25,208,848
Fast Retailing Co. Ltd.	128,200	62,775,600
Fuji Electric Co. Ltd.	92,100	8,037,500
FUJIFILM Holdings Corp.	748,133	17,610,768
Fujikura Ltd.	1,009,200	25,609,805
Fujitsu Ltd.	1,139,200	26,257,733
Furukawa Electric Co. Ltd.	446,300	8,516,261
Hankyu Hanshin Holdings, Inc.	150,300	4,447,062
Hikari Tsushin, Inc.	12,993	3,177,005
Hitachi Ltd.	2,968,875	97,291,623
Honda Motor Co. Ltd.	2,429,217	24,485,590
Hoya Corp.	226,807	34,682,627
Hulic Co. Ltd.	312,000	3,430,360
Ibiden Co. Ltd.	157,300	15,736,739
Idemitsu Kosan Co. Ltd.	544,015	4,453,595
IHI Corp.	661,900	11,573,290
Inpex Corp.	584,500	13,471,946
Isuzu Motors Ltd.	339,600	5,066,676
ITOCHU Corp.	3,708,300	46,537,721
Japan Exchange Group, Inc.	644,500	8,767,201
Japan Post Bank Co. Ltd.	1,200,300	23,207,954
Japan Post Holdings Co. Ltd.	1,117,800	16,537,136
Japan Post Insurance Co. Ltd.	341,700	3,762,493
Japan Tobacco, Inc.	741,000	33,038,876
JFE Holdings, Inc.	398,700	4,523,699
JX Advanced Metals Corp.	373,600	8,655,632
Kajima Corp.	262,800	8,781,257
Kansai Electric Power Co., Inc.	639,800	9,689,435
Kao Corp.	619,638	12,737,316
Kawasaki Heavy Industries Ltd.	496,300	8,479,112
Kawasaki Kisen Kaisha Ltd.	231,000	4,116,151
KDDI Corp.	1,968,900	36,274,454
Keyence Corp.	126,200	63,300,231
Kikkoman Corp.	440,285	4,534,479
Kioxia Holdings Corp. *	210,800	58,757,629

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kirin Holdings Co. Ltd.	530,400	9,812,267
Komatsu Ltd.	578,009	25,079,943
Konami Group Corp.	65,200	8,399,033
Kubota Corp.	658,400	11,170,074
Kyocera Corp.	786,700	17,942,099
Kyowa Kirin Co. Ltd.	158,600	2,545,931
Lasertec Corp.	52,200	11,992,018
LY Corp.	1,767,400	4,924,405
Makita Corp.	147,400	4,747,814
Marubeni Corp.	946,000	30,575,350
Minebea Mitsumi, Inc.	218,800	4,982,978
Mitsubishi Chemical Group Corp.	798,900	5,878,985
Mitsubishi Corp.	2,027,900	60,619,544
Mitsubishi Electric Corp.	1,277,000	46,001,484
Mitsubishi Estate Co. Ltd.	700,302	17,001,350
Mitsubishi HC Capital, Inc.	601,338	5,536,640
Mitsubishi Heavy Industries Ltd.	2,151,000	50,252,364
Mitsubishi UFJ Financial Group, Inc.	7,171,109	160,177,461
Mitsui & Co. Ltd.	1,577,100	48,392,170
Mitsui Fudosan Co. Ltd.	1,675,131	16,318,135
Mitsui Kinzoku Co. Ltd.	36,200	6,815,482
Mitsui OSK Lines Ltd.	231,500	8,552,054
Mizuho Financial Group, Inc.	1,583,613	82,101,135
MS&AD Insurance Group Holdings, Inc.	804,686	24,771,104
Murata Manufacturing Co. Ltd.	1,088,200	49,583,091
NEC Corp.	825,000	24,517,892
Nexon Co. Ltd.	217,400	3,407,190
NIDEC Corp.	558,100	8,961,876
Nintendo Co. Ltd.	731,990	34,917,481
Nippon Building Fund, Inc.	5,111	4,311,160
Nippon Paint Holdings Co. Ltd.	633,400	4,779,595
Nippon Sanso Holdings Corp.	112,800	4,055,074
Nippon Steel Corp.	3,225,105	13,138,495
Nippon Yusen KK	257,200	9,875,830
Nissan Motor Co. Ltd. *	1,635,396	3,452,772
Nitori Holdings Co. Ltd.	271,400	4,378,494
Nitto Denko Corp.	466,000	9,840,247
Nomura Holdings, Inc.	1,961,500	18,976,514
Nomura Research Institute Ltd.	257,100	7,605,930
NTT, Inc.	20,382,975	19,537,350
Obayashi Corp.	429,200	8,435,619
Obic Co. Ltd.	226,600	6,499,695
Olympus Corp.	699,000	7,989,135
Oriental Land Co. Ltd.	737,000	14,710,265
ORIX Corp.	734,600	29,647,964
Osaka Gas Co. Ltd.	223,400	7,664,611
Otsuka Corp.	147,600	3,045,659
Otsuka Holdings Co. Ltd.	280,800	19,470,504
Pan Pacific International Holdings Corp.	1,300,700	7,375,579
Panasonic Holdings Corp.	1,560,812	41,271,712
Rakuten Group, Inc. *	970,620	5,060,957
Recruit Holdings Co. Ltd.	891,900	70,532,179
Renesas Electronics Corp.	1,164,900	23,348,967
Resona Holdings, Inc.	1,399,685	18,980,847
Resonac Holdings Corp.	119,400	9,945,909
Ryohin Keikaku Co. Ltd.	334,700	8,779,269
Sanrio Co. Ltd.	652,900	5,221,805
SBI Holdings, Inc.	347,780	6,565,487
SCREEN Holdings Co. Ltd.	102,600	7,826,802
Secom Co. Ltd.	263,500	11,350,534
Seibu Holdings, Inc.	140,100	3,137,522
Sekisui House Ltd.	395,069	8,648,956
Seven & i Holdings Co. Ltd.	1,276,609	16,927,984
Shimano, Inc.	46,800	5,907,570
Shimizu Corp.	331,500	4,883,269
Shin-Etsu Chemical Co. Ltd.	1,092,500	38,947,740
Shionogi & Co. Ltd.	512,500	9,266,661
SECURITY	NUMBER OF SHARES	VALUE ($)
Shiseido Co. Ltd.	260,800	5,151,746
SMC Corp.	36,700	15,856,612
SoftBank Corp.	19,396,200	27,224,073
SoftBank Group Corp.	2,492,600	77,638,204
Sompo Holdings, Inc.	550,300	24,431,449
Sony Group Corp.	3,920,900	91,626,979
Subaru Corp.	343,600	5,848,911
Sumitomo Corp.	2,724,700	28,282,269
Sumitomo Electric Industries Ltd.	1,908,800	25,263,141
Sumitomo Metal Mining Co. Ltd.	159,100	7,997,230
Sumitomo Mitsui Financial Group, Inc.	2,436,538	104,695,375
Sumitomo Mitsui Trust Group, Inc.	1,716,800	17,653,307
Sumitomo Realty & Development Co. Ltd.	402,800	9,028,491
Suntory Beverage & Food Ltd.	85,500	2,478,820
Suzuki Motor Corp.	1,039,300	13,566,549
T&D Holdings, Inc.	288,600	9,095,468
Taisei Corp.	94,300	7,638,529
Takeda Pharmaceutical Co. Ltd.	1,074,490	36,893,285
TDK Corp.	1,269,200	24,404,757
Terumo Corp.	885,200	12,985,791
Toho Co. Ltd.	347,540	3,324,571
Tokio Marine Holdings, Inc.	1,197,097	61,011,670
Tokyo Electron Ltd.	300,800	100,568,585
Tokyo Gas Co. Ltd.	197,440	7,622,144
TOPPAN Holdings, Inc.	146,100	4,096,769
Toray Industries, Inc.	847,700	6,089,244
Toyota Motor Corp.	6,362,915	120,416,036
Toyota Tsusho Corp.	429,907	17,843,434
Unicharm Corp.	739,200	4,688,710
West Japan Railway Co.	279,264	5,269,659
Yamaha Motor Co. Ltd.	606,600	5,074,136
Yokogawa Electric Corp.	143,600	5,121,451
Yokohama Financial Group, Inc.	657,200	7,480,775
Zensho Holdings Co. Ltd.	62,300	3,890,104
		3,396,929,572

Netherlands 5.7%
ABN AMRO Bank NV, GDR	416,552	18,843,775
Adyen NV *	17,791	18,097,285
Aegon Ltd.	819,740	7,790,318
AerCap Holdings NV	108,882	16,430,294
Akzo Nobel NV	102,141	7,154,211
ASM International NV	31,584	29,251,481
ASML Holding NV	260,581	429,423,131
ASR Nederland NV	105,043	8,587,984
BE Semiconductor Industries NV	47,734	10,946,305
Coca-Cola Europacific Partners PLC	135,498	14,831,611
CSG NV *(a)	99,985	1,904,718
CVC Capital Partners PLC	136,270	2,287,991
DSM-Firmenich AG	109,246	11,777,567
EXOR NV	61,078	4,891,174
Heineken Holding NV	79,058	6,650,832
Heineken NV	194,500	17,610,090
ING Groep NV, Series N	1,961,205	68,919,775
InPost SA *	166,554	2,970,586
Koninklijke Ahold Delhaize NV	594,996	23,575,067
Koninklijke KPN NV	2,544,594	12,015,164
Koninklijke Philips NV	520,505	13,714,182
Magnum Ice Cream Co. NV *	324,532	6,064,822
Nebius Group NV *	135,120	25,728,199
NN Group NV	177,688	16,749,072
Prosus NV *	873,779	40,606,954
Universal Music Group NV	684,616	11,295,857
Wolters Kluwer NV	150,503	11,815,780
		839,934,225

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Auckland International Airport Ltd.	1,128,089	5,783,947
Contact Energy Ltd.	630,124	3,369,676
Fisher & Paykel Healthcare Corp. Ltd., Class C	390,699	9,344,265
Infratil Ltd.	601,854	5,224,556
Meridian Energy Ltd.	838,367	2,811,282
		26,533,726

Norway 0.6%
Aker BP ASA	216,001	7,701,386
DNB Bank ASA	543,470	17,498,975
Equinor ASA	474,557	19,480,996
Gjensidige Forsikring ASA	138,747	4,138,952
Kongsberg Gruppen ASA	283,669	8,865,498
Mowi ASA	290,898	6,229,648
Norsk Hydro ASA	857,006	7,905,045
Orkla ASA	491,987	5,464,963
Salmar ASA	43,951	2,396,126
Telenor ASA	416,887	5,885,463
Var Energi ASA	625,621	3,143,124
Yara International ASA	108,124	5,100,404
		93,810,580

Portugal 0.2%
Banco Comercial Portugues SA, Class R	5,659,685	6,973,325
EDP Renewables SA	223,026	3,460,681
EDP SA	1,958,100	10,082,846
Galp Energia SGPS SA	271,283	6,161,001
Jeronimo Martins SGPS SA	193,668	3,883,991
		30,561,844

Singapore 1.8%
CapitaLand Ascendas REIT *	2,759,400	5,527,013
CapitaLand Integrated Commercial Trust *	4,085,090	7,928,078
CapitaLand Investment Ltd.	1,543,849	3,199,389
DBS Group Holdings Ltd.	1,384,682	79,891,579
Grab Holdings Ltd., A Shares *	1,595,265	5,583,428
Keppel Ltd.	944,700	8,437,075
Oversea-Chinese Banking Corp. Ltd.	2,188,501	49,707,910
Sea Ltd., ADR *	252,469	26,948,541
Sembcorp Industries Ltd.	616,400	2,651,189
Singapore Airlines Ltd.	1,032,250	6,192,262
Singapore Exchange Ltd.	547,400	10,435,737
Singapore Technologies Engineering Ltd.	1,030,049	8,093,904
Singapore Telecommunications Ltd.	5,001,437	17,304,457
United Overseas Bank Ltd.	810,333	27,404,710
Wilmar International Ltd.	1,061,434	3,245,971
Yangzijiang Shipbuilding Holdings Ltd.	1,710,200	5,220,409
		267,771,652

Spain 4.0%
Acciona SA	16,868	4,639,459
ACS Actividades de Construccion y Servicios SA	120,787	15,396,821
Aena SME SA	500,828	15,439,449
Amadeus IT Group SA	297,723	18,374,562
Banco Bilbao Vizcaya Argentaria SA	3,765,488	105,553,734
Banco de Sabadell SA	3,233,620	12,414,585
Banco Santander SA	9,609,804	136,673,212
SECURITY	NUMBER OF SHARES	VALUE ($)
Bankinter SA	434,765	7,997,466
CaixaBank SA	2,373,946	34,484,731
Cellnex Telecom SA *	317,369	9,858,768
Endesa SA	210,857	10,267,666
Ferrovial NV	319,168	20,907,423
Iberdrola SA	4,166,227	98,962,821
Indra Sistemas SA	50,646	3,329,800
Industria de Diseno Textil SA	734,072	47,908,183
International Consolidated Airlines Group SA	783,846	4,578,804
Mapfre SA	628,984	3,216,252
Naturgy Energy Group SA	274,874	9,169,756
Redeia Corp. SA	279,304	4,926,094
Repsol SA	737,752	22,516,947
Telefonica SA	2,446,708	10,101,697
		596,718,230

Sweden 3.5%
AddTech AB, B Shares	176,869	6,435,577
Alfa Laval AB	191,524	11,334,019
Assa Abloy AB, B Shares	660,422	24,505,459
Atlas Copco AB, A Shares	1,685,644	35,617,352
Atlas Copco AB, B Shares	999,139	18,461,637
Beijer Ref AB, Class B	281,317	3,970,030
Boliden AB	190,517	9,586,352
Epiroc AB, A Shares	415,719	10,657,633
Epiroc AB, B Shares	258,914	5,676,841
EQT AB	286,478	9,730,442
Essity AB, B Shares	383,287	11,134,752
Evolution AB *	81,615	6,228,961
Fastighets AB Balder, B Shares *	453,771	2,483,592
H & M Hennes & Mauritz AB, B Shares	280,717	5,140,978
Hexagon AB, B Shares	1,372,824	13,550,552
Industrivarden AB, A Shares	76,020	4,383,545
Industrivarden AB, C Shares	101,114	5,786,125
Indutrade AB	184,059	4,621,184
Investment AB Latour, B Shares	89,173	1,881,198
Investor AB, B Shares	1,166,004	50,368,878
L E Lundbergforetagen AB, B Shares	49,038	2,945,482
Lifco AB, B Shares	141,303	4,812,508
Millicom International Cellular SA	61,787	5,899,423
Nibe Industrier AB, B Shares	987,305	3,957,645
Octave Intelligence PLC *	150,637	2,700,399
Saab AB, B Shares	218,723	13,744,065
Sagax AB, B Shares	140,471	2,469,257
Sandvik AB	694,152	25,957,627
Securitas AB, B Shares	321,755	5,168,787
Skandinaviska Enskilda Banken AB, A Shares	976,582	22,883,758
Skanska AB, B Shares	220,970	6,200,472
SKF AB, B Shares	232,364	6,289,452
Spotify Technology SA *	98,558	49,273,087
Svenska Cellulosa AB SCA, B Shares	396,445	4,507,242
Svenska Handelsbanken AB, A Shares	903,999	13,822,649
Swedbank AB, A Shares	556,256	22,250,217
Swedish Orphan Biovitrum AB *	118,683	5,881,481
Tele2 AB, B Shares	363,850	6,303,368
Telefonaktiebolaget LM Ericsson, B Shares	1,777,111	17,480,882
Telia Co. AB	1,568,869	7,270,460
Trelleborg AB, B Shares	127,053	5,648,019
Verisure PLC *	154,658	1,923,097
Volvo AB, B Shares	1,044,241	39,944,024
		518,888,508

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 9.4%
ABB Ltd.	1,052,885	103,876,474
Alcon AG	337,059	23,148,947
Avolta AG *	60,885	3,655,187
Banque Cantonale Vaudoise	20,055	3,150,455
Barry Callebaut AG	2,491	3,470,518
Belimo Holding AG	6,559	6,839,678
BKW AG	13,426	2,218,001
Chocoladefabriken Lindt & Spruengli AG	67	7,889,291
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	644	7,433,091
Cie Financiere Richemont SA, Class A	361,355	85,403,267
EMS-Chemie Holding AG	4,691	4,750,286
Galderma Group AG *	123,590	26,894,581
Geberit AG	21,427	14,118,259
Givaudan SA	6,208	24,812,469
Helvetia Baloise Holding AG	52,028	13,952,315
Holcim AG *	341,449	31,011,806
Julius Baer Group Ltd.	136,556	12,006,081
Kuehne & Nagel International AG	32,148	8,186,863
Logitech International SA	97,753	9,983,541
Lonza Group AG	47,229	32,917,564
Nestle SA	1,730,358	172,950,974
Novartis AG	1,230,070	192,372,804
Partners Group Holding AG	14,532	12,112,837
Roche Holding AG	471,869	206,250,342
Roche Holding AG, Bearer Shares	19,670	8,719,625
Sandoz Group AG	280,351	22,853,606
Schindler Holding AG	13,597	4,158,966
Schindler Holding AG, Participation Certificates	26,304	8,279,974
SGS SA	110,009	13,035,667
Sika AG	102,531	23,068,510
Sonova Holding AG	32,888	8,960,462
Straumann Holding AG	75,084	9,298,418
Swatch Group AG, Bearer Shares	19,410	4,339,619
Swiss Life Holding AG	18,697	22,062,421
Swiss Prime Site AG	53,611	8,743,958
Swiss Re AG	200,497	33,365,713
Swisscom AG	17,194	13,212,654
UBS Group AG	2,133,083	112,749,715
VAT Group AG	17,977	13,455,386
Zurich Insurance Group AG	100,587	76,619,945
		1,392,330,270

United Kingdom 14.7%
3i Group PLC	653,978	25,176,709
Admiral Group PLC	172,692	8,754,184
Airtel Africa PLC	507,192	2,289,412
Anglo American PLC	708,887	35,884,924
Antofagasta PLC	234,745	11,699,872
Associated British Foods PLC	188,157	5,286,178
AstraZeneca PLC	1,015,755	172,790,392
Aviva PLC	2,055,043	19,233,555
BAE Systems PLC	1,970,938	55,795,935
Barclays PLC	9,206,908	63,284,031
BP PLC	10,559,513	79,335,383
British American Tobacco PLC	1,349,177	81,842,334
BT Group PLC	3,837,238	10,389,856
Bunzl PLC	213,585	8,060,083
Centrica PLC	3,068,376	6,409,879
Coca-Cola HBC AG *	137,313	9,258,989
Compass Group PLC	1,137,707	36,128,855
Diageo PLC	1,490,530	32,744,468
Endeavour Mining PLC	141,810	6,765,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Experian PLC	607,904	22,936,045
Fresnillo PLC	122,422	4,123,899
Glencore PLC *	6,323,924	46,577,911
GSK PLC	2,725,727	70,876,686
Haleon PLC	5,978,320	29,267,225
Halma PLC	246,498	11,776,978
HSBC Holdings PLC	11,539,050	245,727,628
Imperial Brands PLC	497,420	18,877,518
Informa PLC	863,016	10,338,605
InterContinental Hotels Group PLC	95,976	15,520,001
Intertek Group PLC	104,878	8,283,597
J Sainsbury PLC	1,164,758	5,616,822
Kingfisher PLC	1,116,883	4,659,568
Land Securities Group PLC	489,213	4,659,722
Legal & General Group PLC	3,489,950	14,170,436
Lloyds Banking Group PLC	39,070,701	60,388,273
London Stock Exchange Group PLC	299,372	33,677,119
M&G PLC	1,489,968	7,197,590
Marks & Spencer Group PLC	1,370,394	7,491,081
Melrose Industries PLC	872,189	5,365,076
National Grid PLC	3,350,305	53,624,481
NatWest Group PLC	5,362,127	50,578,978
Next PLC	77,375	15,494,967
NMC Health PLC *(b)	48,950	0
Pearson PLC	312,557	5,274,289
Prudential PLC	1,695,891	25,486,779
Reckitt Benckiser Group PLC	430,602	30,390,752
RELX PLC	1,192,083	41,927,876
Rentokil Initial PLC	1,683,469	7,752,808
Rio Tinto PLC	717,135	69,683,735
Rolls-Royce Holdings PLC	5,641,444	112,544,898
Sage Group PLC	615,000	8,101,378
Schroders PLC	533,782	4,233,969
Segro PLC	823,856	10,761,789
Severn Trent PLC	181,084	7,343,670
Shell PLC	3,771,044	172,607,061
Smith & Nephew PLC	518,891	8,116,994
Smiths Group PLC	207,840	7,421,881
Spirax Group PLC	49,813	4,670,315
SSE PLC	813,441	25,699,401
Standard Chartered PLC	1,190,860	35,210,882
Standard Life PLC	468,421	5,837,138
Sunbelt Rentals Holdings, Inc.	276,274	19,793,982
Tesco PLC	4,285,934	28,210,696
Unilever PLC	1,467,502	93,373,617
United Utilities Group PLC	495,920	9,236,197
Vodafone Group PLC	12,232,058	19,412,152
Wise Group PLC, Class A *	475,728	5,682,083
		2,177,134,690
Total Common Stocks (Cost $7,783,111,548)		14,708,873,467

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Dr. Ing hc F Porsche AG	75,923	3,716,914
Henkel AG & Co. KGaA	99,938	8,712,464
Porsche Automobil Holding SE	103,272	3,427,712
Sartorius AG	16,268	4,100,085
Volkswagen AG	136,875	11,829,013
		31,786,188
Total Preferred Stocks (Cost $39,461,125)		31,786,188

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	11,285,905	11,285,905
Total Short-Term Investments (Cost $11,285,905)		11,285,905
Total Investments in Securities (Cost $7,833,858,578)		14,751,945,560

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	387	61,577,505	720,294

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $10,831,742.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$3,365,166,595	$—	$3,365,166,595
Denmark	25,417,948	220,734,721	—	246,152,669
France	23,856,642	1,448,999,807	—	1,472,856,449
Hong Kong	3,427,332	272,370,151	—	275,797,483
Israel	34,011,711	131,647,408	—	165,659,119
Italy	4,281,905	492,159,750	—	496,441,655
Japan	20,059,491	3,376,870,081	—	3,396,929,572
Netherlands	82,469,889	757,464,336	—	839,934,225
Norway	14,750,961	79,059,619	—	93,810,580
Singapore	32,531,969	235,239,683	—	267,771,652
Sweden	57,872,909	461,015,599	—	518,888,508
Switzerland	3,150,455	1,389,179,815	—	1,392,330,270
United Kingdom	6,409,879	2,170,724,811	0 *	2,177,134,690
Preferred Stocks[1]	—	31,786,188	—	31,786,188
Short-Term Investments[1]	11,285,905	—	—	11,285,905
Futures Contracts[2]	720,294	—	—	720,294
Total	$320,247,290	$14,432,418,564	$0	$14,752,665,854

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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